UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Consumer Discretionary (7.3%)
14,907	Aaron’s, Inc.	$341,072
900	Aisan Industry Company, Ltd.	8,579
300	Aisin Seiki Company, Ltd.	12,739
7,260	Amazon.com, Inc.[a]	4,261,620
1,030	American Axle & Manufacturing Holdings, Inc.[a]	13,205
1,677	American Public Education, Inc.[a]	26,463
1,170	Asbury Automotive Group, Inc.[a]	55,084
4,630	Ascena Retail Group, Inc.[a]	34,169
2,480	AutoZone, Inc.[a]	1,903,127
6,800	Barnes & Noble, Inc.	59,636
200	Bayerische Motoren Werke AG	13,770
9,250	Bed Bath & Beyond, Inc.[a]	399,322
1,300	Berkeley Group Holdings plc	65,724
5,920	Big Lots, Inc.	229,578
6,290	Bloomin’ Brands, Inc.	111,081
3,910	Boyd Gaming Corporation[a]	69,637
300	Brembo SPA	12,309
700	Bridgestone Corporation	25,502
18,556	Brunswick Corporation	739,457
20,060	Burlington Stores, Inc.[a]	1,077,824
10,700	Caleres, Inc.	287,616
1,600	Callaway Golf Company	13,936
2,000	Calsonic Kansei Corporation	17,567
8,296	Cedar Fair, LP	449,062
6,170	Cheesecake Factory, Inc.	298,011
3,360	Chegg, Inc.[a]	19,488
4,540	Children’s Place, Inc.	295,554
1,530	Choice Hotels International, Inc.	66,892
21,720	Cinemark Holdings, Inc.	640,523
900	Cineworld Group plc	6,495
38,200	Comcast Corporation[b]	2,128,122
500	Compass Group plc	8,605
26,353	Core-Mark Holding Company, Inc.	2,142,235
2,629	CSS Industries, Inc.	73,638
3,367	Culp, Inc.	85,252
200	Daimler AG	14,003
16,690	Dana Holding Corporation	198,444
6,000	Debenhams plc	6,737
6,307	Delphi Automotive plc	409,577
1,100	Denso Corporation	47,441
6,793	Discovery Communications, Inc.[a]	187,419
9,930	DISH Network Corporation[a]	479,321
5,520	Dollar General Corporation	414,331
16,482	Dollar Tree, Inc.[a]	1,340,316
4,475	Domino’s Pizza, Inc.	509,837
568	Dorman Products, Inc.[a]	24,594
859	Drew Industries, Inc.	49,307
8,190	DSW, Inc.	196,642
3,500	EDION Corporation	26,264
500	Electrolux AB	10,891
3,369	Ethan Allen Interiors, Inc.	89,952
1,200	Eutelsat Communications	38,783
4,995	Expedia, Inc.	504,695
14,250	Finish Line, Inc.	269,895
3,063	Fossil, Inc.[a]	99,854
944	Fred’s, Inc.	15,576
32,917	G-III Apparel Group, Ltd.[a]	1,624,783
950	Gray Television, Inc.[a]	12,493
3,000	Gunze, Ltd.	8,439
1,900	Hakuhodo Dy Holdings, Inc.	20,248
2,454	Harley-Davidson, Inc.	98,160
9,134	Harman International Industries, Inc.	679,478
3,582	Haverty Furniture Companies, Inc.	67,879
2,250	Hilton Worldwide Holdings, Inc.	40,072
19,830	Home Depot, Inc.	2,493,821

Shares	Common Stock (48.0%)	Value

Consumer Discretionary (7.3%) - continued
19,660	Houghton Mifflin Harcourt Company[a]	$350,734
100	Hugo Boss AG	7,964
3,400	Inchcape plc	34,960
500	Intertek Group plc	20,266
1,776	Interval Leisure Group, Inc.	20,921
900	Isuzu Motors, Ltd.	9,120
7,550	Jack in the Box, Inc.	586,182
11,635	Jarden Corporation[a]	617,237
19,142	Kate Spade & Company[a]	340,919
28,700	KB Home	311,682
6,340	Krispy Kreme Doughnuts, Inc.[a]	92,944
11,744	L Brands, Inc.	1,129,186
19,467	Las Vegas Sands Corporation	877,962
7,310	La-Z-Boy, Inc.	156,726
3,900	Lear Corporation	404,937
6,850	Liberty Interactive Corporation[a]	178,511
6,380	Liberty Media Corporation[a]	233,636
4,273	Lithia Motors, Inc.	327,184
19,130	LKQ Corporation[a]	524,162
3,190	Lowe’s Companies, Inc.	228,595
200	LVMH Moet Hennessy Louis Vuitton SE	32,169
5,290	Macy’s, Inc.	213,769
900	Marks and Spencer Group plc	5,465
16,792	MDC Partners, Inc.	328,116
1,836	Meritage Homes Corporation[a]	60,606
4,070	Michael Kors Holdings, Ltd.[a]	162,393
560	Movado Group, Inc.	14,392
7,496	National CineMedia, Inc.	117,237
5,600	Nautilus, Inc.[a]	109,088
2,031	New Media Investment Group, Inc.	35,177
22,930	Newell Rubbermaid, Inc.	889,225
42,670	NIKE, Inc.	2,645,967
1,600	NOK Corporation	33,264
25,903	Nord Anglia Education, Inc.[a]	446,827
58,160	Nutrisystem, Inc.	1,152,150
4,984	O’Reilly Automotive, Inc.[a]	1,300,326
19,744	Oxford Industries, Inc.	1,379,316
1,000	PanaHome Corporation	7,284
15,140	Papa John’s International, Inc.	722,935
48,143	Papa Murphy’s Holdings, Inc.[a]	456,877
3,500	Persimmon plc	102,128
2,130	Pier 1 Imports, Inc.	8,563
300	ProSiebenSat.1 Media AG	14,989
15,940	Pulte Group, Inc.	267,154
10,954	PVH Corporation	803,805
3,067	Ralph Lauren Corporation	345,037
1,763	Red Robin Gourmet Burgers, Inc.[a]	108,848
2,410	Rent-A-Center, Inc.	32,824
6,099	Restoration Hardware Holdings, Inc.[a]	375,820
27,577	Ross Stores, Inc.	1,551,482
3,000	Ruby Tuesday, Inc.[a]	16,350
2,670	Ruth’s Hospitality Group, Inc.	43,387
5,540	Scripps Networks Interactive, Inc.	337,774
800	Sekisui House, Ltd.	12,593
4,690	Select Comfort Corporation[a]	98,771
8,780	Service Corporation International	212,388
900	SHOWA Corporation	7,929
4,020	Signet Jewelers, Ltd.	466,320
11,946	Skechers USA, Inc.[a]	336,758
1,200	Sports Direct International plc[a]	7,136
2,438	Sportsman’s Warehouse Holdings, Inc.[a]	31,962
400	Stanley Electric Company, Ltd.	8,803
48,050	Staples, Inc.	428,606
2,400	Star Entertainment Group, Ltd.	9,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Consumer Discretionary (7.3%) - continued
41,830	Starbucks Corporation	$2,542,009
11,235	Starwood Hotels & Resorts Worldwide, Inc.	699,266
4,504	Stein Mart, Inc.	33,149
2,800	Sumitomo Forestry Company, Ltd.	35,551
1,400	Sumitomo Rubber Industries, Ltd.	17,769
400	Tamron Company, Ltd.	5,717
2,800	Tatts Group, Ltd.	8,329
9,091	Tenneco, Inc.[a]	347,367
17,900	Time, Inc.	268,500
35,933	Toll Brothers, Inc.[a]	992,469
3,480	Tower International, Inc.	80,110
1,000	Toyota Motor Corporation	60,230
44,378	Tuesday Morning Corporation[a]	247,185
2,760	Twenty-First Century Fox, Inc.	74,437
3,200	UBM plc	23,939
3,069	Ulta Salon Cosmetics & Fragrance, Inc.[a]	556,011
4,038	Under Armour, Inc.[a]	344,966
7,110	Vail Resorts, Inc.	888,750
200	Valora Holding AG	41,185
2,050	Vera Bradley, Inc.[a]	30,299
5,917	VF Corporation	370,404
2,000	Wacoal Holdings Corporation	23,383
2,300	WH Smith plc	60,692
760	Winnebago Industries, Inc.	13,384
1,500	Wolters Kluwer NV	51,080
2,100	WPP plc	45,670
5,900	Wyndham Worldwide Corporation	382,910
400	Yokohama Rubber Company, Ltd.	5,997
7,450	Yum! Brands, Inc.	539,156
17,328	Zoe’s Kitchen, Inc.[a]	481,372

	Total	57,438,534

Consumer Staples (1.9%)
500	AarhusKarlshamn AB	32,547
24,150	Altria Group, Inc.	1,475,806
19,820	Aramark	633,249
5,330	Archer-Daniels-Midland Company	188,415
11,050	Avon Products, Inc.	37,459
1,400	Axfood AB	24,495
31,000	Blue Buffalo Pet Products, Inc.[a]	527,620
1,816	Boston Beer Company, Inc.[a]	325,518
1,500	British American Tobacco plc	83,586
1,100	Britvic plc	11,357
3,630	Brown-Forman Corporation	355,159
310	Calavo Growers, Inc.	16,043
12,000	Campbell Soup Company	676,920
300	Carrefour SA	8,538
11,942	Casey’s General Stores, Inc.	1,441,877
41,800	Coca-Cola Company	1,794,056
2,400	Coca-Cola HBC AG	49,147
1,870	CVS Health Corporation	180,623
37,150	Flowers Foods, Inc.	763,061
5,187	Hain Celestial Group, Inc.[a]	188,703
500	Henkel AG & Company KGaA	46,105
400	Imperial Tobacco Group plc	21,658
4,440	Ingredion, Inc.	447,197
2,800	Japan Tobacco, Inc.	109,658
1,000	Jeronimo Martins SGPS SA	13,946
1,100	Kao Corporation	59,032
480	Kimberly-Clark Corporation	61,642
7,000	Koninklijke Ahold NV	158,337
200	KOSE Corporation	18,590
2,130	Lancaster Colony Corporation	216,578
3,960	Molson Coors Brewing Company	358,301

Shares	Common Stock (48.0%)	Value

Consumer Staples (1.9%) - continued
24,790	Mondelez International, Inc.	$1,068,449
8,869	Monster Beverage Corporation[a]	1,197,581
1,500	Nestle SA	110,509
1,000	Nippon Meat Packers, Inc.	19,404
2,000	Nisshin OilliO Group, Ltd.	8,360
710	Omega Protein Corporation[a]	16,039
3,370	PepsiCo, Inc.	334,641
853	Philip Morris International, Inc.	76,779
340	PriceSmart, Inc.	26,030
6,362	SpartanNash Company	130,548
600	Suedzucker AG	9,076
300	Sugi Holdings Company, Ltd.	15,555
1,700	Swedish Match AB	60,474
980	Tootsie Roll Industries, Inc.	32,164
2,590	Tyson Foods, Inc.	138,202
11,541	United Natural Foods, Inc.[a]	404,166
1,510	Universal Corporation	82,642
30,530	WhiteWave Foods Company[a]	1,152,508
1,100	Woolworths, Ltd.	19,123

	Total	15,227,473

Energy (6.2%)
10,460	Archrock, Inc.	62,760
9,779	Atwood Oceanics, Inc.	59,945
56,555	Baker Hughes, Inc.	2,460,708
7,914	Basic Energy Services, Inc.[a]	18,202
11,470	Bonanza Creek Energy, Inc.[a]	32,690
42,800	BP plc	231,131
2,564	Bristow Group, Inc.	59,639
35,912	Callon Petroleum Company[a]	245,997
45,187	Cameron International Corporation[a]	2,966,978
78,646	Canadian Natural Resources, Ltd.	1,672,014
61,928	Chevron Corporation	5,354,914
1,945	Cimarex Energy Company	180,885
1,042	Clayton Williams Energy, Inc.[a]	17,902
254,869	Cobalt International Energy, Inc.[a]	965,954
1,010	Columbia Pipeline Group, Inc.	18,736
21,966	Concho Resources, Inc.[a]	2,089,626
29,750	Continental Resources, Inc.[a]	628,022
4,550	Delek US Holdings, Inc.	77,441
62,280	Denbury Resources, Inc.	97,157
1,100	Devon Energy Corporation	30,690
6,320	Diamond Offshore Drilling, Inc.	117,489
12,493	Diamondback Energy, Inc.[a]	943,846
670	Dril-Quip, Inc.[a]	39,289
700	Eni SPA	10,158
16,310	Ensco plc	159,512
46,366	EOG Resources, Inc.	3,292,913
7,740	EP Energy Corporation[a]	28,948
50,943	EQT Corporation	3,145,221
32,700	Exxon Mobil Corporation	2,545,695
6,140	FMC Technologies, Inc.[a]	154,421
1,911	Forum Energy Technologies, Inc.[a]	21,422
2,500	Green Plains, Inc.	47,375
3,560	Gulfport Energy Corporation[a]	105,198
30,950	Halliburton Company	983,900
2,940	Helix Energy Solutions Group, Inc.[a]	11,848
6,973	Helmerich & Payne, Inc.	354,228
12,052	HollyFrontier Corporation	421,458
148,082	Marathon Oil Corporation	1,440,838
88,088	Marathon Petroleum Corporation	3,681,198
15,930	Nabors Industries, Ltd.	117,245
1,810	National Oilwell Varco, Inc.	58,897
23,660	Noble Corporation	184,311
1,430	Noble Energy, Inc.	46,289
3,950	Oasis Petroleum, Inc.[a]	21,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Energy (6.2%) - continued
3,895	Oceaneering International, Inc.	$131,846
1,135	Oil States International, Inc.[a]	32,041
1,500	OMV AG	38,610
62,714	Parsley Energy, Inc.[a]	1,207,872
48,551	Patterson-UTI Energy, Inc.	698,163
2,190	PBF Energy, Inc.	76,628
178,373	Petroleo Brasileiro SA ADR[a]	618,954
6,600	Pioneer Energy Services Corporation[a]	9,042
115,805	Rowan Companies plc	1,464,933
300	Royal Dutch Shell plc	6,560
900	Royal Dutch Shell plc, Class B	19,609
19,570	RPC, Inc.	244,038
25,547	Schlumberger, Ltd.	1,846,282
1,400	SemGroup Corporation	30,996
75,213	Southwestern Energy Company[a]	668,644
6,600	Spectra Energy Corporation	181,170
2,887	Statoil ASA	39,504
127,009	Suncor Energy, Inc. ADR	2,991,062
7,060	Superior Energy Services, Inc.	72,789
15,197	Teekay Tankers, Ltd.	69,450
4,523	Tesco Corporation	30,756
480	Tesoro Corporation	41,880
8,890	TETRA Technologies, Inc.[a]	55,029
1,200	Total SA	53,305
26,949	U.S. Silica Holdings, Inc.	502,599
321,517	Weatherford International, Ltd.[a]	2,167,025
6,185	Western Refining, Inc.	203,486
1,065	World Fuel Services Corporation	41,482
10,280	WPX Energy, Inc.[a]	55,718

	Total	48,803,695

Financials (7.0%)
11,500	Aberdeen Asset Management plc	40,536
400	AEON Financial Service Company, Ltd.	9,202
11,876	Affiliated Managers Group, Inc.[a]	1,593,640
2,221	Alexandria Real Estate Equities, Inc.	175,859
1,800	Allianz SE	291,304
10,870	Allied World Assurance Company Holdings AG	397,733
9,360	American Assets Trust, Inc.	349,970
10,180	American Campus Communities, Inc.	429,596
10,130	American Equity Investment Life Holding Company	184,265
5,410	American Financial Group, Inc.	384,002
1,850	American International Group, Inc.	104,488
18,795	Ameris Bancorp	543,739
1,510	AMERISAFE, Inc.	77,025
50,440	Anworth Mortgage Asset Corporation	214,874
1,160	Apartment Investment & Management Company	45,414
8,720	Apollo Residential Mortgage, Inc.	94,612
8,665	Argo Group International Holdings, Ltd.	492,432
8,209	Arthur J. Gallagher & Company	308,987
1,600	Ashford Hospitality Prime, Inc.	17,584
7,110	Aspen Insurance Holdings, Ltd.	330,686
1,330	Associated Banc-Corp	23,341
42,610	Assured Guaranty, Ltd.	1,013,266
4,900	Australia & New Zealand Banking Group, Ltd.	85,059
25,100	Banco Santander SA	107,564
1,850	BancorpSouth, Inc.	38,628
8,200	Bank Hapoalim, Ltd.	38,088
104,890	Bank of America Corporation	1,483,145
9,750	Bank of New York Mellon Corporation	353,145

Shares	Common Stock (48.0%)	Value

Financials (7.0%) - continued
3,215	Bank of Nova Scotia	$131,707
2,100	Bank of Queensland, Ltd.	19,671
20,017	Bank of the Ozarks, Inc.	887,554
15,000	Bank of Yokohama, Ltd.	80,006
1,680	BankFinancial Corporation	20,614
24,900	BB&T Corporation	813,234
20,430	BBCN Bancorp, Inc.	310,536
5,100	BinckBank NV	40,670
2,250	Blackstone Group, LP	59,108
700	BNP Paribas SA	33,160
200	Bolsas y Mercados Espanoles SA	6,009
4,600	Boston Private Financial Holdings, Inc.	47,610
6,030	Brandywine Realty Trust	77,365
1,500	British Land Company plc	15,890
14,669	Brixmor Property Group, Inc.	390,489
6,880	Brookline Bancorp, Inc.	76,781
11,920	Brown & Brown, Inc.	360,580
3,910	Camden Property Trust	298,333
950	Capital One Financial Corporation	62,339
2,300	Capital Shopping Centres Group plc	9,842
6,900	CapitaMall Trust	9,694
6,490	Cathay General Bancorp	181,720
41,460	CBL & Associates Properties, Inc.	445,695
7,560	CBRE Group, Inc.[a]	211,453
14,377	Cedar Realty Trust, Inc.	101,502
1,850	Charles Schwab Corporation	47,230
790	Chatham Lodging Trust	14,899
2,000	Chiba Bank, Ltd.	12,372
490	Chubb, Ltd.	55,404
3,820	Citigroup, Inc.	162,656
2,570	Clifton Bancorp, Inc.	37,085
30,620	CNO Financial Group, Inc.	532,788
2,100	CNP Assurances	28,082
42,674	CoBiz Financial, Inc.	468,987
3,955	Columbia Banking System, Inc.	117,187
1,600	Comerica, Inc.	54,880
1,330	Commerce Bancshares, Inc.	54,703
32,400	Corporate Office Properties Trust	722,520
2,300	Credit Agricole SA	22,952
700	Daiwa House Industry Company, Ltd.	19,763
7,890	DCT Industrial Trust, Inc.	282,383
100	Derwent London plc	4,638
9,800	DEXUS Property Group	51,688
4,290	Digital Realty Trust, Inc.	343,543
4,700	Direct Line Insurance Group plc	25,246
1,667	Douglas Emmett, Inc.	49,310
24,400	Duke Realty Corporation	491,172
3,779	East West Bancorp, Inc.	122,515
4,333	Employers Holdings, Inc.	107,935
2,240	Enova International, Inc.[a]	12,477
7,510	Equity One, Inc.	208,177
900	Erste Group Bank AGa	25,998
24,156	Essent Group, Ltd.[a]	434,083
17,500	EverBank Financial Corporation	246,225
12,915	Evercore Partners, Inc.	583,371
11,550	F.N.B. Corporation	139,178
18,590	FelCor Lodging Trust, Inc.	129,386
46,320	Fifth Third Bancorp	731,856
10,375	First Commonwealth Financial Corporation	90,574
380	First Defiance Financial Corporation	14,793
850	First Financial Corporation	28,093
5,370	First Industrial Realty Trust, Inc.	110,568
570	First Interstate BancSystem, Inc.	15,362
14,240	First Midwest Bancorp, Inc.	248,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Financials (7.0%) - continued
890	First NBC Bank Holding Company[a]	$27,937
6,621	First Potomac Realty Trust	64,820
28,534	First Republic Bank	1,940,312
5,200	FlexiGroup, Ltd.	10,472
3,740	Franklin Street Properties Corporation	36,502
6,200	Frasers Centrepoint Trust	8,284
14,000	Fukuoka Financial Group, Inc.	59,416
5,547	Genworth Financial, Inc.[a]	15,421
490	German American Bancorp, Inc.	15,592
1,246	Getty Realty Corporation	22,278
3,494	Glacier Bancorp, Inc.	82,423
2,300	Great Western Bancorp, Inc.	60,076
7,452	Green Bancorp, Inc.[a]	54,847
590	H&R Real Estate Investment Trust	7,939
900	Hamborner REIT AG	8,681
1,100	Hammerson plc	9,190
980	Hancock Holding Company	23,481
1,800	Hang Seng Bank, Ltd.	29,930
53,365	Hanmi Financial Corporation	1,158,021
800	Hannover Rueckversicherung SE	84,198
3,510	Hanover Insurance Group, Inc.	286,030
26,850	Hartford Financial Services Group, Inc.	1,078,833
5,665	Hatteras Financial Corporation	69,453
360	HCI Group, Inc.	11,970
3,600	Henderson Group plc	14,323
1,000	Henderson Land Development Company, Ltd.	5,447
4,640	HFF, Inc.[a]	132,565
2,550	Highwoods Properties, Inc.	107,839
3,000	Hokuhoku Financial Group, Inc.	5,565
4,062	Home BancShares, Inc.	157,240
930	Hometrust Bancshares, Inc.[a]	17,205
15,127	Horace Mann Educators Corporation	464,701
22,198	Host Hotels & Resorts, Inc.	307,442
12,687	Houlihan Lokey, Inc.	306,391
4,240	Hudson Pacific Properties, Inc.	107,738
1,900	Hufvudstaden AB	26,182
134,081	Huntington Bancshares, Inc.	1,150,415
14,000	Hysan Development Company, Ltd.	54,246
2,600	ING Groep NV	29,620
9,288	Intercontinental Exchange, Inc.	2,450,174
2,520	Invesco, Ltd.	75,424
9,100	Investec plc	57,895
25,730	Investors Bancorp, Inc.	300,784
16,781	J.P. Morgan Chase & Company	998,469
36,300	Janus Capital Group, Inc.	457,017
1,200	Japan Post Bank Company, Ltd.[a]	14,591
1,310	Kearny Financial Corporation	15,838
8,119	Kennedy-Wilson Holdings, Inc.	164,653
78,940	KeyCorp	880,970
1,018	Kilroy Realty Corporation	56,876
25,050	Kimco Realty Corporation	681,109
2,636	LaSalle Hotel Properties	58,414
4,358	Lazard, Ltd.	156,844
5,870	Lexington Realty Trust	43,027
23,150	Liberty Property Trust	678,758
1,247	Lincoln National Corporation	49,207
10,000	Link REIT	57,370
3,620	M&T Bank Corporation	398,852
100	Macquarie Group, Ltd.	5,158
2,660	MetLife, Inc.	118,769
12,500	Mitsubishi UFJ Financial Group, Inc.	64,099
5,320	Monmouth Real Estate Investment Corporation	54,690

Shares	Common Stock (48.0%)	Value

Financials (7.0%) - continued
17,270	Morgan Stanley	$446,948
5,440	MSCI, Inc.	374,490
100	Muenchener Rueckversicherungs- Gesellschaft AG	19,267
11,820	Nasdaq, Inc.	732,840
3,224	National Interstate Corporation	79,085
18,812	Navient Corporation	179,843
1,280	Navigators Group, Inc.[a]	112,141
31,000	New World Development Company, Ltd.	25,377
2,220	NMI Holdings, Inc.[a]	11,655
9,100	Nordea Bank AB	91,634
8,060	Northern Trust Corporation	500,365
17,030	NorthStar Asset Management Corporation, Inc.	196,526
2,000	Ogaki Kyoritsu Bank, Ltd.	7,008
2,500	Old Mutual plc	6,099
680	One Liberty Properties, Inc.	14,090
8,090	Oritani Financial Corporation	135,265
29,892	PacWest Bancorp	1,097,335
14,600	Parkway Properties, Inc.	196,662
16,415	Pebblebrook Hotel Trust	400,854
2,040	PennyMac Financial Services, Inc.[a]	24,296
12,710	Physicians Realty Trust	216,960
5,640	Piedmont Office Realty Trust, Inc.	104,396
360	Piper Jaffray Companies[a]	12,240
2,010	Popular, Inc.	50,531
2,300	Post Properties, Inc.	131,767
1,200	Poste Italiane SPA[a,c]	8,872
1,587	Potlatch Corporation	45,769
2,300	Poundland Group plc	4,671
529	Power Corporation of Canada	11,219
16,400	Primerica, Inc.	738,164
520	PrivateBancorp, Inc.	19,568
9,210	Provident Financial Services, Inc.	180,884
13,540	Radian Group, Inc.	136,212
20,310	Ramco-Gershenson Properties Trust	347,098
13,195	Raymond James Financial, Inc.	578,073
2,170	RE/MAX Holdings, Inc.	75,559
3,640	Realogy Holdings Corporation[a]	119,392
10,724	Renasant Corporation	340,487
1,700	Resona Holdings, Inc.	7,818
9,280	Retail Properties of America, Inc.	143,933
893	Safeguard Scientifics, Inc.a	11,609
314	Safety Insurance Group, Inc.	17,716
200	Sampo Oyj	9,685
3,717	Sandy Spring Bancorp, Inc.	98,872
1,200	Schroders plc	46,886
1,000	Seacoast Banking Corporation of Florida[a]	14,820
2,730	Selective Insurance Group, Inc.	85,476
930	Sierra Bancorp	16,926
2,990	Silver Bay Realty Trust Corporation REIT	41,740
164,167	SLM Corporation[a]	1,050,669
200	Sompo Japan Nipponkoa Holdings, Inc.	5,931
1,910	Sovran Self Storage, Inc.	215,219
5,930	Spirit Realty Captial, Inc.	62,146
3,320	Starwood Property Trust, Inc.	63,213
2,263	State Auto Financial Corporation	49,401
34,151	Stifel Financial Corporation[a]	1,142,692
32,100	Stockland	94,184
3,010	Store Capital Corporation	74,618
10,000	Sumitomo Mitsui Trust Holdings, Inc.	31,974
13,256	Summit Hotel Properties, Inc.	134,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Financials (7.0%) - continued
8,959	SVB Financial Group[a]	$907,726
1,900	Swiss Re AG	176,864
1,700	Synchrony Financial[a]	48,314
39,120	Synovus Financial Corporation	1,194,334
300	Talanx AG	8,668
28,650	Talmer Bancorp, Inc.	460,119
38,470	TCF Financial Corporation	462,025
18,961	TD Ameritrade Holding Corporation	522,944
22,600	Terreno Realty Corporation	508,048
920	Territorial Bancorp, Inc.	24,518
200	Tokio Marine Holdings, Inc.	7,156
1,490	TriCo Bancshares	38,010
4,170	TrustCo Bank Corporation	22,935
2,050	U.S. Bancorp	82,123
3,600	UBS Group AG	59,491
1,791	UMH Properties, Inc.	16,889
1,290	Union Bankshares Corporation	29,631
760	United Community Banks, Inc.	13,726
6,360	United Financial Bancorp, Inc.	71,868
5,500	United Overseas Bank, Ltd.	69,920
1,330	Urstadt Biddle Properties, Inc.	26,999
2,570	Waddell & Reed Financial, Inc.	70,521
1,100	Wallenstam AB	7,836
980	Washington Federal, Inc.	20,923
400	Webster Financial Corporation	13,268
11,440	Western Alliance Bancorp[a]	372,715
4,750	Western Asset Mortgage Capital Corporation	46,598
1,440	Whitestone REIT	15,869
10,600	Wing Tai Holdings, Ltd.	11,450
1,120	Wintrust Financial Corporation	47,141
5,380	WisdomTree Investments, Inc.	64,560
1,236	WSFS Financial Corporation	35,918
4,304	XL Group plc	156,063
52,040	Zions Bancorporation	1,180,267

	Total	54,649,196

Health Care (6.6%)
34,502	Abbott Laboratories	1,305,901
10,559	ABIOMED, Inc.[a]	900,999
19,960	Acadia Healthcare Company, Inc.[a]	1,218,159
1,850	Acceleron Pharma, Inc.[a]	56,795
1,040	Aceto Corporation	23,764
32,227	Acorda Therapeutics, Inc.[a]	1,186,598
100	Actelion, Ltd.	13,178
6,200	Aetna, Inc.	631,408
36,129	Akorn, Inc.[a]	938,993
3,020	Albany Molecular Research, Inc.[a]	49,286
19,018	Align Technology, Inc.[a]	1,257,851
7,539	Allergan plc[a]	2,144,318
4,719	Allscripts Healthcare Solutions, Inc.[a]	65,028
8,750	AmerisourceBergen Corporation	783,650
1,290	Amgen, Inc.	197,022
1,640	Amicus Therapeutics, Inc.[a]	9,906
19,104	AMN Healthcare Services, Inc.[a]	538,160
2,000	AmSurg Corporation[a]	146,380
2,678	Anacor Pharmaceuticals, Inc.[a]	201,198
5,893	Analogic Corporation	436,494
3,620	Array BioPharma, Inc.[a]	11,186
900	Astellas Pharmaceutical, Inc.	12,462
5,515	Asterias Biotherapeutics, Inc.[a]	17,703
232	Atrion Corporation	87,121
6,075	BioMarin Pharmaceutical, Inc.[a]	449,671
500	Bio-Rad Laboratories, Inc.[a]	63,805
3,306	C.R. Bard, Inc.	605,891
11,140	Cambrex Corporation[a]	385,890

Shares	Common Stock (48.0%)	Value

Health Care (6.6%) - continued
1,200	Cardinal Health, Inc.	$97,644
28,933	Cardiovascular Systems, Inc.[a]	244,484
19,772	Centene Corporation[a]	1,227,050
32,828	Cerner Corporation[a]	1,904,352
1,310	CONMED Corporation	48,391
1,190	Cross Country Healthcare, Inc.[a]	17,136
200	CSL, Ltd.	14,898
17,230	DENTSPLY International, Inc.	1,014,675
68,666	Depomed, Inc.[a]	1,053,336
14,270	Edwards Lifesciences Corporation[a]	1,116,057
9,306	Ensign Group, Inc.	208,920
25,900	Envision Healthcare Holdings, Inc.[a]	572,390
1,300	Essilor International SA	161,280
44,695	ExamWorks Group, Inc.[a]	1,227,325
750	Express Scripts Holding Company[a]	53,902
100	Fresenius Medical Care AG & Company KGaA	8,881
100	Gerresheimer AG	7,105
29,071	Gilead Sciences, Inc.	2,412,893
5,700	GlaxoSmithKline plc	117,423
4,120	Globus Medical, Inc.[a]	102,794
13,350	Greatbatch, Inc.[a]	515,443
8,810	HCA Holdings, Inc.[a]	613,000
3,040	HealthSouth Corporation	108,802
1,160	Healthways, Inc.[a]	13,642
1,500	Hikma Pharmaceuticals plc	43,296
3,200	Hill-Rom Holdings, Inc.	156,416
16,730	Hologic, Inc.[a]	567,816
690	ICON plc[a]	45,588
23,315	Impax Laboratories, Inc.[a]	873,613
19,207	Inogen, Inc.[a]	638,441
19,872	Intersect ENT, Inc.[a]	354,318
42,901	Ironwood Pharmaceuticals, Inc.[a]	395,976
10,760	Kindred Healthcare, Inc.	103,942
200	Lonza Group AG	30,640
2,600	Magellan Health Services, Inc.[a]	148,200
1,496	Medtronic plc	113,576
3,570	Merck & Company, Inc.	180,892
1,960	Mettler-Toledo International, Inc.[a]	613,186
55,071	Mylan NVa	2,901,691
1,698	National Healthcare Corporation	107,229
490	Natural Health Trends Corporation	9,775
580	Neogen Corporation[a]	30,264
13,955	Neurocrine Biosciences, Inc.[a]	593,785
1,300	Novartis AG	100,715
1,500	Novo Nordisk AS	83,803
35,880	NuVasive, Inc.[a]	1,654,786
1,250	NxStage Medical, Inc.[a]	23,650
3,840	Omnicell, Inc.[a]	107,482
3,870	PerkinElmer, Inc.	186,998
6,928	Perrigo Company plc	1,001,650
56,790	Pfizer, Inc.	1,731,527
3,710	PharMerica Corporation[a]	110,150
2,140	Progenics Pharmaceuticals, Inc.[a]	8,924
3,500	Prothena Corporation plc[a]	136,325
1,270	Quality Systems, Inc.	16,650
5,090	Quintiles Transnational Holdings, Inc.[a]	309,625
1,500	Roche Holding AG ADR	48,630
950	Sagent Pharmaceuticals, Inc.[a]	14,354
2,000	Sanofi	166,320
26,468	Team Health Holdings, Inc.[a]	1,081,747
29,529	Teleflex, Inc.	4,006,790
4,225	Triple-S Management Corporation[a]	94,175
9,400	UnitedHealth Group, Inc.	1,082,504
12,444	Universal Health Services, Inc.	1,401,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Health Care (6.6%) - continued
1,930	Vanda Pharmaceuticals, Inc.[a]	$16,463
2,060	VCA Antech, Inc.[a]	105,616
43,745	Veeva Systems, Inc.[a]	1,054,254
17,416	Vertex Pharmaceuticals, Inc.[a]	1,580,502
3,570	Waters Corporation[a]	432,720
1,730	Wellcare Health Plans, Inc.[a]	131,445
7,900	West Pharmaceutical Services, Inc.	452,038
7,370	Zoetis, Inc.	317,278

	Total	51,968,097

Industrials (5.6%)
10,643	3M Company	1,607,093
7,030	ABM Industries, Inc.	211,111
500	Adecco SA	30,695
2,300	AECOM[a]	63,112
4,524	Aegion Corporation[a]	81,568
6,710	AGCO Corporation	327,247
900	Aida Engineering, Ltd.	8,201
10,300	Air New Zealand, Ltd.	19,760
500	Airbus Group NV	31,448
2,150	Allison Transmission Holdings, Inc.	51,149
900	Amada Holdings Company, Ltd.	8,500
1,770	AMETEK, Inc.	83,278
200	Andritz AG	9,300
1,440	Applied Industrial Technologies, Inc.	55,354
5,000	Asahi Glass Company, Ltd.	30,486
2,014	Astec Industries, Inc.	75,122
300	Atlas Copco Aktiebolag	6,422
10,770	AZZ, Inc.	554,440
8,944	B/E Aerospace, Inc.	361,785
5,600	BAE Systems plc	41,417
3,864	Beacon Roofing Supply, Inc.[a]	156,492
9,370	Boeing Company	1,125,618
1,320	Brady Corporation	29,621
1,120	Briggs & Stratton Corporation	22,019
2,010	Brink’s Company	59,094
13,990	BWX Technologies, Inc.	418,861
4,560	Caterpillar, Inc.	283,814
4,550	CEB, Inc.	268,359
2,000	Central Glass Company, Ltd.	10,736
400	Central Japan Railway Company	74,245
1,855	CIRCOR International, Inc.	65,834
25,184	CLARCOR, Inc.	1,180,122
7,950	Colfax Corporation[a]	176,013
4,029	Comfort Systems USA, Inc.	114,182
500	Compagnie de Saint-Gobain	20,607
9,130	Copart, Inc.[a]	305,946
300	Croda International plc	12,252
3,131	CSX Corporation	72,076
10,300	Curtiss-Wright Corporation	710,700
1,000	Dai Nippon Printing Company, Ltd.	9,356
8,820	Danaher Corporation	764,253
1,200	Dart Group plc	9,464
60,430	Delta Air Lines, Inc.	2,676,445
800	Deutsche Post AG	19,389
3,990	DigitalGlobe, Inc.[a]	52,269
100	East Japan Railway Company	9,192
27,183	EMCOR Group, Inc.	1,242,263
4,850	Equifax, Inc.	513,130
3,095	ESCO Technologies, Inc.	106,561
12,500	Expeditors International of Washington, Inc.	564,000
9,080	Federal Signal Corporation	134,293
1,200	Ferrovial SA	26,295
2,290	Flowserve Corporation	88,486

Shares	Common Stock (48.0%)	Value

Industrials (5.6%) - continued
23,990	Fortune Brands Home and Security, Inc.	$1,165,674
2,563	Franklin Electric Company, Inc.	69,919
21,372	FTI Consulting, Inc.[a]	724,297
2,007	G & K Services, Inc.	129,211
764	Galliford Try plc	16,238
4,258	Gibraltar Industries, Inc.[a]	90,440
30,052	Granite Construction, Inc.	1,160,909
10,332	H&E Equipment Services, Inc.	120,368
1,000	Hankyu Hanshin Holdings, Inc.	6,239
750	Hawaiian Holdings, Inc.[a]	26,408
22,451	Healthcare Services Group, Inc.	794,092
13,763	Heico Corporation	766,599
3,530	Herman Miller, Inc.	90,439
5,030	Hexcel Corporation	208,141
12,529	HNI Corporation	426,237
100	Hochtief AG	9,185
889	Honeywell International, Inc.	91,745
100	Hoshizaki Electric Company, Ltd.	6,993
2,063	Hub Group, Inc.[a]	62,860
5,300	Huntington Ingalls Industries, Inc.	677,764
26,908	Huron Consulting Group, Inc.[a]	1,509,808
830	Illinois Tool Works, Inc.	74,758
600	Inaba Denki Sangyo Company, Ltd.	18,714
1,150	Ingersoll-Rand plc	59,190
3,990	Insperity, Inc.	179,271
1,600	Intrum Justitia AB	53,018
7,300	ITOCHU Corporation	85,796
400	Jardine Matheson Holdings, Ltd.	21,014
9,569	JB Hunt Transport Services, Inc.	695,666
310	John Bean Technologies Corporation	14,201
8,800	Joy Global, Inc.	87,736
100	Jungheinrich AG	7,980
373	Kaman Corporation	14,860
3,430	KAR Auction Services, Inc.	114,631
4,035	Kforce, Inc.	89,980
2,700	KITZ Corporation	12,083
1,800	KONE Oyj	79,117
600	Koninklijke Boskalis Westminster NV	23,636
13,370	Korn/Ferry International	411,930
1,282	Landstar System, Inc.	73,600
900	Lincoln Electric Holdings, Inc.	47,916
2,750	Lockheed Martin Corporation	580,250
10,525	Manpower, Inc.	803,584
19,250	Masco Corporation	508,007
3,796	McGrath Rentcorp	92,660
9,920	Meritor, Inc.[a]	67,754
8,091	Middleby Corporation[a]	731,103
1,100	MIRAIT Holdings Corporation	8,569
1,000	Mitsuboshi Belting, Ltd.	7,390
6,823	MSA Safety, Inc.	292,024
6,752	Navigant Consulting, Inc.[a]	106,614
7,623	Nielsen Holdings plc	367,124
1,200	Nikkon Holdings Company, Ltd.	21,667
1,000	Nippon Express Company, Ltd.	4,684
1,900	Nitto Kogyo Corporation	31,464
1,052	Nordson Corporation	63,572
300	Norfolk Southern Corporation	21,150
1,730	Northrop Grumman Corporation	320,154
1,000	Obayashi Corporation	9,021
5,176	Old Dominion Freight Line, Inc.[a]	283,800
23,277	On Assignment, Inc.[a]	899,656
14,572	Oshkosh Corporation	479,856
22,594	PGT, Inc.[a]	221,421
6,900	PowerSecure International, Inc.[a]	75,762
29,002	Progressive Waste Solutions, Ltd.	816,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Industrials (5.6%) - continued
21,975	Proto Labs, Inc.[a]	$1,208,405
1,230	Quanex Building Products Corporation	22,767
100	Randstad Holding NV	5,448
25,780	Raven Industries, Inc.	386,958
261	RBC Bearings, Inc.[a]	15,485
5,950	Resources Connection, Inc.	89,904
2,050	Rexnord Corporation[a]	33,559
200	Rieter Holding AG	37,073
24,709	Ritchie Brothers Auctioneers, Inc.	565,342
300	Rockwell Automation, Inc.	28,671
6,220	Rockwell Collins, Inc.	503,074
4,537	Roper Industries, Inc.	797,015
800	Ryder System, Inc.	42,536
324	Saft Groupe SA	8,469
15,804	Saia, Inc.[a]	338,048
3,800	SIG plc	7,294
45,020	Southwest Airlines Company	1,693,652
3,940	Spirit Aerosystems Holdings, Inc.[a]	167,056
2,138	Stericycle, Inc.[a]	257,308
19,350	Swift Transportation Company[a]	315,598
11,234	Tennant Company	607,872
1,110	Tetra Tech, Inc.	29,404
2,776	Textron, Inc.	94,995
100	Thales SA	7,611
2,000	Toppan Printing Company, Ltd.	17,404
5,920	Toro Company	441,158
18,770	TransUnion[a]	464,370
200	Travis Perkins plc	5,233
2,094	Triumph Group, Inc.	53,397
540	TrueBlue, Inc.[a]	12,334
4,809	Tyco International plc	165,382
680	UniFirst Corporation	71,604
3,130	United Continental Holdings, Inc.[a]	151,116
1,000	United Parcel Service, Inc.	93,200
7,611	United Rentals, Inc.[a]	364,643
2,299	Universal Forest Products, Inc.	158,378
2,896	Universal Truckload Services, Inc.	37,387
100	Vestas Wind Systems AS	6,543
4,570	WABCO Holdings, Inc.[a]	409,700
17,815	WageWorks, Inc.[a]	797,043
20,260	Waste Connections, Inc.	1,214,992
2,668	Watsco, Inc.	310,048
1,420	Wesco Aircraft Holdings, Inc.[a]	16,032
3,210	West Corporation	58,133
1,750	Xylem, Inc.	62,912
950	YRC Worldwide, Inc.[a]	9,823
400	Yuasa Trading Company, Ltd.	9,006

	Total	44,305,792

Information Technology (10.5%)
20,229	A10 Networks, Inc.[a]	119,756
1,890	Accenture plc	199,471
15,250	ACI Worldwide, Inc.[a]	272,975
1,500	Advanced Energy Industries, Inc.[a]	42,120
21,629	Agilent Technologies, Inc.	814,332
13,022	Akamai Technologies, Inc.[a]	594,064
24,240	Alibaba Group Holding, Ltd. ADR[a]	1,624,807
3,570	Alliance Data Systems Corporation[a]	713,250
3,510	Alphabet, Inc., Class Aa	2,672,339
3,556	Alphabet, Inc., Class Ca	2,641,930
16,222	Ambarella, Inc.[a]	643,689
9,080	Amkor Technology, Inc.[a]	55,751
27,331	Amphenol Corporation	1,354,798
200	AMS AG	5,523
3,240	Analog Devices, Inc.	174,506

Shares	Common Stock (48.0%)	Value

Information Technology (10.5%) - continued
6,213	ANSYS, Inc.[a]	$547,924
52,719	Apple, Inc.	5,131,667
37,504	Applied Materials, Inc.	661,946
20,840	Arista Networks, Inc.[a]	1,251,025
17,930	Aspen Technology, Inc.[a]	581,649
80	AtoS	6,324
3,250	AVG Technologies NVa	61,328
4,930	Avnet, Inc.	196,806
5,270	AVX Corporation	60,500
5,145	Belden, Inc.	219,794
1,410	Benchmark Electronics, Inc.[a]	29,610
2,630	Black Knight Financial Services, Inc.[a]	79,347
34,630	Booz Allen Hamilton Holding Corporation	979,683
15,950	Broadridge Financial Solutions, Inc.	854,282
62,975	Brocade Communications Systems, Inc.	502,540
8,626	Brooks Automation, Inc.	82,206
2,690	Cabot Microelectronics Corporation[a]	109,322
7,054	CACI International, Inc.[a]	585,976
800	Cadence Design Systems, Inc.[a]	15,648
1,000	Canon, Inc.	27,942
12,082	Cardtronics, Inc.[a]	372,246
15,238	Cavium, Inc.[a]	880,299
2,810	CDK Global, Inc.	123,781
5,690	CDW Corporation	218,781
1,450	Check Point Software Technologies, Ltd.[a]	114,275
22,397	Ciena Corporation[a]	397,995
11,700	Cirrus Logic, Inc.[a]	406,224
53,980	Cisco Systems, Inc.	1,284,184
25,526	Cognex Corporation	823,213
6,350	Cognizant Technology Solutions Corporation[a]	402,019
3,300	Coherent, Inc.[a]	254,991
2,800	Comtech Telecommunications Corporation	54,656
6,500	Convergys Corporation	158,860
16,640	CoreLogic, Inc.[a]	594,048
2,068	Cornerstone OnDemand, Inc.[a]	63,467
30,646	Criteo SA ADR[a]	906,509
1,200	Cvent, Inc.[a]	31,692
20,596	Demandware, Inc.[a]	873,888
800	Dialog Semiconductor plc[a]	24,474
1,710	DSP Group, Inc.[a]	16,365
5,227	DST Systems, Inc.	550,978
15,150	eBay, Inc.[a]	355,419
4,917	Electro Rent Corporation	42,975
44,120	EMC Corporation	1,092,852
18,295	Envestnet, Inc.[a]	429,018
3,290	EVERTEC, Inc.	45,205
3,480	ExlService Holdings, Inc.[a]	151,937
5,557	F5 Networks, Inc.[a]	521,135
4,578	Fabrinet[a]	114,038
55,220	Facebook, Inc.[a]	6,196,236
11,901	FEI Company	862,227
1,130	FleetCor Technologies, Inc.[a]	138,809
21,020	FLIR Systems, Inc.	614,625
22,487	Fortinet, Inc.[a]	632,784
3,600	FUJIFILM Holdings NPV	139,096
3,048	Gartner, Inc.[a]	267,889
5,240	Glu Mobile, Inc.[a]	11,580
33,073	Guidewire Software, Inc.[a]	1,820,338
2,710	Harmonic, Inc.[a]	8,943
500	Hoya Corporation	19,301
3,462	IAC/InterActiveCorporation	179,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Information Technology (10.5%) - continued
500	IBIDEN Company, Ltd.	$7,043
9,838	Imperva, Inc.[a]	507,247
16,790	Intel Corporation	520,826
600	IT Holdings Corporation	13,240
500	ITOCHU Techno-Solutions Corporation	8,119
7,637	Ixia[a]	73,086
16,981	Juniper Networks, Inc.	400,752
200	Kyocera Corporation	8,340
540	Leidos Holdings, Inc.	24,905
1,900	Liberty Tripadvisor Holdings, Inc.[a]	42,427
1,122	Littelfuse, Inc.	114,332
240	LogMeIn, Inc.[a]	12,538
8,181	Manhattan Associates, Inc.[a]	471,635
6,930	Marvell Technology Group, Ltd.	61,330
10,980	MasterCard, Inc.	977,549
7,356	Maxim Integrated Products, Inc.	245,690
13,620	Mentor Graphics Corporation	236,716
2,230	Methode Electronics, Inc.	58,114
32,460	Microsemi Corporation[a]	1,028,982
78,690	Microsoft Corporation	4,335,032
17,309	Monolithic Power Systems, Inc.	1,083,024
400	Morningstar, Inc.	32,164
27,900	Nanometrics, Inc.[a]	394,227
23,950	National Instruments Corporation	682,575
1,500	NEC Networks & System Integration Corporation	24,822
960	NetScout Systems, Inc.[a]	20,688
5,178	Newport Corporation[a]	78,861
7,772	Nice Systems, Ltd. ADR	470,439
400	NS Solutions Corporation	9,069
74,718	NVIDIA Corporation	2,188,490
6,557	NXP Semiconductors NVa	490,332
4,410	ON Semiconductor Corporation[a]	37,750
2,950	Oracle Corporation	107,114
4,993	Palo Alto Networks, Inc.[a]	746,404
33,900	Pandora Media, Inc.[a]	329,508
18,300	Paylocity Holding Corporation[a]	569,496
54,064	PayPal Holdings, Inc.[a]	1,953,873
9,645	Plantronics, Inc.	432,385
14,879	Progress Software Corporation[a]	385,217
28,942	Proofpoint, Inc.[a]	1,457,519
4,670	PTC, Inc.[a]	138,279
12,584	QLIK Technologies, Inc.[a]	315,103
1,260	Rackspace Hosting, Inc.[a]	25,465
4,100	RealPage, Inc.[a]	79,089
8,870	Red Hat, Inc.[a]	621,343
3,110	Ruckus Wireless, Inc.[a]	26,155
47,930	Salesforce.com, Inc.[a]	3,262,116
600	SAP SE	47,811
500	ScanSource, Inc.[a]	15,690
6,589	ServiceNow, Inc.[a]	409,902
2,200	Shinko Electric Industries Company, Ltd.	13,467
4,190	ShoreTel, Inc.[a]	34,400
5,150	Symantec Corporation	102,176
8,723	Synopsys, Inc.[a]	374,217
100	TDK Corporation	5,493
820	Tech Data Corporation[a]	51,168
37,099	Teradyne, Inc.	720,834
3,340	Tessera Technologies, Inc.	96,259
2,000	Texas Instruments, Inc.	105,860
4,647	Tyler Technologies, Inc.[a]	729,858
8,191	Ultimate Software Group, Inc.[a]	1,438,585
3,220	Ultra Clean Holdings, Inc.[a]	16,615
6,500	Vantiv, Inc.[a]	305,825

Shares	Common Stock (48.0%)	Value

Information Technology (10.5%) - continued
52,328	Virtusa Corporation[a]	$2,340,108
45,670	Visa, Inc.	3,401,958
4,690	Web.com Group, Inc.[a]	88,313
8,520	Xerox Corporation	83,070
10,690	Xilinx, Inc.	537,386

	Total	82,140,403

Materials (1.8%)
8,083	Agnico Eagle Mines, Ltd.	237,964
1,100	Albemarle Corporation	57,904
42,357	Alcoa, Inc.	308,783
1,260	Allegheny Technologies, Inc.	11,819
2,053	American Vanguard Corporation	23,117
100	Aurubis AG	4,077
4,859	Avery Dennison Corporation	295,864
5,972	Axalta Coating Systems, Ltd.[a]	142,193
6,708	Balchem Corporation	376,587
6,762	Ball Corporation	451,904
45,093	Barrick Gold Corporation	446,872
2,740	Berry Plastics Group, Inc.[a]	85,214
2,900	BHP Billiton plc	28,160
7,900	BHP Billiton, Ltd.	86,757
2,300	BillerudKorsnas AB	36,650
570	Boise Cascade Company[a]	11,776
2,600	Boral, Ltd.	10,433
700	Buzzi Unicem SPA	10,608
450	Carpenter Technology Corporation	12,492
5,221	Celanese Corporation	332,421
4,795	CF Industries Holdings, Inc.	143,850
41,837	Chemtura Corporation[a]	1,097,803
823	Clearwater Paper Corporation[a]	32,229
21,364	Crown Holdings, Inc.[a]	980,180
3,900	Daicel Corporation	57,373
1,300	Dow Chemical Company	54,600
1,687	Eagle Materials, Inc.	90,322
3,900	Eastman Chemical Company	238,719
31,310	Eldorado Gold Corporation	70,134
200	Evonik Industries AG	6,174
14,540	FMC Corporation	519,369
35,017	Freeport-McMoRan, Inc.	161,078
30,707	Goldcorp, Inc.	348,217
5,600	Graphic Packaging Holding Company	63,616
700	Hexpol AB	6,212
500	Holmen AB	14,330
630	Innophos Holdings, Inc.	16,827
2,076	Innospec, Inc.	103,489
20,728	International Paper Company	709,105
400	JFE Holdings, Inc.	5,422
1,693	KapStone Paper and Packaging Corporation	25,023
54,051	Kinross Gold Corporation[a]	88,644
730	Koppers Holdings, Inc.[a]	12,359
100	LafargeHolcim, Ltd.	4,209
2,200	Martin Marietta Materials, Inc.	276,276
1,101	Minerals Technologies, Inc.	45,130
1,200	Mitsubishi Chemical Holdings Corporation	6,693
4,730	Mosaic Company	113,993
5,654	Myers Industries, Inc.	64,399
23,568	Newmont Mining Corporation	470,417
1,100	Nippon Steel & Sumitomo Metal Corporation	19,717
700	Novozymes AS	29,217
900	Nucor Corporation	35,163
2,000	Oji Holdings Corporation	8,077
9,480	Olin Corporation	160,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (48.0%)	Value

Materials (1.8%) - continued
24,647	Owens-Illinois, Inc.[a]	$318,932
11,060	Packaging Corporation of America	562,180
42,157	PolyOne Corporation	1,140,768
190	Quaker Chemical Corporation	14,252
480	Reliance Steel & Aluminum Company	27,331
500	Rio Tinto plc	12,261
200	Rio Tinto, Ltd.	5,648
2,913	Royal Gold, Inc.	86,778
3,300	RPM International, Inc.	129,525
1,500	Schnitzer Steel Industries, Inc.	20,175
2,800	Scotts Miracle-Gro Company	192,304
8,952	Sealed Air Corporation	362,825
13,725	Silver Wheaton Corporation	161,406
7,460	Sonoco Products Company	294,745
31,631	Steel Dynamics, Inc.	580,429
1,000	Sumitomo Seika Chemicals Company, Ltd.	5,793
23,975	Teck Resources, Ltd.	89,427
1,000	Tosoh Corporation	4,839
1,600	UPM-Kymmene Oyj	26,075
4,410	Vulcan Materials Company	388,962
1,080	Westlake Chemical Corporation	49,118
12,345	Westrock Company	435,532
490	Worthington Industries, Inc.	14,989
45,386	Yamana Gold, Inc.	77,156
1,678	Yara International ASA	63,613

	Total	14,115,615

Telecommunications Services (0.3%)
7,430	Cincinnati Bell, Inc.[a]	24,073
2,100	Elisa Oyj	76,060
1,800	Freenet AG	55,976
1,340	IDT Corporation	17,018
27,800	KCOM Group plc	45,950
5,119	Level 3 Communications, Inc.[a]	249,858
1,320	Lumos Networks Corporation[a]	15,286
500	NTT DOCOMO, Inc.	11,089
4,800	Orange SA	85,227
43,600	ORBCOMM, Inc.[a]	318,280
1,000	Proximus SA	34,567
10,049	SBA Communications Corporation[a]	997,665
1,700	TeliaSonera AB	8,029
7,900	Telstra Corporation, Ltd.	31,832
2,044	Verizon Communications, Inc.	102,139
21,740	Vonage Holdings Corporation[a]	111,526

	Total	2,184,575

Utilities (0.8%)
17,600	A2A SPA	21,104
14,210	AES Corporation	134,995
1,110	Ameren Corporation	49,861
9,950	American Electric Power Company, Inc.	606,652
3,300	American States Water Company	149,820
12,390	American Water Works Company, Inc.	804,235
3,800	Aqua America, Inc.	119,814
1,550	Artesian Resources Corporation	46,981
7,750	Atlantic Power Corporation	14,493
970	Atmos Energy Corporation	67,144
3,680	California Water Service Group	92,331
270	Chesapeake Utilities Corporation	17,002
2,500	CLP Holdings, Ltd.	21,000
5,800	Edison International, Inc.	358,440
15,300	Electricidade de Portugal SA	53,428
3,287	FirstEnergy Corporation	108,668
9,395	Laclede Group, Inc.	600,716

Shares	Common Stock (48.0%)	Value

Utilities (0.8%) - continued
4,510	MDU Resources Group, Inc.	$76,129
660	Middlesex Water Company	19,140
1,600	New Jersey Resources Corporation	56,352
900	NRG Yield, Inc.	11,916
930	OGE Energy Corporation	24,394
1,920	Otter Tail Corporation	53,453
2,260	Pacific Ethanol, Inc.a	7,887
3,030	PG&E Corporation	166,377
1,674	PNM Resources, Inc.	52,580
10,420	Public Service Enterprise Group, Inc.	430,346
5,490	Questar Corporation	111,941
8,800	Redes Energeticas Nacionais SGPS SA	26,452
1,870	Renewable Energy Group, Inc.[a]	12,959
200	Severn Trent plc	6,276
13,150	Southern Company	643,298
2,499	Southwest Gas Corporation	147,016
11,599	Talen Energy Corporation[a]	82,933
1,000	Toho Gas Company, Ltd.	6,577
3,140	UGI Corporation	106,760
3,800	United Utilities Group plc	51,991
5,600	Vectren Corporation	234,304
2,730	WEC Energy Group, Inc.	150,778
3,230	Westar Energy, Inc.	140,699

	Total	5,887,242

	Total Common Stock (cost $385,715,144)	376,720,622

Shares	Registered Investment Companies (41.8%)	Value

Affiliated Equity Holdings (37.6%)
6,928,175	Thrivent Large Cap Growth Fund	60,205,837
1,137,651	Thrivent Large Cap Stock Fund	26,473,135
2,650,742	Thrivent Large Cap Value Fund	45,274,679
2,312,069	Thrivent Mid Cap Stock Fund	44,553,562
11,061,524	Thrivent Partner Worldwide Allocation Fund	97,783,873
1,211,561	Thrivent Small Cap Stock Fund	21,444,629

	Total	295,735,715

Affiliated Fixed Income Holdings (2.5%)
1,145,625	Thrivent High Yield Fund	5,040,748
416,255	Thrivent Income Fund	3,646,391
528,624	Thrivent Limited Maturity Bond Fund	6,507,362
454,016	Thrivent Opportunity Income Plus Fund	4,426,661

	Total	19,621,162

Equity Funds/ETFs (1.7%)
5,594	iShares MSCI EAFE Index Fund	310,355
14,871	iShares Russell 2000 Growth Index Fund	1,851,737
14,824	iShares Russell 2000 Index Fund	1,525,538
3,550	Market Vectors Oil Service ETF	86,194
7,898	ProShares Ultra S&P 500	446,000
63,510	SPDR Euro Stoxx 50 ETF	2,053,278
28,129	SPDR S&P 500 ETF Trust	5,453,369
11,591	SPDR S&P Biotech ETF	585,925
1,370	SPDR S&P MidCap 400 ETF Trust	328,759

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Registered Investment Companies (41.8%)	Value

Equity Funds/ETFs (1.7%)- continued
11,630	SPDR S&P Oil & Gas Exploration & Production ETF	$331,339

	Total	12,972,494

	Total Registered Investment Companies (cost $299,020,272)	328,329,371

Principal Amount	Long-Term Fixed Income (2.7%)	Value

Asset-Backed Securities (<0.1%)
	Renaissance Home Equity Loan Trust
$647,860	6.011%, 5/25/2036[d]	439,494

	Total	439,494

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
47,394	0.877%, 12/25/2035[e]	23,418
	Residential Asset Securitization Trust
70,962	0.807%, 8/25/2037[e]	20,960
	Sequoia Mortgage Trust
122,932	3.463%, 9/20/2046	98,320
	WaMu Mortgage Pass Through Certificates
58,964	2.409%, 9/25/2036	53,064
86,155	2.436%, 10/25/2036	75,793

	Total	271,555

Mortgage-Backed Securities (1.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 2/1/2031[f]	781,758
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 2/1/2046[f]	800,655
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	3.500%, 2/1/2031[f]	1,003,947
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,100,000	3.500%, 2/1/2046[f]	5,341,155
1,625,000	4.000%, 2/1/2046[f]	1,736,066
1,225,000	4.500%, 2/1/2046[f]	1,331,613

	Total	10,995,194

U.S. Government and Agencies (1.3%)
	U.S. Treasury Bonds
2,550,000	3.625%, 2/15/2044	3,014,778
	U.S. Treasury Notes
75,000	0.625%, 10/15/2016	75,026
600,000	0.875%, 11/15/2017	600,890
575,000	1.500%, 10/31/2019	582,210
200,000	1.875%, 6/30/2020	205,141
250,000	2.125%, 9/30/2021	258,672
3,000,000	2.250%, 11/15/2024	3,089,883
	U.S. Treasury Notes, TIPS
2,053,860	0.125%, 4/15/2018	2,063,649

	Total	9,890,249

	Total Long-Term Fixed Income (cost $21,085,945)	21,596,492

Shares or Principal Amount	Short-Term Investments (8.8%)[g]	Value

	Federal Home Loan Bank Discount Notes
7,000,000	0.260%, 2/17/2016	$6,999,090
1,000,000	0.290%, 2/19/2016	999,839
5,500,000	0.305%, 3/9/2016[b]	5,498,183
1,000,000	0.355%, 3/15/2016	999,556
1,400,000	0.381%, 4/22/2016[b]	1,398,770
5,200,000	0.390%, 4/27/2016[b]	5,195,048
	Federal Home Loan Mortgage Corporation Discount Notes
4,200,000	0.245%, 2/11/2016[b]	4,199,657
5,500,000	0.200%, 2/17/2016[b]	5,499,450
100,000	0.250%, 2/19/2016[b]	99,986
1,000,000	0.320%, 3/16/2016[b]	999,591
	Thrivent Cash Management Trust
37,007,078	0.270%	37,007,078

	Total Short-Term Investments (at amortized cost)	68,896,248

	Total Investments (cost $774,717,609) 101.3%	$795,542,733

	Other Assets and Liabilities, Net (1.3%)	(10,060,590)

	Total Net Assets 100.0%	$785,482,143

a	Non-income producing security.
b	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $8,872 or 0.0% of total net assets.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$82,672,892
Gross unrealized depreciation	(61,847,768)
Net unrealized appreciation (depreciation)	$20,825,124

Cost for federal income tax purposes	$774,717,609

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,438,534	56,401,562	1,036,972	–
Consumer Staples	15,227,473	14,347,976	879,497	–
Energy	48,803,695	48,404,818	398,877	–
Financials	54,649,196	52,275,439	2,373,757	–
Health Care	51,968,097	51,208,096	760,001	–
Industrials	44,305,792	43,401,138	904,654	–
Information Technology	82,140,403	81,780,339	360,064	–
Materials	14,115,615	13,663,277	452,338	–
Telecommunications Services	2,184,575	1,835,845	348,730	–
Utilities	5,887,242	5,700,414	186,828	–
Registered Investment Companies
Affiliated Equity Holdings	295,735,715	295,735,715	–	–
Affiliated Fixed Income Holdings	19,621,162	19,621,162	–	–
Equity Funds/ETFs	12,972,494	12,972,494	–	–
Long-Term Fixed Income
Asset-Backed Securities	439,494	–	439,494	–
Collateralized Mortgage Obligations	271,555	–	271,555	–
Mortgage-Backed Securities	10,995,194	–	10,995,194	–
U.S. Government and Agencies	9,890,249	–	9,890,249	–
Short-Term Investments	68,896,248	37,007,078	31,889,170	–

Total	$795,542,733	$734,355,353	$61,187,380	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,656,351	9,656,351	–	–

Total Asset Derivatives	$9,656,351	$9,656,351	$–	$–

Liability Derivatives
Futures Contracts	10,247,172	10,247,172	–	–

Total Liability Derivatives	$10,247,172	$10,247,172	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $16,886,937 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(22)	March 2016	($4,785,619)	($4,809,750)	($24,131)
5-Yr. U.S. Treasury Bond Futures	37	March 2016	4,384,904	4,464,860	79,956
10-Yr. U.S. Treasury Bond Futures	3	March 2016	378,806	388,734	9,928
30-Yr. U.S. Treasury Bond Futures	(12)	March 2016	(1,842,900)	(1,932,375)	(89,475)
CME E-mini NASDAQ 100 Index	(638)	March 2016	(58,817,859)	(54,395,880)	4,421,979
CME S&P 500 Index	267	March 2016	135,663,144	128,834,175	(6,828,969)
Eurex Euro STOXX 50 Index	1,370	March 2016	43,849,398	41,261,899	(2,587,499)
ICE mini MSCI EAFE Index	225	March 2016	18,735,098	18,018,000	(717,098)
NYBOT NYF mini Russell 2000 Index	(111)	March 2016	(11,718,011)	(11,448,540)	269,471
S&P 400 Index Mini-Futures	(685)	March 2016	(94,825,209)	(90,063,800)	4,761,409
Ultra Long Term U.S. Treasury Bond Futures	13	March 2016	2,046,829	2,160,437	113,608
Total Futures Contracts					($590,821)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Opportunity Income Plus	$4,517,490	$44,432	$–	454,016	$4,426,661	$44,530
Small Cap Stock	23,609,385	1,775,799	–	1,211,561	21,444,629	54,429
Mid Cap Stock	48,948,999	5,194,356	–	2,312,069	44,553,562	215,340
Partner Worldwide Allocation	104,686,309	2,419,885	–	11,061,524	97,783,873	2,419,885
Large Cap Growth	65,053,956	3,272,957	–	6,928,175	60,205,837	–
Large Cap Value	49,713,905	3,386,663	–	2,650,742	45,274,679	752,542
Large Cap Stock	28,762,834	1,380,275	–	1,137,651	26,473,135	393,559
High Yield	5,381,033	79,142	33,830	1,145,625	5,040,748	75,073
Income	3,693,281	52,083	–	416,255	3,646,391	34,483
Limited Maturity Bond	6,534,478	29,871	25,372	528,624	6,507,362	26,801
Cash Management Trust- Short Term Investment	–	55,812,623	18,805,545	37,007,078	37,007,078	9,429
Total Value and Income Earned	$340,901,670				$352,363,955	$4,026,071

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value

Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,259,943	4.250%, 6/30/2019	$870,305
	Ineos US Finance, LLC, Term Loan
613,666	3.750%, 12/15/2020	584,516
	NewPage Corporation, Term Loan
585,000	0.000%, 2/11/2021[b]	145,519
	Tronox Pigments BV, Term Loan
302,912	4.500%, 3/19/2020	265,300

	Total	1,865,640

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
196,785	4.000%, 12/13/2019	163,456

	Total	163,456

Communications Services (0.6%)
	Birch Communication Inc., Term Loan
508,594	7.750%, 7/17/2020	457,734
	Cengage Learning Acquisitions, Term Loan
1,260,198	7.000%, 3/31/2020	1,226,336
	Fairpoint Communications, Term Loan
534,875	7.500%, 2/14/2019	525,515
	Grande Communications Networks, LLC, Term Loan
321,758	4.500%, 5/29/2020	314,518
	Hargray Communications Group, Inc., Term Loan
610,150	5.250%, 6/26/2019	606,910
	IMG Worldwide, Inc., Term Loan
250,000	8.250%, 5/6/2022	216,875
	Integra Telecom Holdings, Inc., Term Loan
316,111	5.250%, 8/14/2020	301,491
92,618	9.750%, 2/12/2021	89,724
	Intelsat Jackson Holdings SA, Term Loan
718,469	3.750%, 6/30/2019	687,489
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	4.500%, 1/7/2022	703,763
	LTS Buyer, LLC, Term Loan
611,962	4.000%, 4/13/2020	599,147
17,077	8.000%, 4/12/2021	16,330
	McGraw-Hill Global Education Holdings, LLC, Term Loan
584,116	4.750%, 3/22/2019	571,703
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	29,386
	NEP/NCP Holdco, Inc., Term Loan
802,488	4.250%, 1/22/2020	761,360
	NTelos, Inc., Term Loan
159,637	5.750%, 11/9/2019	158,839
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	286,617
	TNS, Inc., Term Loan
200,040	5.000%, 2/14/2020	196,228
	Univision Communications, Inc., Term Loan
755,234	4.000%, 3/1/2020	735,945

Principal Amount	Bank Loans (1.4%)[a]	Value

Communications Services (0.6%) - continued
	WideOpenWest Finance, LLC, Term Loan
$710,034	4.500%, 4/1/2019	$690,509
	XO Communications, LLC, Term Loan
137,550	4.250%, 3/20/2021	134,770
	Yankee Cable Acquisition, LLC, Term Loan
402,098	4.250%, 3/1/2020	395,439

	Total	9,706,628

Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
965,339	5.000%, 8/1/2021	887,514
	Burlington Coat Factory Warehouse Corporation, Term Loan
388,862	4.250%, 8/13/2021	385,864
	Ceridian HCM Holding, Inc., Term Loan
230,339	4.500%, 9/15/2020	198,858
	Golden Nugget, Inc., Delayed Draw
62,040	5.500%, 11/21/2019	61,497
	Golden Nugget, Inc., Term Loan
144,760	5.500%, 11/21/2019	143,494
	IMG Worldwide, Inc., Term Loan
297,733	5.250%, 5/6/2021	290,477
	J.C. Penney Corporation, Inc., Term Loan
156,000	6.000%, 5/22/2018	152,295
	Marina District Finance Company, Inc., Term Loan
494,050	6.500%, 8/15/2018	492,815
	Mohegan Tribal Gaming Authority, Term Loan
1,036,048	5.500%, 6/15/2018	1,002,749
	Rite Aid Corporation, Term Loan
165,000	5.750%, 8/21/2020	165,000
	ROC Finance, LLC, Term Loan
591,387	5.000%, 6/20/2019	524,117
	Scientific Games International, Inc., Term Loan
167,017	6.000%, 10/18/2020	149,225
168,722	6.000%, 10/1/2021	149,793

	Total	4,603,698

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
767,667	5.500%, 3/21/2019	759,561
85,000	5.500%, 12/21/2022	82,981
	Catalina Marketing Corporation,Term Loan
132,975	4.500%, 4/9/2021	103,588
	Endo Luxembourg Finance I Co Sarl, Term Loan
460,000	3.750%, 9/26/2022	453,891
	Ortho-Clinical Diagnostics, Inc., Term Loan
832,884	4.750%, 6/30/2021	730,022
	Supervalu, Inc., Term Loan
495,681	4.500%, 3/21/2019	475,631

	Total	2,605,674

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
249,416	4.250%, 12/14/2022	244,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value

Energy (0.1%) - continued
	Arch Coal, Inc., Term Loan
$859,346	0.000%, 5/16/2018[b]	$253,267
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	128,440
	Expro Holdings UK 2, Ltd., Term Loan
296,250	5.750%, 9/2/2021	173,730
	Houston Fuel Oil Terminal, LLC, Term Loan
513,500	4.250%, 8/19/2021	451,880
	McJunkin Red Man Corporation, Term Loan
175,547	4.750%, 11/8/2019	156,236
	Offshore Group Investment, Ltd., Term Loan
448,500	0.000%, 3/28/2019[c]	76,057
	Pacific Drilling SA, Term Loan
209,625	4.500%, 6/3/2018	53,628
	Targa Resources Partners, LP, Term Loan
46,512	5.750%, 2/27/2022	39,070

	Total	1,576,840

Financials (<0.1%)
	DJO Finance, LLC, Term Loan
253,725	4.250%, 6/7/2020	244,000
	Harland Clarke Holdings Corporation, Term Loan
66,500	6.000%, 8/4/2019	62,288
	MoneyGram International, Inc., Term Loan
427,900	4.250%, 3/27/2020	390,814

	Total	697,102

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
775,000	0.000%, 2/1/2023[d,e]	762,042
	First Data Corporation, Term Loan
720,000	3.927%, 3/23/2018	709,949
295,000	3.927%, 9/24/2018	290,628
	Infor US, Inc., Term Loan
335,812	3.750%, 6/3/2020	315,747
	Zayo Group, LLC, Term Loan
335,000	4.500%, 5/6/2021	335,211

	Total	2,413,577

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
364,450	5.250%, 8/5/2019	317,071

	Total	317,071

Utilities (<0.1%)
	Calpine Corporation, Term Loan
366,503	4.000%, 10/9/2019	356,373
	Intergen NV, Term Loan
204,750	5.500%, 6/15/2020	182,739

	Total	539,112

	Total Bank Loans (cost $27,758,206)	24,488,798

Shares	Registered Investment Companies (46.2%)	Value

Affiliated Equity Holdings (38.4%)
15,413,729	Thrivent Large Cap Growth Fund	$133,945,308
4,059,972	Thrivent Large Cap Stock Fund	94,475,541
8,662,899	Thrivent Large Cap Value Fund	147,962,311
5,080,309	Thrivent Mid Cap Stock Fund	97,897,561
21,293,565	Thrivent Partner Worldwide Allocation Fund	188,235,113
1,622,012	Thrivent Small Cap Stock Fund	28,709,613

	Total	691,225,447

Affiliated Fixed Income Holdings (5.8%)
3,868,734	Thrivent High Yield Fund	17,022,429
6,254,054	Thrivent Income Fund	54,785,515
2,728,937	Thrivent Limited Maturity Bond Fund	33,593,219

	Total	105,401,163

Equity Funds/ETFs (1.0%)
8,255	iShares MSCI EAFE Index Fund	457,987
14,369	iShares Russell 2000 Growth Index Fund	1,789,228
21,374	iShares Russell 2000 Index Fund	2,199,598
4,610	Market Vectors Oil Service ETF	111,931
13,816	ProShares Ultra S&P 500	780,190
54,400	SPDR Euro Stoxx 50 ETF	1,758,752
48,128	SPDR S&P 500 ETF Trust	9,330,575
11,218	SPDR S&P Biotech ETF	567,070
2,930	SPDR S&P MidCap 400 ETF Trust	703,112
15,110	SPDR S&P Oil & Gas Exploration & Production ETF	430,484

	Total	18,128,927

Fixed Income Funds/ETFs (1.0%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,362,270
102,500	iShares iBoxx $ High Yield Corporate Bond ETF	8,126,200
68,670	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,838,680

	Total	17,327,150

	Total Registered Investment Companies (cost $762,855,957)	832,082,687

Shares	Common Stock (32.6%)	Value

Consumer Discretionary (4.4%)
42,401	Aaron’s, Inc.	970,135
1,400	Aisan Industry Company, Ltd.	13,345
400	Aisin Seiki Company, Ltd.	16,985
6,290	Amazon.com, Inc.[f]	3,692,230
4,660	American Axle & Manufacturing Holdings, Inc.[f]	59,741
7,640	American Public Education, Inc.[f]	120,559
1,570	Asbury Automotive Group, Inc.[f]	73,916
10,380	Ascena Retail Group, Inc.[f]	76,604
2,160	AutoZone, Inc.[f]	1,657,562
9,250	Barnes & Noble, Inc.	81,122
200	Bayerische Motoren Werke AG	13,770
15,480	Bed Bath & Beyond, Inc.[f]	668,272
2,100	Berkeley Group Holdings plc	106,169
16,430	Big Lots, Inc.	637,155
14,090	Bloomin’ Brands, Inc.	248,829
7,960	Boyd Gaming Corporation[f]	141,768
400	Brembo SPA	16,412
1,100	Bridgestone Corporation	40,075
17,951	Brunswick Corporation	715,347
19,002	Burlington Stores, Inc.[f]	1,020,977
20,410	Caleres, Inc.	548,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Consumer Discretionary (4.4%) - continued
7,270	Callaway Golf Company	$63,322
3,000	Calsonic Kansei Corporation	26,351
10,786	Cedar Fair, LP	583,846
10,370	Cheesecake Factory, Inc.	500,871
15,270	Chegg, Inc.[f]	88,566
13,310	Children’s Place, Inc.	866,481
3,420	Choice Hotels International, Inc.	149,522
44,230	Cinemark Holdings, Inc.	1,304,343
1,500	Cineworld Group plc	10,824
63,010	Comcast Corporation[g]	3,510,287
800	Compass Group plc	13,768
29,010	Core-Mark Holding Company, Inc.	2,358,223
11,947	CSS Industries, Inc.	334,635
15,301	Culp, Inc.	387,421
400	Daimler AG	28,005
32,840	Dana Holding Corporation	390,468
9,700	Debenhams plc	10,891
15,120	Delphi Automotive plc	981,893
1,800	Denso Corporation	77,630
28,498	Discovery Communications, Inc.[f]	786,260
16,680	DISH Network Corporation[f]	805,144
7,450	Dollar General Corporation	559,197
22,137	Dollar Tree, Inc.[f]	1,800,181
6,002	Domino’s Pizza, Inc.	683,808
2,575	Dorman Products, Inc.[f]	111,498
3,863	Drew Industries, Inc.	221,736
18,350	DSW, Inc.	440,583
5,700	EDION Corporation	42,773
900	Electrolux AB	19,604
15,323	Ethan Allen Interiors, Inc.	409,124
2,100	Eutelsat Communications	67,871
6,697	Expedia, Inc.	676,665
34,625	Finish Line, Inc.	655,797
6,876	Fossil, Inc.[f]	224,158
4,253	Fred’s, Inc.	70,174
34,753	G-III Apparel Group, Ltd.[f]	1,715,408
4,350	Gray Television, Inc.[f]	57,203
5,000	Gunze, Ltd.	14,065
3,200	Hakuhodo Dy Holdings, Inc.	34,102
24,218	Harley-Davidson, Inc.	968,720
12,272	Harman International Industries, Inc.	912,914
16,238	Haverty Furniture Companies, Inc.	307,710
3,050	Hilton Worldwide Holdings, Inc.	54,321
16,910	Home Depot, Inc.	2,126,602
25,540	Houghton Mifflin Harcourt Company[f]	455,634
100	Hugo Boss AG	7,964
5,600	Inchcape plc	57,581
900	Intertek Group plc	36,478
8,092	Interval Leisure Group, Inc.	95,324
1,500	Isuzu Motors, Ltd.	15,199
13,050	Jack in the Box, Inc.	1,013,202
15,602	Jarden Corporation[f]	827,686
18,957	Kate Spade & Company[f]	337,624
40,650	KB Home	441,459
28,750	Krispy Kreme Doughnuts, Inc.[f]	421,475
15,766	L Brands, Inc.	1,515,901
16,713	Las Vegas Sands Corporation	753,756
17,653	La-Z-Boy, Inc.	378,480
6,600	Lear Corporation	685,278
9,250	Liberty Interactive Corporation[f]	241,055
8,600	Liberty Media Corporation[f]	314,932
4,128	Lithia Motors, Inc.	316,081
25,790	LKQ Corporation[f]	706,646
20,740	Lowe’s Companies, Inc.	1,486,228
300	LVMH Moet Hennessy Louis Vuitton SE	48,254

Shares	Common Stock (32.6%)	Value

Consumer Discretionary (4.4%) - continued
7,130	Macy’s, Inc.	$288,123
1,600	Marks and Spencer Group plc	9,715
21,828	MDC Partners, Inc.	426,519
8,303	Meritage Homes Corporation[f]	274,082
9,120	Michael Kors Holdings, Ltd.[f]	363,888
2,570	Movado Group, Inc.	66,049
34,042	National CineMedia, Inc.	532,417
7,600	Nautilus, Inc.[f]	148,048
9,240	New Media Investment Group, Inc.	160,037
30,780	Newell Rubbermaid, Inc.	1,193,648
36,770	NIKE, Inc.	2,280,108
2,700	NOK Corporation	56,133
24,631	Nord Anglia Education, Inc.[f]	424,885
67,190	Nutrisystem, Inc.	1,331,034
6,700	O’Reilly Automotive, Inc.[f]	1,748,030
21,253	Oxford Industries, Inc.	1,484,735
100	Paddy Power plc	14,901
2,000	PanaHome Corporation	14,569
16,950	Papa John’s International, Inc.	809,362
46,484	Papa Murphy’s Holdings, Inc.[f]	441,133
5,700	Persimmon plc	166,323
9,696	Pier 1 Imports, Inc.	38,978
500	ProSiebenSat.1 Media AG	24,982
27,960	Pulte Group, Inc.	468,610
14,768	PVH Corporation	1,083,676
4,121	Ralph Lauren Corporation	463,612
2,724	Red Robin Gourmet Burgers, Inc.[f]	168,180
100	Renault SA	8,485
10,980	Rent-A-Center, Inc.	149,548
5,846	Restoration Hardware Holdings, Inc.[f]	360,231
37,034	Ross Stores, Inc.	2,083,533
13,640	Ruby Tuesday, Inc.[f]	74,338
12,140	Ruth’s Hospitality Group, Inc.	197,275
9,290	Scripps Networks Interactive, Inc.	566,411
1,400	Sekisui House, Ltd.	22,037
7,750	Select Comfort Corporation[f]	163,215
11,840	Service Corporation International	286,410
1,400	SHOWA Corporation	12,334
5,430	Signet Jewelers, Ltd.	629,880
11,661	Skechers USA, Inc.[f]	328,724
2,000	Sports Direct International plc[f]	11,893
11,044	Sportsman’s Warehouse Holdings, Inc.[f]	144,787
600	Stanley Electric Company, Ltd.	13,205
97,500	Staples, Inc.	869,700
3,900	Star Entertainment Group, Ltd.	15,054
35,830	Starbucks Corporation	2,177,389
15,085	Starwood Hotels & Resorts Worldwide, Inc.	938,890
20,446	Stein Mart, Inc.	150,483
4,900	Sumitomo Forestry Company, Ltd.	62,214
2,200	Sumitomo Rubber Industries, Ltd.	27,922
500	Tamron Company, Ltd.	7,147
4,500	Tatts Group, Ltd.	13,386
8,777	Tenneco, Inc.[f]	335,369
31,335	Time, Inc.	470,025
54,525	Toll Brothers, Inc.[f]	1,505,980
7,090	Tower International, Inc.	163,212
1,700	Toyota Motor Corporation	102,390
57,666	Tuesday Morning Corporation[f]	321,200
3,720	Twenty-First Century Fox, Inc.	100,328
5,200	UBM plc	38,900
4,113	Ulta Salon Cosmetics & Fragrance, Inc.[f]	745,152
5,427	Under Armour, Inc.[f]	463,629
6,880	Vail Resorts, Inc.	860,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Consumer Discretionary (4.4%) - continued
360	Valora Holding AG	$74,132
9,300	Vera Bradley, Inc.[f]	137,454
7,962	VF Corporation	498,421
2,000	Wacoal Holdings Corporation	23,383
3,700	WH Smith plc	97,635
3,480	Winnebago Industries, Inc.	61,283
2,500	Wolters Kluwer NV	85,133
3,400	WPP plc	73,942
8,050	Wyndham Worldwide Corporation	522,445
600	Yokohama Rubber Company, Ltd.	8,995
10,040	Yum! Brands, Inc.	726,595
17,984	Zoe’s Kitchen, Inc.[f]	499,596

	Total	78,240,263

Consumer Staples (1.4%)
800	AarhusKarlshamn AB	52,076
32,550	Altria Group, Inc.	1,989,131
40,980	Aramark	1,309,311
7,190	Archer-Daniels-Midland Company	254,166
24,800	Avon Products, Inc.	84,072
2,100	Axfood AB	36,743
29,800	Blue Buffalo Pet Products, Inc.[f]	507,196
1,748	Boston Beer Company, Inc.[f]	313,329
2,500	British American Tobacco plc	139,309
1,860	Britvic plc	19,203
4,890	Brown-Forman Corporation	478,438
1,440	Calavo Growers, Inc.	74,520
16,250	Campbell Soup Company	916,662
500	Carrefour SA	14,230
13,186	Casey’s General Stores, Inc.	1,592,078
56,340	Coca-Cola Company	2,418,113
3,800	Coca-Cola HBC AG	77,816
18,480	CVS Health Corporation	1,784,983
88,260	Flowers Foods, Inc.	1,812,860
6,979	Hain Celestial Group, Inc.[f]	253,896
800	Henkel AG & Company KGaA	73,767
700	Imperial Tobacco Group plc	37,902
7,440	Ingredion, Inc.	749,357
4,500	Japan Tobacco, Inc.	176,237
1,600	Jeronimo Martins SGPS SA	22,314
1,700	Kao Corporation	91,231
3,970	Kimberly-Clark Corporation	509,827
11,500	Koninklijke Ahold NV	260,125
300	KOSE Corporation	27,885
4,780	Lancaster Colony Corporation	486,030
6,660	Molson Coors Brewing Company	602,597
33,420	Mondelez International, Inc.	1,440,402
11,906	Monster Beverage Corporation[f]	1,607,667
2,400	Nestle SA	176,814
1,000	Nippon Meat Packers, Inc.	19,404
3,000	Nisshin OilliO Group, Ltd.	12,540
3,260	Omega Protein Corporation[f]	73,643
4,540	PepsiCo, Inc.	450,822
8,229	Philip Morris International, Inc.	740,692
760	PriceSmart, Inc.	58,186
24,118	SpartanNash Company	494,901
1,000	Suedzucker AG	15,126
500	Sugi Holdings Company, Ltd.	25,925
2,700	Swedish Match AB	96,047
2,200	Tootsie Roll Industries, Inc.	72,204
3,490	Tyson Foods, Inc.	186,226
15,529	United Natural Foods, Inc.[f]	543,826
6,860	Universal Corporation	375,448
32,620	WhiteWave Foods Company[f]	1,231,405

Shares	Common Stock (32.6%)	Value

Consumer Staples (1.4%) - continued
1,900	Woolworths, Ltd.	$33,031

	Total	24,819,713

Energy (4.8%)
36,105	Archrock, Inc.	216,630
32,332	Atwood Oceanics, Inc.	198,195
97,698	Baker Hughes, Inc.	4,250,840
35,958	Basic Energy Services, Inc.[f]	82,703
52,070	Bonanza Creek Energy, Inc.[f]	148,400
69,900	BP plc	377,478
8,307	Bristow Group, Inc.	193,221
53,174	Callon Petroleum Company[f]	364,242
88,457	Cameron International Corporation[f]	5,808,087
135,886	Canadian Natural Resources, Ltd.	2,888,936
121,952	Chevron Corporation	10,545,189
3,260	Cimarex Energy Company	303,180
4,700	Clayton Williams Energy, Inc.[f]	80,746
440,340	Cobalt International Energy, Inc.[f]	1,668,889
9,930	Columbia Pipeline Group, Inc.	184,202
35,782	Concho Resources, Inc.[f]	3,403,942
51,060	Continental Resources, Inc.[f]	1,077,877
10,200	Delek US Holdings, Inc.	173,604
217,895	Denbury Resources, Inc.	339,916
11,350	Devon Energy Corporation	316,665
14,160	Diamond Offshore Drilling, Inc.	263,234
14,132	Diamondback Energy, Inc.[f]	1,067,673
1,170	Dril-Quip, Inc.[f]	68,609
1,200	Eni SPA	17,414
35,900	Ensco plc	351,102
80,782	EOG Resources, Inc.	5,737,138
17,350	EP Energy Corporation[f]	64,889
89,552	EQT Corporation	5,528,940
44,080	Exxon Mobil Corporation	3,431,628
13,770	FMC Technologies, Inc.[f]	346,315
4,200	Forum Energy Technologies, Inc.[f]	47,082
3,450	Green Plains, Inc.	65,378
7,980	Gulfport Energy Corporation[f]	235,809
41,750	Halliburton Company	1,327,232
4,940	Helix Energy Solutions Group, Inc.[f]	19,908
9,366	Helmerich & Payne, Inc.	475,793
21,116	HollyFrontier Corporation	738,427
281,322	Marathon Oil Corporation	2,737,263
152,191	Marathon Petroleum Corporation	6,360,062
35,700	Nabors Industries, Ltd.	262,752
3,480	National Oilwell Varco, Inc.	113,239
58,410	Noble Corporation	455,014
3,195	Noble Energy, Inc.	103,422
17,940	Oasis Petroleum, Inc.[f]	95,979
7,980	Oceaneering International, Inc.	270,123
1,885	Oil States International, Inc.[f]	53,214
2,500	OMV AG	64,350
76,231	Parsley Energy, Inc.[f]	1,468,209
66,063	Patterson-UTI Energy, Inc.	949,986
4,920	PBF Energy, Inc.	172,151
308,179	Petroleo Brasileiro SA ADR[f]	1,069,381
29,990	Pioneer Energy Services Corporation[f]	41,086
202,393	Rowan Companies plc	2,560,271
600	Royal Dutch Shell plc	13,120
1,485	Royal Dutch Shell plc, Class B	32,355
25,430	RPC, Inc.	317,112
44,143	Schlumberger, Ltd.	3,190,215
3,100	SemGroup Corporation	68,634
144,836	Southwestern Energy Company[f]	1,287,592
8,890	Spectra Energy Corporation	244,031
4,711	Statoil ASA	64,463
219,432	Suncor Energy, Inc. ADR	5,167,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Energy (4.8%) - continued
13,460	Superior Energy Services, Inc.	$138,773
68,992	Teekay Tankers, Ltd.	315,293
20,528	Tesco Corporation	139,590
830	Tesoro Corporation	72,417
40,370	TETRA Technologies, Inc.[f]	249,890
2,000	Total SA	88,841
25,974	U.S. Silica Holdings, Inc.	484,415
565,346	Weatherford International, Ltd.[f]	3,810,432
17,180	Western Refining, Inc.	565,222
1,790	World Fuel Services Corporation	69,721
34,470	WPX Energy, Inc.[f]	186,827

	Total	85,692,582

Financials (5.9%)
18,900	Aberdeen Asset Management plc	66,620
700	AEON Financial Service Company, Ltd.	16,104
15,783	Affiliated Managers Group, Inc.[f]	2,117,921
5,465	Alexandria Real Estate Equities, Inc.	432,719
2,900	Allianz SE	469,323
15,730	Allied World Assurance Company Holdings AG	575,561
12,160	American Assets Trust, Inc.	454,662
21,310	American Campus Communities, Inc.	899,282
26,330	American Equity Investment Life Holding Company	478,943
19,705	American Financial Group, Inc.	1,398,661
10,280	American International Group, Inc.	580,614
20,911	Ameris Bancorp	604,955
2,040	AMERISAFE, Inc.	104,060
133,850	Anworth Mortgage Asset Corporation	570,201
5,260	Apartment Investment & Management Company	205,929
24,160	Apollo Residential Mortgage, Inc.	262,136
11,259	Argo Group International Holdings, Ltd.	639,849
20,277	Arthur J. Gallagher & Company	763,226
7,290	Ashford Hospitality Prime, Inc.	80,117
19,865	Aspen Insurance Holdings, Ltd.	923,921
6,050	Associated Banc-Corp	106,177
61,950	Assured Guaranty, Ltd.	1,473,171
8,000	Australia & New Zealand Banking Group, Ltd.	138,872
40,900	Banco Santander SA	175,273
4,150	BancorpSouth, Inc.	86,652
13,400	Bank Hapoalim, Ltd.	62,241
220,660	Bank of America Corporation	3,120,132
13,150	Bank of New York Mellon Corporation	476,293
5,243	Bank of Nova Scotia	214,787
3,484	Bank of Queensland, Ltd.	32,636
19,489	Bank of the Ozarks, Inc.	864,142
23,000	Bank of Yokohama, Ltd.	122,676
7,650	BankFinancial Corporation	93,866
33,600	BB&T Corporation	1,097,376
39,512	BBCN Bancorp, Inc.	600,582
8,200	BinckBank NV	65,391
22,750	Blackstone Group, LP	597,643
1,200	BNP Paribas SA	56,846
300	Bolsas y Mercados Espanoles SA	9,013
6,200	Boston Private Financial Holdings, Inc.	64,170
22,650	Brandywine Realty Trust	290,599
2,500	British Land Company plc	26,484
26,054	Brixmor Property Group, Inc.	693,557
31,270	Brookline Bancorp, Inc.	348,973
22,170	Brown & Brown, Inc.	670,642

Shares	Common Stock (32.6%)	Value

Financials (5.9%) - continued
6,610	Camden Property Trust	$504,343
9,000	Capital One Financial Corporation	590,580
3,591	Capital Shopping Centres Group plc	15,367
10,900	CapitaMall Trust	15,314
20,820	Cathay General Bancorp	582,960
101,780	CBL & Associates Properties, Inc.	1,094,135
10,200	CBRE Group, Inc.[f]	285,294
65,239	Cedar Realty Trust, Inc.	460,587
18,550	Charles Schwab Corporation	473,581
3,620	Chatham Lodging Trust	68,273
3,000	Chiba Bank, Ltd.	18,557
5,060	Chubb, Ltd.	572,134
37,840	Citigroup, Inc.	1,611,227
11,670	Clifton Bancorp, Inc.	168,398
39,790	CNO Financial Group, Inc.	692,346
3,400	CNP Assurances	45,466
112,700	CoBiz Financial, Inc.	1,238,573
17,983	Columbia Banking System, Inc.	532,836
15,150	Comerica, Inc.	519,645
4,340	Commerce Bancshares, Inc.	178,504
74,970	Corporate Office Properties Trust	1,671,831
3,900	Credit Agricole SA	38,918
1,200	Daiwa House Industry Company, Ltd.	33,880
14,160	DCT Industrial Trust, Inc.	506,786
200	Derwent London plc	9,276
16,000	DEXUS Property Group	84,389
7,190	Digital Realty Trust, Inc.	575,775
7,591	Direct Line Insurance Group plc	40,775
7,602	Douglas Emmett, Inc.	224,867
38,900	Duke Realty Corporation	783,057
17,164	East West Bancorp, Inc.	556,457
19,697	Employers Holdings, Inc.	490,652
10,180	Enova International, Inc.[f]	56,703
21,440	Equity One, Inc.	594,317
1,400	Erste Group Bank AGf	40,441
23,582	Essent Group, Ltd.[f]	423,769
58,865	EverBank Financial Corporation	828,231
12,463	Evercore Partners, Inc.	562,954
33,200	F.N.B. Corporation	400,060
57,930	FelCor Lodging Trust, Inc.	403,193
69,210	Fifth Third Bancorp	1,093,518
47,130	First Commonwealth Financial Corporation	411,445
1,770	First Defiance Financial Corporation	68,906
3,870	First Financial Corporation	127,904
19,400	First Industrial Realty Trust, Inc.	399,446
2,580	First Interstate BancSystem, Inc.	69,531
44,470	First Midwest Bancorp, Inc.	775,112
4,070	First NBC Bank Holding Company[f]	127,757
30,073	First Potomac Realty Trust	294,415
41,440	First Republic Bank	2,817,920
8,300	FlexiGroup, Ltd.	16,715
16,990	Franklin Street Properties Corporation	165,822
10,000	Frasers Centrepoint Trust	13,361
23,000	Fukuoka Financial Group, Inc.	97,611
12,434	Genworth Financial, Inc.[f]	34,567
2,260	German American Bancorp, Inc.	71,913
5,671	Getty Realty Corporation	101,397
15,865	Glacier Bancorp, Inc.	374,255
10,480	Great Western Bancorp, Inc.	273,738
33,849	Green Bancorp, Inc.[f]	249,129
962	H&R Real Estate Investment Trust	12,944
1,356	Hamborner REIT AG	13,080
1,900	Hammerson plc	15,873
4,470	Hancock Holding Company	107,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Financials (5.9%) - continued
2,900	Hang Seng Bank, Ltd.	$48,220
64,788	Hanmi Financial Corporation	1,405,900
1,400	Hannover Rueckversicherung SE	147,346
7,880	Hanover Insurance Group, Inc.	642,141
43,380	Hartford Financial Services Group, Inc.	1,743,008
25,735	Hatteras Financial Corporation	315,511
1,640	HCI Group, Inc.	54,530
5,900	Henderson Group plc	23,475
2,400	Henderson Land Development Company, Ltd.	13,073
10,490	HFF, Inc.[f]	299,699
3,450	Highwoods Properties, Inc.	145,901
5,000	Hokuhoku Financial Group, Inc.	9,275
18,428	Home BancShares, Inc.	713,348
4,220	Hometrust Bancshares, Inc.[f]	78,070
19,660	Horace Mann Educators Corporation	603,955
37,265	Host Hotels & Resorts, Inc.	516,120
16,484	Houlihan Lokey, Inc.	398,089
10,950	Hudson Pacific Properties, Inc.	278,240
3,000	Hufvudstaden AB	41,340
220,341	Huntington Bancshares, Inc.	1,890,526
23,000	Hysan Development Company, Ltd.	89,118
4,200	ING Groep NV	47,847
12,266	Intercontinental Exchange, Inc.	3,235,771
25,040	Invesco, Ltd.	749,447
14,800	Investec plc	94,160
53,800	Investors Bancorp, Inc.	628,922
14,495	J.P. Morgan Chase & Company	862,452
47,180	Janus Capital Group, Inc.	593,996
1,900	Japan Post Bank Company, Ltd.[f]	23,102
5,970	Kearny Financial Corporation	72,177
7,849	Kennedy-Wilson Holdings, Inc.	159,178
126,580	KeyCorp	1,412,633
4,596	Kilroy Realty Corporation	256,779
37,930	Kimco Realty Corporation	1,031,317
11,952	LaSalle Hotel Properties	264,856
5,881	Lazard, Ltd.	211,657
26,690	Lexington Realty Trust	195,638
48,400	Liberty Property Trust	1,419,088
2,786	Lincoln National Corporation	109,936
16,000	Link REIT	91,792
6,070	M&T Bank Corporation	668,793
200	Macquarie Group, Ltd.	10,316
26,390	MetLife, Inc.	1,178,313
20,400	Mitsubishi UFJ Financial Group, Inc.	104,609
24,160	Monmouth Real Estate Investment Corporation	248,365
47,890	Morgan Stanley	1,239,393
7,340	MSCI, Inc.	505,286
200	Muenchener Rueckversicherungs- Gesellschaft AG	38,534
19,845	Nasdaq, Inc.	1,230,390
14,502	National Interstate Corporation	355,734
42,139	Navient Corporation	402,849
2,240	Navigators Group, Inc.[f]	196,246
50,000	New World Development Company, Ltd.	40,931
10,110	NMI Holdings, Inc.[f]	53,078
14,900	Nordea Bank AB	150,039
13,510	Northern Trust Corporation	838,701
32,980	NorthStar Asset Management Corporation, Inc.	380,589
3,000	Ogaki Kyoritsu Bank, Ltd.	10,512
4,100	Old Mutual plc	10,003
3,090	One Liberty Properties, Inc.	64,025

Shares	Common Stock (32.6%)	Value

Financials (5.9%) - continued
24,650	Oritani Financial Corporation	$412,148
33,206	PacWest Bancorp	1,218,992
18,980	Parkway Properties, Inc.	255,661
19,179	Pebblebrook Hotel Trust	468,351
9,290	PennyMac Financial Services, Inc.[f]	110,644
19,790	Physicians Realty Trust	337,815
8,950	Piedmont Office Realty Trust, Inc.	165,665
1,670	Piper Jaffray Companies[f]	56,780
5,740	Popular, Inc.	144,304
6,640	Post Properties, Inc.	380,406
2,000	Poste Italiane SPA[f,h]	14,787
7,227	Potlatch Corporation	208,427
3,800	Poundland Group plc	7,717
863	Power Corporation of Canada	18,302
21,320	Primerica, Inc.	959,613
2,400	PrivateBancorp, Inc.	90,312
30,040	Provident Financial Services, Inc.	589,986
30,350	Radian Group, Inc.	305,321
53,420	Ramco-Gershenson Properties Trust	912,948
25,590	Raymond James Financial, Inc.	1,121,098
9,850	RE/MAX Holdings, Inc.	342,977
13,295	Realogy Holdings Corporation[f]	436,076
13,945	Renasant Corporation	442,754
2,700	Resona Holdings, Inc.	12,417
15,700	Retail Properties of America, Inc.	243,507
4,031	Safeguard Scientifics, Inc.[f]	52,403
1,398	Safety Insurance Group, Inc.	78,875
300	Sampo Oyj	14,527
16,869	Sandy Spring Bancorp, Inc.	448,715
1,900	Schroders plc	74,236
4,540	Seacoast Banking Corporation of Florida[f]	67,283
7,450	Selective Insurance Group, Inc.	233,259
4,240	Sierra Bancorp	77,168
13,580	Silver Bay Realty Trust Corporation REIT	189,577
189,455	SLM Corporation[f]	1,212,512
400	Sompo Japan Nipponkoa Holdings, Inc.	11,863
2,490	Sovran Self Storage, Inc.	280,573
26,920	Spirit Realty Captial, Inc.	282,122
15,040	Starwood Property Trust, Inc.	286,362
10,291	State Auto Financial Corporation	224,653
37,609	Stifel Financial Corporation[f]	1,258,397
52,389	Stockland	153,713
13,680	Store Capital Corporation	339,127
15,000	Sumitomo Mitsui Trust Holdings, Inc.	47,961
27,271	Summit Hotel Properties, Inc.	276,801
17,506	SVB Financial Group[f]	1,773,708
3,200	Swiss Re AG	297,876
16,950	Synchrony Financial[f]	481,719
52,580	Synovus Financial Corporation	1,605,267
400	Talanx AG	11,557
42,740	Talmer Bancorp, Inc.	686,404
101,660	TCF Financial Corporation	1,220,937
25,483	TD Ameritrade Holding Corporation	702,821
33,744	Terreno Realty Corporation	758,565
4,200	Territorial Bancorp, Inc.	111,930
300	Tokio Marine Holdings, Inc.	10,734
6,780	TriCo Bancshares	172,958
18,930	TrustCo Bank Corporation	104,115
2,750	U.S. Bancorp	110,165
5,900	UBS Group AG	97,499
8,136	UMH Properties, Inc.	76,722
2,890	Union Bankshares Corporation	66,383
3,480	United Community Banks, Inc.	62,849

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Financials (5.9%) - continued
28,880	United Financial Bancorp, Inc.	$326,344
8,856	United Overseas Bank, Ltd.	112,584
6,050	Urstadt Biddle Properties, Inc.	122,815
11,670	Waddell & Reed Financial, Inc.	320,225
1,600	Wallenstam AB	11,398
4,470	Washington Federal, Inc.	95,434
1,820	Webster Financial Corporation	60,369
13,033	Western Alliance Bancorp[f]	424,615
21,600	Western Asset Mortgage Capital Corporation	211,896
6,560	Whitestone REIT	72,291
17,300	Wing Tai Holdings, Ltd.	18,688
5,088	Wintrust Financial Corporation	214,154
24,450	WisdomTree Investments, Inc.	293,400
5,618	WSFS Financial Corporation	163,259
9,641	XL Group plc	349,583
115,225	Zions Bancorporation	2,613,303

	Total	106,134,950

Health Care (3.9%)
29,582	Abbott Laboratories	1,119,679
10,192	ABIOMED, Inc.[f]	869,683
19,378	Acadia Healthcare Company, Inc.[f]	1,182,639
2,550	Acceleron Pharma, Inc.[f]	78,285
4,740	Aceto Corporation	108,309
41,256	Acorda Therapeutics, Inc.[f]	1,519,046
200	Actelion, Ltd.	26,356
8,350	Aetna, Inc.	850,364
38,439	Akorn, Inc.[f]	999,030
4,070	Albany Molecular Research, Inc.[f]	66,422
20,613	Align Technology, Inc.[f]	1,363,344
6,468	Allergan plc[f]	1,839,693
10,575	Allscripts Healthcare Solutions, Inc.[f]	145,724
11,761	AmerisourceBergen Corporation	1,053,315
6,580	Amgen, Inc.	1,004,963
7,480	Amicus Therapeutics, Inc.[f]	45,179
24,869	AMN Healthcare Services, Inc.[f]	700,560
2,800	AmSurg Corporation[f]	204,932
2,649	Anacor Pharmaceuticals, Inc.[f]	199,019
10,656	Analogic Corporation	789,290
16,430	Array BioPharma, Inc.[f]	50,769
1,500	Astellas Pharmaceutical, Inc.	20,770
25,003	Asterias Biotherapeutics, Inc.[f]	80,260
1,120	Atrion Corporation	420,582
100	Bayer AG	11,255
8,153	BioMarin Pharmaceutical, Inc.[f]	603,485
1,130	Bio-Rad Laboratories, Inc.[f]	144,199
5,581	C.R. Bard, Inc.	1,022,830
15,020	Cambrex Corporation[f]	520,293
1,550	Cardinal Health, Inc.	126,123
27,958	Cardiovascular Systems, Inc.[f]	236,245
20,968	Centene Corporation[f]	1,301,274
28,139	Cerner Corporation[f]	1,632,343
4,040	CONMED Corporation	149,238
5,430	Cross Country Healthcare, Inc.[f]	78,192
400	CSL, Ltd.	29,796
31,040	DENTSPLY International, Inc.	1,827,946
74,564	Depomed, Inc.[f]	1,143,812
23,450	Edwards Lifesciences Corporation[f]	1,834,024
21,384	Ensign Group, Inc.	480,071
34,766	Envision Healthcare Holdings, Inc.[f]	768,329
2,100	Essilor International SA	260,528
45,468	ExamWorks Group, Inc.[f]	1,248,551
7,600	Express Scripts Holding Company[f]	546,212
200	Fresenius Medical Care AG & Company KGaA	17,762

Shares	Common Stock (32.6%)	Value

Health Care (3.9%) - continued
200	Gerresheimer AG	$14,210
27,546	Gilead Sciences, Inc.	2,286,318
9,300	GlaxoSmithKline plc	191,585
9,230	Globus Medical, Inc.[f]	230,289
17,450	Greatbatch, Inc.[f]	673,744
11,880	HCA Holdings, Inc.[f]	826,610
6,820	HealthSouth Corporation	244,088
5,230	Healthways, Inc.[f]	61,505
2,400	Hikma Pharmaceuticals plc	69,273
4,350	Hill-Rom Holdings, Inc.	212,628
28,080	Hologic, Inc.[f]	953,035
1,112	ICON plc[f]	73,470
22,750	Impax Laboratories, Inc.[f]	852,443
18,486	Inogen, Inc.[f]	614,475
19,190	Intersect ENT, Inc.[f]	342,158
41,525	Ironwood Pharmaceuticals, Inc.[f]	383,276
24,120	Kindred Healthcare, Inc.	232,999
300	Lonza Group AG	45,960
3,550	Magellan Health Services, Inc.[f]	202,350
14,926	Medtronic plc	1,133,182
35,740	Merck & Company, Inc.	1,810,946
2,618	Mettler-Toledo International, Inc.[f]	819,041
59,379	Mylan NVf	3,128,680
7,695	National Healthcare Corporation	485,939
2,260	Natural Health Trends Corporation	45,087
1,310	Neogen Corporation[f]	68,356
15,353	Neurocrine Biosciences, Inc.[f]	653,270
2,100	Novartis AG	162,694
2,400	Novo Nordisk AS	134,084
39,202	NuVasive, Inc.[f]	1,807,996
2,790	NxStage Medical, Inc.[f]	52,787
5,000	Omnicell, Inc.[f]	139,950
6,930	PerkinElmer, Inc.	334,858
9,321	Perrigo Company plc	1,347,630
102,110	Pfizer, Inc.	3,113,334
5,960	PharMerica Corporation[f]	176,952
9,730	Progenics Pharmaceuticals, Inc.[f]	40,574
3,400	Prothena Corporation plc[f]	132,430
5,800	Quality Systems, Inc.	76,038
12,865	Quintiles Transnational Holdings, Inc.[f]	782,578
14,800	Roche Holding AG ADR	479,816
4,340	Sagent Pharmaceuticals, Inc.[f]	65,577
3,200	Sanofi	266,113
29,031	Team Health Holdings, Inc.[f]	1,186,497
34,525	Teleflex, Inc.	4,684,697
19,201	Triple-S Management Corporation[f]	427,990
18,091	UnitedHealth Group, Inc.	2,083,360
18,474	Universal Health Services, Inc.	2,080,911
8,760	Vanda Pharmaceuticals, Inc.[f]	74,723
4,610	VCA Antech, Inc.[f]	236,355
42,110	Veeva Systems, Inc.[f]	1,014,851
16,294	Vertex Pharmaceuticals, Inc.[f]	1,478,680
6,020	Waters Corporation[f]	729,684
4,318	Wellcare Health Plans, Inc.[f]	328,082
14,200	West Pharmaceutical Services, Inc.	812,524
9,920	Zoetis, Inc.	427,056

	Total	70,054,459

Industrials (3.8%)
9,151	3M Company	1,381,801
15,745	ABM Industries, Inc.	472,822
900	Adecco SA	55,251
5,160	AECOM[f]	141,590
20,536	Aegion Corporation[f]	370,264
11,550	AGCO Corporation	563,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Industrials (3.8%) - continued
1,300	Aida Engineering, Ltd.	$11,846
16,559	Air New Zealand, Ltd.	31,768
900	Airbus Group NV	56,606
2,900	Allison Transmission Holdings, Inc.	68,991
1,400	Amada Holdings Company, Ltd.	13,223
2,390	AMETEK, Inc.	112,450
400	Andritz AG	18,599
1,940	Applied Industrial Technologies, Inc.	74,574
7,000	Asahi Glass Company, Ltd.	42,681
9,129	Astec Industries, Inc.	340,512
400	Atlas Copco Aktiebolag	8,563
14,000	AZZ, Inc.	720,720
12,023	B/E Aerospace, Inc.	486,330
9,200	BAE Systems plc	68,042
17,508	Beacon Roofing Supply, Inc.[f]	709,074
18,610	Boeing Company	2,235,619
2,960	Brady Corporation	66,422
5,090	Briggs & Stratton Corporation	100,069
2,710	Brink’s Company	79,674
18,190	BWX Technologies, Inc.	544,609
6,150	Caterpillar, Inc.	382,776
9,080	CEB, Inc.	535,538
3,300	Central Glass Company, Ltd.	17,714
700	Central Japan Railway Company	129,930
8,431	CIRCOR International, Inc.	299,216
29,182	CLARCOR, Inc.	1,367,469
17,820	Colfax Corporation[f]	394,535
18,279	Comfort Systems USA, Inc.	518,027
800	Compagnie de Saint-Gobain	32,971
18,610	Copart, Inc.[f]	623,621
500	Croda International plc	20,420
30,950	CSX Corporation	712,469
13,390	Curtiss-Wright Corporation	923,910
1,000	Dai Nippon Printing Company, Ltd.	9,356
11,880	Danaher Corporation	1,029,402
1,894	Dart Group plc	14,938
65,890	Delta Air Lines, Inc.	2,918,268
1,400	Deutsche Post AG	33,931
8,940	DigitalGlobe, Inc.[f]	117,114
100	East Japan Railway Company	9,192
38,433	EMCOR Group, Inc.	1,756,388
8,100	Equifax, Inc.	856,980
14,024	ESCO Technologies, Inc.	482,846
16,900	Expeditors International of Washington, Inc.	762,528
17,915	Federal Signal Corporation	264,963
2,000	Ferrovial SA	43,825
5,130	Flowserve Corporation	198,223
32,226	Fortune Brands Home and Security, Inc.	1,565,861
11,646	Franklin Electric Company, Inc.	317,703
23,235	FTI Consulting, Inc.[f]	787,434
9,089	G & K Services, Inc.	585,150
1,241	Galliford Try plc	26,376
19,293	Gibraltar Industries, Inc.[f]	409,783
36,294	Granite Construction, Inc.	1,402,037
9,906	H&E Equipment Services, Inc.	115,405
2,000	Hankyu Hanshin Holdings, Inc.	12,477
3,440	Hawaiian Holdings, Inc.[f]	121,122
21,699	Healthcare Services Group, Inc.	767,494
17,722	Heico Corporation	987,115
6,040	Herman Miller, Inc.	154,745
11,270	Hexcel Corporation	466,353
17,107	HNI Corporation	581,980
200	Hochtief AG	18,369
9,016	Honeywell International, Inc.	930,451

Shares	Common Stock (32.6%)	Value

Industrials (3.8%) - continued
300	Hoshizaki Electric Company, Ltd.	$20,979
7,657	Hub Group, Inc.[f]	233,309
9,160	Huntington Ingalls Industries, Inc.	1,171,381
27,922	Huron Consulting Group, Inc.[f]	1,566,703
1,120	Illinois Tool Works, Inc.	100,878
900	Inaba Denki Sangyo Company, Ltd.	28,070
11,600	Ingersoll-Rand plc	597,052
8,040	Insperity, Inc.	361,237
2,500	Intrum Justitia AB	82,841
11,700	ITOCHU Corporation	137,509
602	Jardine Matheson Holdings, Ltd.	31,626
12,845	JB Hunt Transport Services, Inc.	933,832
1,398	John Bean Technologies Corporation	64,042
19,720	Joy Global, Inc.	196,608
200	Jungheinrich AG	15,960
1,671	Kaman Corporation	66,573
7,690	KAR Auction Services, Inc.	257,000
1,000	Keisei Electric Railway Company, Ltd.	13,294
18,342	Kforce, Inc.	409,027
4,300	KITZ Corporation	19,244
2,900	KONE Oyj	127,466
900	Koninklijke Boskalis Westminster NV	35,454
29,210	Korn/Ferry International	899,960
3,591	Landstar System, Inc.	206,159
1,901	Lincoln Electric Holdings, Inc.	101,209
3,750	Lockheed Martin Corporation	791,250
14,135	Manpower, Inc.	1,079,207
32,300	Masco Corporation	852,397
17,218	McGrath Rentcorp	420,291
31,330	Meritor, Inc.[f]	213,984
7,767	Middleby Corporation[f]	701,826
1,700	MIRAIT Holdings Corporation	13,243
2,000	Mitsuboshi Belting, Ltd.	14,781
8,876	MSA Safety, Inc.	379,893
30,668	Navigant Consulting, Inc.[f]	484,248
10,234	Nielsen Holdings plc	492,869
1,800	Nikkon Holdings Company, Ltd.	32,500
3,000	Nippon Express Company, Ltd.	14,053
3,100	Nitto Kogyo Corporation	51,336
4,908	Nordson Corporation	296,590
3,300	Norfolk Southern Corporation	232,650
2,330	Northrop Grumman Corporation	431,190
1,000	Obayashi Corporation	9,021
6,976	Old Dominion Freight Line, Inc.[f]	382,494
23,890	On Assignment, Inc.[f]	923,349
24,384	Oshkosh Corporation	802,965
21,786	PGT, Inc.[f]	213,503
9,300	PowerSecure International, Inc.[f]	102,114
37,609	Progressive Waste Solutions, Ltd.	1,059,446
22,208	Proto Labs, Inc.[f]	1,221,218
5,610	Quanex Building Products Corporation	103,841
200	Randstad Holding NV	10,896
33,500	Raven Industries, Inc.	502,835
1,148	RBC Bearings, Inc.[f]	68,111
8,020	Resources Connection, Inc.	121,182
4,610	Rexnord Corporation[f]	75,466
252	Rieter Holding AG	46,712
27,842	Ritchie Brothers Auctioneers, Inc.	637,025
2,900	Rockwell Automation, Inc.	277,153
8,360	Rockwell Collins, Inc.	676,157
6,104	Roper Industries, Inc.	1,072,290
1,785	Ryder System, Inc.	94,908
539	Saft Groupe SA	14,089
14,698	Saia, Inc.[f]	314,390
6,200	SIG plc	11,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Industrials (3.8%) - continued
67,491	Southwest Airlines Company	$2,539,011
8,150	Spirit Aerosystems Holdings, Inc.[f]	345,560
2,877	Stericycle, Inc.[f]	346,247
18,625	Swift Transportation Company[f]	303,774
14,594	Tennant Company	789,681
2,500	Tetra Tech, Inc.	66,225
6,218	Textron, Inc.	212,780
200	Thales SA	15,223
3,000	Toppan Printing Company, Ltd.	26,106
11,640	Toro Company	867,413
24,400	TransUnion[f]	603,656
400	Travis Perkins plc	10,466
4,709	Triumph Group, Inc.	120,080
2,460	TrueBlue, Inc.[f]	56,186
10,769	Tyco International plc	370,346
1,530	UniFirst Corporation	161,109
4,220	United Continental Holdings, Inc.[f]	203,742
10,200	United Parcel Service, Inc.	950,640
10,228	United Rentals, Inc.[f]	490,024
9,408	Universal Forest Products, Inc.	648,117
13,179	Universal Truckload Services, Inc.	170,141
200	Vestas Wind Systems AS	13,087
7,670	WABCO Holdings, Inc.[f]	687,616
16,887	WageWorks, Inc.[f]	755,524
27,211	Waste Connections, Inc.	1,631,844
2,525	Watsco, Inc.	293,430
6,410	Wesco Aircraft Holdings, Inc.[f]	72,369
7,180	West Corporation	130,030
3,920	Xylem, Inc.	140,924
4,310	YRC Worldwide, Inc.[f]	44,565
400	Yuasa Trading Company, Ltd.	9,006

	Total	68,477,508

Information Technology (6.0%)
19,764	A10 Networks, Inc.[f]	117,003
2,540	Accenture plc	268,072
45,955	ACI Worldwide, Inc.[f]	822,594
6,779	Advanced Energy Industries, Inc.[f]	190,354
29,060	Agilent Technologies, Inc.	1,094,109
17,510	Akamai Technologies, Inc.[f]	798,806
20,850	Alibaba Group Holding, Ltd. ADR[f]	1,397,575
5,970	Alliance Data Systems Corporation[f]	1,192,746
3,032	Alphabet, Inc., Class Af	2,308,413
4,104	Alphabet, Inc., Class Cf	3,049,067
15,657	Ambarella, Inc.[f]	621,270
20,350	Amkor Technology, Inc.[f]	124,949
36,708	Amphenol Corporation	1,819,616
300	AMS AG	8,284
4,370	Analog Devices, Inc.	235,368
8,355	ANSYS, Inc.[f]	736,827
51,284	Apple, Inc.	4,991,985
62,838	Applied Materials, Inc.	1,109,091
23,390	Arista Networks, Inc.[f]	1,404,102
22,506	Aspen Technology, Inc.[f]	730,095
160	AtoS	12,648
4,400	AVG Technologies NVf	83,028
9,530	Avnet, Inc.	380,438
11,820	AVX Corporation	135,694
16,860	Belden, Inc.	720,259
3,170	Benchmark Electronics, Inc.[f]	66,570
3,540	Black Knight Financial Services, Inc.[f]	106,802
45,560	Booz Allen Hamilton Holding Corporation	1,288,892
20,730	Broadridge Financial Solutions, Inc.	1,110,299
128,134	Brocade Communications Systems, Inc.	1,022,509

Shares	Common Stock (32.6%)	Value

Information Technology (6.0%) - continued
39,179	Brooks Automation, Inc.	$373,376
12,215	Cabot Microelectronics Corporation[f]	496,418
10,918	CACI International, Inc.[f]	906,958
3,600	Cadence Design Systems, Inc.[f]	70,416
1,700	Canon, Inc.	47,502
11,629	Cardtronics, Inc.[f]	358,289
14,703	Cavium, Inc.[f]	849,392
3,790	CDK Global, Inc.	166,950
12,630	CDW Corporation	485,623
2,350	Check Point Software Technologies, Ltd.[f]	185,203
30,070	Ciena Corporation[f]	534,344
11,300	Cirrus Logic, Inc.[f]	392,336
147,660	Cisco Systems, Inc.	3,512,831
31,119	Cognex Corporation	1,003,588
8,600	Cognizant Technology Solutions Corporation[f]	544,466
7,390	Coherent, Inc.[f]	571,025
3,800	Comtech Telecommunications Corporation	74,176
14,570	Convergys Corporation	356,091
32,450	CoreLogic, Inc.[f]	1,158,465
1,931	Cornerstone OnDemand, Inc.[f]	59,262
34,476	Criteo SA ADR[f]	1,019,800
5,480	Cvent, Inc.[f]	144,727
21,252	Demandware, Inc.[f]	901,722
1,300	Dialog Semiconductor plc[f]	39,771
7,790	DSP Group, Inc.[f]	74,550
5,765	DST Systems, Inc.	607,689
20,450	eBay, Inc.[f]	479,757
22,193	Electro Rent Corporation	193,967
62,450	EMC Corporation	1,546,886
19,130	Envestnet, Inc.[f]	448,599
7,370	EVERTEC, Inc.	101,264
6,050	ExlService Holdings, Inc.[f]	264,143
7,466	F5 Networks, Inc.[f]	700,161
20,820	Fabrinet[f]	518,626
54,580	Facebook, Inc.[f]	6,124,422
13,678	FEI Company	990,971
1,520	FleetCor Technologies, Inc.[f]	186,717
31,450	FLIR Systems, Inc.	919,598
30,174	Fortinet, Inc.[f]	849,096
5,900	FUJIFILM Holdings NPV	227,963
4,057	Gartner, Inc.[f]	356,570
23,750	Glu Mobile, Inc.[f]	52,487
37,332	Guidewire Software, Inc.[f]	2,054,753
12,310	Harmonic, Inc.[f]	40,623
2,000	Hitachi Kokusai Electric, Inc.	24,081
900	Hoya Corporation	34,742
4,645	IAC/InterActiveCorporation	241,261
800	IBIDEN Company, Ltd.	11,269
13,220	Imperva, Inc.[f]	681,623
35,280	Intel Corporation	1,094,386
1,000	IT Holdings Corporation	22,067
700	ITOCHU Techno-Solutions Corporation	11,367
34,704	Ixia[f]	332,117
28,491	Juniper Networks, Inc.	672,388
400	Kyocera Corporation	16,680
1,230	Leidos Holdings, Inc.	56,728
4,300	Liberty Tripadvisor Holdings, Inc.[f]	96,019
5,120	Littelfuse, Inc.	521,728
1,070	LogMeIn, Inc.[f]	55,897
7,748	Manhattan Associates, Inc.[f]	446,672
15,525	Marvell Technology Group, Ltd.	137,396
9,420	MasterCard, Inc.	838,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Information Technology (6.0%) - continued
16,469	Maxim Integrated Products, Inc.	$550,065
28,130	Mentor Graphics Corporation	488,899
10,145	Methode Electronics, Inc.	264,379
44,740	Microsemi Corporation[f]	1,418,258
114,940	Microsoft Corporation	6,332,045
21,296	Monolithic Power Systems, Inc.	1,332,491
900	Morningstar, Inc.	72,369
26,900	Nanometrics, Inc.[f]	380,097
31,120	National Instruments Corporation	886,920
2,400	NEC Networks & System Integration Corporation	39,715
2,160	NetScout Systems, Inc.[f]	46,548
12,871	Newport Corporation[f]	196,025
10,456	Nice Systems, Ltd. ADR	632,902
800	NS Solutions Corporation	18,137
115,787	NVIDIA Corporation	3,391,401
8,814	NXP Semiconductors NVf	659,111
13,310	ON Semiconductor Corporation[f]	113,934
29,800	Oracle Corporation	1,082,038
6,706	Palo Alto Networks, Inc.[f]	1,002,480
45,530	Pandora Media, Inc.[f]	442,552
17,600	Paylocity Holding Corporation[f]	547,712
53,669	PayPal Holdings, Inc.[f]	1,939,598
12,530	Plantronics, Inc.	561,720
35,529	Progress Software Corporation[f]	919,846
27,832	Proofpoint, Inc.[f]	1,401,620
10,460	PTC, Inc.[f]	309,721
16,895	QLIK Technologies, Inc.[f]	423,051
2,830	Rackspace Hosting, Inc.[f]	57,194
9,190	RealPage, Inc.[f]	177,275
14,870	Red Hat, Inc.[f]	1,041,643
14,100	Ruckus Wireless, Inc.[f]	118,581
48,880	Salesforce.com, Inc.[f]	3,326,773
900	SAP SE	71,716
2,300	ScanSource, Inc.[f]	72,174
8,842	ServiceNow, Inc.[f]	550,061
3,500	Shinko Electric Industries Company, Ltd.	21,425
19,020	ShoreTel, Inc.[f]	156,154
6,950	Symantec Corporation	137,888
11,714	Synopsys, Inc.[f]	502,531
200	TDK Corporation	10,986
1,840	Tech Data Corporation[f]	114,816
74,476	Teradyne, Inc.	1,447,069
7,480	Tessera Technologies, Inc.	215,574
20,330	Texas Instruments, Inc.	1,076,067
4,529	Tyler Technologies, Inc.[f]	711,325
9,437	Ultimate Software Group, Inc.[f]	1,657,420
14,630	Ultra Clean Holdings, Inc.[f]	75,491
8,750	Vantiv, Inc.[f]	411,687
58,274	Virtusa Corporation[f]	2,606,013
39,160	Visa, Inc.	2,917,028
12,860	Web.com Group, Inc.[f]	242,154
14,110	Xerox Corporation	137,572
15,840	Xilinx, Inc.	796,277

	Total	108,340,650

Materials (1.4%)
13,975	Agnico Eagle Mines, Ltd.	411,424
10,856	Albemarle Corporation	571,460
73,189	Alcoa, Inc.	533,548
5,740	Allegheny Technologies, Inc.	53,841
9,313	American Vanguard Corporation	104,864
200	Aurubis AG	8,154
8,398	Avery Dennison Corporation	511,354
13,371	Axalta Coating Systems, Ltd.[f]	318,364

Shares	Common Stock (32.6%)	Value

Materials (1.4%) - continued
8,732	Balchem Corporation	$490,214
11,682	Ball Corporation	780,708
77,908	Barrick Gold Corporation	772,068
3,690	Berry Plastics Group, Inc.[f]	114,759
4,700	BHP Billiton plc	45,638
13,000	BHP Billiton, Ltd.	142,765
3,800	BillerudKorsnas AB	60,553
2,630	Boise Cascade Company[f]	54,336
4,300	Boral, Ltd.	17,255
1,100	Buzzi Unicem SPA	16,669
2,040	Carpenter Technology Corporation	56,630
7,020	Celanese Corporation	446,963
10,743	CF Industries Holdings, Inc.	322,290
48,340	Chemtura Corporation[f]	1,268,442
3,706	Clearwater Paper Corporation[f]	145,127
39,229	Crown Holdings, Inc.[f]	1,799,827
6,200	Daicel Corporation	91,209
12,510	Dow Chemical Company	525,420
2,841	Eagle Materials, Inc.	152,107
5,350	Eastman Chemical Company	327,473
54,109	Eldorado Gold Corporation	121,204
300	Evonik Industries AG	9,262
19,522	FMC Corporation	697,326
60,509	Freeport-McMoRan, Inc.	278,341
53,053	Goldcorp, Inc.	601,621
12,560	Graphic Packaging Holding Company	142,682
1,200	Hexpol AB	10,649
600	Holmen AB	17,196
2,870	Innophos Holdings, Inc.	76,658
9,389	Innospec, Inc.	468,042
35,822	International Paper Company	1,225,471
800	JFE Holdings, Inc.	10,845
3,780	KapStone Paper and Packaging Corporation	55,868
93,384	Kinross Gold Corporation[f]	153,150
3,270	Koppers Holdings, Inc.[f]	55,361
200	LafargeHolcim, Ltd.	8,418
3,618	Martin Marietta Materials, Inc.	454,348
4,963	Minerals Technologies, Inc.	203,433
2,000	Mitsubishi Chemical Holdings Corporation	11,154
26,140	Mosaic Company	629,974
25,695	Myers Industries, Inc.	292,666
43,128	Newmont Mining Corporation	860,835
1,800	Nippon Steel & Sumitomo Metal Corporation	32,264
1,200	Novozymes AS	50,087
8,800	Nucor Corporation	343,816
3,000	Oji Holdings Corporation	12,116
21,250	Olin Corporation	359,975
41,797	Owens-Illinois, Inc.[f]	540,853
21,296	Packaging Corporation of America	1,082,476
48,903	PolyOne Corporation	1,323,315
900	Quaker Chemical Corporation	67,509
2,190	Reliance Steel & Aluminum Company	124,699
800	Rio Tinto plc	19,618
300	Rio Tinto, Ltd.	8,472
5,036	Royal Gold, Inc.	150,022
4,550	RPM International, Inc.	178,587
6,810	Schnitzer Steel Industries, Inc.	91,594
6,400	Scotts Miracle-Gro Company	439,552
15,470	Sealed Air Corporation	626,999
23,717	Silver Wheaton Corporation	278,912
16,730	Sonoco Products Company	661,002
55,689	Steel Dynamics, Inc.	1,021,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (32.6%)	Value

Materials (1.4%) - continued
2,000	Sumitomo Seika Chemicals Company, Ltd.	$11,586
41,420	Teck Resources, Ltd.	154,497
2,000	Tosoh Corporation	9,678
2,700	UPM-Kymmene Oyj	44,001
7,619	Vulcan Materials Company	671,996
1,450	Westlake Chemical Corporation	65,946
21,327	Westrock Company	752,417
2,250	Worthington Industries, Inc.	68,827
78,423	Yamana Gold, Inc.	133,319
2,740	Yara International ASA	103,873

	Total	25,957,867

Telecommunications Services (0.2%)
33,770	Cincinnati Bell, Inc.[f]	109,415
3,400	Elisa Oyj	123,144
3,000	Freenet AG	93,293
6,110	IDT Corporation	77,597
46,237	KCOM Group plc	76,425
6,869	Level 3 Communications, Inc.[f]	335,276
6,020	Lumos Networks Corporation[f]	69,712
800	NTT DOCOMO, Inc.	17,743
7,800	Orange SA	138,493
42,000	ORBCOMM, Inc.[f]	306,600
1,500	Proximus SA	51,851
13,485	SBA Communications Corporation[f]	1,338,791
2,800	TeliaSonera AB	13,224
12,800	Telstra Corporation, Ltd.	51,576
20,653	Verizon Communications, Inc.	1,032,030
45,740	Vonage Holdings Corporation[f]	234,646

	Total	4,069,816

Utilities (0.8%)
28,700	A2A SPA	34,414
23,970	AES Corporation	227,715
2,500	Ameren Corporation	112,300
13,400	American Electric Power Company, Inc.	816,998
11,450	American States Water Company	519,830
30,800	American Water Works Company, Inc.	1,999,228
8,510	Aqua America, Inc.	268,320
7,040	Artesian Resources Corporation	213,382
35,200	Atlantic Power Corporation	65,824
1,310	Atmos Energy Corporation	90,678
13,850	California Water Service Group	347,497
1,240	Chesapeake Utilities Corporation	78,083
3,500	CLP Holdings, Ltd.	29,400
7,900	Edison International, Inc.	488,220
25,000	Electricidade de Portugal SA	87,301
7,367	FirstEnergy Corporation	243,553
12,209	Laclede Group, Inc.	780,643
20,520	MDU Resources Group, Inc.	346,378
3,000	Middlesex Water Company	87,000
3,570	New Jersey Resources Corporation	125,735
4,240	NRG Yield, Inc.	56,138
2,090	OGE Energy Corporation	54,821
8,730	Otter Tail Corporation	243,043
10,250	Pacific Ethanol, Inc.[f]	35,773
30,770	PG&E Corporation	1,689,581
7,603	PNM Resources, Inc.	238,810
17,470	Public Service Enterprise Group, Inc.	721,511
24,950	Questar Corporation	508,730
14,100	Redes Energeticas Nacionais SGPS SA	42,384
8,520	Renewable Energy Group, Inc.[f]	59,044
400	Severn Trent plc	12,552

Shares	Common Stock (32.6%)	Value

Utilities (0.8%) - continued
17,700	Southern Company	$865,884
11,376	Southwest Gas Corporation	669,250
52,705	Talen Energy Corporation[f]	376,841
2,000	Toho Gas Company, Ltd.	13,154
14,290	UGI Corporation	485,860
6,300	United Utilities Group plc	86,195
12,550	Vectren Corporation	525,092
3,680	WEC Energy Group, Inc.	203,246
5,810	Westar Energy, Inc.	253,084

	Total	14,103,492

	Total Common Stock (cost $609,577,439)	585,891,300

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Asset-Backed Securities (0.6%)
	Access Group, Inc.
184,962	0.927%, 2/25/2036[h,i]	180,088
	Ares CLO, Ltd.
450,000	1.911%, 10/12/2023*,i	448,154
	BA Credit Card Trust
250,000	0.806%, 6/15/2021[i]	249,597
	Betony CLO, Ltd.
125,000	2.132%, 4/15/2027*,i	123,726
	Capital One Multi-Asset Execution Trust
500,000	0.806%, 1/18/2022[i]	497,681
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,350
150,000	1.620%, 7/15/2020	151,109
	Chesapeake Funding, LLC
93,998	0.872%, 1/7/2025[h,i]	93,960
	Countrywide Asset-Backed Certificates
140,601	5.530%, 4/25/2047	153,238
	DRB Prime Student Loan Trust
482,753	3.200%, 1/25/2040*	478,364
	Edlinc Student Loan Funding Trust
130,364	3.360%, 10/1/2025*,i	130,381
	Enterprise Fleet Financing, LLC
35,341	1.060%, 3/20/2019[h]	35,299
234,960	0.870%, 9/20/2019[h]	234,277
	FirstEnergy Ohio PIRB Special Purpose Trust
56,275	0.679%, 1/15/2019	56,187
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[h]	177,335
	Golden Credit Card Trust
250,000	0.856%, 9/15/2018[h,i]	249,950
	GoldenTree Loan Opportunities IX, Ltd.
150,000	2.128%, 10/29/2026*,i	148,448
	Golub Capital Partners CLO 23M, Ltd.
400,000	1.771%, 5/5/2027*,i	395,288
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	413,007
400,000	3.246%, 12/15/2047	407,739
	Morgan Stanley Capital, Inc.
513,105	0.577%, 2/25/2037[i]	272,853
	OZLM VIII, Ltd.
140,000	2.060%, 10/17/2026*,i	138,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Asset-Backed Securities (0.6%) - continued
	Pretium Mortgage Credit Partners, LLC
$873,950	4.375%, 11/27/2030*	$872,645
	Race Point IX CLO, Ltd.
325,000	2.132%, 4/15/2027*,i	323,273
	Renaissance Home Equity Loan Trust
2,299,507	5.746%, 5/25/2036[j]	1,536,894
1,774,140	6.011%, 5/25/2036[j]	1,203,536
	SLM Student Loan Trust
346,354	1.026%, 8/15/2022[h,i]	345,601
130,932	1.019%, 4/25/2023[h,i]	130,708
200,000	1.476%, 5/17/2027[h,i]	198,219
	Vericrest Opportunity Loan Transferee
567,505	3.375%, 10/25/2058*,j	558,663
	Volvo Financial Equipment, LLC
41,028	0.740%, 3/15/2017[h]	41,014
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	299,908
	World Omni Master Owner Trust
240,000	0.776%, 2/15/2018[h,i]	239,984

	Total	10,961,803

Basic Materials (0.1%)
	Albemarle Corporation
40,000	3.000%, 12/1/2019	39,712
	ArcelorMittal SA
275,000	6.500%, 3/1/2021[k]	223,437
	Freeport-McMoRan, Inc.
78,000	3.875%, 3/15/2023	31,980
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[h]	89,980
	Glencore Funding, LLC
65,000	1.680%, 4/16/2018[h,i]	52,997
	Sappi Papier Holding GmbH
235,000	6.625%, 4/15/2021[h]	238,525
	Xstrata Finance Canada, Ltd.
96,000	2.700%, 10/25/2017[h]	86,155
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	107,714

	Total	870,500

Capital Goods (0.2%)
	Ball Corporation
175,000	4.375%, 12/15/2020	181,289
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[h]	260,100
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	272,250
	General Electric Company
229,000	5.000%, 12/29/2049[l]	235,297
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[h]	413,000
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	142,838
	Lockheed Martin Corporation
149,000	2.500%, 11/23/2020	150,185
168,000	4.500%, 5/15/2036	174,218
	Martin Marietta Materials, Inc.
90,000	1.703%, 6/30/2017[i]	89,427
	Northrop Grumman Corporation
120,000	3.850%, 4/15/2045	112,138

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Capital Goods (0.2%) - continued
	Owens-Brockway Glass Container, Inc.
$185,000	5.000%, 1/15/2022[h]	$177,600
	Pentair Finance SA
105,000	2.900%, 9/15/2018	104,698
55,000	3.625%, 9/15/2020	55,839
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	273,495
	Roper Industries, Inc.
229,000	2.050%, 10/1/2018	228,848
	Textron, Inc.
60,000	5.600%, 12/1/2017	63,755
150,000	7.250%, 10/1/2019	172,206
70,000	5.950%, 9/21/2021	79,603
	United Rentals North America, Inc.
275,000	5.500%, 7/15/2025	245,437
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	34,809

	Total	3,467,032

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
140,000	2.051%, 10/17/2026*,i	138,547
	Apidos CLO XVIII
135,000	2.033%, 7/22/2026*,i	134,020
	Babson CLO, Ltd.
140,000	2.010%, 10/17/2026*,i	138,013
	BCAP, LLC Trust
421,999	0.607%, 3/25/2037[i]	352,032
	Birchwood Park CLO, Ltd.
140,000	2.062%, 7/15/2026*,i	138,585
	BlueMountain CLO, Ltd.
140,000	2.102%, 10/15/2026*,i	138,827
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.920%, 7/20/2023*,i	149,473
150,000	2.122%, 10/15/2026*,i	148,969
	Cent CLO 16, LP
140,000	1.579%, 8/1/2024*,i	139,544
	Cent CLO 22, Ltd.
150,000	1.824%, 11/7/2026*,i	148,227
	Citigroup Mortgage Loan Trust, Inc.
220,690	5.500%, 11/25/2035	210,452
	CitiMortgage Alternative Loan Trust
717,117	5.750%, 4/25/2037	612,936
	Countrywide Alternative Loan Trust
188,601	2.597%, 10/25/2035	165,453
129,644	6.500%, 8/25/2036	97,033
144,406	6.000%, 1/25/2037	132,436
642,868	5.500%, 5/25/2037	545,070
573,848	7.000%, 10/25/2037	413,818
	Countrywide Home Loans, Inc.
253,986	5.750%, 4/25/2037	228,743
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
73,386	5.500%, 10/25/2021	70,893
197,678	6.000%, 10/25/2021	174,892
	Dryden 34 Senior Loan Fund CLO
140,000	2.052%, 10/15/2026*,i	138,549
	Federal Home Loan Mortgage Corporation
453,606	3.000%, 2/15/2033[m]	55,376
	Federal National Mortgage Association
952,351	3.500%, 1/25/2033[m]	126,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Collateralized Mortgage Obligations (0.7%) - continued
	Galaxy XX CLO, Ltd.
$450,000	2.074%, 7/20/2027*,i	$444,569
	J.P. Morgan Mortgage Trust
408,700	3.140%, 10/25/2036	366,355
571,070	0.807%, 1/25/2037[i]	346,936
655,910	6.250%, 8/25/2037	505,335
	Limerock CLO III, LLC
450,000	2.154%, 10/20/2026*,i	447,009
	Madison Park Funding XIV CLO, Ltd.
150,000	2.074%, 7/20/2026*,i	148,647
	Madison Park Funding, Ltd.
400,000	1.652%, 8/15/2022*,i	398,381
	Magnetite XII, Ltd.
450,000	2.122%, 4/15/2027*,i	445,294
	MASTR Alternative Loans Trust
176,046	6.500%, 7/25/2034	179,745
347,557	0.877%, 12/25/2035[i]	171,734
	Merrill Lynch Alternative Note Asset Trust
168,056	6.000%, 3/25/2037	150,498
	Mountain View CLO, Ltd.
450,000	2.082%, 7/15/2027*,i	440,997
	Neuberger Berman CLO, Ltd.
100,000	1.804%, 8/4/2025*,i	98,855
	NZCG Funding CLO, Ltd.
450,000	2.171%, 4/27/2027*,i	446,011
	Octagon Investment Partners XX CLO, Ltd.
140,000	1.796%, 8/12/2026*,i	138,208
	OHA Loan Funding, Ltd.
450,000	2.154%, 10/20/2026*,i	443,055
	Residential Asset Securitization Trust
567,693	0.807%, 8/25/2037[i]	167,679
	Sequoia Mortgage Trust
391,504	3.463%, 9/20/2046	313,122
	Shackleton VII CLO, Ltd.
450,000	2.162%, 4/15/2027*,i	448,175
	Symphony CLO VIII, Ltd.
136,084	1.717%, 1/9/2023*,i	135,626
	Symphony CLO XV, Ltd.
450,000	2.070%, 10/17/2026*,i	438,378
	TBW Mortgage-Backed Trust
1,342,904	5.965%, 7/25/2037	915,770
	Voya CLO 3, Ltd.
140,000	2.039%, 7/25/2026*,i	138,561
	WaMu Mortgage Pass Through Certificates
115,248	2.409%, 9/25/2036	103,716
235,489	2.436%, 10/25/2036	207,166
	Washington Mutual Mortgage Pass Through Certificates
621,697	1.035%, 2/25/2047[i]	439,146

	Total	13,077,021

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
360,000	1.474%, 6/8/2030[h,i]	359,355
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,329,168
	Credit Suisse Mortgage Capital Certificates
825,000	5.509%, 9/15/2039	837,885

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Commercial Mortgage-Backed Securities (0.6%) - continued
	Federal National Mortgage Association
$186,836	1.272%, 1/25/2017	$186,842
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	932,300
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047	731,773
475,000	3.506%, 10/10/2048	484,838
700,000	3.734%, 11/10/2048	730,299
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.376%, 12/15/2028[h,i]	299,960
750,000	5.889%, 2/12/2049	771,465
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	329,246
475,000	3.598%, 11/15/2048	486,707
	Morgan Stanley Bank of America Merrill Lynch Trust
450,000	3.635%, 10/15/2028	465,459
650,000	3.753%, 12/15/2047	678,413
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	461,135
	SCG Trust
150,000	1.826%, 11/15/2026[h,i]	150,236
	UBS Commercial Mortgage Trust
600,000	3.400%, 5/10/2045	621,160
	WFRBS Commercial Mortgage Trust
450,000	2.870%, 11/15/2045	455,805

	Total	10,312,046

Communications Services (0.5%)
	21st Century Fox America, Inc.
270,000	6.900%, 3/1/2019	307,364
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	273,625
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	97,939
	American Tower Corporation
20,000	2.800%, 6/1/2020	19,812
210,000	3.300%, 2/15/2021	210,849
225,000	3.450%, 9/15/2021	225,514
	AT&T, Inc.
60,000	1.533%, 6/30/2020[i]	59,442
112,000	3.875%, 8/15/2021	117,157
95,000	3.000%, 6/30/2022	93,176
125,000	5.550%, 8/15/2041	123,248
95,000	4.750%, 5/15/2046	84,235
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[h]	110,187
	CBS Corporation
81,000	4.000%, 1/15/2026	79,316
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	286,000
	CCO Safari II, LLC
167,000	6.834%, 10/23/2055[h]	166,266
113,000	3.579%, 7/23/2020[h]	113,637
58,000	4.908%, 7/23/2025[h]	58,058
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	204,620
	Clear Channel Worldwide Holdings, Inc.
185,000	6.500%, 11/15/2022	171,356

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Communications Services (0.5%) - continued
	Columbus International, Inc.
$150,000	7.375%, 3/30/2021[h]	$150,375
	Comcast Corporation
360,000	4.400%, 8/15/2035	362,350
58,000	4.650%, 7/15/2042	59,180
253,000	4.750%, 3/1/2044	259,216
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[h]	79,784
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021[e]	197,141
245,000	5.250%, 1/15/2023	260,925
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[h]	45,897
	Digicel, Ltd.
275,000	6.000%, 4/15/2021*	239,594
	DIRECTV Holdings, LLC
65,000	5.875%, 10/1/2019	71,905
294,000	6.350%, 3/15/2040	308,340
170,000	5.150%, 3/15/2042	155,324
	FairPoint Communications, Inc.
200,000	8.750%, 8/15/2019[h]	193,000
	Frontier Communications Corporation
180,000	8.875%, 9/15/2020[h]	180,675
	Hughes Satellite Systems Corporation
247,000	6.500%, 6/15/2019	270,465
	Level 3 Communications, Inc.
120,000	5.375%, 1/15/2024[h]	121,200
	McGraw Hill Financial, Inc.
168,000	3.300%, 8/14/2020	172,156
	Numericable-SFR
275,000	6.000%, 5/15/2022[h]	270,875
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[h]	134,440
	Sprint Corporation
265,000	7.625%, 2/15/2025	181,028
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	98,681
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	195,499
	Time Warner, Inc.
368,000	3.600%, 7/15/2025	357,237
95,000	6.250%, 3/29/2041	100,647
	T-Mobile USA, Inc.
275,000	6.125%, 1/15/2022	279,813
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[h]	172,521
	Univision Communications, Inc.
185,000	5.125%, 5/15/2023[h]	179,450
	UPCB Finance V, Ltd.
247,500	7.250%, 11/15/2021[h]	262,350
	Verizon Communications, Inc.
210,000	4.672%, 3/15/2055	176,571
130,000	1.296%, 6/17/2019[i]	128,835
440,000	3.000%, 11/1/2021	442,760
378,000	5.150%, 9/15/2023	418,181
20,000	5.050%, 3/15/2034	19,502
117,000	4.272%, 1/15/2036	104,431
128,000	4.522%, 9/15/2048	112,143

	Total	9,564,292

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Consumer Cyclical (0.3%)
	Automatic Data Processing, Inc.
$40,000	3.375%, 9/15/2025	$41,482
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	270,187
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,287
320,000	4.875%, 7/20/2035	332,197
72,000	6.125%, 9/15/2039	85,849
	Delphi Automotive plc
210,000	3.150%, 11/19/2020	210,159
	Ford Motor Company
56,000	7.450%, 7/16/2031	68,090
	Ford Motor Credit Company, LLC
470,000	5.000%, 5/15/2018	492,731
200,000	2.943%, 1/8/2019	200,434
95,000	2.597%, 11/4/2019	93,419
	General Motors Company
230,000	6.250%, 10/2/2043	231,056
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	275,785
126,000	3.700%, 11/24/2020	125,486
135,000	4.300%, 7/13/2025	128,410
	Hilton Worldwide Finance, LLC
275,000	5.625%, 10/15/2021	283,250
	Home Depot, Inc.
64,000	2.625%, 6/1/2022	64,721
	Hyundai Capital America
126,000	2.400%, 10/30/2018[h]	126,205
126,000	3.000%, 10/30/2020[h]	127,007
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[h]	270,875
	KB Home
140,000	4.750%, 5/15/2019	134,400
	L Brands, Inc.
275,000	5.625%, 2/15/2022	295,556
	Lennar Corporation
275,000	4.125%, 12/1/2018	277,750
275,000	4.875%, 12/15/2023	269,500
	Macy’s Retail Holdings, Inc.
40,000	4.375%, 9/1/2023	39,394
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	126,775
	MGM Resorts International
275,000	6.000%, 3/15/2023	274,141
	Six Flags Entertainment Corporation
185,000	5.250%, 1/15/2021[h]	188,385
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	46,200
74,000	4.000%, 12/31/2018	75,480

	Total	5,195,211

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
110,000	2.500%, 5/14/2020	109,182
80,000	3.600%, 5/14/2025	80,049
	Actavis Funding SCS
95,000	4.550%, 3/15/2035	93,592
95,000	4.850%, 6/15/2044	95,447
	Altria Group, Inc.
340,000	2.850%, 8/9/2022	341,088
	Amgen, Inc.
55,000	2.125%, 5/1/2020	54,484
130,000	2.700%, 5/1/2022	128,431
125,000	3.125%, 5/1/2025	121,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Consumer Non-Cyclical (0.5%) - continued
	Anheuser-Busch Inbev Finance, Inc.
$90,000	1.879%, 2/1/2021[i]	$90,575
126,000	3.650%, 2/1/2026	127,699
420,000	4.700%, 2/1/2036	425,509
	B&G Foods, Inc.
200,000	4.625%, 6/1/2021	199,500
	BAT International Finance plc
80,000	1.022%, 6/15/2018[h,i]	79,524
	Baxter International, Inc.
60,000	5.375%, 6/1/2018	64,463
	Becton, Dickinson and Company
205,000	6.375%, 8/1/2019	231,949
	Biogen, Inc.
75,000	3.625%, 9/15/2022	77,030
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	83,671
125,000	4.125%, 10/1/2023	128,643
125,000	3.850%, 5/15/2025	124,224
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	125,722
120,000	3.500%, 11/24/2020	121,866
	Cardinal Health, Inc.
45,000	1.950%, 6/15/2018	44,871
48,000	4.900%, 9/15/2045	49,134
	Celgene Corporation
180,000	2.875%, 8/15/2020	181,469
40,000	3.550%, 8/15/2022	40,577
180,000	5.000%, 8/15/2045	179,533
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021[e,h]	407,000
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	262,625
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,422
	Cigna Corporation
95,000	5.375%, 2/15/2042	102,262
	EMD Finance, LLC
85,000	0.876%, 3/17/2017[h,i]	84,775
96,000	2.950%, 3/19/2022[h]	94,983
	Forest Laboratories, Inc.
150,000	4.375%, 2/1/2019[h]	158,202
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[h]	297,687
	Gilead Sciences, Inc.
45,000	2.550%, 9/1/2020	45,565
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,020
	H. J. Heinz Company
125,000	3.500%, 7/15/2022[h]	127,240
	HCA, Inc.
275,000	3.750%, 3/15/2019	277,062
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[h]	172,261
	JBS USA, LLC
275,000	5.750%, 6/15/2025[h]	210,375
	Kraft Foods Group, Inc.
125,000	5.000%, 6/4/2042	127,470
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,093
	McKesson Corporation
168,000	3.796%, 3/15/2024	170,221
75,000	4.883%, 3/15/2044	75,362

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Consumer Non-Cyclical (0.5%) - continued
	Mead Johnson Nutrition Company
$84,000	3.000%, 11/15/2020	$85,262
	Medco Health Solutions, Inc.
51,000	7.125%, 3/15/2018	56,427
	Medtronic plc
420,000	4.375%, 3/15/2035	428,721
	Merck & Company, Inc.
65,000	0.716%, 2/10/2020[i]	64,500
30,000	3.700%, 2/10/2045	28,003
	Mondelez International, Inc.
91,000	0.849%, 2/1/2019[i]	89,464
	Mylan NV
170,000	3.000%, 12/15/2018[h]	170,340
65,000	3.750%, 12/15/2020[h]	65,736
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017	90,917
257,000	5.700%, 8/15/2035	281,542
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[h]	134,273
	SABMiller Holdings, Inc.
64,000	3.750%, 1/15/2022[h]	66,337
	Safeway, Inc.
4,000	3.400%, 12/1/2016	3,950
	Spectrum Brands Escrow Corporation
120,000	6.375%, 11/15/2020	126,600
	Spectrum Brands, Inc.
120,000	5.750%, 7/15/2025[h]	123,000
	Tenet Healthcare Corporation
275,000	8.125%, 4/1/2022	275,687
	Teva Pharmaceutical Finance Company BV
126,000	2.950%, 12/18/2022	122,761
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	184,537
	UnitedHealth Group, Inc.
130,000	4.625%, 7/15/2035	138,329

	Total	8,862,631

Energy (0.3%)
	Anadarko Petroleum Corporation
170,000	6.200%, 3/15/2040	128,774
	Boardwalk Pipelines, Ltd.
102,000	5.875%, 11/15/2016	102,062
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	160,971
110,000	3.535%, 11/4/2024	105,645
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	103,583
	Cameron International Corporation
100,000	4.000%, 12/15/2023	99,623
100,000	3.700%, 6/15/2024	97,546
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	156,227
65,000	6.250%, 3/15/2038	47,261
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	107,593
	CNPC General Capital, Ltd.
72,000	2.750%, 4/19/2017[h]	72,912
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018[h]	160,151
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	245,839
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	93,387

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Energy (0.3%) - continued
	Devon Energy Corporation
$130,000	3.250%, 5/15/2022	$103,363
84,000	5.850%, 12/15/2025[k]	78,456
	Enbridge Energy Partners, LP
210,000	4.375%, 10/15/2020	198,779
	Enbridge, Inc.
90,000	0.866%, 6/2/2017[i]	85,790
	Energy Transfer Partners, LP
347,000	4.650%, 6/1/2021	307,120
90,000	4.900%, 3/15/2035	62,808
	Enterprise Products Operating, LLC
105,000	5.250%, 1/31/2020	109,378
48,000	5.100%, 2/15/2045	39,936
	EQT Corporation
53,000	5.150%, 3/1/2018	53,819
55,000	8.125%, 6/1/2019	59,413
150,000	4.875%, 11/15/2021	135,475
	Halliburton Company
125,000	4.850%, 11/15/2035	115,062
	Kinder Morgan, Inc.
82,000	5.300%, 12/1/2034	62,488
85,000	5.550%, 6/1/2045	66,528
	Magellan Midstream Partners, LP
30,000	4.200%, 3/15/2045	22,392
	Marathon Oil Corporation
165,000	2.700%, 6/1/2020	126,642
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	62,911
60,000	4.750%, 9/15/2044	45,550
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[h]	156,062
	Noble Energy, Inc.
73,000	5.625%, 5/1/2021	73,000
	Petrobras International Finance Company
210,000	5.750%, 1/20/2020	165,049
	Petroleos Mexicanos
124,000	5.500%, 2/4/2019[e,h]	125,705
65,000	3.500%, 1/30/2023	55,413
76,000	2.378%, 4/15/2025	77,388
168,000	6.875%, 8/4/2026[e,h]	170,940
	Pioneer Natural Resources Company
46,000	3.450%, 1/15/2021	43,113
85,000	4.450%, 1/15/2026	77,489
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	231,082
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025	236,500
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[h]	63,578
	Shell International Finance BV
60,000	0.806%, 5/11/2020[i]	58,248
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	84,790
	Sunoco Logistics Partners Operations, LP
285,000	4.400%, 4/1/2021	265,747

	Total	5,301,588

Financials (1.1%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,458
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[h]	198,896

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.1%) - continued
	ACE INA Holdings, Inc.
$168,000	2.300%, 11/3/2020	$168,521
125,000	4.350%, 11/3/2045	130,759
	AerCap Ireland Capital, Ltd.
185,000	5.000%, 10/1/2021	185,000
	Air Lease Corporation
75,000	2.125%, 1/15/2018	73,995
33,000	2.625%, 9/4/2018	32,473
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	175,725
	American Express Credit Corporation
130,000	1.083%, 3/18/2019[i]	128,475
	American International Group, Inc.
55,000	2.300%, 7/16/2019	55,191
120,000	3.875%, 1/15/2035	98,903
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	202,451
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[h]	48,465
	Banco Santander Chile
155,000	1.517%, 4/11/2017[h,i]	154,031
	Bank of America Corporation
135,000	1.656%, 3/22/2018[i]	135,081
110,000	1.482%, 4/1/2019[i]	108,654
125,000	2.625%, 10/19/2020	123,667
425,000	3.300%, 1/11/2023	418,626
60,000	4.000%, 4/1/2024	61,180
90,000	4.000%, 1/22/2025	87,955
140,000	3.875%, 8/1/2025	141,499
63,000	5.875%, 2/7/2042	72,725
211,000	8.000%, 12/29/2049[l]	213,042
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[h]	55,623
	Barclays Bank plc
90,000	10.179%, 6/12/2021[h]	119,745
	Barclays plc
90,000	2.750%, 11/8/2019	90,272
168,000	3.650%, 3/16/2025	160,704
	BB&T Corporation
55,000	1.337%, 1/15/2020[i]	54,549
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[h]	109,109
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	112,361
	BPCE SA
96,000	5.700%, 10/22/2023[h]	99,865
140,000	4.500%, 3/15/2025[h]	133,610
	Caisse Centrale Desjardins du Quebec
75,000	1.283%, 1/29/2018[h,i]	74,812
	Capital One Financial Corporation
70,000	6.150%, 9/1/2016	71,969
90,000	2.450%, 4/24/2019	90,126
	CIT Group, Inc.
185,000	5.000%, 8/15/2022	187,086
	Citigroup, Inc.
90,000	1.390%, 4/8/2019[i]	89,188
137,000	2.650%, 10/26/2020	136,764
89,000	4.050%, 7/30/2022	90,724
235,000	4.400%, 6/10/2025	234,690
175,000	4.650%, 7/30/2045	173,290
	Citizens Bank NA
250,000	2.300%, 12/3/2018	250,967
	CoBank ACB
50,000	1.112%, 6/15/2022*,i	47,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.1%) - continued
	Compass Bank
$90,000	2.750%, 9/29/2019	$89,609
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
72,000	3.950%, 11/9/2022	73,707
	Credit Agricole SA
110,000	1.422%, 4/15/2019[h,i]	109,711
200,000	8.125%, 12/29/2049[h,l]	199,880
	Credit Suisse AG
73,000	5.400%, 1/14/2020	79,779
	Credit Suisse Group Funding, Ltd.
252,000	2.750%, 3/26/2020	250,172
168,000	3.750%, 3/26/2025	163,320
	CyrusOne, LP
275,000	6.375%, 11/15/2022	279,125
	Digital Delta Holdings, LLC
100,000	3.400%, 10/1/2020[h]	101,125
	Discover Bank
190,000	8.700%, 11/18/2019	224,672
	Discover Financial Services
72,000	6.450%, 6/12/2017	76,019
	Duke Realty, LP
30,000	3.875%, 2/15/2021	30,928
90,000	4.375%, 6/15/2022	94,275
	ERP Operating, LP
32,000	3.375%, 6/1/2025	32,548
	European Investment Bank
165,000	1.875%, 3/15/2019	167,867
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	96,270
52,000	2.875%, 7/27/2020	52,594
55,000	2.875%, 10/1/2021	55,717
	GE Capital International Funding Company
350,000	4.418%, 11/15/2035[h]	359,285
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	56,795
	Goldman Sachs Group, Inc.
180,000	1.818%, 4/30/2018[i]	180,592
95,000	1.462%, 11/15/2018[i]	94,886
242,000	5.375%, 3/15/2020	265,349
75,000	1.779%, 4/23/2020[i]	74,546
336,000	5.250%, 7/27/2021	372,720
150,000	3.500%, 1/23/2025	147,854
175,000	4.800%, 7/8/2044	173,221
64,000	5.150%, 5/22/2045	62,381
145,000	4.750%, 10/21/2045	143,515
	Hartford Financial Services Group, Inc.
219,000	5.125%, 4/15/2022	240,839
	HBOS plc
213,000	6.750%, 5/21/2018[h]	232,777
	HCP, Inc.
265,000	4.000%, 12/1/2022	267,747
60,000	3.400%, 2/1/2025	56,443
	HSBC Bank plc
180,000	1.002%, 5/15/2018[h,i]	179,336
	HSBC Holdings plc
300,000	6.375%, 12/29/2049[l]	289,083
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,281
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,429

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.1%) - continued
	Hutchison Whampoa International 14, Ltd.
$97,000	3.625%, 10/31/2024[h]	$97,906
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	201,810
	ING Bank NV
150,000	4.125%, 11/21/2023	152,164
	ING Capital Funding Trust III
90,000	4.207%, 12/29/2049[i,l]	88,875
	International Lease Finance Corporation
162,000	2.462%, 6/15/2016[i]	160,785
	Intesa Sanpaolo SPA
170,000	5.250%, 1/12/2024	180,042
	J.P. Morgan Chase & Company
116,000	6.300%, 4/23/2019	130,519
60,000	2.250%, 1/23/2020	59,508
210,000	4.500%, 1/24/2022	226,514
126,000	3.200%, 1/25/2023	125,191
120,000	3.625%, 5/13/2024	121,596
240,000	3.125%, 1/23/2025	232,733
220,000	7.900%, 4/29/2049[l]	222,062
	KeyCorp
100,000	2.900%, 9/15/2020	100,718
	Liberty Mutual Group, Inc.
178,000	4.950%, 5/1/2022[h]	192,497
	Liberty Property, LP
246,000	3.750%, 4/1/2025	241,694
	Lloyds Bank plc
85,000	1.038%, 3/16/2018[i]	84,635
	Merrill Lynch & Company, Inc.
210,000	6.050%, 5/16/2016	212,918
92,000	6.400%, 8/28/2017	98,152
	MetLife, Inc.
125,000	4.050%, 3/1/2045	112,443
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[h]	108,082
	Morgan Stanley
400,000	6.625%, 4/1/2018	436,911
120,000	1.899%, 4/25/2018[i]	120,774
75,000	1.761%, 1/27/2020[i]	74,336
65,000	4.875%, 11/1/2022	69,131
100,000	4.000%, 7/23/2025	101,986
210,000	4.350%, 9/8/2026	210,852
75,000	4.300%, 1/27/2045	70,442
210,000	5.550%, 12/29/2049[l]	207,769
	MPT Operating Partnership, LP
185,000	5.500%, 5/1/2024	182,225
	National City Corporation
87,000	6.875%, 5/15/2019	99,013
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,466
	Quicken Loans, Inc.
185,000	5.750%, 5/1/2025[h]	173,669
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,098
	Regions Bank
71,000	7.500%, 5/15/2018	78,550
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,152
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	52,050
81,000	5.000%, 6/1/2021	89,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.1%) - continued
	Reliance Standard Life Global Funding II
$85,000	2.500%, 4/24/2019[h]	$85,531
	Royal Bank of Scotland Group plc
110,000	1.543%, 3/31/2017[i]	109,507
245,000	7.500%, 12/29/2049[l]	249,287
	Santander Holdings USA, Inc.
96,000	2.650%, 4/17/2020	94,495
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	146,722
150,000	4.750%, 9/15/2025[h]	148,841
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	51,687
55,000	2.500%, 9/1/2020	55,869
140,000	2.750%, 2/1/2023	139,015
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[h]	136,863
	State Street Corporation
85,000	1.264%, 8/18/2020[i]	84,990
	Sumitomo Mitsui Banking Corporation
90,000	1.200%, 1/16/2018[i]	89,563
	Svenska Handelsbanken AB
120,000	1.016%, 6/17/2019[i]	118,801
	Synchrony Financial
50,000	1.564%, 2/3/2020[i]	49,124
310,000	3.750%, 8/15/2021	310,561
	Toronto-Dominion Bank
65,000	1.432%, 12/14/2020[i]	64,991
	UBS Group Funding Jersey, Ltd.
210,000	2.950%, 9/24/2020[h]	208,998
126,000	4.125%, 9/24/2025[h]	126,215
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,212
	USB Realty Corporation
50,000	1.769%, 12/29/2049[h,i,l]	42,500
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	110,571
	Wells Fargo & Company
75,000	1.298%, 1/30/2020[i]	74,565
170,000	2.550%, 12/7/2020	170,680
513,000	3.450%, 2/13/2023	517,931
125,000	3.000%, 2/19/2025	122,005
	Welltower, Inc.
27,000	2.250%, 3/15/2018	27,088
65,000	3.750%, 3/15/2023	64,466
55,000	4.000%, 6/1/2025	54,776

	Total	19,914,228

Foreign Government (<0.1%)
	Eksportfinans ASA
52,000	5.500%, 5/25/2016	52,539
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,568
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[h]	124,997
	United Mexican States
210,000	4.125%, 1/21/2026	210,210

	Total	463,314

Mortgage-Backed Securities (4.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 2/1/2031[e]	9,433,212

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Mortgage-Backed Securities (4.9%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$3,675,000	4.000%, 2/1/2046[e]	$3,923,211
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,250,000	3.500%, 2/1/2031[e]	3,434,557
	Federal National Mortgage Association Conventional 30-yr. Pass Through
1,000,000	3.500%, 3/1/2046[e]	1,044,824
1,000,000	4.000%, 3/1/2046[e]	1,066,082
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
475,495	1.730%, 7/1/2043[i]	486,155
293,915	2.016%, 7/1/2043[i]	303,332
295,412	2.071%, 8/1/2043[i]	305,278
36,325,000	3.500%, 2/1/2046[e]	38,042,635
19,100,000	4.000%, 2/1/2046[e]	20,405,451
9,465,000	4.500%, 2/1/2046[e]	10,288,750

	Total	88,733,487

Technology (0.2%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,428
	Apple, Inc.
60,000	0.659%, 5/6/2020[i]	59,373
294,000	3.200%, 5/13/2025	298,633
294,000	3.450%, 2/9/2045	245,301
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,729
	Cisco Systems, Inc.
80,000	0.914%, 3/1/2019[i]	79,964
	CommScope Technologies Finance, LLC
190,000	6.000%, 6/15/2025[h]	184,775
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[h]	289,437
	Equinix, Inc.
185,000	5.750%, 1/1/2025	190,088
	Fidelity National Information Services, Inc.
70,000	2.850%, 10/15/2018	70,738
124,000	3.625%, 10/15/2020	126,294
	First Data Corporation
185,000	5.375%, 8/15/2023[h]	188,700
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[h]	288,062
	Hewlett Packard Enterprise Company
96,000	2.450%, 10/5/2017[h]	96,181
48,000	2.850%, 10/5/2018[h]	47,980
48,000	4.400%, 10/15/2022[h]	47,388
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[h]	371,880
	Intel Corporation
30,000	3.100%, 7/29/2022	31,044
65,000	3.700%, 7/29/2025	68,523
	Iron Mountain, Inc.
115,000	6.000%, 8/15/2023	119,600
	Microsoft Corporation
270,000	4.750%, 11/3/2055	271,125
270,000	4.200%, 11/3/2035	273,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Technology (0.2%) - continued
	Oracle Corporation
$55,000	2.500%, 5/15/2022	$54,385
160,000	2.950%, 5/15/2025	156,571
	Plantronics, Inc.
275,000	5.500%, 5/31/2023[h]	277,062
	Qualcomm, Inc.
205,000	3.000%, 5/20/2022	206,190
	Seagate HDD Cayman
128,000	4.875%, 6/1/2027[h]	96,416

	Total	4,408,557

Transportation (0.1%)
	Air Canada Pass Through Trust
50,000	3.875%, 3/15/2023[h]	47,125
	American Airlines Pass Through Trust
102,877	3.375%, 5/1/2027	99,554
	Avis Budget Car Rental, LLC
160,000	5.125%, 6/1/2022[h]	151,104
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	132,301
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	38,368
60,000	4.800%, 8/1/2045	60,170
	Continental Airlines, Inc.
57,002	4.150%, 4/11/2024	58,718
	CSX Corporation
42,000	3.700%, 11/1/2023	43,557
	Delta Air Lines, Inc.
29,117	4.950%, 5/23/2019	30,573
10,951	4.750%, 5/7/2020	11,471
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[h]	30,380
	FedEx Corporation
155,000	3.900%, 2/1/2035	141,979
	J.B. Hunt Transport Services, Inc.
50,000	3.300%, 8/15/2022	50,557
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	98,652
	Virgin Australia Holdings, Ltd.
31,628	5.000%, 10/23/2023[h]	32,576
	XPO Logistics, Inc.
250,000	6.500%, 6/15/2022[h]	223,750

	Total	1,250,835

U.S. Government and Agencies (3.9%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	741,920
1,175,000	4.375%, 5/15/2040	1,546,685
16,030,000	3.000%, 5/15/2042	16,956,101
6,700,000	3.625%, 2/15/2044	7,921,182
	U.S. Treasury Notes
2,840,000	1.500%, 10/31/2019	2,875,611
8,634,000	1.875%, 6/30/2020	8,855,920
5,000,000	1.375%, 9/30/2020	5,015,820
120,000	1.625%, 8/15/2022	120,112
	U.S. Treasury Notes, TIPS
12,220,467	0.125%, 4/15/2018	12,278,710
14,500,863	0.125%, 1/15/2023	14,174,971

	Total	70,487,032

Utilities (0.3%)
	AES Corporation
275,000	7.375%, 7/1/2021	283,250

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Utilities (0.3%) - continued
	American Electric Power Company, Inc.
$253,000	2.950%, 12/15/2022	$253,338
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	65,444
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	45,280
	Calpine Corporation
275,000	5.375%, 1/15/2023	250,250
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	116,729
105,000	4.350%, 11/15/2045	109,431
	Consolidated Edison Company of New York, Inc.
63,000	4.500%, 12/1/2045	65,235
	DCP Midstream Operating, LP
65,000	3.875%, 3/15/2023	43,694
	DCP Midstream, LLC
105,000	4.750%, 9/30/2021[h]	74,855
	DTE Electric Company
95,000	3.700%, 3/15/2045	90,936
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,184
	Duke Energy Corporation
175,000	2.100%, 6/15/2018	175,588
	Dynegy, Inc.
180,000	6.750%, 11/1/2019	173,700
	EDP Finance BV
250,000	4.125%, 1/15/2020[h]	251,232
	Enel Finance International NV
37,000	6.250%, 9/15/2017[h]	39,511
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	195,250
	Eversource Energy
55,000	1.600%, 1/15/2018	54,787
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	131,342
50,000	2.950%, 1/15/2020	48,940
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,234
95,000	5.300%, 7/1/2043	98,966
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	114,978
	MidAmerican Energy Holdings Company
80,000	6.500%, 9/15/2037	98,581
	Monongahela Power Company
95,000	5.400%, 12/15/2043[h]	107,394
	MPLX LP
275,000	4.875%, 12/1/2024[h]	214,632
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	150,433
	NiSource Finance Corporation
245,000	5.650%, 2/1/2045	279,865
	Northern States Power Company
140,000	4.125%, 5/15/2044	142,550
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	227,562
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045	83,747
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	129,251
126,000	4.250%, 3/15/2046	125,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Utilities (0.3%) - continued
	PG&E Corporation
$45,000	2.400%, 3/1/2019	$45,240
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	55,191
195,000	5.000%, 3/15/2044	202,589
	Sempra Energy
120,000	6.150%, 6/15/2018	129,898
60,000	2.400%, 3/15/2020	58,577
	Southern California Edison Company
35,000	2.400%, 2/1/2022	35,124
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	57,112
	TransAlta Corporation
125,000	1.900%, 6/3/2017	117,255
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	60,141

	Total	5,059,406

	Total Long-Term Fixed Income (cost $256,374,148)	257,928,983

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

312,518	Thrivent Cash Management Trust	312,518

	Total Collateral Held for Securities Loaned (cost $312,518)	312,518

Shares or Principal Amount	Short-Term Investments (10.3%)[n]	Value

	Federal Home Loan Bank Discount Notes
12,800,000	0.277%, 2/3/2016	12,799,605
2,000,000	0.290%, 2/9/2016	1,999,839
8,000,000	0.260%, 2/17/2016	7,998,960
4,000,000	0.265%, 2/19/2016	3,999,411
3,000,000	0.300%, 2/24/2016	2,999,375
5,000,000	0.460%, 3/4/2016	4,997,828
9,000,000	0.305%, 3/9/2016	8,997,026
1,000,000	0.355%, 3/14/2016	999,566
6,000,000	0.355%, 3/15/2016	5,997,338
3,000,000	0.375%, 4/8/2016	2,997,844
400,000	0.381%, 4/22/2016[g]	399,649
	Federal Home Loan Mortgage Corporation Discount Notes
5,300,000	0.200%, 2/17/2016[g]	5,299,470
1,700,000	0.250%, 2/22/2016[g]	1,699,729
400,000	0.320%, 3/16/2016[g]	399,836
600,000	0.300%, 4/4/2016	599,675
	Federal National Mortgage Association Discount Notes
12,900,000	0.200%, 2/2/2016[g]	12,899,785
	Thrivent Cash Management Trust
110,857,734	0.270%	110,857,734

	Total Short-Term Investments (at amortized cost)	185,942,670

	Total Investments (cost $1,842,820,938) 104.8%	$1,886,646,956

	Other Assets and Liabilities, Net (4.8%)	(86,343,684)

	Total Net Assets 100.0%	$1,800,303,272

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	Defaulted security. Interest is not being accrued.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Non-income producing security.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $16,644,207 or 0.9% of total net assets.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of January 29, 2016 was $9,928,748 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Ares CLO, Ltd., 10/12/2023	5/15/2015	450,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,960
Digicel, Ltd., 4/15/2021	8/18/2014	281,781
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	470,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	$140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	131,281
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	400,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,835
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	873,122
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	136,084
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	559,702
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive

Allocation Fund as of January 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$300,147

Total lending	$300,147
Gross amount payable upon return of collateral for securities loaned	$312,518

Net amounts due to counterparty	$12,371

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$160,578,232
Gross unrealized depreciation	(116,752,214)

Net unrealized appreciation (depreciation)	$43,826,018

Cost for federal income tax purposes	$1,842,820,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,865,640	–	1,865,640	–
Capital Goods	163,456	–	163,456	–
Communications Services	9,706,628	–	9,090,055	616,573
Consumer Cyclical	4,603,698	–	4,603,698	–
Consumer Non-Cyclical	2,605,674	–	2,605,674	–
Energy	1,576,840	–	957,450	619,390
Financials	697,102	–	697,102	–
Technology	2,413,577	–	2,413,577	–
Transportation	317,071	–	–	317,071
Utilities	539,112	–	539,112	–
Registered Investment Companies
Affiliated Equity Holdings	691,225,447	691,225,447	–	–
Affiliated Fixed Income Holdings	105,401,163	105,401,163	–	–
Equity Funds/ETFs	18,128,927	18,128,927	–	–
Fixed Income Funds/ETFs	17,327,150	17,327,150	–	–
Common Stock
Consumer Discretionary	78,240,263	76,537,337	1,702,926	–
Consumer Staples	24,819,713	23,411,988	1,407,725	–
Energy	85,692,582	85,034,561	658,021	–
Financials	106,134,950	102,257,166	3,877,784	–
Health Care	70,054,459	68,804,073	1,250,386	–
Industrials	68,477,508	66,996,567	1,480,941	–
Information Technology	108,340,650	107,722,297	618,353	–
Materials	25,957,867	25,216,405	741,462	–
Telecommunications Services	4,069,816	3,504,067	565,749	–
Utilities	14,103,492	13,798,092	305,400	–
Long-Term Fixed Income
Asset-Backed Securities	10,961,803	–	10,961,803	–
Basic Materials	870,500	–	870,500	–
Capital Goods	3,467,032	–	3,467,032	–
Collateralized Mortgage Obligations	13,077,021	–	13,077,021	–
Commercial Mortgage-Backed Securities	10,312,046	–	10,312,046	–
Communications Services	9,564,292	–	9,564,292	–
Consumer Cyclical	5,195,211	–	5,195,211	–
Consumer Non-Cyclical	8,862,631	–	8,862,631	–
Energy	5,301,588	–	5,301,588	–
Financials	19,914,228	–	19,914,228	–
Foreign Government	463,314	–	463,314	–
Mortgage-Backed Securities	88,733,487	–	88,733,487	–
Technology	4,408,557	–	4,408,557	–
Transportation	1,250,835	–	1,250,835	–
U.S. Government and Agencies	70,487,032	–	70,487,032	–
Utilities	5,059,406	–	5,059,406	–
Collateral Held for Securities Loaned	312,518	312,518	–	–
Short-Term Investments	185,942,670	110,857,734	75,084,936	–

Total	$1,886,646,956	$1,516,535,492	$368,558,430	$1,553,034

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,110,681	15,110,681	–	–

Total Asset Derivatives	$15,110,681	$15,110,681	$–	$–

Liability Derivatives
Futures Contracts	13,858,622	13,858,622	–	–

Total Liability Derivatives	$13,858,622	$13,858,622	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $20,643,061 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(150)	March 2016	($32,629,223)	($32,793,750)	($164,527)
5-Yr. U.S. Treasury Bond Futures	222	March 2016	26,309,422	26,789,157	479,735
10-Yr. U.S. Treasury Bond Futures	110	March 2016	13,889,560	14,253,594	364,034
30-Yr. U.S. Treasury Bond Futures	32	March 2016	4,898,849	5,153,000	254,151
CME E-mini NASDAQ 100 Index	(1,031)	March 2016	(95,048,923)	(87,903,060)	7,145,863
CME S&P 500 Index	392	March 2016	197,810,803	189,149,800	(8,661,003)
Eurex Euro STOXX 50 Index	2,610	March 2016	90,335,405	86,377,030	(3,958,375)
ICE mini MSCI EAFE Index	309	March 2016	25,546,520	24,744,720	(801,800)
NYBOT NYF mini Russell 2000 Index	33	March 2016	3,533,180	3,403,620	(129,560)
S&P 400 Index Mini-Futures	(1,077)	March 2016	(148,470,858)	(141,603,960)	6,866,898
Ultra Long Term U.S. Treasury Bond Futures	(17)	March 2016	(2,681,830)	(2,825,187)	(143,357)
Total Futures Contracts					$1,252,059

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Small Cap Stock	$31,607,741	$2,377,402	$–	1,622,012	$28,709,613	$72,868
Mid Cap Stock	107,555,658	11,413,561	–	5,080,309	97,897,561	473,166
Partner Worldwide Allocation	201,522,383	4,658,307	–	21,293,565	188,235,113	4,658,307
Large Cap Growth	144,731,352	7,281,641	–	15,413,729	133,945,308	–
Large Cap Value	162,470,158	11,067,965	–	8,662,899	147,962,311	2,459,386
Large Cap Stock	102,646,866	4,925,832	–	4,059,972	94,475,541	1,404,507
High Yield	26,732,544	261,709	8,670,020	3,868,734	17,022,429	261,770
Income	64,198,400	787,654	8,694,309	6,254,054	54,785,515	523,240
Government Bond	3,571,067	–	3,553,570	–	–	544
Limited Maturity Bond	33,715,188	138,379	97,154	2,728,937	33,593,219	138,347
Cash Management Trust-Collateral Investment	738,414	10,709,390	11,135,286	312,518	312,518	2,682
Cash Management Trust-Short Term Investment	7,000,000	138,877,984	35,020,250	110,857,734	110,857,734	33,304
Total Value and Income Earned	$886,489,771				$907,796,862	$10,028,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$2,709,630	4.250%, 6/30/2019	$1,871,677
	Ineos US Finance, LLC, Term Loan
940,329	3.750%, 12/15/2020	895,664
	NewPage Corporation, Term Loan
926,250	0.000%, 2/11/2021[b]	230,404
	Tronox Pigments BV, Term Loan
655,481	4.500%, 3/19/2020	574,090

	Total	3,571,835

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
398,043	4.000%, 12/13/2019	330,626

	Total	330,626

Communications Services (1.2%)
	Birch Communication Inc., Term Loan
775,000	7.750%, 7/17/2020	697,500
	Cengage Learning Acquisitions, Term Loan
1,260,198	7.000%, 3/31/2020	1,226,336
	Fairpoint Communications, Term Loan
1,079,475	7.500%, 2/14/2019	1,060,584
	Grande Communications Networks, LLC, Term Loan
633,765	4.500%, 5/29/2020	619,505
	Hargray Communications Group, Inc., Term Loan
1,132,280	5.250%, 6/26/2019	1,126,267
	IMG Worldwide, Inc., Term Loan
550,000	8.250%, 5/6/2022	477,125
	Integra Telecom Holdings, Inc., Term Loan
632,223	5.250%, 8/14/2020	602,982
194,057	9.750%, 2/12/2021	187,993
	Intelsat Jackson Holdings SA, Term Loan
1,073,591	3.750%, 6/30/2019	1,027,297
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	4.500%, 1/7/2022	866,538
	LTS Buyer, LLC, Term Loan
1,303,416	4.000%, 4/13/2020	1,276,122
34,787	8.000%, 4/12/2021	33,266
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,049,863	4.750%, 3/22/2019	1,027,554
	NEP Broadcasting, LLC, Term Loan
62,857	10.000%, 7/22/2020	58,772
	NEP/NCP Holdco, Inc., Term Loan
2,587,414	4.250%, 1/22/2020	2,454,809
	NTelos, Inc., Term Loan
328,950	5.750%, 11/9/2019	327,305
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	579,748
	TNS, Inc., Term Loan
402,980	5.000%, 2/14/2020	395,299
	Univision Communications, Inc., Term Loan
1,037,115	4.000%, 3/1/2020	1,010,627

Principal Amount	Bank Loans (2.7%)[a]	Value

Communications Services (1.2%) - continued
	Virgin Media Investment Holdings, Ltd., Term Loan
$1,585,672	3.500%, 6/30/2023	$1,552,341
	WideOpenWest Finance, LLC, Term Loan
1,415,206	4.500%, 4/1/2019	1,376,288
	Yankee Cable Acquisition, LLC, Term Loan
804,195	4.250%, 3/1/2020	790,878
	Zayo Group, LLC, Term Loan
1,033,831	3.750%, 5/6/2021	1,017,683

	Total	19,792,819

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
1,553,025	5.000%, 8/1/2021	1,427,820
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	4.250%, 8/13/2021	492,305
	Ceridian HCM Holding, Inc., Term Loan
268,729	4.500%, 9/15/2020	232,002
	Golden Nugget, Inc., Delayed Draw
119,850	5.500%, 11/21/2019	118,801
	Golden Nugget, Inc., Term Loan
279,650	5.500%, 11/21/2019	277,203
	IMG Worldwide, Inc., Term Loan
655,013	5.250%, 5/6/2021	639,050
	J.C. Penney Corporation, Inc., Term Loan
316,875	6.000%, 5/22/2018	309,349
	Marina District Finance Company, Inc., Term Loan
729,025	6.500%, 8/15/2018	727,203
	Mohegan Tribal Gaming Authority, Term Loan
1,825,049	5.500%, 6/15/2018	1,766,392
	Rite Aid Corporation, Term Loan
330,000	5.750%, 8/21/2020	330,000
	ROC Finance, LLC, Term Loan
1,182,775	5.000%, 6/20/2019	1,048,234
	Scientific Games International, Inc., Term Loan
270,175	6.000%, 10/18/2020	241,394
377,143	6.000%, 10/1/2021	334,831

	Total	7,944,584

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
948,215	5.500%, 3/21/2019	938,201
255,000	5.500%, 12/21/2022	248,944
	Catalina Marketing Corporation, Term Loan
201,925	4.500%, 4/9/2021	157,299
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,404,853	4.750%, 6/30/2021	1,231,354
	Supervalu, Inc., Term Loan
996,222	4.500%, 3/21/2019	955,925

	Total	3,531,723

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
508,070	4.250%, 12/14/2022	498,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value

Energy (0.1%) - continued
	Arch Coal, Inc., Term Loan
$1,345,278	0.000%, 5/16/2018[b]	$396,480
	Energy Solutions, LLC, Term Loan
412,657	6.750%, 5/29/2020	342,505
	Expro Holdings UK 2, Ltd., Term Loan
345,625	5.750%, 9/2/2021	202,685
	Houston Fuel Oil Terminal, LLC, Term Loan
622,125	4.250%, 8/19/2021	547,470
	McJunkin Red Man Corporation, Term Loan
347,781	4.750%, 11/8/2019	309,525
	Offshore Group Investment, Ltd., Term Loan
848,250	0.000%, 3/28/2019[c]	143,846
	Pacific Drilling SA, Term Loan
424,125	4.500%, 6/3/2018	108,504
	Targa Resources Partners, LP, Term Loan
74,419	5.750%, 2/27/2022	62,512

	Total	2,611,649

Financials (0.1%)
	DJO Finance, LLC, Term Loan
398,000	4.250%, 6/7/2020	382,745
	Harland Clarke Holdings Corporation, Term Loan
114,000	6.000%, 8/4/2019	106,780
	MoneyGram International, Inc., Term Loan
855,800	4.250%, 3/27/2020	781,628
	WaveDivision Holdings, LLC, Term Loan
590,428	4.000%, 10/15/2019	579,110

	Total	1,850,263

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,350,000	0.000%, 2/1/2023[d,e]	1,327,428
	First Data Corporation, Term Loan
1,095,000	3.927%, 3/23/2018	1,079,714
395,000	3.927%, 9/24/2018	389,146
200,000	4.177%, 7/8/2022	196,050
	Infor US, Inc., Term Loan
422,250	3.750%, 6/3/2020	397,021
	SS&C European Holdings SARL, Term Loan
393,363	4.007%, 7/8/2022	391,396
56,517	4.018%, 7/8/2022	56,235

	Total	3,836,990

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
472,800	5.250%, 8/5/2019	411,336
	United Airlines, Inc., Term Loan
534,875	3.250%, 4/1/2019	530,083
40,688	3.500%, 9/15/2021	40,331

	Total	981,750

Utilities (0.1%)
	Calpine Corporation, Term Loan
709,616	4.000%, 10/9/2019	690,002

Principal Amount	Bank Loans (2.7%)[a]	Value

Utilities (0.1%) - continued
	Intergen NV, Term Loan
$414,375	5.500%, 6/15/2020	$369,830

	Total	1,059,832

	Total Bank Loans (cost $51,345,343)	45,512,071

Shares	Registered Investment Companies (39.9%)	Value

Affiliated Equity Holdings (26.5%)
12,133,177	Thrivent Large Cap Growth Fund	105,437,306
1,587,961	Thrivent Large Cap Stock Fund	36,951,849
7,375,203	Thrivent Large Cap Value Fund	125,968,462
3,310,082	Thrivent Mid Cap Stock Fund	63,785,272
11,415,969	Thrivent Partner Worldwide Allocation Fund	100,917,165
1,064,587	Thrivent Small Cap Stock Fund	18,843,187

	Total	451,903,241

Affiliated Fixed Income Holdings (11.1%)
6,768,312	Thrivent High Yield Fund	29,780,571
11,304,214	Thrivent Income Fund	99,024,912
4,898,199	Thrivent Limited Maturity Bond Fund	60,296,832

	Total	189,102,315

Equity Funds/ETFs (0.7%)
7,870	iShares MSCI EAFE Index Fund	436,628
7,639	iShares Russell 2000 Growth Index Fund	951,209
7,968	iShares Russell 2000 Index Fund	819,987
1,190	Market Vectors Oil Service ETF	28,893
9,881	ProShares Ultra S&P 500	557,980
33,840	SPDR Euro Stoxx 50 ETF	1,094,047
34,483	SPDR S&P 500 ETF Trust	6,685,219
5,900	SPDR S&P Biotech ETF	298,245
1,860	SPDR S&P MidCap 400 ETF Trust	446,344
3,900	SPDR S&P Oil & Gas Exploration & Production ETF	111,111

	Total	11,429,663

Fixed Income Funds/ETFs (1.6%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,095,800
213,800	iShares iBoxx $ High Yield Corporate Bond ETF	16,950,064
70,250	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,019,037

	Total	27,064,901

	Total Registered Investment Companies (cost $595,733,399)	679,500,120

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Asset-Backed Securities (0.9%)
	Access Group, Inc.
154,135	0.927%, 2/25/2036[f,g]	150,073
	Ares CLO, Ltd.
525,000	1.911%, 10/12/2023*,g	522,846
	BA Credit Card Trust
300,000	0.806%, 6/15/2021[g]	299,516
	Bayview Opportunity Master Fund Trust
942,200	3.721%, 2/28/2035*	941,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Asset-Backed Securities (0.9%) - continued
	Betony CLO, Ltd.
$190,000	2.132%, 4/15/2027*,g	$188,063
	Capital One Multi-Asset Execution Trust
400,000	0.806%, 1/18/2022[g]	398,145
	Chase Issuance Trust
250,000	1.590%, 2/18/2020	251,928
175,000	1.620%, 7/15/2020	176,294
	Chesapeake Funding, LLC
234,994	0.872%, 1/7/2025[f,g]	234,901
	Countrywide Asset-Backed Certificates
281,203	5.530%, 4/25/2047	306,475
	DRB Prime Student Loan Trust
772,404	3.200%, 1/25/2040*	765,383
	Edlinc Student Loan Funding Trust
49,973	3.360%, 10/1/2025*,g	49,979
	Enterprise Fleet Financing, LLC
164,923	1.060%, 3/20/2019[f]	164,730
234,960	0.870%, 9/20/2019[f]	234,277
	FirstEnergy Ohio PIRB Special Purpose Trust
46,896	0.679%, 1/15/2019	46,823
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[f]	228,002
	Golden Credit Card Trust
100,000	0.856%, 9/15/2018[f,g]	99,980
	GoldenTree Loan Opportunities IX, Ltd.
200,000	2.128%, 10/29/2026*,g	197,930
	Golub Capital Partners CLO 23M, Ltd.
600,000	1.771%, 5/5/2027*,g	592,933
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	722,762
700,000	3.246%, 12/15/2047	713,543
	Morgan Stanley Capital, Inc.
957,138	0.577%, 2/25/2037[g]	508,975
	OZLM VIII, Ltd.
210,000	2.060%, 10/17/2026*,g	207,491
	Pretium Mortgage Credit Partners, LLC
1,650,794	4.375%, 11/27/2030*	1,648,329
	Race Point IX CLO, Ltd.
490,000	2.132%, 4/15/2027*,g	487,396
	Renaissance Home Equity Loan Trust
2,272,493	6.011%, 5/25/2036[h]	1,541,608
	SLM Student Loan Trust
235,634	1.026%, 7/15/2022[f,g]	233,995
260,677	1.026%, 8/15/2022[f,g]	260,110
166,641	1.019%, 4/25/2023[f,g]	166,356
75,000	1.476%, 5/17/2027[f,g]	74,332
	Vericrest Opportunity Loan Transferee
1,013,401	3.375%, 10/25/2058*,h	997,613
	Volvo Financial Equipment, LLC
34,190	0.740%, 3/15/2017[f]	34,179
680,148	0.820%, 4/16/2018[f]	678,787
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	249,923

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Asset-Backed Securities (0.9%) - continued
	World Omni Master Owner Trust
$90,000	0.776%, 2/15/2018[f,g]	$89,994

	Total	14,465,375

Basic Materials (0.1%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	59,568
	ArcelorMittal SA
325,000	6.500%, 3/1/2021[i]	264,062
	Corporacion Nacional del Cobre de Chile
335,000	4.500%, 9/16/2025[f,i]	320,879
	Freeport-McMoRan, Inc.
246,000	3.875%, 3/15/2023	100,860
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[f]	134,969
	Glencore Funding, LLC
100,000	1.680%, 4/16/2018[f,g]	81,534
	INEOS Group Holdings SA
450,000	6.125%, 8/15/2018[f,i]	449,438
	Sappi Papier Holding GmbH
390,000	6.625%, 4/15/2021[f]	395,850
	Xstrata Finance Canada, Ltd.
344,000	2.700%, 10/25/2017[f]	308,723
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	207,449

	Total	2,323,332

Capital Goods (0.4%)
	AECOM
400,000	5.875%, 10/15/2024	398,500
	Ball Corporation
450,000	4.375%, 12/15/2020	466,173
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[f]	469,200
	Case New Holland, Inc.
450,000	7.875%, 12/1/2017	481,725
	Cemex Finance, LLC
450,000	9.375%, 10/12/2017[f]	454,365
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	321,750
	General Electric Company
415,000	5.000%, 12/29/2049[j]	426,412
	Huntington Ingalls Industries, Inc.
600,000	5.000%, 12/15/2021[f]	619,500
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	277,740
	Lockheed Martin Corporation
267,000	2.500%, 11/23/2020	269,123
304,000	4.500%, 5/15/2036	315,251
	Martin Marietta Materials, Inc.
210,000	1.703%, 6/30/2017[g]	208,663
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	261,655
	Owens-Brockway Glass Container, Inc.
215,000	5.000%, 1/15/2022[f]	206,400
	Pentair Finance SA
325,000	2.900%, 9/15/2018	324,066
85,000	3.625%, 9/15/2020	86,297
	Reynolds Group Issuer, Inc.
519,675	5.750%, 10/15/2020	520,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Capital Goods (0.4%) - continued
	Roper Industries, Inc.
$363,000	2.050%, 10/1/2018	$362,759
	Textron, Inc.
190,000	5.600%, 12/1/2017	201,890
250,000	7.250%, 10/1/2019	287,009
155,000	5.950%, 9/21/2021	176,263
	United Rentals North America, Inc.
475,000	5.500%, 7/15/2025	423,937
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	74,590

	Total	7,633,593

Collateralized Mortgage Obligations (1.3%)
	Alm Loan Funding CLO
210,000	2.051%, 10/17/2026*,g	207,821
	Alternative Loan Trust
296,200	6.000%, 6/25/2036	262,304
	Apidos CLO XVIII
215,000	2.033%, 7/22/2026*,g	213,440
	Babson CLO, Ltd.
210,000	2.010%, 10/17/2026*,g	207,019
	BCAP, LLC Trust
660,521	0.607%, 3/25/2037[g]	551,007
	Birchwood Park CLO, Ltd.
210,000	2.062%, 7/15/2026*,g	207,878
	BlueMountain CLO, Ltd.
210,000	2.102%, 10/15/2026*,g	208,241
	Carlyle Global Market Strategies CLO, Ltd.
215,000	1.920%, 7/20/2023*,g	214,244
200,000	2.122%, 10/15/2026*,g	198,626
	Cent CLO 16, LP
210,000	1.579%, 8/1/2024*,g	209,316
	Cent CLO 22, Ltd.
200,000	1.824%, 11/7/2026*,g	197,637
	Citigroup Mortgage Loan Trust, Inc.
413,794	5.500%, 11/25/2035	394,598
	CitiMortgage Alternative Loan Trust
1,394,393	5.750%, 4/25/2037	1,191,819
	Countrywide Alternative Loan Trust
447,928	2.597%, 10/25/2035	392,951
453,625	6.000%, 4/25/2036	401,460
270,760	6.000%, 1/25/2037	248,318
1,311,450	5.500%, 5/25/2037	1,111,943
1,191,170	7.000%, 10/25/2037	858,986
	Countrywide Home Loans, Inc.
507,972	5.750%, 4/25/2037	457,487
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
137,599	5.500%, 10/25/2021	132,924
395,355	6.000%, 10/25/2021	349,783
	Dryden 34 Senior Loan Fund CLO
210,000	2.052%, 10/15/2026*,g	207,824
	Federal Home Loan Mortgage Corporation
1,020,613	3.000%, 2/15/2033[k]	124,595
	Federal National Mortgage Association
2,116,335	3.500%, 1/25/2033[k]	280,366
	Galaxy XX CLO, Ltd.
650,000	2.074%, 7/20/2027*,g	642,154
	J.P. Morgan Mortgage Trust
241,148	2.715%, 6/25/2036	205,661
127,719	3.140%, 10/25/2036	114,486
913,712	0.807%, 1/25/2037[g]	555,098

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Collateralized Mortgage Obligations (1.3%) - continued
$1,157,489	6.250%, 8/25/2037	$891,767
	Limerock CLO III, LLC
650,000	2.154%, 10/20/2026*,g	645,680
	Madison Park Funding XIV CLO, Ltd.
230,000	2.074%, 7/20/2026*,g	227,925
	Madison Park Funding, Ltd.
725,000	1.652%, 8/15/2022*,g	722,066
	Magnetite XII, Ltd.
650,000	2.122%, 4/15/2027*,g	643,202
	MASTR Alternative Loans Trust
331,381	6.500%, 7/25/2034	338,343
631,921	0.877%, 12/25/2035[g]	312,244
	Merrill Lynch Alternative Note Asset Trust
315,105	6.000%, 3/25/2037	282,185
	Mountain View CLO, Ltd.
675,000	2.082%, 7/15/2027*,g	661,496
	Neuberger Berman CLO, Ltd.
150,000	1.804%, 8/4/2025*,g	148,283
	NZCG Funding CLO, Ltd.
675,000	2.171%, 4/27/2027*,g	669,016
	Octagon Investment Partners XX CLO, Ltd.
210,000	1.796%, 8/12/2026*,g	207,311
	OHA Loan Funding, Ltd.
650,000	2.154%, 10/20/2026*,g	639,968
	Residential Asset Securitization Trust
969,809	0.807%, 8/25/2037[g]	286,451
	Shackleton VII CLO, Ltd.
675,000	2.162%, 4/15/2027*,g	672,263
	Symphony CLO VIII, Ltd.
204,127	1.717%, 1/9/2023*,g	203,439
	Symphony CLO XV, Ltd.
650,000	2.070%, 10/17/2026*,g	633,212
	TBW Mortgage-Backed Trust
2,506,320	5.965%, 7/25/2037	1,709,141
	Voya CLO 3, Ltd.
210,000	2.039%, 7/25/2026*,g	207,841
	WaMu Mortgage Pass Through Certificates
115,248	2.409%, 9/25/2036	103,716
433,644	2.436%, 10/25/2036	381,490
	Washington Mutual Mortgage Pass Through Certificates
828,930	1.035%, 2/25/2047[g]	585,528

	Total	21,520,553

Commercial Mortgage-Backed Securities (1.1%)
	Commercial Mortgage Pass-Through Certificates
300,000	1.474%, 6/8/2030[f,g]	299,462
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,453,849
	Credit Suisse Mortgage Capital Certificates
1,500,000	5.509%, 9/15/2039	1,523,428
	Federal National Mortgage Association
155,697	1.272%, 1/25/2017	155,701
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,657,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Commercial Mortgage-Backed Securities (1.1%) - continued
	GS Mortgage Securities Trust
$814,865	2.999%, 8/10/2044	$817,252
1,200,000	3.666%, 9/10/2047	1,254,467
925,000	3.506%, 10/10/2048	944,158
1,275,000	3.734%, 11/10/2048	1,330,189
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	1.376%, 12/15/2028[f,g]	399,946
1,200,000	5.889%, 2/12/2049	1,234,344
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	607,839
925,000	3.598%, 11/15/2048	947,797
	Morgan Stanley Bank of America Merrill Lynch Trust
925,000	3.635%, 10/15/2028	956,778
1,250,000	3.753%, 12/15/2047	1,304,641
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	768,558
	SCG Trust
200,000	1.826%, 11/15/2026[f,g]	200,314
	UBS Commercial Mortgage Trust
1,100,000	3.400%, 5/10/2045	1,138,794
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	516,790
	WFRBS Commercial Mortgage Trust
835,000	2.870%, 11/15/2045	845,771

	Total	19,357,500

Communications Services (1.0%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	369,975
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	268,650
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	274,229
	American Tower Corporation
25,000	2.800%, 6/1/2020	24,766
380,000	3.300%, 2/15/2021	381,536
405,000	3.450%, 9/15/2021	405,925
	AT&T, Inc.
90,000	1.533%, 6/30/2020[g]	89,162
286,000	3.875%, 8/15/2021	299,168
230,000	3.000%, 6/30/2022	225,584
285,000	5.550%, 8/15/2041	281,004
152,000	4.750%, 5/15/2046	134,776
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[f]	255,433
	CBS Corporation
217,000	4.000%, 1/15/2026	212,489
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	280,800
	CCO Safari II, LLC
304,000	6.834%, 10/23/2055[f]	302,665
191,000	3.579%, 7/23/2020[f]	192,077
156,000	4.908%, 7/23/2025[f]	156,155
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[f]	198,874
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	194,876
	Clear Channel Worldwide Holdings, Inc.
315,000	6.500%, 11/15/2022	291,769

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Communications Services (1.0%) - continued
	Columbus International, Inc.
$325,000	7.375%, 3/30/2021[f]	$325,812
	Comcast Corporation
630,000	4.400%, 8/15/2035	634,113
145,000	4.650%, 7/15/2042	147,949
473,000	4.750%, 3/1/2044	484,622
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[f]	164,261
300,000	3.850%, 2/1/2025[f]	281,018
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021[e]	360,084
280,000	5.250%, 1/15/2023	298,200
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[f]	137,690
	Digicel, Ltd.
325,000	6.000%, 4/15/2021*	283,156
	DIRECTV Holdings, LLC
164,000	5.875%, 10/1/2019	181,422
457,000	6.350%, 3/15/2040	479,291
325,000	5.150%, 3/15/2042	296,944
	Frontier Communications Corporation
205,000	8.875%, 9/15/2020[f]	205,769
	Hughes Satellite Systems Corporation
443,000	6.500%, 6/15/2019	485,085
	Level 3 Communications, Inc.
140,000	5.375%, 1/15/2024[f]	141,400
	McGraw Hill Financial, Inc.
304,000	3.300%, 8/14/2020	311,520
	McGraw-Hill Global Education Holdings, LLC
300,000	9.750%, 4/1/2021	318,750
	Numericable-SFR
475,000	6.000%, 5/15/2022[f]	467,875
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[f]	174,274
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018[f]	153,000
	Sprint Corporation
305,000	7.625%, 2/15/2025	208,353
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	256,368
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	463,089
	Time Warner, Inc.
614,000	3.600%, 7/15/2025	596,042
215,000	6.250%, 3/29/2041	227,781
	T-Mobile USA, Inc.
325,000	6.125%, 1/15/2022	330,687
	Unitymedia Hessen GmbH & Company KG
160,000	5.500%, 1/15/2023[f]	167,293
	Univision Communications, Inc.
215,000	5.125%, 5/15/2023[f]	208,550
150,000	5.125%, 2/15/2025[f]	142,125
	UPCB Finance V, Ltd.
243,000	7.250%, 11/15/2021[f]	257,580
	Verizon Communications, Inc.
550,000	4.672%, 3/15/2055	462,448
165,000	1.296%, 6/17/2019[g]	163,521
390,000	3.000%, 11/1/2021	392,446
684,000	5.150%, 9/15/2023	756,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Communications Services (1.0%) - continued
$144,000	5.050%, 3/15/2034	$140,417
242,000	4.272%, 1/15/2036	216,003
318,000	4.522%, 9/15/2048	278,605

	Total	16,440,165

Consumer Cyclical (0.6%)
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	114,075
	Cinemark USA, Inc.
470,000	4.875%, 6/1/2023	461,775
	CVS Health Corporation
60,000	2.250%, 8/12/2019	60,431
565,000	4.875%, 7/20/2035	586,536
144,000	6.125%, 9/15/2039	171,698
	Delphi Automotive plc
380,000	3.150%, 11/19/2020	380,287
	Ford Motor Company
146,000	7.450%, 7/16/2031	177,521
	Ford Motor Credit Company, LLC
340,000	5.000%, 5/15/2018	356,443
320,000	2.551%, 10/5/2018	318,067
300,000	2.943%, 1/8/2019	300,651
300,000	2.597%, 11/4/2019	295,007
	General Motors Company
280,000	6.250%, 10/2/2043	281,286
	General Motors Financial Company, Inc.
270,000	3.250%, 5/15/2018	270,771
228,000	3.700%, 11/24/2020	227,070
360,000	4.300%, 7/13/2025	342,427
	Goodyear Tire & Rubber Company
450,000	5.125%, 11/15/2023	460,125
	Hilton Worldwide Finance, LLC
325,000	5.625%, 10/15/2021	334,750
	Home Depot, Inc.
152,000	2.625%, 6/1/2022	153,713
	Hyundai Capital America
228,000	2.400%, 10/30/2018[f]	228,370
228,000	3.000%, 10/30/2020[f]	229,821
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[f]	231,725
270,000	5.625%, 2/1/2023[f]	265,950
	KB Home
358,000	4.750%, 5/15/2019	343,680
	L Brands, Inc.
270,000	5.625%, 2/15/2022	290,182
	Lennar Corporation
270,000	4.125%, 12/1/2018	272,700
320,000	4.875%, 12/15/2023	313,600
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[f]	443,250
	Macy’s Retail Holdings, Inc.
82,000	4.375%, 9/1/2023	80,758
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	228,195
	MGM Resorts International
325,000	6.000%, 3/15/2023[i]	323,984
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	333,125
	Six Flags Entertainment Corporation
215,000	5.250%, 1/15/2021[f]	218,934
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	140,800
132,000	4.000%, 12/31/2018	134,640

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Consumer Cyclical (0.6%) - continued
	West Corporation
$455,000	5.375%, 7/15/2022[f]	$383,337

	Total	9,755,684

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
260,000	2.500%, 5/14/2020	258,066
190,000	3.600%, 5/14/2025	190,116
	Actavis Funding SCS
215,000	4.550%, 3/15/2035	211,813
280,000	4.850%, 6/15/2044	281,317
	Altria Group, Inc.
645,000	2.850%, 8/9/2022	647,065
	Amgen, Inc.
85,000	2.125%, 5/1/2020	84,202
300,000	2.700%, 5/1/2022	296,379
150,000	3.125%, 5/1/2025	145,666
	Anheuser-Busch Inbev Finance, Inc.
165,000	1.879%, 2/1/2021[g]	166,055
228,000	3.650%, 2/1/2026	231,075
760,000	4.700%, 2/1/2036	769,968
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	229,425
	BAT International Finance plc
120,000	1.022%, 6/15/2018[f,g]	119,285
	Baxter International, Inc.
115,000	5.375%, 6/1/2018	123,554
	Becton, Dickinson and Company
397,000	6.375%, 8/1/2019	449,188
	Biogen, Inc.
240,000	3.625%, 9/15/2022	246,495
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	122,718
285,000	4.125%, 10/1/2023	293,306
175,000	3.850%, 5/15/2025	173,913
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	251,444
204,000	3.500%, 11/24/2020	207,173
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	64,814
114,000	4.900%, 9/15/2045	116,694
	Celgene Corporation
340,000	2.875%, 8/15/2020	342,775
65,000	3.550%, 8/15/2022	65,937
340,000	5.000%, 8/15/2045	339,118
	Centene Escrow Corporation
600,000	5.625%, 2/15/2021[e,f]	610,500
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	257,850
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	80,674
	Cigna Corporation
215,000	5.375%, 2/15/2042	231,435
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	315,250
	EMD Finance, LLC
130,000	0.876%, 3/17/2017[f,g]	129,655
344,000	2.950%, 3/19/2022[f]	340,355
	Endo Finance, LLC
225,000	6.000%, 2/1/2025[f]	222,215
	Forest Laboratories, Inc.
290,000	4.375%, 2/1/2019[f]	305,857

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Fresenius Medical Care US Finance II, Inc.
$270,000	5.875%, 1/31/2022[f]	$292,275
	Gilead Sciences, Inc.
65,000	2.550%, 9/1/2020	65,817
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,020
	H. J. Heinz Company
275,000	3.500%, 7/15/2022[f]	279,927
	HCA, Inc.
325,000	3.750%, 3/15/2019	327,437
125,000	4.750%, 5/1/2023	125,312
	Hologic, Inc.
500,000	5.250%, 7/15/2022[f]	517,500
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[f]	369,854
	JBS USA, LLC
325,000	5.750%, 6/15/2025[f,i]	248,625
	Kraft Foods Group, Inc.
280,000	5.000%, 6/4/2042	285,534
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,140
	McKesson Corporation
304,000	3.796%, 3/15/2024	308,019
175,000	4.883%, 3/15/2044	175,845
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	154,284
	Medco Health Solutions, Inc.
127,000	7.125%, 3/15/2018	140,514
	Medtronic plc
760,000	4.375%, 3/15/2035	775,781
	Merck & Company, Inc.
100,000	0.716%, 2/10/2020[g]	99,230
70,000	3.700%, 2/10/2045	65,341
	Mondelez International, Inc.
118,000	0.849%, 2/1/2019[g]	116,008
	Mylan NV
305,000	3.000%, 12/15/2018[f]	305,610
120,000	3.750%, 12/15/2020[f]	121,358
	Quintiles Transnational Holdings, Inc.
450,000	4.875%, 5/15/2023[f]	455,625
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017	167,691
481,000	5.700%, 8/15/2035	526,934
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[f]	235,495
	SABMiller Holdings, Inc.
152,000	3.750%, 1/15/2022[f]	157,551
	Safeway, Inc.
13,000	3.400%, 12/1/2016	12,837
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	147,700
	Spectrum Brands, Inc.
140,000	5.750%, 7/15/2025[f]	143,500
	Tenet Healthcare Corporation
450,000	8.125%, 4/1/2022	451,125
	Teva Pharmaceutical Finance Company BV
228,000	2.950%, 12/18/2022	222,139
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	214,462
	UnitedHealth Group, Inc.
410,000	4.625%, 7/15/2035	436,268

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Consumer Non-Cyclical (1.0%) - continued
	VRX Escrow Corporation
$150,000	6.125%, 4/15/2025[f]	$134,813

	Total	17,294,923

Energy (0.6%)
	Anadarko Petroleum Corporation
305,000	6.200%, 3/15/2040	231,037
	Boardwalk Pipelines, Ltd.
243,000	5.875%, 11/15/2016	243,148
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	309,183
310,000	3.535%, 11/4/2024	297,726
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	257,505
	Cameron International Corporation
350,000	4.000%, 12/15/2023	348,681
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	242,152
210,000	6.250%, 3/15/2038	152,689
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	215,185
	CNPC General Capital, Ltd.
140,000	2.750%, 4/19/2017[f]	141,773
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018[f]	291,183
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	242,708
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	90,375
	Devon Energy Corporation
230,000	3.250%, 5/15/2022	182,874
152,000	5.850%, 12/15/2025[i]	141,967
	Enbridge Energy Partners, LP
380,000	4.375%, 10/15/2020	359,695
	Enbridge, Inc.
115,000	0.866%, 6/2/2017[g]	109,620
	Energy Transfer Partners, LP
615,000	4.650%, 6/1/2021	544,319
215,000	4.900%, 3/15/2035	150,040
	Enterprise Products Operating, LLC
330,000	5.250%, 1/31/2020	343,761
198,000	5.100%, 2/15/2045	164,735
	EQT Corporation
165,000	5.150%, 3/1/2018	167,548
160,000	8.125%, 6/1/2019	172,838
175,000	4.875%, 11/15/2021	158,055
	Halliburton Company
225,000	4.850%, 11/15/2035	207,113
	Kinder Morgan, Inc.
192,000	5.300%, 12/1/2034	146,313
150,000	5.550%, 6/1/2045	117,402
	Magellan Midstream Partners, LP
75,000	4.200%, 3/15/2045	55,980
	Marathon Oil Corporation
380,000	2.700%, 6/1/2020[i]	291,660
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	111,303
140,000	4.750%, 9/15/2044	106,284
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[f]	153,225
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	215,000
	Petrobras International Finance Company
380,000	5.750%, 1/20/2020	298,661

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Energy (0.6%) - continued
	Petroleos Mexicanos
$222,000	5.500%, 2/4/2019[e,f]	$225,053
140,000	3.500%, 1/30/2023	119,350
114,000	2.378%, 4/15/2025	116,082
300,000	6.875%, 8/4/2026[e,f]	305,250
	Pioneer Natural Resources Company
84,000	3.450%, 1/15/2021	78,728
150,000	4.450%, 1/15/2026	136,746
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	273,097
	Sabine Pass Liquefaction, LLC
325,000	5.625%, 3/1/2025	279,500
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[f]	112,484
	Shell International Finance BV
90,000	0.806%, 5/11/2020[g]	87,372
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	187,431
	Sunoco Logistics Partners Operations, LP
505,000	4.400%, 4/1/2021	470,885

	Total	9,653,716

Financials (2.2%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	148,375
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[f]	298,344
	ACE INA Holdings, Inc.
304,000	2.300%, 11/3/2020	304,942
225,000	4.350%, 11/3/2045	235,366
	AerCap Ireland Capital, Ltd.
415,000	5.000%, 10/1/2021	415,000
	Air Lease Corporation
175,000	2.125%, 1/15/2018	172,655
50,000	2.625%, 9/4/2018	49,201
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	205,013
150,000	4.125%, 3/30/2020	147,750
	American Express Credit Corporation
165,000	1.083%, 3/18/2019[g]	163,065
	American International Group, Inc.
80,000	2.300%, 7/16/2019	80,277
280,000	3.875%, 1/15/2035	230,774
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	328,983
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[f]	145,396
	Banco Santander Chile
200,000	1.517%, 4/11/2017[f,g]	198,750
	Bank of America Corporation
205,000	1.656%, 3/22/2018[g]	205,123
140,000	1.482%, 4/1/2019[g]	138,287
265,000	2.625%, 10/19/2020	262,175
285,000	3.300%, 1/11/2023	280,726
144,000	4.000%, 4/1/2024	146,832
210,000	4.000%, 1/22/2025	205,229
350,000	3.875%, 8/1/2025	353,747
154,000	5.875%, 2/7/2042	177,772
380,000	8.000%, 12/29/2049[j]	383,678
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[f]	80,907
	Barclays Bank plc
220,000	10.179%, 6/12/2021[f]	292,710

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Financials (2.2%) - continued
	Barclays plc
$210,000	2.750%, 11/8/2019	$210,634
315,000	3.650%, 3/16/2025	301,321
	BB&T Corporation
85,000	1.337%, 1/15/2020[g]	84,303
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[f]	266,266
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	224,722
	BPCE SA
210,000	5.700%, 10/22/2023[f]	218,454
325,000	4.500%, 3/15/2025[f]	310,167
	Caisse Centrale Desjardins du
	Quebec
115,000	1.283%, 1/29/2018[f,g]	114,711
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	296,101
180,000	2.450%, 4/24/2019	180,252
	CIT Group, Inc.
215,000	5.000%, 8/15/2022	217,424
	Citigroup, Inc.
115,000	1.390%, 4/8/2019[g]	113,962
245,000	2.650%, 10/26/2020	244,578
188,000	4.050%, 7/30/2022	191,641
555,000	4.400%, 6/10/2025	554,267
315,000	4.650%, 7/30/2045	311,922
	Citizens Bank NA
380,000	2.300%, 12/3/2018	381,470
	CoBank ACB
85,000	1.112%, 6/15/2022*,g	80,521
	Compass Bank
210,000	2.750%, 9/29/2019	209,087
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
182,000	3.950%, 11/9/2022	186,316
	Credit Agricole SA
140,000	1.422%, 4/15/2019[f,g]	139,632
300,000	8.125%, 12/29/2049[f,j]	299,820
	Credit Suisse AG
152,000	5.400%, 1/14/2020	166,116
	Credit Suisse Group Funding, Ltd.
456,000	2.750%, 3/26/2020	452,692
304,000	3.750%, 3/26/2025	295,531
	CyrusOne, LP
470,000	6.375%, 11/15/2022	477,050
	Digital Delta Holdings, LLC
340,000	3.400%, 10/1/2020[f]	343,825
	Discover Bank
355,000	8.700%, 11/18/2019	419,782
	Discover Financial Services
144,000	6.450%, 6/12/2017	152,037
	Duke Realty, LP
70,000	3.875%, 2/15/2021	72,166
210,000	4.375%, 6/15/2022	219,976
	ERP Operating, LP
75,000	3.375%, 6/1/2025	76,284
	European Investment Bank
215,000	1.875%, 3/15/2019	218,736
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	236,016
164,000	2.875%, 7/27/2020	165,873
80,000	2.875%, 10/1/2021	81,043
	GE Capital International Funding Company
625,000	4.418%, 11/15/2035[f]	641,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Financials (2.2%) - continued
	Genworth Financial, Inc.
$194,000	7.700%, 6/15/2020[i]	$148,895
	Goldman Sachs Group, Inc.
150,000	1.818%, 4/30/2018[g]	150,493
120,000	1.462%, 11/15/2018[g]	119,856
286,000	5.375%, 3/15/2020	313,595
115,000	1.779%, 4/23/2020[g]	114,303
608,000	5.250%, 7/27/2021	674,446
350,000	3.500%, 1/23/2025	344,994
450,000	4.800%, 7/8/2044	445,426
152,000	5.150%, 5/22/2045	148,155
245,000	4.750%, 10/21/2045	242,491
	Hartford Financial Services Group, Inc.
368,000	5.125%, 4/15/2022	404,697
	HBOS plc
400,000	6.750%, 5/21/2018[f]	437,140
	HCP, Inc.
480,000	4.000%, 12/1/2022	484,976
140,000	3.400%, 2/1/2025	131,699
	HSBC Bank plc
275,000	1.002%, 5/15/2018[f,g]	273,985
	HSBC Holdings plc
675,000	6.375%, 12/29/2049[i,j]	650,437
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,844
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,429
	Hutchison Whampoa International 14, Ltd.
228,000	3.625%, 10/31/2024[f]	230,129
	Icahn Enterprises, LP
450,000	6.000%, 8/1/2020	422,392
	ING Bank NV
216,000	4.125%, 11/21/2023	219,117
	ING Capital Funding Trust III
200,000	4.207%, 12/29/2049[g,j]	197,500
	International Lease Finance Corporation
219,000	2.462%, 6/15/2016[g]	217,357
450,000	8.875%, 9/1/2017	481,500
	Intesa Sanpaolo SPA
325,000	5.250%, 1/12/2024	344,198
	J.P. Morgan Chase & Company
267,000	6.300%, 4/23/2019	300,418
90,000	2.250%, 1/23/2020	89,262
400,000	4.500%, 1/24/2022	431,456
228,000	3.200%, 1/25/2023	226,535
280,000	3.625%, 5/13/2024	283,723
550,000	3.125%, 1/23/2025	533,346
369,000	7.900%, 4/29/2049[j]	372,459
	KeyCorp
350,000	2.900%, 9/15/2020	352,515
	Liberty Mutual Group, Inc.
313,000	4.950%, 5/1/2022[f]	338,492
	Liberty Property, LP
435,000	3.750%, 4/1/2025	427,385
	Lloyds Bank plc
130,000	1.038%, 3/16/2018[g]	129,442
	Merrill Lynch & Company, Inc.
490,000	6.050%, 5/16/2016	496,810
203,000	6.400%, 8/28/2017	216,574
	MetLife, Inc.
290,000	4.050%, 3/1/2045	260,867

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Financials (2.2%) - continued
	Mizuho Bank, Ltd.
$216,000	1.850%, 3/21/2018[f]	$216,164
	Morgan Stanley
420,000	6.625%, 4/1/2018	458,756
100,000	1.899%, 4/25/2018[g]	100,645
115,000	1.761%, 1/27/2020[g]	113,981
180,000	4.875%, 11/1/2022	191,441
300,000	4.000%, 7/23/2025	305,958
450,000	4.350%, 9/8/2026	451,825
175,000	4.300%, 1/27/2045	164,364
380,000	5.550%, 12/29/2049[j]	375,963
	MPT Operating Partnership, LP
215,000	5.500%, 5/1/2024	211,775
	National City Corporation
236,000	6.875%, 5/15/2019	268,588
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,677
	Quicken Loans, Inc.
210,000	5.750%, 5/1/2025[f]	197,138
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,295
	Regions Bank
250,000	7.500%, 5/15/2018	276,583
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	250,304
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	124,921
209,000	5.000%, 6/1/2021	229,945
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[f]	110,687
	Royal Bank of Scotland Group plc
140,000	1.543%, 3/31/2017[g]	139,372
460,000	7.500%, 12/29/2049[j]	468,050
	Santander Holdings USA, Inc.
228,000	2.650%, 4/17/2020	224,424
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	265,498
275,000	4.750%, 9/15/2025[f]	272,876
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	157,522
85,000	2.500%, 9/1/2020	86,343
320,000	2.750%, 2/1/2023	317,749
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[f]	177,415
	State Street Corporation
129,000	1.264%, 8/18/2020[g]	128,985
	Sumitomo Mitsui Banking Corporation
140,000	1.200%, 1/16/2018[g]	139,321
	Svenska Handelsbanken AB
180,000	1.016%, 6/17/2019[g]	178,202
	Synchrony Financial
75,000	1.564%, 2/3/2020[g]	73,686
490,000	3.750%, 8/15/2021	490,887
	Toronto-Dominion Bank
115,000	1.432%, 12/14/2020[g]	114,983
	UBS Group Funding Jersey, Ltd.
380,000	2.950%, 9/24/2020[f]	378,187
228,000	4.125%, 9/24/2025[f]	228,389
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	56,904
	USB Realty Corporation
80,000	1.769%, 12/29/2049[f,g,j]	68,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Financials (2.2%) - continued
	Voya Financial, Inc.
$280,000	2.900%, 2/15/2018	$284,035
	Wells Fargo & Company
115,000	1.298%, 1/30/2020[g]	114,333
305,000	2.550%, 12/7/2020	306,220
776,000	3.450%, 2/13/2023	783,460
285,000	3.000%, 2/19/2025	278,172
	Welltower, Inc.
80,000	2.250%, 3/15/2018	80,261
152,000	3.750%, 3/15/2023	150,751
160,000	4.000%, 6/1/2025	159,348

	Total	37,122,076

Foreign Government (0.1%)
	Eksportfinans ASA
154,000	5.500%, 5/25/2016	155,598
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	115,870
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[f]	189,996
	United Mexican States
380,000	4.125%, 1/21/2026	380,380

	Total	841,844

Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
16,137,500	3.000%, 2/1/2031[e]	16,820,823
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,787,500	4.000%, 2/1/2046[e]	9,381,012
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,650,000	3.500%, 2/1/2031[e]	3,857,271
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
679,279	1.730%, 7/1/2043[g]	694,507
1,399,596	2.016%, 7/1/2043[g]	1,444,439
1,378,587	2.071%, 8/1/2043[g]	1,424,631
68,950,000	3.500%, 2/1/2046[e]	72,210,315
38,050,000	4.000%, 2/1/2046[e]	40,650,649
13,604,000	4.500%, 2/1/2046[e]	14,787,972

	Total	161,271,619

Technology (0.4%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	90,558
	Apple, Inc.
90,000	0.659%, 5/6/2020[g]	89,059
532,000	3.200%, 5/13/2025	540,383
532,000	3.450%, 2/9/2045	443,878
	Baidu, Inc.
400,000	2.750%, 6/9/2019	399,457
	Cisco Systems, Inc.
120,000	0.914%, 3/1/2019[g]	119,946
	CommScope Technologies Finance, LLC
225,000	6.000%, 6/15/2025[f]	218,813
	Denali Borrower, LLC
475,000	5.625%, 10/15/2020[f]	499,937

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Technology (0.4%) - continued
	Equinix, Inc.
$215,000	5.750%, 1/1/2025	$220,913
	Fidelity National Information Services, Inc.
190,000	2.850%, 10/15/2018	192,004
225,000	3.625%, 10/15/2020	229,163
	First Data Corporation
315,000	5.375%, 8/15/2023[f]	321,300
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[f]	340,437
	Hewlett Packard Enterprise Company
344,000	2.450%, 10/5/2017[f]	344,648
172,000	2.850%, 10/5/2018[f]	171,927
172,000	4.400%, 10/15/2022[f]	169,808
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[f]	374,979
	Intel Corporation
45,000	3.100%, 7/29/2022	46,567
205,000	3.700%, 7/29/2025	216,110
	Iron Mountain, Inc.
200,000	6.000%, 8/15/2023	208,000
	Microsoft Corporation
475,000	4.750%, 11/3/2055	476,980
475,000	4.200%, 11/3/2035	481,491
	Oracle Corporation
85,000	2.500%, 5/15/2022	84,049
380,000	2.950%, 5/15/2025	371,857
	Plantronics, Inc.
325,000	5.500%, 5/31/2023[f]	327,438
	Qualcomm, Inc.
370,000	3.000%, 5/20/2022	372,147
	Seagate HDD Cayman
304,000	4.875%, 6/1/2027[f]	228,987

	Total	7,580,836

Transportation (0.2%)
	Air Canada Pass Through Trust
80,000	3.875%, 3/15/2023[f]	75,400
	American Airlines Pass Through Trust
347,822	3.375%, 5/1/2027	336,587
	Avis Budget Car Rental, LLC
425,000	5.125%, 6/1/2022[f]	401,370
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	301,646
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	115,106
195,000	4.800%, 8/1/2045	195,552
	Continental Airlines, Inc.
460,000	6.125%, 4/29/2018	480,700
166,621	4.150%, 4/11/2024	171,636
	CSX Corporation
126,000	3.700%, 11/1/2023	130,670
	Delta Air Lines, Inc.
75,704	4.950%, 5/23/2019	79,490
33,636	4.750%, 5/7/2020	35,234
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[f]	85,065
210,000	4.500%, 2/15/2045[f]	195,355
	FedEx Corporation
350,000	3.900%, 2/1/2035	320,597
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	75,835
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	229,849

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Transportation (0.2%) - continued
	Virgin Australia Holdings, Ltd.
$52,713	5.000%, 10/23/2023[f]	$54,294

	Total	3,284,386

U.S. Government and Agencies (8.0%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	741,920
1,175,000	4.375%, 5/15/2040	1,546,685
10,630,000	3.000%, 5/15/2042	11,244,127
12,900,000	3.625%, 2/15/2044	15,251,231
	U.S. Treasury Notes
9,675,000	0.625%, 10/15/2016	9,678,406
7,770,000	0.875%, 11/15/2017	7,781,531
19,010,000	1.500%, 10/31/2019[l]	19,248,366
5,553,000	1.875%, 6/30/2020	5,695,729
24,000,000	1.375%, 9/30/2020	24,075,936
1,000,000	2.125%, 9/30/2021	1,034,688
19,000,000	2.125%, 6/30/2022	19,601,920
1,865,000	1.625%, 8/15/2022	1,866,749
5,400,000	2.250%, 11/15/2024	5,561,789
	U.S. Treasury Notes, TIPS
6,058,887	0.125%, 4/15/2018	6,087,764
7,096,167	0.125%, 1/15/2023	6,936,688

	Total	136,353,529

Utilities (0.6%)
	AES Corporation
270,000	7.375%, 7/1/2021	278,100
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	479,640
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	100,683
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	105,652
	Calpine Corporation
325,000	5.375%, 1/15/2023	295,750
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	270,810
190,000	4.350%, 11/15/2045	198,017
	Consolidated Edison Company of New York, Inc.
114,000	4.500%, 12/1/2045	118,045
	Covanta Holding Corporation
200,000	7.250%, 12/1/2020	202,375
	DCP Midstream Operating, LP
152,000	3.875%, 3/15/2023	102,177
	DCP Midstream, LLC
245,000	4.750%, 9/30/2021[f]	174,662
	DTE Electric Company
215,000	3.700%, 3/15/2045	205,801
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,294
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	216,726
	Dynegy, Inc.
450,000	6.750%, 11/1/2019	434,250
	EDP Finance BV
460,000	4.125%, 1/15/2020[f]	462,266
	Enel Finance International NV
108,000	6.250%, 9/15/2017[f]	115,331
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	230,750
	Eversource Energy
85,000	1.600%, 1/15/2018	84,671

Principal Amount	Long-Term Fixed Income (28.0%)	Value

Utilities (0.6%) - continued
	Exelon Generation Company, LLC
$247,000	5.200%, 10/1/2019	$263,753
75,000	2.950%, 1/15/2020	73,410
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	87,455
215,000	5.300%, 7/1/2043	223,975
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	203,422
	MidAmerican Energy Holdings
	Company
160,000	6.500%, 9/15/2037	197,163
	Monongahela Power Company
210,000	5.400%, 12/15/2043[f]	237,397
	MPLX LP
315,000	4.875%, 12/1/2024[f]	245,851
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	300,866
	NiSource Finance Corporation
435,000	5.650%, 2/1/2045	496,904
	Northern States Power Company
315,000	4.125%, 5/15/2044	320,737
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	223,425
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045	183,197
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	336,481
228,000	4.250%, 3/15/2046	226,389
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,587
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	107,316
365,000	5.000%, 3/15/2044	379,205
	Sempra Energy
350,000	6.150%, 6/15/2018	378,869
95,000	2.400%, 3/15/2020	92,746
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,195
	Southwestern Electric Power Company
150,000	3.900%, 4/1/2045	131,798
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	387,500
	TransAlta Corporation
245,000	1.900%, 6/3/2017	229,821
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	116,941

	Total	9,726,403

	Total Long-Term Fixed Income (cost $470,757,856)	474,625,534

Shares	Common Stock (24.1%)	Value

Consumer Discretionary (3.2%)
32,103	Aaron’s, Inc.	734,517
1,600	Aisan Industry Company, Ltd.	15,252
500	Aisin Seiki Company, Ltd.	21,231
3,940	Amazon.com, Inc.[m]	2,312,780
4,350	American Axle & Manufacturing Holdings, Inc.[m]	55,767
7,132	American Public Education, Inc.[m]	112,543
1,330	Asbury Automotive Group, Inc.[m]	62,616
6,320	Ascena Retail Group, Inc.[m]	46,642
1,350	AutoZone, Inc.[m]	1,035,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Consumer Discretionary (3.2%) - continued
7,850	Barnes & Noble, Inc.	$68,844
300	Bayerische Motoren Werke AG	20,656
11,300	Bed Bath & Beyond, Inc.[m]	487,821
2,300	Berkeley Group Holdings plc	116,281
12,020	Big Lots, Inc.	466,136
8,580	Bloomin’ Brands, Inc.	151,523
7,060	Boyd Gaming Corporation[m]	125,739
500	Brembo SPA	20,515
1,300	Bridgestone Corporation	47,362
9,433	Brunswick Corporation	375,905
10,096	Burlington Stores, Inc.[m]	542,458
13,700	Caleres, Inc.	368,256
6,780	Callaway Golf Company	59,054
3,000	Calsonic Kansei Corporation	26,351
2,774	Cedar Fair, LP	150,157
3,500	Cheesecake Factory, Inc.	169,050
14,250	Chegg, Inc.[m]	82,650
10,110	Children’s Place, Inc.	658,161
2,090	Choice Hotels International, Inc.	91,375
34,840	Cinemark Holdings, Inc.	1,027,432
1,700	Cineworld Group plc	12,268
58,460	Comcast Corporation	3,256,807
900	Compass Group plc	15,489
11,570	Core-Mark Holding Company, Inc.	940,525
11,142	CSS Industries, Inc.	312,087
14,275	Culp, Inc.	361,443
400	Daimler AG	28,005
21,620	Dana Holding Corporation	257,062
10,800	Debenhams plc	12,126
14,514	Delphi Automotive plc	942,539
2,000	Denso Corporation	86,256
27,639	Discovery Communications, Inc.[m]	762,560
5,650	DISH Network Corporation[m]	272,726
6,290	Dollar General Corporation	472,127
15,874	Dollar Tree, Inc.[m]	1,290,874
4,313	Domino’s Pizza, Inc.	491,380
2,404	Dorman Products, Inc.[m]	104,093
3,603	Drew Industries, Inc.	206,812
11,180	DSW, Inc.	268,432
6,300	EDION Corporation	47,276
1,000	Electrolux AB	21,782
14,298	Ethan Allen Interiors, Inc.	381,757
2,300	Eutelsat Communications	74,334
4,805	Expedia, Inc.	485,497
26,620	Finish Line, Inc.	504,183
4,188	Fossil, Inc.[m]	136,529
3,972	Fred’s, Inc.	65,538
15,257	G-III Apparel Group, Ltd.[m]	753,086
4,060	Gray Television, Inc.[m]	53,389
6,000	Gunze, Ltd.	16,878
3,500	Hakuhodo Dy Holdings, Inc.	37,299
29,301	Harley-Davidson, Inc.	1,172,040
8,807	Harman International Industries, Inc.	655,153
15,146	Haverty Furniture Companies, Inc.	287,017
2,600	Hilton Worldwide Holdings, Inc.	46,306
10,640	Home Depot, Inc.	1,338,086
6,580	Houghton Mifflin Harcourt Company[m]	117,387
100	Hugo Boss AG	7,964
6,200	Inchcape plc	63,751
1,000	Intertek Group plc	40,531
7,543	Interval Leisure Group, Inc.	88,857
1,600	Isuzu Motors, Ltd.	16,213
9,320	Jack in the Box, Inc.	723,605
11,206	Jarden Corporation[m]	594,478
9,807	Kate Spade & Company[m]	174,663
33,190	KB Home	360,443

Shares	Common Stock (24.1%)	Value

Consumer Discretionary (3.2%) - continued
26,830	Krispy Kreme Doughnuts, Inc.[m]	$393,328
11,313	L Brands, Inc.	1,087,745
10,580	Las Vegas Sands Corporation	477,158
11,570	La-Z-Boy, Inc.	248,061
4,770	Lear Corporation	495,269
7,750	Liberty Interactive Corporation[m]	201,965
7,270	Liberty Media Corporation[m]	266,227
2,173	Lithia Motors, Inc.	166,387
21,800	LKQ Corporation[m]	597,320
24,410	Lowe’s Companies, Inc.	1,749,221
300	LVMH Moet Hennessy Louis Vuitton SE	48,254
6,030	Macy’s, Inc.	243,672
1,700	Marks and Spencer Group plc	10,322
5,661	MDC Partners, Inc.	110,616
7,755	Meritage Homes Corporation[m]	255,993
5,550	Michael Kors Holdings, Ltd.[m]	221,445
2,400	Movado Group, Inc.	61,680
31,773	National CineMedia, Inc.	496,930
6,400	Nautilus, Inc.[m]	124,672
8,629	New Media Investment Group, Inc.	149,454
22,080	Newell Rubbermaid, Inc.	856,262
23,110	NIKE, Inc.	1,433,051
3,000	NOK Corporation	62,370
13,036	Nord Anglia Education, Inc.[m]	224,871
23,800	Nutrisystem, Inc.	471,478
4,808	O’Reilly Automotive, Inc.[m]	1,254,407
8,863	Oxford Industries, Inc.	619,169
100	Paddy Power plc	14,901
3,000	PanaHome Corporation	21,853
6,450	Papa John’s International, Inc.	307,987
24,540	Papa Murphy’s Holdings, Inc.[m]	232,885
6,300	Persimmon plc	183,830
9,048	Pier 1 Imports, Inc.	36,373
600	ProSiebenSat.1 Media AG	29,978
19,790	Pulte Group, Inc.	331,680
10,855	PVH Corporation	796,540
2,948	Ralph Lauren Corporation	331,650
1,960	Red Robin Gourmet Burgers, Inc.[m]	121,010
100	Renault SA	8,485
10,250	Rent-A-Center, Inc.	139,605
3,104	Restoration Hardware Holdings, Inc.[m]	191,268
26,567	Ross Stores, Inc.	1,494,659
12,730	Ruby Tuesday, Inc.[m]	69,378
11,330	Ruth’s Hospitality Group, Inc.	184,113
3,150	Scripps Networks Interactive, Inc.	192,056
1,500	Sekisui House, Ltd.	23,611
5,710	Select Comfort Corporation[m]	120,253
10,010	Service Corporation International	242,142
1,600	SHOWA Corporation	14,095
3,880	Signet Jewelers, Ltd.	450,080
6,318	Skechers USA, Inc.[m]	178,104
2,300	Sports Direct International plc[m]	13,677
10,300	Sportsman’s Warehouse Holdings, Inc.[m]	135,033
700	Stanley Electric Company, Ltd.	15,406
63,000	Staples, Inc.	561,960
4,400	Star Entertainment Group, Ltd.	16,984
22,550	Starbucks Corporation	1,370,363
10,814	Starwood Hotels & Resorts Worldwide, Inc.	673,063
19,084	Stein Mart, Inc.	140,458
5,000	Sumitomo Forestry Company, Ltd.	63,484
2,500	Sumitomo Rubber Industries, Ltd.	31,729
700	Tamron Company, Ltd.	10,005
5,000	Tatts Group, Ltd.	14,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Consumer Discretionary (3.2%) - continued
4,677	Tenneco, Inc.[m]	$178,708
11,960	Time, Inc.	179,400
32,838	Toll Brothers, Inc.[m]	906,986
6,260	Tower International, Inc.	144,105
1,800	Toyota Motor Corporation	108,413
14,867	Tuesday Morning Corporation[m]	82,809
3,140	Twenty-First Century Fox, Inc.	84,686
5,900	UBM plc	44,137
2,949	Ulta Salon Cosmetics & Fragrance, Inc.[m]	534,270
3,894	Under Armour, Inc.[m]	332,664
3,615	Vail Resorts, Inc.	451,875
474	Valora Holding AG	97,608
8,680	Vera Bradley, Inc.[m]	128,290
5,687	VF Corporation	356,006
2,000	Wacoal Holdings Corporation	23,383
4,100	WH Smith plc	108,190
3,250	Winnebago Industries, Inc.	57,232
2,700	Wolters Kluwer NV	91,944
3,800	WPP plc	82,641
6,800	Wyndham Worldwide Corporation	441,320
700	Yokohama Rubber Company, Ltd.	10,494
8,490	Yum! Brands, Inc.	614,421
8,160	Zoe’s Kitchen, Inc.[m]	226,685

	Total	54,187,869

Consumer Staples (1.2%)
800	AarhusKarlshamn AB	52,076
27,860	Altria Group, Inc.	1,702,525
30,960	Aramark	989,172
6,080	Archer-Daniels-Midland Company	214,928
15,090	Avon Products, Inc.	51,155
2,500	Axfood AB	43,741
15,700	Blue Buffalo Pet Products, Inc.[m]	267,214
967	Boston Beer Company, Inc.[m]	173,335
2,700	British American Tobacco plc	150,454
2,024	Britvic plc	20,896
4,130	Brown-Forman Corporation	404,079
1,340	Calavo Growers, Inc.	69,345
13,750	Campbell Soup Company	775,637
600	Carrefour SA	17,076
5,210	Casey’s General Stores, Inc.	629,055
47,620	Coca-Cola Company	2,043,850
4,300	Coca-Cola HBC AG	88,054
22,300	CVS Health Corporation	2,153,957
71,650	Flowers Foods, Inc.	1,471,691
5,011	Hain Celestial Group, Inc.[m]	182,300
900	Henkel AG & Company KGaA	82,988
700	Imperial Tobacco Group plc	37,902
2,500	Ingredion, Inc.	251,800
5,000	Japan Tobacco, Inc.	195,819
1,800	Jeronimo Martins SGPS SA	25,103
1,900	Kao Corporation	101,964
4,790	Kimberly-Clark Corporation	615,132
12,800	Koninklijke Ahold NV	289,530
300	KOSE Corporation	27,885
2,910	Lancaster Colony Corporation	295,889
2,250	Molson Coors Brewing Company	203,580
28,240	Mondelez International, Inc.	1,217,144
8,551	Monster Beverage Corporation[m]	1,154,641
2,700	Nestle SA	198,916
2,000	Nippon Meat Packers, Inc.	38,809
3,200	Nisshin OilliO Group, Ltd.	13,376
3,040	Omega Protein Corporation[m]	68,674
3,840	PepsiCo, Inc.	381,312
9,889	Philip Morris International, Inc.	890,109

Shares	Common Stock (24.1%)	Value

Consumer Staples (1.2%) - continued
460	PriceSmart, Inc.	$35,218
20,996	SpartanNash Company	430,838
1,100	Suedzucker AG	16,639
600	Sugi Holdings Company, Ltd.	31,110
3,000	Swedish Match AB	106,718
1,340	Tootsie Roll Industries, Inc.	43,979
2,950	Tyson Foods, Inc.	157,412
11,130	United Natural Foods, Inc.[m]	389,773
6,400	Universal Corporation	350,272
13,820	WhiteWave Foods Company[m]	521,705
2,100	Woolworths, Ltd.	36,508

	Total	19,711,285

Energy (3.5%)
30,100	Archrock, Inc.	180,600
29,724	Atwood Oceanics, Inc.	182,208
65,092	Baker Hughes, Inc.	2,832,153
33,557	Basic Energy Services, Inc.[m]	77,181
48,590	Bonanza Creek Energy, Inc.[m]	138,482
77,500	BP plc	418,519
6,732	Bristow Group, Inc.	156,586
19,861	Callon Petroleum Company[m]	136,048
65,724	Cameron International Corporation[m]	4,315,438
90,528	Canadian Natural Resources, Ltd.	1,924,625
90,391	Chevron Corporation	7,816,110
1,075	Cimarex Energy Company	99,975
4,388	Clayton Williams Energy, Inc.[m]	75,386
293,375	Cobalt International Energy, Inc.[m]	1,111,891
12,050	Columbia Pipeline Group, Inc.	223,528
24,217	Concho Resources, Inc.[m]	2,303,763
29,990	Continental Resources, Inc.[m]	633,089
6,210	Delek US Holdings, Inc.	105,694
182,860	Denbury Resources, Inc.	285,262
13,700	Devon Energy Corporation	382,230
8,620	Diamond Offshore Drilling, Inc.	160,246
8,834	Diamondback Energy, Inc.[m]	667,409
400	Dril-Quip, Inc.[m]	23,456
1,300	Eni SPA	18,866
21,330	Ensco plc	208,607
58,817	EOG Resources, Inc.	4,177,183
10,570	EP Energy Corporation[m]	39,532
64,940	EQT Corporation	4,009,396
37,260	Exxon Mobil Corporation	2,900,691
8,390	FMC Technologies, Inc.[m]	211,009
2,599	Forum Energy Technologies, Inc.[m]	29,135
2,900	Green Plains, Inc.	54,955
4,860	Gulfport Energy Corporation[m]	143,613
35,250	Halliburton Company	1,120,597
1,650	Helix Energy Solutions Group, Inc.[m]	6,649
6,724	Helmerich & Payne, Inc.	341,579
13,027	HollyFrontier Corporation	455,554
203,098	Marathon Oil Corporation	1,976,144
101,395	Marathon Petroleum Corporation	4,237,297
21,740	Nabors Industries, Ltd.	160,006
1,630	National Oilwell Varco, Inc.	53,040
39,010	Noble Corporation	303,888
1,950	Noble Energy, Inc.	63,122
16,740	Oasis Petroleum, Inc.[m]	89,559
4,295	Oceaneering International, Inc.	145,386
615	Oil States International, Inc.[m]	17,361
2,800	OMV AG	72,073
28,292	Parsley Energy, Inc.[m]	544,904
45,806	Patterson-UTI Energy, Inc.	658,690
2,990	PBF Energy, Inc.	104,620
205,332	Petroleo Brasileiro SA ADR[m]	712,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Energy (3.5%) - continued
27,990	Pioneer Energy Services Corporation[m]	$38,346
134,860	Rowan Companies plc	1,705,979
600	Royal Dutch Shell plc	13,120
1,641	Royal Dutch Shell plc, Class B	35,754
6,550	RPC, Inc.	81,679
29,411	Schlumberger, Ltd.	2,125,533
1,900	SemGroup Corporation	42,066
106,124	Southwestern Energy Company[m]	943,442
7,520	Spectra Energy Corporation	206,424
5,225	Statoil ASA	71,496
146,193	Suncor Energy, Inc. ADR	3,442,845
6,240	Superior Energy Services, Inc.	64,334
64,381	Teekay Tankers, Ltd.	294,221
19,160	Tesco Corporation	130,288
280	Tesoro Corporation	24,430
37,670	TETRA Technologies, Inc.[m]	233,177
2,200	Total SA	97,726
13,746	U.S. Silica Holdings, Inc.	256,363
413,855	Weatherford International, Ltd.[m]	2,789,383
12,581	Western Refining, Inc.	413,915
575	World Fuel Services Corporation	22,396
28,310	WPX Energy, Inc.[m]	153,440

	Total	60,292,194

Financials (4.6%)
20,900	Aberdeen Asset Management plc	73,670
800	AEON Financial Service Company, Ltd.	18,404
8,810	Affiliated Managers Group, Inc.[m]	1,182,214
4,535	Alexandria Real Estate Equities, Inc.	359,081
3,200	Allianz SE	517,874
5,390	Allied World Assurance Company Holdings AG	197,220
3,130	American Assets Trust, Inc.	117,031
13,530	American Campus Communities, Inc.	570,966
20,380	American Equity Investment Life Holding Company	370,712
16,860	American Financial Group, Inc.	1,196,723
11,980	American International Group, Inc.	676,630
8,113	Ameris Bancorp	234,709
1,720	AMERISAFE, Inc.	87,737
121,370	Anworth Mortgage Asset Corporation	517,036
4,910	Apartment Investment & Management Company	192,226
21,970	Apollo Residential Mortgage, Inc.	238,375
2,900	Argo Group International Holdings, Ltd.	164,807
13,552	Arthur J. Gallagher & Company	510,097
6,800	Ashford Hospitality Prime, Inc.	74,732
14,600	Aspen Insurance Holdings, Ltd.	679,046
5,640	Associated Banc-Corp	98,982
18,320	Assured Guaranty, Ltd.	435,650
8,900	Australia & New Zealand Banking Group, Ltd.	154,495
45,400	Banco Santander SA	194,557
2,530	BancorpSouth, Inc.	52,826
14,800	Bank Hapoalim, Ltd.	68,744
219,890	Bank of America Corporation	3,109,245
11,100	Bank of New York Mellon Corporation	402,042
5,817	Bank of Nova Scotia	238,302
3,840	Bank of Queensland, Ltd.	35,970
10,278	Bank of the Ozarks, Inc.	455,727
26,000	Bank of Yokohama, Ltd.	138,677
7,140	BankFinancial Corporation	87,608
28,400	BB&T Corporation	927,544

Shares	Common Stock (24.1%)	Value

Financials (4.6%) - continued
22,456	BBCN Bancorp, Inc.	$341,331
9,300	BinckBank NV	74,163
27,450	Blackstone Group, LP	721,112
1,300	BNP Paribas SA	61,583
400	Bolsas y Mercados Espanoles SA	12,017
5,200	Boston Private Financial Holdings, Inc.	53,820
19,650	Brandywine Realty Trust	252,109
2,800	British Land Company plc	29,662
10,403	Brixmor Property Group, Inc.	276,928
29,180	Brookline Bancorp, Inc.	325,649
15,130	Brown & Brown, Inc.	457,682
2,200	Camden Property Trust	167,860
10,950	Capital One Financial Corporation	718,539
4,070	Capital Shopping Centres Group plc	17,417
12,500	CapitaMall Trust	17,562
16,680	Cathay General Bancorp	467,040
81,890	CBL & Associates Properties, Inc.	880,317
8,620	CBRE Group, Inc.[m]	241,101
60,886	Cedar Realty Trust, Inc.	429,855
22,500	Charles Schwab Corporation	574,425
3,380	Chatham Lodging Trust	63,747
3,000	Chiba Bank, Ltd.	18,557
6,150	Chubb, Ltd.	695,380
45,850	Citigroup, Inc.	1,952,293
10,890	Clifton Bancorp, Inc.	157,143
10,270	CNO Financial Group, Inc.	178,698
3,900	CNP Assurances	52,153
83,240	CoBiz Financial, Inc.	914,808
16,777	Columbia Banking System, Inc.	497,103
18,250	Comerica, Inc.	625,975
3,510	Commerce Bancshares, Inc.	144,366
61,100	Corporate Office Properties Trust	1,362,530
4,300	Credit Agricole SA	42,910
1,400	Daiwa House Industry Company, Ltd.	39,526
11,420	DCT Industrial Trust, Inc.	408,722
200	Derwent London plc	9,276
17,700	DEXUS Property Group	93,355
2,450	Digital Realty Trust, Inc.	196,196
8,466	Direct Line Insurance Group plc	45,475
7,097	Douglas Emmett, Inc.	209,929
17,380	Duke Realty Corporation	349,859
16,013	East West Bancorp, Inc.	519,141
18,386	Employers Holdings, Inc.	457,995
9,500	Enova International, Inc.[m]	52,915
16,010	Equity One, Inc.	443,797
1,600	Erste Group Bank AGm	46,218
12,369	Essent Group, Ltd.[m]	222,271
48,430	EverBank Financial Corporation	681,410
6,654	Evercore Partners, Inc.	300,561
28,860	F.N.B. Corporation	347,763
53,060	FelCor Lodging Trust, Inc.	369,298
54,480	Fifth Third Bancorp	860,784
43,980	First Commonwealth Financial Corporation	383,945
1,650	First Defiance Financial Corporation	64,235
3,610	First Financial Corporation	119,311
16,550	First Industrial Realty Trust, Inc.	340,764
2,410	First Interstate BancSystem, Inc.	64,950
37,850	First Midwest Bancorp, Inc.	659,725
3,790	First NBC Bank Holding Company[m]	118,968
28,068	First Potomac Realty Trust	274,786
23,806	First Republic Bank	1,618,808
9,400	FlexiGroup, Ltd.	18,931
15,850	Franklin Street Properties Corporation	154,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Financials (4.6%) - continued
11,200	Frasers Centrepoint Trust	$14,964
26,000	Fukuoka Financial Group, Inc.	110,343
7,571	Genworth Financial, Inc.[m]	21,047
2,110	German American Bancorp, Inc.	67,140
5,289	Getty Realty Corporation	94,567
14,810	Glacier Bancorp, Inc.	349,368
9,780	Great Western Bancorp, Inc.	255,454
28,598	Green Bancorp, Inc.[m]	210,481
1,068	H&R Real Estate Investment Trust	14,371
1,533	Hamborner REIT AG	14,787
2,100	Hammerson plc	17,544
4,170	Hancock Holding Company	99,913
3,200	Hang Seng Bank, Ltd.	53,208
20,312	Hanmi Financial Corporation	440,770
1,500	Hannover Rueckversicherung SE	157,871
4,790	Hanover Insurance Group, Inc.	390,337
32,380	Hartford Financial Services Group, Inc.	1,301,028
24,019	Hatteras Financial Corporation	294,473
1,530	HCI Group, Inc.	50,873
6,500	Henderson Group plc	25,862
2,300	Henderson Land Development Company, Ltd.	12,528
8,340	HFF, Inc.[m]	238,274
2,900	Highwoods Properties, Inc.	122,641
6,000	Hokuhoku Financial Group, Inc.	11,129
17,200	Home BancShares, Inc.	665,812
3,940	Hometrust Bancshares, Inc.[m]	72,890
5,068	Horace Mann Educators Corporation	155,689
12,607	Host Hotels & Resorts, Inc.	174,607
6,668	Houlihan Lokey, Inc.	161,032
7,570	Hudson Pacific Properties, Inc.	192,354
3,400	Hufvudstaden AB	46,852
120,043	Huntington Bancshares, Inc.	1,029,969
25,000	Hysan Development Company, Ltd.	96,867
4,700	ING Groep NV	53,543
9,796	Intercontinental Exchange, Inc.	2,584,185
30,190	Invesco, Ltd.	903,587
16,500	Investec plc	104,975
47,830	Investors Bancorp, Inc.	559,133
9,116	J.P. Morgan Chase & Company	542,402
12,160	Janus Capital Group, Inc.	153,094
2,100	Japan Post Bank Company, Ltd.[m]	25,533
5,570	Kearny Financial Corporation	67,341
4,201	Kennedy-Wilson Holdings, Inc.	85,196
75,990	KeyCorp	848,048
4,292	Kilroy Realty Corporation	239,794
29,600	Kimco Realty Corporation	804,824
11,152	LaSalle Hotel Properties	247,128
4,203	Lazard, Ltd.	151,266
24,910	Lexington Realty Trust	182,590
36,660	Liberty Property Trust	1,074,871
1,704	Lincoln National Corporation	67,240
18,000	Link REIT	103,266
2,050	M&T Bank Corporation	225,869
200	Macquarie Group, Ltd.	10,316
31,920	MetLife, Inc.	1,425,228
22,600	Mitsubishi UFJ Financial Group, Inc.	115,891
22,550	Monmouth Real Estate Investment Corporation	231,814
50,750	Morgan Stanley	1,313,410
6,200	MSCI, Inc.	426,808
200	Muenchener Rueckversicherungs- Gesellschaft AG	38,534
6,725	Nasdaq, Inc.	416,950
13,536	National Interstate Corporation	332,038

Shares	Common Stock (24.1%)	Value

Financials (4.6%) - continued
25,673	Navient Corporation	$245,434
1,580	Navigators Group, Inc.[m]	138,424
56,000	New World Development Company, Ltd.	45,843
9,430	NMI Holdings, Inc.[m]	49,508
16,500	Nordea Bank AB	166,150
4,550	Northern Trust Corporation	282,464
21,940	NorthStar Asset Management Corporation, Inc.	253,188
4,000	Ogaki Kyoritsu Bank, Ltd.	14,017
4,500	Old Mutual plc	10,979
2,880	One Liberty Properties, Inc.	59,674
22,490	Oritani Financial Corporation	376,033
12,999	PacWest Bancorp	477,193
4,890	Parkway Properties, Inc.	65,868
9,465	Pebblebrook Hotel Trust	231,135
8,670	PennyMac Financial Services, Inc.[m]	103,260
9,580	Physicians Realty Trust	163,531
6,760	Piedmont Office Realty Trust, Inc.	125,128
1,560	Piper Jaffray Companies[m]	53,040
4,280	Popular, Inc.	107,599
4,970	Post Properties, Inc.	284,731
2,200	Poste Italiane SPA[f,m]	16,266
6,744	Potlatch Corporation	194,497
4,300	Poundland Group plc	8,733
957	Power Corporation of Canada	20,296
5,500	Primerica, Inc.	247,555
2,240	PrivateBancorp, Inc.	84,291
24,300	Provident Financial Services, Inc.	477,252
18,480	Radian Group, Inc.	185,909
47,350	Ramco-Gershenson Properties Trust	809,211
12,338	Raymond James Financial, Inc.	540,528
9,190	RE/MAX Holdings, Inc.	319,996
11,390	Realogy Holdings Corporation[m]	373,592
3,589	Renasant Corporation	113,951
3,000	Resona Holdings, Inc.	13,796
11,380	Retail Properties of America, Inc.	176,504
3,762	Safeguard Scientifics, Inc.[m]	48,906
1,306	Safety Insurance Group, Inc.	73,685
300	Sampo Oyj	14,527
15,743	Sandy Spring Bancorp, Inc.	418,764
2,100	Schroders plc	82,050
4,240	Seacoast Banking Corporation of Florida[m]	62,837
5,400	Selective Insurance Group, Inc.	169,074
3,960	Sierra Bancorp	72,072
12,680	Silver Bay Realty Trust Corporation REIT	177,013
121,040	SLM Corporation[m]	774,656
400	Sompo Japan Nipponkoa Holdings, Inc.	11,863
640	Sovran Self Storage, Inc.	72,115
25,120	Spirit Realty Captial, Inc.	263,258
14,040	Starwood Property Trust, Inc.	267,322
9,599	State Auto Financial Corporation	209,546
14,936	Stifel Financial Corporation[m]	499,759
58,109	Stockland	170,496
12,770	Store Capital Corporation	316,568
18,000	Sumitomo Mitsui Trust Holdings, Inc.	57,553
24,232	Summit Hotel Properties, Inc.	245,955
12,962	SVB Financial Group[m]	1,313,310
3,600	Swiss Re AG	335,111
20,500	Synchrony Financial[m]	582,610
15,210	Synovus Financial Corporation	464,361
500	Talanx AG	14,447
15,930	Talmer Bancorp, Inc.	255,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Financials (4.6%) - continued
83,820	TCF Financial Corporation	$1,006,678
18,281	TD Ameritrade Holding Corporation	504,190
12,827	Terreno Realty Corporation	288,351
3,910	Territorial Bancorp, Inc.	104,202
300	Tokio Marine Holdings, Inc.	10,734
6,330	TriCo Bancshares	161,478
17,670	TrustCo Bank Corporation	97,185
2,300	U.S. Bancorp	92,138
6,600	UBS Group AG	109,066
7,592	UMH Properties, Inc.	71,593
1,760	Union Bankshares Corporation	40,427
3,250	United Community Banks, Inc.	58,695
26,950	United Financial Bancorp, Inc.	304,535
10,004	United Overseas Bank, Ltd.	127,179
5,640	Urstadt Biddle Properties, Inc.	114,492
10,890	Waddell & Reed Financial, Inc.	298,822
2,000	Wallenstam AB	14,247
4,170	Washington Federal, Inc.	89,029
1,700	Webster Financial Corporation	56,389
7,973	Western Alliance Bancorp[m]	259,760
20,160	Western Asset Mortgage Capital Corporation	197,770
6,120	Whitestone REIT	67,442
19,200	Wing Tai Holdings, Ltd.	20,740
4,744	Wintrust Financial Corporation	199,675
22,820	WisdomTree Investments, Inc.	273,840
5,234	WSFS Financial Corporation	152,100
5,870	XL Group plc	212,846
81,426	Zions Bancorporation	1,846,742

	Total	77,568,638

Health Care (2.8%)
18,634	Abbott Laboratories	705,297
5,380	ABIOMED, Inc.[m]	459,075
10,225	Acadia Healthcare Company, Inc.[m]	624,032
2,100	Acceleron Pharma, Inc.[m]	64,470
4,420	Aceto Corporation	100,997
15,160	Acorda Therapeutics, Inc.[m]	558,191
200	Actelion, Ltd.	26,356
7,060	Aetna, Inc.	718,990
16,441	Akorn, Inc.[m]	427,302
3,440	Albany Molecular Research, Inc.[m]	56,141
8,344	Align Technology, Inc.[m]	551,872
4,082	Allergan plc[m]	1,161,043
6,437	Allscripts Healthcare Solutions, Inc.[m]	88,702
8,419	AmerisourceBergen Corporation	754,006
7,590	Amgen, Inc.	1,159,221
6,980	Amicus Therapeutics, Inc.[m]	42,159
14,075	AMN Healthcare Services, Inc.[m]	396,493
2,350	AmSurg Corporation[m]	171,997
1,371	Anacor Pharmaceuticals, Inc.[m]	103,003
5,577	Analogic Corporation	413,088
15,340	Array BioPharma, Inc.[m]	47,401
1,700	Astellas Pharmaceutical, Inc.	23,539
23,333	Asterias Biotherapeutics, Inc.[m]	74,899
1,043	Atrion Corporation	391,667
100	Bayer AG	11,255
5,860	BioMarin Pharmaceutical, Inc.[m]	433,757
680	Bio-Rad Laboratories, Inc.[m]	86,775
1,867	C.R. Bard, Inc.	342,165
12,700	Cambrex Corporation[m]	439,928
1,400	Cardinal Health, Inc.	113,918
14,716	Cardiovascular Systems, Inc.[m]	124,350
13,120	Centene Corporation[m]	814,227
17,594	Cerner Corporation[m]	1,020,628
3,160	CONMED Corporation	116,730

Shares	Common Stock (24.1%)	Value

Health Care (2.8%) - continued
5,070	Cross Country Healthcare, Inc.[m]	$73,008
400	CSL, Ltd.	29,796
22,170	DENTSPLY International, Inc.	1,305,591
30,572	Depomed, Inc.[m]	468,974
14,500	Edwards Lifesciences Corporation[m]	1,134,045
16,396	Ensign Group, Inc.	368,090
24,942	Envision Healthcare Holdings, Inc.[m]	551,218
2,400	Essilor International SA	297,747
21,597	ExamWorks Group, Inc.[m]	593,054
9,250	Express Scripts Holding Company[m]	664,797
200	Fresenius Medical Care AG & Company KGaA	17,762
200	Gerresheimer AG	14,210
18,883	Gilead Sciences, Inc.	1,567,289
10,300	GlaxoSmithKline plc	212,186
5,620	Globus Medical, Inc.[m]	140,219
5,430	Greatbatch, Inc.[m]	209,652
10,040	HCA Holdings, Inc.[m]	698,583
4,150	HealthSouth Corporation	148,529
4,880	Healthways, Inc.[m]	57,389
2,600	Hikma Pharmaceuticals plc	75,046
3,700	Hill-Rom Holdings, Inc.	180,856
9,500	Hologic, Inc.[m]	322,430
1,234	ICON plc[m]	81,530
11,911	Impax Laboratories, Inc.[m]	446,305
9,700	Inogen, Inc.[m]	322,428
10,138	Intersect ENT, Inc.[m]	180,761
21,889	Ironwood Pharmaceuticals, Inc.[m]	202,035
14,690	Kindred Healthcare, Inc.	141,905
400	Lonza Group AG	61,280
3,050	Magellan Health Services, Inc.[m]	173,850
18,038	Medtronic plc	1,369,445
43,340	Merck & Company, Inc.	2,196,038
1,882	Mettler-Toledo International, Inc.[m]	588,784
42,050	Mylan NVm	2,215,614
7,182	National Healthcare Corporation	453,543
2,110	Natural Health Trends Corporation	42,095
790	Neogen Corporation[m]	41,222
6,207	Neurocrine Biosciences, Inc.[m]	264,108
2,300	Novartis AG	178,189
2,600	Novo Nordisk AS	145,258
15,826	NuVasive, Inc.[m]	729,895
1,700	NxStage Medical, Inc.[m]	32,164
1,280	Omnicell, Inc.[m]	35,827
4,850	PerkinElmer, Inc.	234,352
6,680	Perrigo Company plc	965,794
97,140	Pfizer, Inc.	2,961,799
4,490	PharMerica Corporation[m]	133,308
9,080	Progenics Pharmaceuticals, Inc.[m]	37,864
1,800	Prothena Corporation plc[m]	70,110
5,410	Quality Systems, Inc.	70,925
10,180	Quintiles Transnational Holdings, Inc.[m]	619,249
18,050	Roche Holding AG ADR	585,181
4,050	Sagent Pharmaceuticals, Inc.[m]	61,196
3,600	Sanofi	299,377
18,093	Team Health Holdings, Inc.[m]	739,461
16,370	Teleflex, Inc.	2,221,245
17,917	Triple-S Management Corporation[m]	399,370
17,681	UnitedHealth Group, Inc.	2,036,144
9,968	Universal Health Services, Inc.	1,122,796
8,180	Vanda Pharmaceuticals, Inc.[m]	69,775
2,810	VCA Antech, Inc.[m]	144,069
22,200	Veeva Systems, Inc.[m]	535,020
10,596	Vertex Pharmaceuticals, Inc.[m]	961,587
2,000	Waters Corporation[m]	242,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Health Care (2.8%) - continued
2,915	Wellcare Health Plans, Inc.[m]	$221,482
6,930	West Pharmaceutical Services, Inc.	396,535
7,350	Zoetis, Inc.	316,418

	Total	47,101,898

Industrials (2.6%)
5,767	3M Company	870,817
9,590	ABM Industries, Inc.	287,988
1,000	Adecco SA	61,390
3,140	AECOM[m]	86,162
19,169	Aegion Corporation[m]	345,617
4,260	AGCO Corporation	207,760
1,600	Aida Engineering, Ltd.	14,580
18,625	Air New Zealand, Ltd.	35,731
1,000	Airbus Group NV	62,896
2,450	Allison Transmission Holdings, Inc.	58,285
1,600	Amada Holdings Company, Ltd.	15,111
2,020	AMETEK, Inc.	95,041
400	Andritz AG	18,599
1,640	Applied Industrial Technologies, Inc.	63,042
8,000	Asahi Glass Company, Ltd.	48,778
8,518	Astec Industries, Inc.	317,721
500	Atlas Copco Aktiebolag	10,703
3,610	AZZ, Inc.	185,843
8,617	B/E Aerospace, Inc.	348,558
10,200	BAE Systems plc	75,438
16,346	Beacon Roofing Supply, Inc.[m]	662,013
18,240	Boeing Company	2,191,171
1,800	Brady Corporation	40,392
4,750	Briggs & Stratton Corporation	93,385
2,290	Brink’s Company	67,326
4,690	BWX Technologies, Inc.	140,419
5,200	Caterpillar, Inc.	323,648
5,930	CEB, Inc.	349,751
4,600	Central Glass Company, Ltd.	24,693
700	Central Japan Railway Company	129,930
7,868	CIRCOR International, Inc.	279,235
10,030	CLARCOR, Inc.	470,006
10,850	Colfax Corporation[m]	240,219
17,060	Comfort Systems USA, Inc.	483,480
900	Compagnie de Saint-Gobain	37,093
11,990	Copart, Inc.[m]	401,785
500	Croda International plc	20,420
37,550	CSX Corporation	864,401
3,450	Curtiss-Wright Corporation	238,050
2,000	Dai Nippon Printing Company, Ltd.	18,712
10,050	Danaher Corporation	870,832
2,176	Dart Group plc	17,162
49,640	Delta Air Lines, Inc.	2,198,556
1,500	Deutsche Post AG	36,355
5,450	DigitalGlobe, Inc.[m]	71,395
200	East Japan Railway Company	18,384
12,492	EMCOR Group, Inc.	570,884
2,750	Equifax, Inc.	290,950
13,088	ESCO Technologies, Inc.	450,620
14,200	Expeditors International of Washington, Inc.	640,704
15,788	Federal Signal Corporation	233,504
2,200	Ferrovial SA	48,208
3,100	Flowserve Corporation	119,784
23,106	Fortune Brands Home and Security, Inc.	1,122,721
10,861	Franklin Electric Company, Inc.	296,288
9,550	FTI Consulting, Inc.[m]	323,649
8,489	G & K Services, Inc.	546,522
1,433	Galliford Try plc	30,456

Shares	Common Stock (24.1%)	Value

Industrials (2.6%) - continued
18,003	Gibraltar Industries, Inc.[m]	$382,384
11,492	Granite Construction, Inc.	443,936
5,309	H&E Equipment Services, Inc.	61,850
2,000	Hankyu Hanshin Holdings, Inc.	12,477
3,210	Hawaiian Holdings, Inc.[m]	113,024
11,439	Healthcare Services Group, Inc.	404,597
9,967	Heico Corporation	555,162
4,340	Herman Miller, Inc.	111,191
6,860	Hexcel Corporation	283,867
5,104	HNI Corporation	173,638
300	Hochtief AG	27,554
10,896	Honeywell International, Inc.	1,124,467
200	Hoshizaki Electric Company, Ltd.	13,986
6,611	Hub Group, Inc.[m]	201,437
4,020	Huntington Ingalls Industries, Inc.	514,078
12,709	Huron Consulting Group, Inc.[m]	713,102
950	Illinois Tool Works, Inc.	85,566
1,100	Inaba Denki Sangyo Company, Ltd.	34,308
14,050	Ingersoll-Rand plc	723,153
5,350	Insperity, Inc.	240,375
2,800	Intrum Justitia AB	92,782
13,100	ITOCHU Corporation	153,963
702	Jardine Matheson Holdings, Ltd.	36,879
9,210	JB Hunt Transport Services, Inc.	669,567
1,310	John Bean Technologies Corporation	60,011
12,010	Joy Global, Inc.	119,740
200	Jungheinrich AG	15,960
1,559	Kaman Corporation	62,111
4,680	KAR Auction Services, Inc.	156,406
1,000	Keisei Electric Railway Company, Ltd.	13,294
17,122	Kforce, Inc.	381,821
4,900	KITZ Corporation	21,929
3,200	KONE Oyj	140,652
1,100	Koninklijke Boskalis Westminster NV	43,332
22,190	Korn/Ferry International	683,674
2,662	Landstar System, Inc.	152,825
1,200	Lincoln Electric Holdings, Inc.	63,888
3,150	Lockheed Martin Corporation	664,650
10,141	Manpower, Inc.	774,265
10,950	Masco Corporation	288,970
16,068	McGrath Rentcorp	392,220
24,910	Meritor, Inc.[m]	170,135
4,053	Middleby Corporation[m]	366,229
1,900	MIRAIT Holdings Corporation	14,801
2,000	Mitsuboshi Belting, Ltd.	14,780
2,287	MSA Safety, Inc.	97,884
28,625	Navigant Consulting, Inc.[m]	451,989
7,337	Nielsen Holdings plc	353,350
2,100	Nikkon Holdings Company, Ltd.	37,917
3,000	Nippon Express Company, Ltd.	14,053
3,400	Nitto Kogyo Corporation	56,304
4,579	Nordson Corporation	276,709
4,108	Norfolk Southern Corporation	289,614
1,970	Northrop Grumman Corporation	364,568
1,800	Obayashi Corporation	16,239
5,010	Old Dominion Freight Line, Inc.[m]	274,698
13,504	On Assignment, Inc.[m]	521,930
8,266	Oshkosh Corporation	272,199
11,557	PGT, Inc.[m]	113,259
7,900	PowerSecure International, Inc.[m]	86,742
10,004	Progressive Waste Solutions, Ltd.	281,813
10,716	Proto Labs, Inc.[m]	589,273
5,240	Quanex Building Products Corporation	96,992
200	Randstad Holding NV	10,896
8,630	Raven Industries, Inc.	129,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Industrials (2.6%) - continued
1,074	RBC Bearings, Inc.[m]	$63,720
6,780	Resources Connection, Inc.	102,446
2,810	Rexnord Corporation[m]	46,000
211	Rieter Holding AG	39,112
10,557	Ritchie Brothers Auctioneers, Inc.	241,544
3,600	Rockwell Automation, Inc.	344,052
6,000	Rockwell Collins, Inc.	485,280
4,359	Roper Industries, Inc.	765,745
1,090	Ryder System, Inc.	57,955
648	Saft Groupe SA	16,938
7,890	Saia, Inc.[m]	168,767
6,900	SIG plc	13,244
34,985	Southwest Airlines Company	1,316,136
5,960	Spirit Aerosystems Holdings, Inc.[m]	252,704
2,073	Stericycle, Inc.[m]	249,486
9,874	Swift Transportation Company[m]	161,045
3,760	Tennant Company	203,454
1,520	Tetra Tech, Inc.	40,265
3,794	Textron, Inc.	129,831
300	Thales SA	22,834
3,000	Toppan Printing Company, Ltd.	26,106
7,730	Toro Company	576,040
6,290	TransUnion[m]	155,615
400	Travis Perkins plc	10,466
2,858	Triumph Group, Inc.	72,879
2,300	TrueBlue, Inc.[m]	52,532
6,565	Tyco International plc	225,770
930	UniFirst Corporation	97,929
3,570	United Continental Holdings, Inc.[m]	172,360
12,400	United Parcel Service, Inc.	1,155,680
7,326	United Rentals, Inc.[m]	350,989
8,445	Universal Forest Products, Inc.	581,776
12,300	Universal Truckload Services, Inc.	158,793
200	Vestas Wind Systems AS	13,087
2,600	WABCO Holdings, Inc.[m]	233,090
9,007	WageWorks, Inc.[m]	402,973
19,536	Waste Connections, Inc.	1,171,574
1,355	Watsco, Inc.	157,465
5,980	Wesco Aircraft Holdings, Inc.[m]	67,514
4,370	West Corporation	79,141
2,380	Xylem, Inc.	85,561
4,020	YRC Worldwide, Inc.[m]	41,567
600	Yuasa Trading Company, Ltd.	13,509

	Total	44,907,138

Information Technology (4.3%)
10,307	A10 Networks, Inc.[m]	61,017
2,150	Accenture plc	226,911
37,980	ACI Worldwide, Inc.[m]	679,842
6,326	Advanced Energy Industries, Inc.[m]	177,634
20,831	Agilent Technologies, Inc.	784,287
12,547	Akamai Technologies, Inc.[m]	572,394
13,130	Alibaba Group Holding, Ltd. ADR[m]	880,104
2,000	Alliance Data Systems Corporation[m]	399,580
1,949	Alphabet, Inc., Class Am	1,483,871
3,310	Alphabet, Inc., Class Cm	2,459,165
8,248	Ambarella, Inc.[m]	327,281
12,390	Amkor Technology, Inc.[m]	76,075
26,329	Amphenol Corporation	1,305,129
400	AMS AG	11,046
3,690	Analog Devices, Inc.	198,743
5,988	ANSYS, Inc.[m]	528,082
35,854	Apple, Inc.	3,490,028
21,276	Applied Materials, Inc.	375,521
8,910	Arista Networks, Inc.[m]	534,867
13,884	Aspen Technology, Inc.[m]	450,397

Shares	Common Stock (24.1%)	Value

Information Technology (4.3%) - continued
160	AtoS	$12,648
3,750	AVG Technologies NVm	70,762
6,350	Avnet, Inc.	253,492
7,200	AVX Corporation	82,656
13,675	Belden, Inc.	584,196
1,930	Benchmark Electronics, Inc.[m]	40,530
2,990	Black Knight Financial Services, Inc.[m]	90,208
19,280	Booz Allen Hamilton Holding Corporation	545,431
5,350	Broadridge Financial Solutions, Inc.	286,546
96,467	Brocade Communications Systems, Inc.	769,807
36,559	Brooks Automation, Inc.	348,407
11,397	Cabot Microelectronics Corporation[m]	463,174
4,272	CACI International, Inc.[m]	354,875
3,360	Cadence Design Systems, Inc.[m]	65,722
1,800	Canon, Inc.	50,296
6,176	Cardtronics, Inc.[m]	190,283
7,770	Cavium, Inc.[m]	448,873
3,200	CDK Global, Inc.	140,960
11,300	CDW Corporation	434,485
2,600	Check Point Software Technologies, Ltd.[m]	204,906
21,580	Ciena Corporation[m]	383,477
5,900	Cirrus Logic, Inc.[m]	204,848
156,290	Cisco Systems, Inc.	3,718,139
17,311	Cognex Corporation	558,280
7,250	Cognizant Technology Solutions Corporation[m]	458,997
4,500	Coherent, Inc.[m]	347,715
3,200	Comtech Telecommunications Corporation	62,464
8,870	Convergys Corporation	216,783
24,100	CoreLogic, Inc.[m]	860,370
1,016	Cornerstone OnDemand, Inc.[m]	31,181
18,030	Criteo SA ADR[m]	533,327
5,110	Cvent, Inc.[m]	134,955
12,163	Demandware, Inc.[m]	516,076
1,500	Dialog Semiconductor plc[m]	45,890
7,270	DSP Group, Inc.[m]	69,574
2,301	DST Systems, Inc.	242,548
17,300	eBay, Inc.[m]	405,858
20,716	Electro Rent Corporation	181,058
54,960	EMC Corporation	1,361,359
8,180	Envestnet, Inc.[m]	191,821
4,490	EVERTEC, Inc.	61,693
4,310	ExlService Holdings, Inc.[m]	188,175
5,548	F5 Networks, Inc.[m]	520,291
19,435	Fabrinet[m]	484,126
38,600	Facebook, Inc.[m]	4,331,306
4,880	FEI Company	353,556
1,290	FleetCor Technologies, Inc.[m]	158,464
21,690	FLIR Systems, Inc.	634,216
21,678	Fortinet, Inc.[m]	610,019
6,500	FUJIFILM Holdings NPV	251,146
2,948	Gartner, Inc.[m]	259,100
22,170	Glu Mobile, Inc.[m]	48,996
17,309	Guidewire Software, Inc.[m]	952,687
11,490	Harmonic, Inc.[m]	37,917
2,000	Hitachi Kokusai Electric, Inc.	24,081
1,000	Hoya Corporation	38,602
3,326	IAC/InterActiveCorporation	172,752
900	IBIDEN Company, Ltd.	12,678
9,468	Imperva, Inc.[m]	488,170
35,180	Intel Corporation	1,091,284
1,100	IT Holdings Corporation	24,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Information Technology (4.3%) - continued
900	ITOCHU Techno-Solutions Corporation	$14,614
32,387	Ixia[m]	309,944
9,614	Juniper Networks, Inc.	226,890
400	Kyocera Corporation	16,680
740	Leidos Holdings, Inc.	34,129
2,600	Liberty Tripadvisor Holdings, Inc.[m]	58,058
4,778	Littelfuse, Inc.	486,878
990	LogMeIn, Inc.[m]	51,718
4,183	Manhattan Associates, Inc.[m]	241,150
9,460	Marvell Technology Group, Ltd.	83,721
5,970	MasterCard, Inc.	531,509
10,031	Maxim Integrated Products, Inc.	335,035
21,150	Mentor Graphics Corporation	367,587
9,471	Methode Electronics, Inc.	246,814
15,070	Microsemi Corporation[m]	477,719
101,510	Microsoft Corporation	5,592,186
13,222	Monolithic Power Systems, Inc.	827,301
550	Morningstar, Inc.	44,226
14,200	Nanometrics, Inc.[m]	200,646
8,020	National Instruments Corporation	228,570
2,700	NEC Networks & System Integration Corporation	44,679
1,310	NetScout Systems, Inc.[m]	28,230
11,573	Newport Corporation[m]	176,257
7,507	Nice Systems, Ltd. ADR	454,399
1,000	NS Solutions Corporation	22,672
58,886	NVIDIA Corporation	1,724,771
6,310	NXP Semiconductors NVm	471,862
10,300	ON Semiconductor Corporation[m]	88,168
36,050	Oracle Corporation	1,308,975
4,808	Palo Alto Networks, Inc.[m]	718,748
32,670	Pandora Media, Inc.[m]	317,552
9,300	Paylocity Holding Corporation[m]	289,416
29,489	PayPal Holdings, Inc.[m]	1,065,732
3,224	Plantronics, Inc.	144,532
22,017	Progress Software Corporation[m]	570,020
14,735	Proofpoint, Inc.[m]	742,055
6,370	PTC, Inc.[m]	188,616
12,114	QLIK Technologies, Inc.[m]	303,335
1,720	Rackspace Hosting, Inc.[m]	34,761
5,600	RealPage, Inc.[m]	108,024
5,000	Red Hat, Inc.[m]	350,250
13,160	Ruckus Wireless, Inc.[m]	110,676
35,350	Salesforce.com, Inc.[m]	2,405,921
1,000	SAP SE	79,685
2,150	ScanSource, Inc.[m]	67,467
6,338	ServiceNow, Inc.[m]	394,287
4,000	Shinko Electric Industries Company, Ltd.	24,486
17,750	ShoreTel, Inc.[m]	145,727
5,850	Symantec Corporation	116,064
8,386	Synopsys, Inc.[m]	359,759
200	TDK Corporation	10,986
1,120	Tech Data Corporation[m]	69,888
37,725	Teradyne, Inc.	732,997
4,560	Tessera Technologies, Inc.	131,419
24,580	Texas Instruments, Inc.	1,301,019
2,327	Tyler Technologies, Inc.[m]	365,479
5,871	Ultimate Software Group, Inc.[m]	1,031,124
13,650	Ultra Clean Holdings, Inc.[m]	70,434
7,400	Vantiv, Inc.[m]	348,170
22,634	Virtusa Corporation[m]	1,012,192
24,680	Visa, Inc.	1,838,413
11,640	Web.com Group, Inc.[m]	219,181
10,340	Xerox Corporation	100,815

Shares	Common Stock (24.1%)	Value

Information Technology (4.3%) - continued
12,550	Xilinx, Inc.	$630,888

	Total	72,823,990

Materials (1.0%)
9,307	Agnico Eagle Mines, Ltd.	273,998
13,000	Albemarle Corporation	684,320
48,759	Alcoa, Inc.	355,453
5,360	Allegheny Technologies, Inc.	50,277
8,699	American Vanguard Corporation	97,951
200	Aurubis AG	8,154
5,593	Avery Dennison Corporation	340,558
8,142	Axalta Coating Systems, Ltd.[m]	193,861
2,253	Balchem Corporation	126,483
7,779	Ball Corporation	519,871
51,908	Barrick Gold Corporation	514,408
3,120	Berry Plastics Group, Inc.[m]	97,032
5,200	BHP Billiton plc	50,493
14,400	BHP Billiton, Ltd.	158,140
4,200	BillerudKorsnas AB	66,927
2,450	Boise Cascade Company[m]	50,617
4,700	Boral, Ltd.	18,860
1,200	Buzzi Unicem SPA	18,185
1,910	Carpenter Technology Corporation	53,022
5,040	Celanese Corporation	320,897
6,546	CF Industries Holdings, Inc.	196,380
17,249	Chemtura Corporation[m]	452,614
3,453	Clearwater Paper Corporation[m]	135,219
26,353	Crown Holdings, Inc.[m]	1,209,076
7,000	Daicel Corporation	102,977
15,160	Dow Chemical Company	636,720
1,893	Eagle Materials, Inc.	101,351
4,550	Eastman Chemical Company	278,505
36,043	Eldorado Gold Corporation	80,736
400	Evonik Industries AG	12,349
14,007	FMC Corporation	500,330
40,849	Freeport-McMoRan, Inc.	187,905
35,347	Goldcorp, Inc.	400,835
7,650	Graphic Packaging Holding Company	86,904
1,400	Hexpol AB	12,423
800	Holmen AB	22,928
2,680	Innophos Holdings, Inc.	71,583
8,769	Innospec, Inc.	437,135
23,863	International Paper Company	816,353
800	JFE Holdings, Inc.	10,845
2,300	KapStone Paper and Packaging Corporation	33,994
62,214	Kinross Gold Corporation[m]	102,031
3,060	Koppers Holdings, Inc.[m]	51,806
200	LafargeHolcim, Ltd.	8,418
100	Linde AG	13,607
2,408	Martin Marietta Materials, Inc.	302,397
4,627	Minerals Technologies, Inc.	189,661
2,200	Mitsubishi Chemical Holdings Corporation	12,270
27,950	Mosaic Company	673,595
23,972	Myers Industries, Inc.	273,041
28,131	Newmont Mining Corporation	561,495
1,900	Nippon Steel & Sumitomo Metal Corporation	34,056
1,300	Novozymes AS	54,261
10,730	Nucor Corporation	419,221
3,000	Oji Holdings Corporation	12,116
12,940	Olin Corporation	219,204
19,914	Owens-Illinois, Inc.[m]	257,687
13,817	Packaging Corporation of America	702,318
19,319	PolyOne Corporation	522,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (24.1%)	Value

Materials (1.0%) - continued
840	Quaker Chemical Corporation	$63,008
2,040	Reliance Steel & Aluminum Company	116,158
900	Rio Tinto plc	22,070
400	Rio Tinto, Ltd.	11,296
3,353	Royal Gold, Inc.	99,886
3,800	RPM International, Inc.	149,150
6,360	Schnitzer Steel Industries, Inc.	85,542
3,800	Scotts Miracle-Gro Company	260,984
10,307	Sealed Air Corporation	417,743
15,796	Silver Wheaton Corporation	185,761
10,190	Sonoco Products Company	402,607
21,705	Steel Dynamics, Inc.	398,287
3,000	Sumitomo Seika Chemicals Company, Ltd.	17,378
27,597	Teck Resources, Ltd.	102,937
2,000	Tosoh Corporation	9,678
2,900	UPM-Kymmene Oyj	47,260
5,074	Vulcan Materials Company	447,527
1,230	Westlake Chemical Corporation	55,940
14,212	Westrock Company	501,399
2,100	Worthington Industries, Inc.	64,239
52,252	Yamana Gold, Inc.	88,828
3,039	Yara International ASA	115,208

	Total	17,859,511

Telecommunications Services (0.2%)
31,510	Cincinnati Bell, Inc.[m]	102,092
3,800	Elisa Oyj	137,632
3,400	Freenet AG	105,732
5,700	IDT Corporation	72,390
50,378	KCOM Group plc	83,269
4,921	Level 3 Communications, Inc.[m]	240,194
5,620	Lumos Networks Corporation[m]	65,080
900	NTT DOCOMO, Inc.	19,961
8,700	Orange SA	154,473
22,200	ORBCOMM, Inc.[m]	162,060
1,700	Proximus SA	58,764
9,674	SBA Communications Corporation[m]	960,435
3,100	TeliaSonera AB	14,641
14,200	Telstra Corporation, Ltd.	57,217
25,012	Verizon Communications, Inc.	1,249,850
40,730	Vonage Holdings Corporation[m]	208,945

	Total	3,692,735

Utilities (0.7%)
31,900	A2A SPA	38,251
17,420	AES Corporation	165,490
1,520	Ameren Corporation	68,278
11,350	American Electric Power Company, Inc.	692,009
9,540	American States Water Company	433,116
24,810	American Water Works Company, Inc.	1,610,417
5,180	Aqua America, Inc.	163,325
6,570	Artesian Resources Corporation	199,137
32,850	Atlantic Power Corporation	61,430
1,110	Atmos Energy Corporation	76,834
12,010	California Water Service Group	301,331
1,160	Chesapeake Utilities Corporation	73,045
4,000	CLP Holdings, Ltd.	33,600
6,700	Edison International, Inc.	414,060
27,700	Electricidade de Portugal SA	96,730
4,485	FirstEnergy Corporation	148,274
3,148	Laclede Group, Inc.	201,283
19,140	MDU Resources Group, Inc.	323,083
2,800	Middlesex Water Company	81,200
2,180	New Jersey Resources Corporation	76,780

Shares	Common Stock (24.1%)	Value

Utilities (0.7%) - continued
4,000	NRG Yield, Inc.	$52,960
1,270	OGE Energy Corporation	33,312
8,150	Otter Tail Corporation	226,896
9,560	Pacific Ethanol, Inc.[m]	33,364
37,160	PG&E Corporation	2,040,456
7,093	PNM Resources, Inc.	222,791
5,900	Public Service Enterprise Group, Inc.	243,670
23,280	Questar Corporation	474,679
15,900	Redes Energeticas Nacionais SGPS SA	47,795
7,950	Renewable Energy Group, Inc.[m]	55,094
400	Severn Trent plc	12,552
15,000	Southern Company	733,800
10,620	Southwest Gas Corporation	624,775
49,179	Talen Energy Corporation[m]	351,630
3,000	Toho Gas Company, Ltd.	19,730
13,330	UGI Corporation	453,220
6,900	United Utilities Group plc	94,404
7,640	Vectren Corporation	319,658
3,110	WEC Energy Group, Inc.	171,765
4,030	Westar Energy, Inc.	175,547

	Total	11,645,771

	Total Common Stock (cost $427,436,281)	409,791,029

Shares	Collateral Held for Securities Loaned (0.1%)	Value

2,622,248	Thrivent Cash Management Trust	2,622,248

	Total Collateral Held for Securities Loaned (cost $2,622,248)	2,622,248

Shares or Principal Amount	Short-Term Investments (14.5%)[n]	Value

	Federal Home Loan Bank Discount Notes
10,700,000	0.333%, 2/1/2016	10,699,802
15,950,000	0.204%, 2/3/2016	15,949,638
4,600,000	0.290%, 2/9/2016	4,599,629
9,000,000	0.296%, 2/17/2016	8,998,668
8,844,000	0.336%, 2/19/2016	8,842,349
11,000,000	0.300%, 2/24/2016	10,997,708
9,000,000	0.373%, 3/4/2016	8,996,827
9,400,000	0.309%, 3/9/2016	9,396,851
2,000,000	0.420%, 3/10/2016	1,999,067
500,000	0.310%, 3/18/2016	499,793
1,000,000	0.370%, 3/21/2016	999,476
1,900,000	0.375%, 4/8/2016[o]	1,898,634
1,300,000	0.381%, 4/22/2016[o]	1,298,858
	Federal Home Loan Mortgage Corporation Discount Notes
1,800,000	0.243%, 2/4/2016[o]	1,799,939
3,100,000	0.280%, 2/12/2016[o]	3,099,686
5,500,000	0.215%, 2/17/2016[o]	5,499,410
1,500,000	0.250%, 2/19/2016[o]	1,499,792
	Federal National Mortgage
	Association Discount Notes
800,000	0.230%, 2/3/2016[o]	799,980
3,200,000	0.250%, 2/10/2016[o]	3,199,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.5%)[n]	Value

145,489,744	Thrivent Cash Management Trust 0.270%	$145,489,744

	Total Short-Term Investments (at amortized cost)	246,565,607

	Total Investments (cost $1,794,460,734) 109.3%	$1,858,616,609

	Other Assets and Liabilities, Net (9.3%)	(157,369,433)

	Total Net Assets 100.0%	$1,701,247,176

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	Defaulted security. Interest is not being accrued.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $30,673,193 or 1.8% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of January 29, 2016 was $15,959,246 or 0.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462

Security	Acquisition Date	Cost
Ares CLO, Ltd., 10/12/2023	5/15/2015	$525,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	941,022
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	82,318
Digicel, Ltd., 4/15/2021	8/18/2014	333,970
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	753,252
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	50,324
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	725,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,649,230
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	204,126
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	999,467
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$2,525,796

Total lending	$2,525,796
Gross amount payable upon return of collateral for securities loaned	$2,622,248

Net amounts due to counterparty	$96,452

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$132,772,353
Gross unrealized depreciation	(68,616,478)

Net unrealized appreciation (depreciation)	$64,155,875

Cost for federal income tax purposes	$1,794,460,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,571,835	–	3,571,835	–
Capital Goods	330,626	–	330,626	–
Communications Services	19,792,819	–	18,768,014	1,024,805
Consumer Cyclical	7,944,584	–	7,944,584	–
Consumer Non-Cyclical	3,531,723	–	3,531,723	–
Energy	2,611,649	–	1,659,162	952,487
Financials	1,850,263	–	1,850,263	–
Technology	3,836,990	–	3,836,990	–
Transportation	981,750	–	570,414	411,336
Utilities	1,059,832	–	1,059,832	–
Registered Investment Companies
Affiliated Equity Holdings	451,903,241	451,903,241	–	–
Affiliated Fixed Income Holdings	189,102,315	189,102,315	–	–
Fixed Income Funds/ETFs	27,064,901	27,064,901	–	–
Equity Funds/ETFs	11,429,663	11,429,663	–	–
Long-Term Fixed Income
Asset-Backed Securities	14,465,375	–	14,465,375	–
Basic Materials	2,323,332	–	2,323,332	–
Capital Goods	7,633,593	–	7,633,593	–
Collateralized Mortgage Obligations	21,520,553	–	21,520,553	–
Commercial Mortgage-Backed Securities	19,357,500	–	19,357,500	–
Communications Services	16,440,165	–	16,440,165	–
Consumer Cyclical	9,755,684	–	9,755,684	–
Consumer Non-Cyclical	17,294,923	–	17,294,923	–
Energy	9,653,716	–	9,653,716	–
Financials	37,122,076	–	37,122,076	–
Foreign Government	841,844	–	841,844	–
Mortgage-Backed Securities	161,271,619	–	161,271,619	–
Technology	7,580,836	–	7,580,836	–
Transportation	3,284,386	–	3,284,386	–
U.S. Government and Agencies	136,353,529	–	136,353,529	–
Utilities	9,726,403	–	9,726,403	–
Common Stock
Consumer Discretionary	54,187,869	52,289,381	1,898,488	–
Consumer Staples	19,711,285	18,135,721	1,575,564	–
Energy	60,292,194	59,564,640	727,554	–
Financials	77,568,638	73,256,663	4,311,975	–
Health Care	47,101,898	45,709,897	1,392,001	–
Industrials	44,907,138	43,255,097	1,652,041	–
Information Technology	72,823,990	72,139,527	684,463	–
Materials	17,859,511	17,019,612	839,899	–
Telecommunications Services	3,692,735	3,061,046	631,689	–
Utilities	11,645,771	11,302,709	343,062	–
Collateral Held for Securities Loaned	2,622,248	2,622,248	–	–
Short-Term Investments	246,565,607	145,489,744	101,075,863	–

Total	$1,858,616,609	$1,223,346,405	$632,881,576	$2,388,628

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	11,865,364	11,865,364	–	–

Total Asset Derivatives	$11,865,364	$11,865,364	$–	$–

Liability Derivatives
Futures Contracts	9,417,473	9,417,473	–	–

Total Liability Derivatives	$9,417,473	$9,417,473	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period. The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Moderate Allocation Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $17,197,215 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(559)	March 2016	($121,598,236)	($122,211,375)	($613,139)
5-Yr. U.S. Treasury Bond Futures	645	March 2016	76,439,537	77,833,363	1,393,826
10-Yr. U.S. Treasury Bond Futures	280	March 2016	35,355,244	36,281,876	926,632
30-Yr. U.S. Treasury Bond Futures	164	March 2016	25,106,603	26,409,126	1,302,523
CME E-mini NASDAQ 100 Index	(670)	March 2016	(61,767,971)	(57,124,200)	4,643,771
CME S&P 500 Index	172	March 2016	85,369,927	82,994,300	(2,375,627)
Eurex Euro STOXX 50 Index	1,805	March 2016	62,472,977	59,735,838	(2,737,139)
ICE mini MSCI EAFE Index	645	March 2016	53,167,953	51,651,600	(1,516,353)
NYBOT NYF mini Russell 2000 Index	190	March 2016	21,417,638	19,596,600	(1,821,038)
S&P 400 Index Mini-Futures	(601)	March 2016	(82,618,092)	(79,019,480)	3,598,612
Ultra Long Term U.S. Treasury Bond Futures	(42)	March 2016	(6,625,698)	(6,979,875)	(354,177)
Total Futures Contracts					$2,447,891

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Small Cap Stock	$20,745,336	$1,560,377	$–	1,064,587	$18,843,187	$47,826
Mid Cap Stock	70,078,016	7,436,519	–	3,310,082	63,785,272	308,292
Partner Worldwide Allocation	154,037,612	2,497,426	45,000,000	11,415,969	100,917,165	2,497,426
Large Cap Growth	113,927,723	5,731,866	–	12,133,177	105,437,306	–
Large Cap Value	138,319,791	9,422,768	–	7,375,203	125,968,462	2,093,810
Large Cap Stock	40,147,868	1,926,621	–	1,587,961	36,951,849	549,339
High Yield	43,743,635	454,981	12,140,124	6,768,312	29,780,571	455,075
Income	135,810,509	1,448,816	35,350,310	11,304,214	99,024,912	970,887
Government Bond	23,350,646	–	23,172,372	–	–	6,390
Limited Maturity Bond	60,715,036	248,410	373,664	4,898,199	60,296,832	248,353
Cash Management Trust- Collateral Investment	675,685	21,606,342	19,659,779	2,622,248	2,622,248	6,764
Cash Management Trust- Short Term Investment	3,000,000	192,341,590	49,851,846	145,489,744	145,489,744	40,398
Total Value and Income Earned	$804,551,857				$789,117,548	$7,224,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$1,325,783	4.250%, 6/30/2019	$915,785
	Ineos US Finance, LLC, Term Loan
588,639	3.750%, 12/15/2020	560,679
	PolyOne Corporation, Term Loan
200,000	3.750%, 11/11/2022	200,000
	Tronox Pigments BV, Term Loan
283,014	4.500%, 3/19/2020	247,872

	Total	1,924,336

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
187,840	4.000%, 12/13/2019	156,026

	Total	156,026

Communications Services (1.3%)
	Birch Communication Inc., Term Loan
387,500	7.750%, 7/17/2020	348,750
	Cengage Learning Acquisitions, Term Loan
1,101,471	7.000%, 3/31/2020	1,071,874
	Fairpoint Communications, Term Loan
510,562	7.500%, 2/14/2019	501,628
	Grande Communications Networks, LLC, Term Loan
297,382	4.500%, 5/29/2020	290,691
	Hargray Communications Group, Inc., Term Loan
542,043	5.250%, 6/26/2019	539,165
	IMG Worldwide, Inc., Term Loan
200,000	8.250%, 5/6/2022	173,500
	Integra Telecom Holdings, Inc., Term Loan
296,658	5.250%, 8/14/2020	282,938
92,618	9.750%, 2/12/2021	89,724
	Intelsat Jackson Holdings SA, Term Loan
496,057	3.750%, 6/30/2019	474,667
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	4.500%, 1/7/2022	435,662
	LTS Buyer, LLC, Term Loan
522,719	4.000%, 4/13/2020	511,774
16,445	8.000%, 4/12/2021	15,725
	McGraw-Hill Global Education Holdings, LLC, Term Loan
532,700	4.750%, 3/22/2019	521,380
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	29,386
	NEP/NCP Holdco, Inc., Term Loan
763,579	4.250%, 1/22/2020	724,446
	NTelos, Inc., Term Loan
159,637	5.750%, 11/9/2019	158,839
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	273,589
	TNS, Inc., Term Loan
188,444	5.000%, 2/14/2020	184,852
	Univision Communications, Inc., Term Loan
752,323	4.000%, 3/1/2020	733,108

Principal Amount	Bank Loans (3.3%)[a]	Value

Communications Services (1.3%) - continued
	Virgin Media Investment Holdings, Ltd., Term Loan
$430,926	3.500%, 6/30/2023	$421,868
	WideOpenWest Finance, LLC, Term Loan
671,129	4.500%, 4/1/2019	652,672
	XO Communications, LLC, Term Loan
137,550	4.250%, 3/20/2021	134,770
	Yankee Cable Acquisition, LLC, Term Loan
379,251	4.250%, 3/1/2020	372,971
	Zayo Group, LLC, Term Loan
597,295	3.750%, 5/6/2021	587,965

	Total	9,531,944

Consumer Cyclical (0.6%)
	Amaya BV, Term Loan
627,104	5.000%, 8/1/2021	576,546
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,882	4.250%, 8/13/2021	289,632
	Ceridian HCM Holding, Inc., Term Loan
115,169	4.500%, 9/15/2020	99,429
	Golden Nugget, Inc., Delayed Draw
54,990	5.500%, 11/21/2019	54,509
	Golden Nugget, Inc., Term Loan
128,310	5.500%, 11/21/2019	127,187
	IMG Worldwide, Inc., Term Loan
1,060,173	5.250%, 5/6/2021	1,034,337
	J.C. Penney Corporation, Inc., Term Loan
146,250	6.000%, 5/22/2018	142,777
	Marina District Finance Company, Inc., Term Loan
367,525	6.500%, 8/15/2018	366,606
	Mohegan Tribal Gaming Authority, Term Loan
859,344	5.500%, 6/15/2018	831,725
	Rite Aid Corporation, Term Loan
160,000	5.750%, 8/21/2020	160,000
	ROC Finance, LLC, Term Loan
557,175	5.000%, 6/20/2019	493,796
	Scientific Games International, Inc., Term Loan
168,722	6.000%, 10/1/2021	149,793

	Total	4,326,337

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
461,825	5.500%, 3/21/2019	456,948
340,000	5.500%, 12/21/2022	331,925
	Ortho-Clinical Diagnostics, Inc., Term Loan
74,433	4.750%, 6/30/2021	65,241
	Supervalu, Inc., Term Loan
466,524	4.500%, 3/21/2019	447,652

	Total	1,301,766

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
240,178	4.250%, 12/14/2022	235,476
	Arch Coal, Inc., Term Loan
742,258	0.000%, 5/16/2018[b]	218,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value

Energy (0.2%) - continued
	Energy Solutions, LLC, Term Loan
$154,746	6.750%, 5/29/2020	$128,440
	Expro Holdings UK 2, Ltd., Term Loan
148,125	5.750%, 9/2/2021	86,865
	Houston Fuel Oil Terminal, LLC, Term Loan
291,313	4.250%, 8/19/2021	256,355
	McJunkin Red Man Corporation, Term Loan
158,986	4.750%, 11/8/2019	141,497
	Offshore Group Investment, Ltd., Term Loan
419,250	0.000%, 3/28/2019[c]	71,096
	Pacific Drilling SA, Term Loan
199,875	4.500%, 6/3/2018	51,134
	Targa Resources Partners, LP, Term Loan
55,814	5.750%, 2/27/2022	46,884

	Total	1,236,505

Financials (0.2%)
	DJO Finance, LLC, Term Loan
243,775	4.250%, 6/7/2020	234,431
	Harland Clarke Holdings Corporation, Term Loan
57,000	6.000%, 8/4/2019	53,390
	MoneyGram International, Inc., Term Loan
403,588	4.250%, 3/27/2020	368,609
	WaveDivision Holdings, LLC, Term Loan
620,800	4.000%, 10/15/2019	608,899

	Total	1,265,329

Technology (0.3%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,000,000	0.000%, 2/1/2023[d,e]	983,280
	First Data Corporation, Term Loan
530,000	3.927%, 3/23/2018	522,601
275,000	3.927%, 9/24/2018	270,925
175,000	4.177%, 7/8/2022	171,544
	Infor US, Inc., Term Loan
226,469	3.750%, 6/3/2020	212,937
	NXP BV, Term Loan
250,000	3.750%, 12/7/2020	249,375
	SS&C European Holdings SARL, Term Loan
185,112	4.007%, 7/8/2022	184,186
26,596	4.018%, 7/8/2022	26,464

	Total	2,621,312

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
236,400	5.250%, 8/5/2019	205,668
	United Airlines, Inc., Term Loan
252,850	3.250%, 4/1/2019	250,584
19,375	3.500%, 9/15/2021	19,206

	Total	475,458

Utilities (0.1%)
	Calpine Corporation, Term Loan
337,478	4.000%, 10/9/2019	328,150

Principal Amount	Bank Loans (3.3%)[a]	Value

Utilities (0.1%) - continued
	Intergen NV, Term Loan
$195,000	5.500%, 6/15/2020	$174,037

	Total	502,187

	Total Bank Loans (cost $25,765,380)	23,341,200

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Asset-Backed Securities (1.7%)
	Access Group, Inc.
277,443	0.927%, 2/25/2036[f,g]	270,132
	Ares CLO, Ltd.
550,000	1.911%, 10/12/2023*,g	547,744
	BA Credit Card Trust
220,000	0.806%, 6/15/2021[g]	219,645
	Bayview Opportunity Master Fund Trust
777,315	3.721%, 2/28/2035*	776,906
	Betony CLO, Ltd.
150,000	2.132%, 4/15/2027*,g	148,471
	Capital One Multi-Asset Execution Trust
300,000	0.806%, 1/18/2022[g]	298,609
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,350
125,000	1.620%, 7/15/2020	125,924
	Chesapeake Funding, LLC
234,994	0.872%, 1/7/2025[f,g]	234,901
	Countrywide Asset-Backed Certificates
281,203	5.530%, 4/25/2047	306,475
	Edlinc Student Loan Funding Trust
199,892	3.360%, 10/1/2025*,g	199,917
	FirstEnergy Ohio PIRB Special Purpose Trust
84,412	0.679%, 1/15/2019	84,281
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[f]	172,268
	Golden Credit Card Trust
400,000	0.856%, 9/15/2018[f,g]	399,920
	GoldenTree Loan Opportunities IX, Ltd.
175,000	2.128%, 10/29/2026*,g	173,189
	Golub Capital Partners CLO 23M, Ltd.
500,000	1.771%, 5/5/2027*,g	494,111
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	696,949
675,000	3.246%, 12/15/2047	688,059
	Morgan Stanley Capital, Inc.
661,116	0.577%, 2/25/2037[g]	351,560
	OZLM VIII, Ltd.
170,000	2.060%, 10/17/2026*,g	167,969
	Pretium Mortgage Credit Partners, LLC
1,116,714	4.375%, 11/27/2030*	1,115,047
	Race Point IX CLO, Ltd.
400,000	2.132%, 4/15/2027*,g	397,874
	Renaissance Home Equity Loan Trust
2,292,427	6.011%, 5/25/2036[h]	1,555,131
	SLM Student Loan Trust
109,375	1.026%, 8/15/2022[f,g]	109,137
119,029	1.019%, 4/25/2023[f,g]	118,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Asset-Backed Securities (1.7%) - continued
$300,000	1.476%, 5/17/2027[f,g]	$297,329
	Vericrest Opportunity Loan Transferee
648,577	3.375%, 10/25/2058*,h	638,472
	Volvo Financial Equipment, LLC
61,543	0.740%, 3/15/2017[f]	61,521
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	449,862
	World Omni Master Owner Trust
360,000	0.776%, 2/15/2018[f,g]	359,976

	Total	11,636,554

Basic Materials (0.2%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	44,676
	ArcelorMittal SA
310,000	6.500%, 3/1/2021[i]	251,875
	Corporacion Nacional del Cobre de Chile
225,000	4.500%, 9/16/2025[f,i]	215,516
	Freeport-McMoRan, Inc.
168,000	3.875%, 3/15/2023	68,880
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[f]	109,975
	Glencore Funding, LLC
80,000	1.680%, 4/16/2018[f,g]	65,227
	Sappi Papier Holding GmbH
250,000	6.625%, 4/15/2021[f]	253,750
	Xstrata Finance Canada, Ltd.
232,000	2.700%, 10/25/2017[f]	208,208
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024	151,597

	Total	1,369,704

Capital Goods (0.5%)
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[f]	193,800
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	306,900
	General Electric Company
251,000	5.000%, 12/29/2049[j]	257,902
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[f]	413,000
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	206,321
	Lockheed Martin Corporation
162,000	2.500%, 11/23/2020	163,288
184,000	4.500%, 5/15/2036	190,810
	Martin Marietta Materials, Inc.
150,000	1.703%, 6/30/2017[g]	149,045
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	191,569
	Owens-Brockway Glass Container, Inc.
210,000	5.000%, 1/15/2022[f]	201,600
	Pentair Finance SA
225,000	2.900%, 9/15/2018	224,353
70,000	3.625%, 9/15/2020	71,068
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	314,479
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	240,840

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Capital Goods (0.5%) - continued
	Textron, Inc.
$135,000	5.600%, 12/1/2017	$143,448
125,000	7.250%, 10/1/2019	143,505
110,000	5.950%, 9/21/2021	125,090
	United Rentals North America, Inc.
310,000	5.500%, 7/15/2025	276,675
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	54,699

	Total	3,868,392

Collateralized Mortgage Obligations (2.1%)
	Alm Loan Funding CLO
170,000	2.051%, 10/17/2026*,g	168,236
	Alternative Loan Trust
320,884	6.000%, 6/25/2036	284,163
	Apidos CLO XVIII
175,000	2.033%, 7/22/2026*,g	173,730
	Babson CLO, Ltd.
170,000	2.010%, 10/17/2026*,g	167,587
	Birchwood Park CLO, Ltd.
170,000	2.062%, 7/15/2026*,g	168,282
	BlueMountain CLO, Ltd.
170,000	2.102%, 10/15/2026*,g	168,576
	Carlyle Global Market Strategies CLO, Ltd.
175,000	1.920%, 7/20/2023*,g	174,385
175,000	2.122%, 10/15/2026*,g	173,797
	Cent CLO 16, LP
170,000	1.579%, 8/1/2024*,g	169,447
	Cent CLO 22, Ltd.
175,000	1.824%, 11/7/2026*,g	172,932
	Citigroup Mortgage Loan Trust, Inc.
220,690	5.500%, 11/25/2035	210,452
	CitiMortgage Alternative Loan Trust
717,117	5.750%, 4/25/2037	612,936
	Countrywide Alternative Loan Trust
436,140	2.597%, 10/25/2035	382,610
259,288	6.500%, 8/25/2036	194,067
144,406	6.000%, 1/25/2037	132,436
874,300	5.500%, 5/25/2037	741,295
791,215	7.000%, 10/25/2037	570,567
	Countrywide Home Loans, Inc.
253,986	5.750%, 4/25/2037	228,743
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
73,386	5.500%, 10/25/2021	70,893
215,648	6.000%, 10/25/2021	190,791
	Dryden 34 Senior Loan Fund CLO
170,000	2.052%, 10/15/2026*,g	168,238
	Federal Home Loan Mortgage Corporation
1,353,116	3.000%, 4/15/2028[k]	132,789
1,058,414	3.000%, 2/15/2033[k]	129,210
	Federal National Mortgage Association
2,186,879	3.500%, 1/25/2033[k]	289,712
	Galaxy XX CLO, Ltd.
550,000	2.074%, 7/20/2027*,g	543,361
	Greenpoint Mortgage Funding Trust
826,755	0.627%, 10/25/2045[g]	646,835
	J.P. Morgan Mortgage Trust
68,117	3.140%, 10/25/2036	61,059
628,177	0.807%, 1/25/2037[g]	381,629
771,659	6.250%, 8/25/2037	594,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Collateralized Mortgage Obligations (2.1%) - continued
	Limerock CLO III, LLC
$500,000	2.154%, 10/20/2026*,g	$496,677
	Madison Park Funding XIV CLO, Ltd.
190,000	2.074%, 7/20/2026*,g	188,286
	Madison Park Funding, Ltd.
550,000	1.652%, 8/15/2022*,g	547,775
	Magnetite XII, Ltd.
525,000	2.122%, 4/15/2027*,g	519,509
	MASTR Alternative Loans Trust
176,046	6.500%, 7/25/2034	179,745
473,941	0.877%, 12/25/2035[g]	234,183
	Merrill Lynch Alternative Note Asset Trust
168,056	6.000%, 3/25/2037	150,498
	Mountain View CLO, Ltd.
525,000	2.082%, 7/15/2027*,g	514,497
	Neuberger Berman CLO, Ltd.
150,000	1.804%, 8/4/2025*,g	148,283
	NZCG Funding CLO, Ltd.
525,000	2.171%, 4/27/2027*,g	520,346
	Octagon Investment Partners XX CLO, Ltd.
170,000	1.796%, 8/12/2026*,g	167,824
	OHA Loan Funding, Ltd.
500,000	2.154%, 10/20/2026*,g	492,283
	Residential Accredit Loans, Inc. Trust
147,798	5.750%, 9/25/2035	133,170
	Residential Asset Securitization Trust
733,270	0.807%, 8/25/2037[g]	216,585
	Sequoia Mortgage Trust
1,051,842	3.463%, 9/20/2046	841,255
	Shackleton VII CLO, Ltd.
525,000	2.162%, 4/15/2027*,g	522,871
	Symphony CLO VIII, Ltd.
165,245	1.717%, 1/9/2023*,g	164,688
	Symphony CLO XV, Ltd.
500,000	2.070%, 10/17/2026*,g	487,086
	Voya CLO 3, Ltd.
170,000	2.039%, 7/25/2026*,g	168,252
	WaMu Mortgage Pass Through Certificates
171,532	2.409%, 9/25/2036	154,368
154,963	2.436%, 10/25/2036	136,326

	Total	15,087,777

Commercial Mortgage-Backed Securities (1.8%)
	Commercial Mortgage Pass-Through Certificates
540,000	1.474%, 6/8/2030[f,g]	539,032
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,738,143
	Credit Suisse Mortgage Capital Certificates
925,000	5.509%, 9/15/2039	939,447
	Federal National Mortgage Association
280,254	1.272%, 1/25/2017	280,262
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,035,889
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047	836,312
775,000	3.506%, 10/10/2048	791,051

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Commercial Mortgage-Backed Securities (1.8%) - continued
$775,000	3.734%, 11/10/2048	$808,546
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.376%, 12/15/2028[f,g]	299,960
800,000	5.889%, 2/12/2049	822,896
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	557,186
775,000	3.598%, 11/15/2048	794,100
	Morgan Stanley Bank of America Merrill Lynch Trust
775,000	3.635%, 10/15/2028	801,625
750,000	3.753%, 12/15/2047	782,784
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	512,372
	SCG Trust
150,000	1.826%, 11/15/2026[f,g]	150,236
	UBS Commercial Mortgage Trust
1,000,000	3.400%, 5/10/2045	1,035,267
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	516,790

	Total	13,241,898

Communications Services (1.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	216,293
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	313,425
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	178,467
	American Tower Corporation
20,000	2.800%, 6/1/2020	19,812
230,000	3.300%, 2/15/2021	230,930
245,000	3.450%, 9/15/2021	245,559
	AT&T, Inc.
75,000	1.533%, 6/30/2020[g]	74,302
168,000	3.875%, 8/15/2021	175,735
160,000	3.000%, 6/30/2022	156,928
160,000	5.550%, 8/15/2041	157,757
160,000	4.750%, 5/15/2046	141,869
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[f]	180,306
	CBS Corporation
151,000	4.000%, 1/15/2026	147,861
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	327,600
	CCO Safari II, LLC
162,000	6.834%, 10/23/2055[f]	161,288
108,000	3.579%, 7/23/2020[f]	108,609
108,000	4.908%, 7/23/2025[f]	108,107
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	243,595
	Clear Channel Worldwide Holdings, Inc.
210,000	6.500%, 11/15/2022	194,512
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[f]	175,438
	Comcast Corporation
395,000	4.400%, 8/15/2035	397,579
100,000	4.650%, 7/15/2042	102,034
282,000	4.750%, 3/1/2044	288,929
	Cox Communications, Inc.
104,000	9.375%, 1/15/2019[f]	122,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Communications Services (1.6%) - continued
$175,000	3.850%, 2/1/2025[f]	$163,927
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021[e]	219,269
280,000	5.250%, 1/15/2023	298,200
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[f]	101,993
	Digicel, Ltd.
310,000	6.000%, 4/15/2021*	270,087
	DIRECTV Holdings, LLC
112,000	5.875%, 10/1/2019	123,898
286,000	6.350%, 3/15/2040	299,950
200,000	5.150%, 3/15/2042	182,735
	FairPoint Communications, Inc.
225,000	8.750%, 8/15/2019[f]	217,125
	Frontier Communications Corporation
205,000	8.875%, 9/15/2020[f]	205,769
	Hughes Satellite Systems Corporation
283,000	6.500%, 6/15/2019	309,885
	Level 3 Communications, Inc.
140,000	5.375%, 1/15/2024[f]	141,400
	McGraw Hill Financial, Inc.
184,000	3.300%, 8/14/2020	188,552
	Numericable-SFR
310,000	6.000%, 5/15/2022[f]	305,350
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[f]	129,461
	Sprint Corporation
305,000	7.625%, 2/15/2025	208,353
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	192,276
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	329,905
	Time Warner, Inc.
356,000	3.600%, 7/15/2025	345,588
155,000	6.250%, 3/29/2041	164,214
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	315,425
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[f]	198,660
	Univision Communications, Inc.
210,000	5.125%, 5/15/2023[f]	203,700
	UPCB Finance V, Ltd.
283,500	7.250%, 11/15/2021[f]	300,510
	Verizon Communications, Inc.
300,000	4.672%, 3/15/2055	252,244
125,000	1.296%, 6/17/2019[g]	123,879
290,000	3.000%, 11/1/2021	291,819
393,000	5.150%, 9/15/2023	434,776
100,000	5.050%, 3/15/2034	97,512
180,000	4.272%, 1/15/2036	160,663
200,000	4.522%, 9/15/2048	175,224

	Total	11,421,306

Consumer Cyclical (0.8%)
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	77,778
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	309,488
	CVS Health Corporation
50,000	2.250%, 8/12/2019	50,359

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Consumer Cyclical (0.8%) - continued
$320,000	4.875%, 7/20/2035	$332,197
108,000	6.125%, 9/15/2039	128,773
	Delphi Automotive plc
230,000	3.150%, 11/19/2020	230,174
	Ford Motor Company
95,000	7.450%, 7/16/2031	115,510
	Ford Motor Credit Company, LLC
165,000	5.000%, 5/15/2018	172,980
260,000	2.551%, 10/5/2018	258,429
200,000	2.943%, 1/8/2019	200,434
155,000	2.597%, 11/4/2019	152,420
	General Motors Company
208,000	6.250%, 10/2/2043	208,955
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	315,899
138,000	3.700%, 11/24/2020	137,437
250,000	4.300%, 7/13/2025	237,797
	Hilton Worldwide Finance, LLC
310,000	5.625%, 10/15/2021	319,300
	Home Depot, Inc.
108,000	2.625%, 6/1/2022	109,217
	Hyundai Capital America
138,000	2.400%, 10/30/2018[f]	138,224
138,000	3.000%, 10/30/2020[f]	139,103
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[f,i]	310,275
	KB Home
160,000	4.750%, 5/15/2019	153,600
	L Brands, Inc.
315,000	5.625%, 2/15/2022	338,546
	Lennar Corporation
315,000	4.125%, 12/1/2018	318,150
315,000	4.875%, 12/15/2023	308,700
	Macy’s Retail Holdings, Inc.
55,000	4.375%, 9/1/2023	54,167
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	136,917
	MGM Resorts International
310,000	6.000%, 3/15/2023[i]	309,031
	Six Flags Entertainment Corporation
210,000	5.250%, 1/15/2021[f]	213,843
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	110,000
67,000	4.000%, 12/31/2018	68,340

	Total	5,956,043

Consumer Non-Cyclical (1.5%)
	AbbVie, Inc.
185,000	2.500%, 5/14/2020	183,624
135,000	3.600%, 5/14/2025	135,083
	Actavis Funding SCS
105,000	4.550%, 3/15/2035	103,444
110,000	4.850%, 6/15/2044	110,518
	Altria Group, Inc.
400,000	2.850%, 8/9/2022	401,280
	Amgen, Inc.
65,000	2.125%, 5/1/2020	64,390
215,000	2.700%, 5/1/2022	212,405
75,000	3.125%, 5/1/2025	72,833
	Anheuser-Busch Inbev Finance, Inc.
100,000	1.879%, 2/1/2021[g]	100,639
138,000	3.650%, 2/1/2026	139,861
460,000	4.700%, 2/1/2036	466,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Consumer Non-Cyclical (1.5%) - continued
	B&G Foods, Inc.
$230,000	4.625%, 6/1/2021	$229,425
	BAT International Finance plc
100,000	1.022%, 6/15/2018[f,g]	99,405
	Baxter International, Inc.
70,000	5.375%, 6/1/2018	75,207
	Becton, Dickinson and Company
246,000	6.375%, 8/1/2019	278,338
	Biogen, Inc.
165,000	3.625%, 9/15/2022	169,465
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	100,405
210,000	4.125%, 10/1/2023	216,120
75,000	3.850%, 5/15/2025	74,534
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	188,583
91,000	3.500%, 11/24/2020	92,415
	Cardinal Health, Inc.
55,000	1.950%, 6/15/2018	54,843
81,000	4.900%, 9/15/2045	82,914
	Celgene Corporation
230,000	2.875%, 8/15/2020	231,877
50,000	3.550%, 8/15/2022	50,721
230,000	5.000%, 8/15/2045	229,403
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021[e,f]	407,000
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	300,825
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,548
	Cigna Corporation
155,000	5.375%, 2/15/2042	166,848
	EMD Finance, LLC
105,000	0.876%, 3/17/2017[f,g]	104,722
232,000	2.950%, 3/19/2022[f]	229,542
	Forest Laboratories, Inc.
225,000	4.375%, 2/1/2019[f]	237,303
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[f]	340,988
	Gilead Sciences, Inc.
55,000	2.550%, 9/1/2020	55,691
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,020
	H. J. Heinz Company
200,000	3.500%, 7/15/2022[f]	203,583
	HCA, Inc.
310,000	3.750%, 3/15/2019	312,325
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[f]	253,325
	JBS USA, LLC
310,000	5.750%, 6/15/2025[f]	237,150
	Kraft Foods Group, Inc.
205,000	5.000%, 6/4/2042	209,051
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,116
	McKesson Corporation
184,000	3.796%, 3/15/2024	186,432
125,000	4.883%, 3/15/2044	125,604
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	93,382
	Medco Health Solutions, Inc.
76,000	7.125%, 3/15/2018	84,087

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Consumer Non-Cyclical (1.5%) - continued
	Medtronic plc
$470,000	4.375%, 3/15/2035	$479,760
	Merck & Company, Inc.
80,000	0.716%, 2/10/2020[g]	79,384
50,000	3.700%, 2/10/2045	46,672
	Mondelez International, Inc.
87,000	0.849%, 2/1/2019[g]	85,532
	Mylan NV
180,000	3.000%, 12/15/2018[f]	180,360
75,000	3.750%, 12/15/2020[f]	75,849
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017	131,325
299,000	5.700%, 8/15/2035	327,553
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[f]	142,536
	SABMiller Holdings, Inc.
108,000	3.750%, 1/15/2022[f]	111,944
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,875
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	147,700
	Spectrum Brands, Inc.
140,000	5.750%, 7/15/2025[f]	143,500
	Tenet Healthcare Corporation
310,000	8.125%, 4/1/2022	310,775
	Teva Pharmaceutical Finance Company BV
138,000	2.950%, 12/18/2022	134,452
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	209,475
	UnitedHealth Group, Inc.
280,000	4.625%, 7/15/2035	297,939

	Total	10,969,938

Energy (0.9%)
	Anadarko Petroleum Corporation
180,000	6.200%, 3/15/2040	136,349
	Boardwalk Pipelines, Ltd.
172,000	5.875%, 11/15/2016	172,105
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	102,079
215,000	3.535%, 11/4/2024	206,487
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	162,635
	Cameron International Corporation
240,000	4.000%, 12/15/2023	239,095
	Canadian Natural Resources, Ltd.
175,000	3.450%, 11/15/2021	136,699
140,000	6.250%, 3/15/2038	101,793
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	167,366
	CNPC General Capital, Ltd.
104,000	2.750%, 4/19/2017[f]	105,317
	Columbia Pipeline Group, Inc.
210,000	2.450%, 6/1/2018[f]	203,828
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	282,677
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	102,425
	Devon Energy Corporation
135,000	3.250%, 5/15/2022	107,339
92,000	5.850%, 12/15/2025[i]	85,927
	Enbridge Energy Partners, LP
230,000	4.375%, 10/15/2020	217,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Energy (0.9%) - continued
	Enbridge, Inc.
$80,000	0.866%, 6/2/2017[g]	$76,257
	Energy Transfer Partners, LP
360,000	4.650%, 6/1/2021	318,626
155,000	4.900%, 3/15/2035	108,169
	Enterprise Products Operating, LLC
225,000	5.250%, 1/31/2020	234,383
132,000	5.100%, 2/15/2045	109,824
	EQT Corporation
99,000	5.150%, 3/1/2018	100,529
118,000	8.125%, 6/1/2019	127,468
	Halliburton Company
135,000	4.850%, 11/15/2035	124,268
	Kinder Morgan, Inc.
137,000	5.300%, 12/1/2034	104,400
95,000	5.550%, 6/1/2045	74,355
	Magellan Midstream Partners, LP
55,000	4.200%, 3/15/2045	41,052
	Marathon Oil Corporation
270,000	2.700%, 6/1/2020	207,232
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	67,750
100,000	4.750%, 9/15/2044	75,917
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[f]	178,763
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	145,000
	Petrobras International Finance Company
230,000	5.750%, 1/20/2020	180,769
	Petroleos Mexicanos
132,000	5.500%, 2/4/2019[e,f]	133,815
105,000	3.500%, 1/30/2023	89,513
90,250	2.378%, 4/15/2025	91,899
182,000	6.875%, 8/4/2026[e,f]	185,185
	Pioneer Natural Resources Company
51,000	3.450%, 1/15/2021	47,799
90,000	4.450%, 1/15/2026	82,048
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	260,492
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	266,600
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[f]	68,468
	Shell International Finance BV
75,000	0.806%, 5/11/2020[g]	72,810
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	138,342
	Sunoco Logistics Partners
	Operations, LP
315,000	4.400%, 4/1/2021	293,720

	Total	6,535,284

Financials (3.5%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	115,403
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[f]	198,896
	ACE INA Holdings, Inc.
184,000	2.300%, 11/3/2020	184,570
138,000	4.350%, 11/3/2045	144,358
	AerCap Ireland Capital, Ltd.
210,000	5.000%, 10/1/2021	210,000
	Air Lease Corporation
125,000	2.125%, 1/15/2018	123,325

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Financials (3.5%) - continued
$40,000	2.625%, 9/4/2018	$39,361
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	205,013
	American Express Credit Corporation
125,000	1.083%, 3/18/2019[g]	123,534
	American International Group, Inc.
65,000	2.300%, 7/16/2019	65,225
200,000	3.875%, 1/15/2035	164,839
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	202,451
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[f]	113,086
	Banco Santander Chile
150,000	1.517%, 4/11/2017[f,g]	149,063
	Bank of America Corporation
165,000	1.656%, 3/22/2018[g]	165,099
105,000	1.482%, 4/1/2019[g]	103,715
160,000	2.625%, 10/19/2020	158,294
205,000	3.300%, 1/11/2023	201,925
86,000	4.000%, 4/1/2024	87,691
150,000	4.000%, 1/22/2025	146,592
200,000	3.875%, 8/1/2025	202,141
112,000	5.875%, 2/7/2042	129,288
263,000	8.000%, 12/29/2049[j]	265,546
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[f]	65,737
	Barclays Bank plc
142,000	10.179%, 6/12/2021[f]	188,931
	Barclays plc
150,000	2.750%, 11/8/2019	150,453
236,000	3.650%, 3/16/2025	225,751
	BB&T Corporation
65,000	1.337%, 1/15/2020[g]	64,467
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[f]	180,180
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	168,542
	BPCE SA
156,000	5.700%, 10/22/2023[f]	162,280
200,000	4.500%, 3/15/2025[f]	190,872
	Caisse Centrale Desjardins du Quebec
95,000	1.283%, 1/29/2018[f,g]	94,762
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	199,457
115,000	2.450%, 4/24/2019	115,161
	CIT Group, Inc.
210,000	5.000%, 8/15/2022	212,368
	Citigroup, Inc.
90,000	1.390%, 4/8/2019[g]	89,188
150,000	2.650%, 10/26/2020	149,742
139,000	4.050%, 7/30/2022	141,692
395,000	4.400%, 6/10/2025	394,478
210,000	4.650%, 7/30/2045	207,948
	Citizens Bank NA
250,000	2.300%, 12/3/2018	250,967
	CoBank ACB
80,000	1.112%, 6/15/2022*,g	75,784
	Compass Bank
150,000	2.750%, 9/29/2019	149,348
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	136,154
	Credit Agricole SA
105,000	1.422%, 4/15/2019[f,g]	104,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Financials (3.5%) - continued
$200,000	8.125%, 12/29/2049[f,j]	$199,880
	Credit Suisse AG
92,000	5.400%, 1/14/2020	100,544
	Credit Suisse Group Funding, Ltd.
276,000	2.750%, 3/26/2020	273,998
184,000	3.750%, 3/26/2025	178,874
	CyrusOne, LP
315,000	6.375%, 11/15/2022	319,725
	Digital Delta Holdings, LLC
230,000	3.400%, 10/1/2020[f]	232,588
	Discover Bank
135,000	8.700%, 11/18/2019	159,635
	Discover Financial Services
108,000	6.450%, 6/12/2017	114,028
	Duke Realty, LP
50,000	3.875%, 2/15/2021	51,547
150,000	4.375%, 6/15/2022	157,125
	ERP Operating, LP
54,000	3.375%, 6/1/2025	54,924
	European Investment Bank
160,000	1.875%, 3/15/2019	162,780
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	152,169
112,000	2.875%, 7/27/2020	113,279
65,000	2.875%, 10/1/2021	65,848
	GE Capital International Funding Company
400,000	4.418%, 11/15/2035[f]	410,611
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	96,705
	Goldman Sachs Group, Inc.
270,000	1.818%, 4/30/2018[g]	270,888
90,000	1.462%, 11/15/2018[g]	89,892
193,000	5.375%, 3/15/2020	211,622
95,000	1.779%, 4/23/2020[g]	94,425
349,000	5.250%, 7/27/2021	387,141
250,000	3.500%, 1/23/2025	246,424
225,000	4.800%, 7/8/2044	222,713
108,000	5.150%, 5/22/2045	105,268
160,000	4.750%, 10/21/2045	158,362
	Hartford Financial Services Group, Inc.
209,000	5.125%, 4/15/2022	229,841
	HBOS plc
271,000	6.750%, 5/21/2018[f]	296,163
	HCP, Inc.
290,000	4.000%, 12/1/2022	293,006
100,000	3.400%, 2/1/2025	94,071
	HSBC Bank plc
220,000	1.002%, 5/15/2018[f,g]	219,188
	HSBC Holdings plc
435,000	6.375%, 12/29/2049[i,j]	419,170
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,656
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,429
	Hutchison Whampoa International 14, Ltd.
162,000	3.625%, 10/31/2024[f]	163,512
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	234,663
	ING Bank NV
200,000	4.125%, 11/21/2023	202,886
	ING Capital Funding Trust III
140,000	4.207%, 12/29/2049[g,j]	138,250

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Financials (3.5%) - continued
	International Lease Finance Corporation
$243,000	2.462%, 6/15/2016[g]	$241,177
	Intesa Sanpaolo SPA
200,000	5.250%, 1/12/2024	211,814
	J.P. Morgan Chase & Company
171,000	6.300%, 4/23/2019	192,403
75,000	2.250%, 1/23/2020	74,385
230,000	4.500%, 1/24/2022	248,087
134,000	3.200%, 1/25/2023	133,139
200,000	3.625%, 5/13/2024	202,660
395,000	3.125%, 1/23/2025	383,039
244,000	7.900%, 4/29/2049[j]	246,287
	KeyCorp
220,000	2.900%, 9/15/2020	221,581
	Liberty Mutual Group, Inc.
180,000	4.950%, 5/1/2022[f]	194,660
	Liberty Property, LP
216,000	3.750%, 4/1/2025	212,219
	Lloyds Bank plc
105,000	1.038%, 3/16/2018[g]	104,549
	Merrill Lynch & Company, Inc.
350,000	6.050%, 5/16/2016	354,864
150,000	6.400%, 8/28/2017	160,030
	MetLife, Inc.
210,000	4.050%, 3/1/2045	188,903
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[f]	200,151
	Morgan Stanley
300,000	6.625%, 4/1/2018	327,683
180,000	1.899%, 4/25/2018[g]	181,161
95,000	1.761%, 1/27/2020[g]	94,158
135,000	4.875%, 11/1/2022	143,580
70,000	4.000%, 7/23/2025	71,390
275,000	4.350%, 9/8/2026	276,115
125,000	4.300%, 1/27/2045	117,403
230,000	5.550%, 12/29/2049[j]	227,556
	MPT Operating Partnership, LP
210,000	5.500%, 5/1/2024	206,850
	National City Corporation
168,000	6.875%, 5/15/2019	191,198
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,550
	Quicken Loans, Inc.
210,000	5.750%, 5/1/2025[f]	197,138
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,226
	Regions Bank
250,000	7.500%, 5/15/2018	276,583
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,152
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	78,076
139,000	5.000%, 6/1/2021	152,930
	Reliance Standard Life Global
	Funding II
85,000	2.500%, 4/24/2019[f]	85,531
	Royal Bank of Scotland Group plc
105,000	1.543%, 3/31/2017[g]	104,529
270,000	7.500%, 12/29/2049[j]	274,725
	Santander Holdings USA, Inc.
82,000	2.650%, 4/17/2020	80,714
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	159,698
200,000	4.750%, 9/15/2025[f]	198,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Financials (3.5%) - continued
	Simon Property Group, LP
$100,000	10.350%, 4/1/2019	$123,064
70,000	2.500%, 9/1/2020	71,106
225,000	2.750%, 2/1/2023	223,418
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[f]	131,794
	State Street Corporation
104,000	1.264%, 8/18/2020[g]	103,988
	Sumitomo Mitsui Banking Corporation
110,000	1.200%, 1/16/2018[g]	109,466
	Svenska Handelsbanken AB
150,000	1.016%, 6/17/2019[g]	148,502
	Synchrony Financial
60,000	1.564%, 2/3/2020[g]	58,949
340,000	3.750%, 8/15/2021	340,615
	Toronto-Dominion Bank
70,000	1.432%, 12/14/2020[g]	69,990
	UBS Group Funding Jersey, Ltd.
230,000	2.950%, 9/24/2020[f]	228,903
138,000	4.125%, 9/24/2025[f]	138,235
	UnitedHealth Group, Inc.
45,000	3.350%, 7/15/2022	46,558
	USB Realty Corporation
65,000	1.769%, 12/29/2049[f,g,j]	55,250
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	196,796
	Wells Fargo & Company
95,000	1.298%, 1/30/2020[g]	94,449
180,000	2.550%, 12/7/2020	180,720
438,000	3.450%, 2/13/2023	442,210
205,000	3.000%, 2/19/2025	200,089
	Welltower, Inc.
61,000	2.250%, 3/15/2018	61,199
108,000	3.750%, 3/15/2023	107,113
90,000	4.000%, 6/1/2025	89,634

	Total	24,937,628

Foreign Government (0.1%)
	Eksportfinans ASA
120,000	5.500%, 5/25/2016	121,245
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,681
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[f]	149,997
	United Mexican States
230,000	4.125%, 1/21/2026	230,230

	Total	592,153

Mortgage-Backed Securities (13.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 2/1/2031[e]	5,336,800
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 2/1/2046[e]	6,666,790
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,065,000	3.500%, 2/1/2031[e]	5,352,625

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Mortgage-Backed Securities (13.2%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,868,017	1.730%, 7/1/2043[g]	$1,909,893
39,450,000	3.500%, 2/1/2046[e]	41,315,401
19,550,000	4.000%, 2/1/2046[e]	20,886,207
12,525,000	4.500%, 2/1/2046[e]	13,615,066

	Total	95,082,782

Technology (0.8%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,409
	Apple, Inc.
75,000	0.659%, 5/6/2020[g]	74,216
322,000	3.200%, 5/13/2025	327,074
322,000	3.450%, 2/9/2045	268,663
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,729
	Cisco Systems, Inc.
100,000	0.914%, 3/1/2019[g]	99,955
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[f]	209,088
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[f]	326,275
	Equinix, Inc.
210,000	5.750%, 1/1/2025	215,775
	Fidelity National Information Services, Inc.
120,000	2.850%, 10/15/2018	121,266
138,000	3.625%, 10/15/2020	140,553
	First Data Corporation
210,000	5.375%, 8/15/2023[f]	214,200
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[f]	324,725
	Hewlett Packard Enterprise Company
230,000	2.450%, 10/5/2017[f]	230,433
115,000	2.850%, 10/5/2018[f]	114,951
115,000	4.400%, 10/15/2022[f]	113,534
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[f]	426,629
	Intel Corporation
40,000	3.100%, 7/29/2022	41,392
140,000	3.700%, 7/29/2025	147,587
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	130,000
	Microsoft Corporation
280,000	4.750%, 11/3/2055	281,167
280,000	4.200%, 11/3/2035	283,826
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,273
270,000	2.950%, 5/15/2025	264,214
	Plantronics, Inc.
310,000	5.500%, 5/31/2023[f]	312,325
	Qualcomm, Inc.
200,000	3.000%, 5/20/2022	201,161
	Seagate HDD Cayman
216,000	4.875%, 6/1/2027[f]	162,702

	Total	5,362,122

Transportation (0.3%)
	Air Canada Pass Through Trust
65,000	3.875%, 3/15/2023[f]	61,262
	American Airlines Pass Through Trust
254,743	3.375%, 5/1/2027	246,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Transportation (0.3%) - continued
	Avis Budget Car Rental, LLC
$180,000	5.125%, 6/1/2022[f]	$169,992
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	216,973
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	83,132
125,000	4.800%, 8/1/2045	125,354
	Continental Airlines, Inc.
127,158	4.150%, 4/11/2024	130,986
	CSX Corporation
98,000	3.700%, 11/1/2023	101,632
	Delta Air Lines, Inc.
64,057	4.950%, 5/23/2019	67,260
25,814	4.750%, 5/7/2020	27,040
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[f]	66,837
150,000	4.500%, 2/15/2045[f]	139,539
	FedEx Corporation
260,000	3.900%, 2/1/2035	238,158
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,668
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	164,759
	Virgin Australia Holdings, Ltd.
49,199	5.000%, 10/23/2023[f]	50,675
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[f]	268,500

	Total	2,219,282

U.S. Government and Agencies (10.8%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	723,981
11,400,000	3.625%, 2/15/2044	13,477,832
	U.S. Treasury Notes
6,500,000	0.625%, 10/15/2016	6,502,288
2,150,000	0.875%, 11/15/2017	2,153,191
6,520,000	1.500%, 10/31/2019	6,601,754
9,370,000	1.875%, 6/30/2020	9,610,837
7,000,000	1.375%, 9/30/2020	7,022,148
16,000,000	2.125%, 6/30/2022	16,506,880
2,755,000	1.625%, 8/15/2022	2,757,584
2,550,000	2.250%, 11/15/2024	2,626,401
	U.S. Treasury Notes, TIPS
5,956,194	0.125%, 4/15/2018	5,984,581
3,599,505	0.125%, 1/15/2023	3,518,610

	Total	77,486,087

Utilities (0.9%)
	AES Corporation
315,000	7.375%, 7/1/2021	324,450
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	216,289
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	80,546
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	75,466
	Calpine Corporation
310,000	5.375%, 1/15/2023	282,100
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	191,435
115,000	4.350%, 11/15/2045	119,853
	Consolidated Edison Company of New York, Inc.
69,000	4.500%, 12/1/2045	71,448

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Utilities (0.9%) - continued
	DCP Midstream Operating, LP
$108,000	3.875%, 3/15/2023	$72,599
	DCP Midstream, LLC
175,000	4.750%, 9/30/2021[f]	124,759
	DTE Electric Company
115,000	3.700%, 3/15/2045	110,080
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,221
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	168,565
	Dynegy, Inc.
200,000	6.750%, 11/1/2019	193,000
	EDP Finance BV
280,000	4.125%, 1/15/2020[f]	281,379
	Enel Finance International NV
84,000	6.250%, 9/15/2017[f]	89,702
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	220,100
	Eversource Energy
70,000	1.600%, 1/15/2018	69,729
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	201,819
60,000	2.950%, 1/15/2020	58,728
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	68,714
155,000	5.300%, 7/1/2043	161,471
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	119,400
	MidAmerican Energy Holdings Company
115,000	6.500%, 9/15/2037	141,711
	Monongahela Power Company
150,000	5.400%, 12/15/2043[f]	169,569
	MPLX LP
310,000	4.875%, 12/1/2024[f]	241,948
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	175,505
	NiSource Finance Corporation
255,000	5.650%, 2/1/2045	291,288
	Northern States Power Company
225,000	4.125%, 5/15/2044	229,098
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	260,662
	Oncor Electric Delivery Company, LLC
156,000	3.750%, 4/1/2045	136,089
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	204,025
138,000	4.250%, 3/15/2046	137,025
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,400
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	79,721
225,000	5.000%, 3/15/2044	233,757
	Sempra Energy
250,000	6.150%, 6/15/2018	270,621
75,000	2.400%, 3/15/2020	73,221
	Southern California Edison Company
45,000	2.400%, 2/1/2022	45,159
	Southwestern Electric Power Company
105,000	3.900%, 4/1/2045	92,258
	TransAlta Corporation
182,000	1.900%, 6/3/2017	170,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (40.7%)	Value

Utilities (0.9%) - continued
	Williams Companies, Inc.
$104,000	7.875%, 9/1/2021	$86,870

	Total	6,446,504

	Total Long-Term Fixed Income (cost $290,640,937)	292,213,454

Shares	Registered Investment Companies (33.5%)	Value

Affiliated Equity Holdings (15.1%)
2,428,665	Thrivent Large Cap Growth Fund	21,105,103
41,223	Thrivent Large Cap Stock Fund	959,253
2,491,385	Thrivent Large Cap Value Fund	42,552,861
539,082	Thrivent Mid Cap Stock Fund	10,388,119
3,412,488	Thrivent Partner Worldwide Allocation Fund	30,166,396
202,436	Thrivent Small Cap Stock Fund	3,583,112

	Total	108,754,844

Affiliated Fixed Income Holdings (16.0%)
4,075,577	Thrivent High Yield Fund	17,932,539
6,902,343	Thrivent Income Fund	60,464,521
2,939,317	Thrivent Limited Maturity Bond Fund	36,182,988

	Total	114,580,048

Equity Funds/ETFs (0.6%)
418	iShares Russell 2000 Growth Index Fund	52,049
3,020	iShares Russell 2000 Index Fund	310,788
620	Market Vectors Oil Service ETF	15,054
3,932	ProShares Ultra S&P 500	222,040
16,460	SPDR Euro Stoxx 50 ETF	532,152
13,781	SPDR S&P 500 ETF Trust	2,671,722
691	SPDR S&P Biotech ETF	34,930
570	SPDR S&P MidCap 400 ETF Trust	136,783
2,040	SPDR S&P Oil & Gas Exploration & Production ETF	58,120

	Total	4,033,638

Fixed Income Funds/ETFs (1.8%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,676,640
130,400	iShares iBoxx $ High Yield Corporate Bond ETF	10,338,112
10,430	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,190,585

	Total	13,205,337

	Total Registered Investment Companies (cost $214,231,605)	240,573,867

Shares	Common Stock (16.3%)	Value

Consumer Discretionary (2.2%)
6,530	Aaron’s, Inc.	149,406
1,935	Amazon.com, Inc.[l]	1,135,845
680	American Axle & Manufacturing Holdings, Inc.[l]	8,718
1,104	American Public Education, Inc.[l]	17,421
480	Asbury Automotive Group, Inc.[l]	22,598
1,840	Ascena Retail Group, Inc.[l]	13,579
645	AutoZone, Inc.[l]	494,967
2,850	Barnes & Noble, Inc.	24,995
3,760	Bed Bath & Beyond, Inc.[l]	162,319
2,710	Big Lots, Inc.	105,094
2,500	Bloomin’ Brands, Inc.	44,150

Shares	Common Stock (16.3%)	Value

Consumer Discretionary (2.2%) - continued
1,810	Boyd Gaming Corporation[l]	$32,236
1,199	Brunswick Corporation	47,780
1,332	Burlington Stores, Inc.[l]	71,568
4,300	Caleres, Inc.	115,584
1,050	Callaway Golf Company	9,145
1,445	Cedar Fair, LP	78,218
1,100	Cheesecake Factory, Inc.	53,130
2,210	Chegg, Inc.[l]	12,818
2,160	Children’s Place, Inc.	140,616
610	Choice Hotels International, Inc.	26,669
9,510	Cinemark Holdings, Inc.	280,450
23,580	Comcast Corporation	1,313,642
2,827	Core-Mark Holding Company, Inc.	229,807
1,725	CSS Industries, Inc.	48,317
2,208	Culp, Inc.	55,907
6,690	Dana Holding Corporation	79,544
4,768	Delphi Automotive plc	309,634
9,976	Discovery Communications, Inc.[l]	275,238
1,750	DISH Network Corporation[l]	84,473
2,270	Dollar General Corporation	170,386
3,400	Dollar Tree, Inc.[l]	276,488
930	Domino’s Pizza, Inc.	105,955
378	Dorman Products, Inc.[l]	16,367
565	Drew Industries, Inc.	32,431
3,250	DSW, Inc.	78,033
2,214	Ethan Allen Interiors, Inc.	59,114
1,027	Expedia, Inc.	103,768
6,430	Finish Line, Inc.	121,784
1,214	Fossil, Inc.[l]	39,576
619	Fred’s, Inc.	10,214
3,061	G-III Apparel Group, Ltd.[l]	151,091
630	Gray Television, Inc.[l]	8,285
11,309	Harley-Davidson, Inc.	452,360
1,890	Harman International Industries, Inc.	140,597
2,351	Haverty Furniture Companies, Inc.	44,551
900	Hilton Worldwide Holdings, Inc.	16,029
5,210	Home Depot, Inc.	655,210
3,430	Houghton Mifflin Harcourt Company[l]	61,191
1,177	Interval Leisure Group, Inc.	13,865
3,050	Jack in the Box, Inc.	236,802
2,430	Jarden Corporation[l]	128,912
1,117	Kate Spade & Company[l]	19,894
11,760	KB Home	127,714
4,170	Krispy Kreme Doughnuts, Inc.[l]	61,132
2,410	L Brands, Inc.	231,721
5,198	Las Vegas Sands Corporation	234,430
3,050	La-Z-Boy, Inc.	65,392
1,570	Lear Corporation	163,013
2,800	Liberty Interactive Corporation[l]	72,968
2,620	Liberty Media Corporation[l]	95,944
262	Lithia Motors, Inc.	20,061
7,860	LKQ Corporation[l]	215,364
9,420	Lowe’s Companies, Inc.	675,037
2,180	Macy’s, Inc.	88,094
2,928	MDC Partners, Inc.	57,213
1,211	Meritage Homes Corporation[l]	39,975
1,610	Michael Kors Holdings, Ltd.[l]	64,239
370	Movado Group, Inc.	9,509
4,927	National CineMedia, Inc.	77,058
2,350	Nautilus, Inc.[l]	45,778
1,363	New Media Investment Group, Inc.	23,607
4,740	Newell Rubbermaid, Inc.	183,817
11,250	NIKE, Inc.	697,612
1,714	Nord Anglia Education, Inc.[l]	29,567
7,290	Nutrisystem, Inc.	144,415
1,050	O’Reilly Automotive, Inc.[l]	273,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Consumer Discretionary (2.2%) - continued
2,041	Oxford Industries, Inc.	$142,584
1,730	Papa John’s International, Inc.	82,608
2,883	Papa Murphy’s Holdings, Inc.[l]	27,360
1,394	Pier 1 Imports, Inc.	5,604
6,450	Pulte Group, Inc.	108,102
2,530	PVH Corporation	185,651
620	Ralph Lauren Corporation	69,750
368	Red Robin Gourmet Burgers, Inc.[l]	22,720
1,590	Rent-A-Center, Inc.	21,656
291	Restoration Hardware Holdings, Inc.[l]	17,931
5,720	Ross Stores, Inc.	321,807
1,970	Ruby Tuesday, Inc.[l]	10,737
1,750	Ruth’s Hospitality Group, Inc.	28,438
950	Scripps Networks Interactive, Inc.	57,922
1,900	Select Comfort Corporation[l]	40,014
3,610	Service Corporation International	87,326
820	Signet Jewelers, Ltd.	95,120
705	Skechers USA, Inc.[l]	19,874
1,607	Sportsman’s Warehouse Holdings, Inc.[l]	21,068
19,250	Staples, Inc.	171,710
11,010	Starbucks Corporation	669,078
2,310	Starwood Hotels & Resorts Worldwide, Inc.	143,774
2,958	Stein Mart, Inc.	21,771
566	Tenneco, Inc.[l]	21,627
3,700	Time, Inc.	55,500
9,770	Toll Brothers, Inc.[l]	269,847
1,580	Tower International, Inc.	36,372
7,753	Tuesday Morning Corporation[l]	43,184
1,130	Twenty-First Century Fox, Inc.	30,476
620	Ulta Salon Cosmetics & Fragrance, Inc.[l]	112,325
840	Under Armour, Inc.[l]	71,761
436	Vail Resorts, Inc.	54,500
1,340	Vera Bradley, Inc.[l]	19,805
1,200	VF Corporation	75,120
500	Winnebago Industries, Inc.	8,805
2,450	Wyndham Worldwide Corporation	159,005
3,070	Yum! Brands, Inc.	222,176
1,408	Zoe’s Kitchen, Inc.[l]	39,114

	Total	15,676,598

Consumer Staples (0.8%)
9,950	Altria Group, Inc.	608,044
8,540	Aramark	272,853
2,190	Archer-Daniels-Midland Company	77,416
4,420	Avon Products, Inc.	14,984
1,800	Blue Buffalo Pet Products, Inc.[l]	30,636
150	Boston Beer Company, Inc.[l]	26,888
1,490	Brown-Forman Corporation	145,782
200	Calavo Growers, Inc.	10,350
4,900	Campbell Soup Company	276,409
1,272	Casey’s General Stores, Inc.	153,581
17,180	Coca-Cola Company	737,366
8,680	CVS Health Corporation	838,401
17,210	Flowers Foods, Inc.	353,493
1,070	Hain Celestial Group, Inc.[l]	38,927
750	Ingredion, Inc.	75,540
1,910	Kimberly-Clark Corporation	245,282
840	Lancaster Colony Corporation	85,411
700	Molson Coors Brewing Company	63,336
10,180	Mondelez International, Inc.	438,758
1,830	Monster Beverage Corporation[l]	247,105
470	Omega Protein Corporation[l]	10,617
1,390	PepsiCo, Inc.	138,027

Shares	Common Stock (16.3%)	Value

Consumer Staples (0.8%) - continued
3,803	Philip Morris International, Inc.	$342,308
130	PriceSmart, Inc.	9,953
3,631	SpartanNash Company	74,508
390	Tootsie Roll Industries, Inc.	12,800
1,060	Tyson Foods, Inc.	56,562
2,380	United Natural Foods, Inc.[l]	83,348
1,000	Universal Corporation	54,730
2,880	WhiteWave Foods Company[l]	108,720

	Total	5,632,135

Energy (2.3%)
5,590	Archrock, Inc.	33,540
5,494	Atwood Oceanics, Inc.	33,678
16,964	Baker Hughes, Inc.	738,104
5,198	Basic Energy Services, Inc.[l]	11,955
7,540	Bonanza Creek Energy, Inc.[l]	21,489
1,281	Bristow Group, Inc.	29,796
7,244	Callon Petroleum Company[l]	49,621
19,024	Cameron International Corporation[l]	1,249,116
23,589	Canadian Natural Resources, Ltd.	501,502
26,235	Chevron Corporation	2,268,540
335	Cimarex Energy Company	31,155
689	Clayton Williams Energy, Inc.[l]	11,837
76,458	Cobalt International Energy, Inc.[l]	289,776
4,620	Columbia Pipeline Group, Inc.	85,701
6,039	Concho Resources, Inc.[l]	574,490
8,020	Continental Resources, Inc.[l]	169,302
1,810	Delek US Holdings, Inc.	30,806
33,610	Denbury Resources, Inc.	52,432
5,300	Devon Energy Corporation	147,870
2,510	Diamond Offshore Drilling, Inc.	46,661
1,488	Diamondback Energy, Inc.[l]	112,418
105	Dril-Quip, Inc.[l]	6,157
6,230	Ensco plc	60,929
17,763	EOG Resources, Inc.	1,261,528
3,080	EP Energy Corporation[l]	11,519
19,527	EQT Corporation	1,205,597
13,440	Exxon Mobil Corporation	1,046,304
2,440	FMC Technologies, Inc.[l]	61,366
700	Forum Energy Technologies, Inc.[l]	7,847
1,100	Green Plains, Inc.	20,845
1,410	Gulfport Energy Corporation[l]	41,666
12,700	Halliburton Company	403,733
500	Helix Energy Solutions Group, Inc.[l]	2,015
1,440	Helmerich & Payne, Inc.	73,152
3,370	HollyFrontier Corporation	117,849
57,517	Marathon Oil Corporation	559,640
26,417	Marathon Petroleum Corporation	1,103,966
6,330	Nabors Industries, Ltd.	46,589
470	National Oilwell Varco, Inc.	15,294
10,010	Noble Corporation	77,978
570	Noble Energy, Inc.	18,451
2,590	Oasis Petroleum, Inc.[l]	13,856
1,235	Oceaneering International, Inc.	41,805
170	Oil States International, Inc.[l]	4,799
7,737	Parsley Energy, Inc.[l]	149,015
9,980	Patterson-UTI Energy, Inc.	143,512
870	PBF Energy, Inc.	30,441
53,498	Petroleo Brasileiro SA ADR[l]	185,638
4,340	Pioneer Energy Services Corporation[l]	5,946
34,833	Rowan Companies plc	440,637
3,420	RPC, Inc.	42,647
7,655	Schlumberger, Ltd.	553,227
513	SemGroup Corporation	11,358
30,367	Southwestern Energy Company[l]	269,963
2,710	Spectra Energy Corporation	74,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Energy (2.3%) - continued
38,091	Suncor Energy, Inc. ADR	$897,043
1,860	Superior Energy Services, Inc.	19,177
9,993	Teekay Tankers, Ltd.	45,668
2,972	Tesco Corporation	20,210
75	Tesoro Corporation	6,544
5,840	TETRA Technologies, Inc.[l]	36,150
1,581	U.S. Silica Holdings, Inc.	29,486
126,869	Weatherford International, Ltd.[l]	855,097
2,824	Western Refining, Inc.	92,910
145	World Fuel Services Corporation	5,648
5,380	WPX Energy, Inc.[l]	29,160

	Total	16,636,540

Financials (2.8%)
2,306	Affiliated Managers Group, Inc.[l]	309,442
1,046	Alexandria Real Estate Equities, Inc.	82,822
2,280	Allied World Assurance Company Holdings AG	83,425
1,630	American Assets Trust, Inc.	60,946
4,070	American Campus Communities, Inc.	171,754
4,700	American Equity Investment Life Holding Company	85,493
3,010	American Financial Group, Inc.	213,650
4,590	American International Group, Inc.	259,243
2,065	Ameris Bancorp	59,740
620	AMERISAFE, Inc.	31,626
25,810	Anworth Mortgage Asset Corporation	109,951
760	Apartment Investment & Management Company	29,754
4,540	Apollo Residential Mortgage, Inc.	49,259
1,510	Argo Group International Holdings, Ltd.	85,813
3,471	Arthur J. Gallagher & Company	130,648
1,050	Ashford Hospitality Prime, Inc.	11,540
3,260	Aspen Insurance Holdings, Ltd.	151,623
870	Associated Banc-Corp	15,268
7,490	Assured Guaranty, Ltd.	178,112
740	BancorpSouth, Inc.	15,451
82,180	Bank of America Corporation	1,162,025
4,000	Bank of New York Mellon Corporation	144,880
1,228	Bank of the Ozarks, Inc.	54,450
1,100	BankFinancial Corporation	13,497
10,200	BB&T Corporation	333,132
5,480	BBCN Bancorp, Inc.	83,296
10,650	Blackstone Group, LP	279,776
1,900	Boston Private Financial Holdings, Inc.	19,665
3,430	Brandywine Realty Trust	44,007
3,175	Brixmor Property Group, Inc.	84,519
4,520	Brookline Bancorp, Inc.	50,443
4,810	Brown & Brown, Inc.	145,502
700	Camden Property Trust	53,410
4,200	Capital One Financial Corporation	275,604
3,280	Cathay General Bancorp	91,840
19,310	CBL & Associates Properties, Inc.	207,583
3,110	CBRE Group, Inc.[l]	86,987
9,455	Cedar Realty Trust, Inc.	66,752
8,750	Charles Schwab Corporation	223,387
520	Chatham Lodging Trust	9,807
2,510	Chubb, Ltd.	283,806
17,710	Citigroup, Inc.	754,092
1,680	Clifton Bancorp, Inc.	24,242
5,360	CNO Financial Group, Inc.	93,264
15,978	CoBiz Financial, Inc.	175,598
2,599	Columbia Banking System, Inc.	77,008
7,100	Comerica, Inc.	243,530

Shares	Common Stock (16.3%)	Value

Financials (2.8%) - continued
670	Commerce Bancshares, Inc.	$27,557
14,920	Corporate Office Properties Trust	332,716
3,380	DCT Industrial Trust, Inc.	120,970
750	Digital Realty Trust, Inc.	60,060
1,101	Douglas Emmett, Inc.	32,568
5,790	Duke Realty Corporation	116,553
2,476	East West Bancorp, Inc.	80,272
2,844	Employers Holdings, Inc.	70,844
1,470	Enova International, Inc.[l]	8,188
3,500	Equity One, Inc.	97,020
1,481	Essent Group, Ltd.[l]	26,614
9,170	EverBank Financial Corporation	129,022
847	Evercore Partners, Inc.	38,259
5,930	F.N.B. Corporation	71,457
10,170	FelCor Lodging Trust, Inc.	70,783
18,910	Fifth Third Bancorp	298,778
6,820	First Commonwealth Financial Corporation	59,539
250	First Defiance Financial Corporation	9,733
560	First Financial Corporation	18,508
2,970	First Industrial Realty Trust, Inc.	61,152
370	First Interstate BancSystem, Inc.	9,972
7,420	First Midwest Bancorp, Inc.	129,331
580	First NBC Bank Holding Company[l]	18,206
4,348	First Potomac Realty Trust	42,567
5,630	First Republic Bank	382,840
2,450	Franklin Street Properties Corporation	23,912
2,208	Genworth Financial, Inc.[l]	6,138
320	German American Bancorp, Inc.	10,182
814	Getty Realty Corporation	14,554
2,290	Glacier Bancorp, Inc.	54,021
1,510	Great Western Bancorp, Inc.	39,441
4,437	Green Bancorp, Inc.[l]	32,656
640	Hancock Holding Company	15,334
7,744	Hanmi Financial Corporation	168,045
1,390	Hanover Insurance Group, Inc.	113,271
10,900	Hartford Financial Services Group, Inc.	437,962
3,722	Hatteras Financial Corporation	45,632
230	HCI Group, Inc.	7,648
2,090	HFF, Inc.[l]	59,711
1,100	Highwoods Properties, Inc.	46,519
2,676	Home BancShares, Inc.	103,588
610	Hometrust Bancshares, Inc.[l]	11,285
2,644	Horace Mann Educators Corporation	81,224
3,939	Host Hotels & Resorts, Inc.	54,555
2,527	Houlihan Lokey, Inc.	61,027
1,840	Hudson Pacific Properties, Inc.	46,754
39,554	Huntington Bancshares, Inc.	339,373
3,370	Intercontinental Exchange, Inc.	889,006
11,650	Invesco, Ltd.	348,685
12,030	Investors Bancorp, Inc.	140,631
4,445	J.P. Morgan Chase & Company	264,477
6,340	Janus Capital Group, Inc.	79,821
860	Kearny Financial Corporation	10,397
577	Kennedy-Wilson Holdings, Inc.	11,702
25,540	KeyCorp	285,026
667	Kilroy Realty Corporation	37,265
10,230	Kimco Realty Corporation	278,154
1,733	LaSalle Hotel Properties	38,403
890	Lazard, Ltd.	32,031
3,860	Lexington Realty Trust	28,294
10,020	Liberty Property Trust	293,786
499	Lincoln National Corporation	19,691
650	M&T Bank Corporation	71,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Financials (2.8%) - continued
12,280	MetLife, Inc.	$548,302
3,490	Monmouth Real Estate Investment Corporation	35,877
19,250	Morgan Stanley	498,190
2,230	MSCI, Inc.	153,513
2,100	Nasdaq, Inc.	130,200
2,056	National Interstate Corporation	50,434
7,479	Navient Corporation	71,499
510	Navigators Group, Inc.[l]	44,681
1,460	NMI Holdings, Inc.[l]	7,665
1,400	Northern Trust Corporation	86,912
6,850	NorthStar Asset Management Corporation, Inc.	79,049
440	One Liberty Properties, Inc.	9,117
4,370	Oritani Financial Corporation	73,066
3,173	PacWest Bancorp	116,481
2,550	Parkway Properties, Inc.	34,349
1,889	Pebblebrook Hotel Trust	46,129
1,340	PennyMac Financial Services, Inc.[l]	15,959
2,860	Physicians Realty Trust	48,820
2,290	Piedmont Office Realty Trust, Inc.	42,388
240	Piper Jaffray Companies[l]	8,160
930	Popular, Inc.	23,380
1,070	Post Properties, Inc.	61,300
1,040	Potlatch Corporation	29,994
2,860	Primerica, Inc.	128,729
340	PrivateBancorp, Inc.	12,794
4,720	Provident Financial Services, Inc.	92,701
5,380	Radian Group, Inc.	54,123
10,210	Ramco-Gershenson Properties Trust	174,489
3,679	Raymond James Financial, Inc.	161,177
1,420	RE/MAX Holdings, Inc.	49,444
2,030	Realogy Holdings Corporation[l]	66,584
1,873	Renasant Corporation	59,468
3,760	Retail Properties of America, Inc.	58,318
584	Safeguard Scientifics, Inc.[l]	7,592
209	Safety Insurance Group, Inc.	11,792
2,451	Sandy Spring Bancorp, Inc.	65,197
650	Seacoast Banking Corporation of Florida[l]	9,633
1,240	Selective Insurance Group, Inc.	38,824
610	Sierra Bancorp	11,102
1,960	Silver Bay Realty Trust Corporation REIT	27,362
22,037	SLM Corporation[l]	141,037
330	Sovran Self Storage, Inc.	37,184
3,890	Spirit Realty Captial, Inc.	40,767
2,180	Starwood Property Trust, Inc.	41,507
1,485	State Auto Financial Corporation	32,418
3,616	Stifel Financial Corporation[l]	120,991
1,980	Store Capital Corporation	49,084
6,166	Summit Hotel Properties, Inc.	62,585
2,548	SVB Financial Group[l]	258,163
7,900	Synchrony Financial[l]	224,518
7,090	Synovus Financial Corporation	216,458
5,990	Talmer Bancorp, Inc.	96,199
18,580	TCF Financial Corporation	223,146
3,930	TD Ameritrade Holding Corporation	108,389
4,587	Terreno Realty Corporation	103,116
600	Territorial Bancorp, Inc.	15,990
980	TriCo Bancshares	25,000
2,740	TrustCo Bank Corporation	15,070
800	U.S. Bancorp	32,048
1,178	UMH Properties, Inc.	11,109
510	Union Bankshares Corporation	11,715
500	United Community Banks, Inc.	9,030

Shares	Common Stock (16.3%)	Value

Financials (2.8%) - continued
4,180	United Financial Bancorp, Inc.	$47,234
870	Urstadt Biddle Properties, Inc.	17,661
1,690	Waddell & Reed Financial, Inc.	46,374
640	Washington Federal, Inc.	13,664
270	Webster Financial Corporation	8,956
1,114	Western Alliance Bancorp[l]	36,294
3,120	Western Asset Mortgage Capital Corporation	30,607
950	Whitestone REIT	10,469
739	Wintrust Financial Corporation	31,105
3,540	WisdomTree Investments, Inc.	42,480
808	WSFS Financial Corporation	23,480
1,710	XL Group plc	62,005
23,583	Zions Bancorporation	534,862

	Total	20,158,498

Health Care (2.0%)
9,098	Abbott Laboratories	344,359
629	ABIOMED, Inc.[l]	53,673
1,066	Acadia Healthcare Company, Inc.[l]	65,058
750	Acceleron Pharma, Inc.[l]	23,025
680	Aceto Corporation	15,538
4,427	Acorda Therapeutics, Inc.[l]	163,002
2,550	Aetna, Inc.	259,692
3,546	Akorn, Inc.[l]	92,161
1,240	Albany Molecular Research, Inc.[l]	20,237
2,091	Align Technology, Inc.[l]	138,299
1,978	Allergan plc[l]	562,603
1,873	Allscripts Healthcare Solutions, Inc.[l]	25,810
1,810	AmerisourceBergen Corporation	162,104
2,890	Amgen, Inc.	441,390
1,080	Amicus Therapeutics, Inc.[l]	6,523
4,337	AMN Healthcare Services, Inc.[l]	122,173
800	AmSurg Corporation[l]	58,552
143	Anacor Pharmaceuticals, Inc.[l]	10,744
1,464	Analogic Corporation	108,438
2,370	Array BioPharma, Inc.[l]	7,323
3,629	Asterias Biotherapeutics, Inc.[l]	11,649
161	Atrion Corporation	60,459
1,260	BioMarin Pharmaceutical, Inc.[l]	93,265
200	Bio-Rad Laboratories, Inc.[l]	25,522
592	C.R. Bard, Inc.	108,496
4,590	Cambrex Corporation[l]	158,998
550	Cardinal Health, Inc.	44,753
1,649	Cardiovascular Systems, Inc.[l]	13,934
2,840	Centene Corporation[l]	176,250
8,576	Cerner Corporation[l]	497,494
640	CONMED Corporation	23,642
780	Cross Country Healthcare, Inc.[l]	11,232
7,030	DENTSPLY International, Inc.	413,997
6,941	Depomed, Inc.[l]	106,475
4,750	Edwards Lifesciences Corporation[l]	371,497
4,128	Ensign Group, Inc.	92,674
5,380	Envision Healthcare Holdings, Inc.[l]	118,898
3,443	ExamWorks Group, Inc.[l]	94,545
3,600	Express Scripts Holding Company[l]	258,732
8,484	Gilead Sciences, Inc.	704,172
1,640	Globus Medical, Inc.[l]	40,918
2,630	Greatbatch, Inc.[l]	101,544
3,630	HCA Holdings, Inc.[l]	252,575
1,210	HealthSouth Corporation	43,306
760	Healthways, Inc.[l]	8,938
1,300	Hill-Rom Holdings, Inc.	63,544
2,950	Hologic, Inc.[l]	100,123
1,343	Impax Laboratories, Inc.[l]	50,322
1,107	Inogen, Inc.[l]	36,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Health Care (2.0%) - continued
1,188	Intersect ENT, Inc.[l]	$21,182
2,722	Ironwood Pharmaceuticals, Inc.[l]	25,124
4,280	Kindred Healthcare, Inc.	41,345
1,100	Magellan Health Services, Inc.[l]	62,700
6,975	Medtronic plc	529,542
16,740	Merck & Company, Inc.	848,216
390	Mettler-Toledo International, Inc.[l]	122,011
15,713	Mylan NVl	827,918
1,117	National Healthcare Corporation	70,539
320	Natural Health Trends Corporation	6,384
230	Neogen Corporation[l]	12,001
1,428	Neurocrine Biosciences, Inc.[l]	60,761
3,721	NuVasive, Inc.[l]	171,613
500	NxStage Medical, Inc.[l]	9,460
670	Omnicell, Inc.[l]	18,753
1,560	PerkinElmer, Inc.	75,379
1,420	Perrigo Company plc	205,304
35,910	Pfizer, Inc.	1,094,896
1,520	PharMerica Corporation[l]	45,129
1,400	Progenics Pharmaceuticals, Inc.[l]	5,838
200	Prothena Corporation plc[l]	7,790
840	Quality Systems, Inc.	11,012
2,350	Quintiles Transnational Holdings, Inc.[l]	142,950
6,900	Roche Holding AG ADR	223,698
620	Sagent Pharmaceuticals, Inc.[l]	9,368
3,204	Team Health Holdings, Inc.[l]	130,947
4,244	Teleflex, Inc.	575,868
2,774	Triple-S Management Corporation[l]	61,832
6,540	UnitedHealth Group, Inc.	753,146
2,420	Universal Health Services, Inc.	272,589
1,260	Vanda Pharmaceuticals, Inc.[l]	10,748
810	VCA Antech, Inc.[l]	41,529
2,545	Veeva Systems, Inc.[l]	61,335
4,404	Vertex Pharmaceuticals, Inc.[l]	399,663
600	Waters Corporation[l]	72,726
743	Wellcare Health Plans, Inc.[l]	56,453
2,310	West Pharmaceutical Services, Inc.	132,178
1,800	Zoetis, Inc.	77,490

	Total	14,060,872

Industrials (1.7%)
2,813	3M Company	424,763
2,790	ABM Industries, Inc.	83,784
920	AECOM[l]	25,245
2,969	Aegion Corporation[l]	53,531
1,320	AGCO Corporation	64,376
880	Allison Transmission Holdings, Inc.	20,935
730	AMETEK, Inc.	34,346
590	Applied Industrial Technologies, Inc.	22,680
1,422	Astec Industries, Inc.	53,041
1,880	AZZ, Inc.	96,782
1,840	B/E Aerospace, Inc.	74,428
2,544	Beacon Roofing Supply, Inc.[l]	103,032
6,730	Boeing Company	808,475
520	Brady Corporation	11,669
730	Briggs & Stratton Corporation	14,352
830	Brink’s Company	24,402
2,440	BWX Technologies, Inc.	73,054
1,880	Caterpillar, Inc.	117,011
1,820	CEB, Inc.	107,344
1,198	CIRCOR International, Inc.	42,517
3,394	CLARCOR, Inc.	159,043
3,160	Colfax Corporation[l]	69,962
2,646	Comfort Systems USA, Inc.	74,988
3,660	Copart, Inc.[l]	122,647

Shares	Common Stock (16.3%)	Value

Industrials (1.7%) - continued
14,450	CSX Corporation	$332,639
1,800	Curtiss-Wright Corporation	124,200
3,630	Danaher Corporation	314,539
20,110	Delta Air Lines, Inc.	890,672
1,580	DigitalGlobe, Inc.[l]	20,698
5,471	EMCOR Group, Inc.	250,025
825	Equifax, Inc.	87,285
2,038	ESCO Technologies, Inc.	70,168
5,100	Expeditors International of Washington, Inc.	230,112
4,135	Federal Signal Corporation	61,157
900	Flowserve Corporation	34,776
4,970	Fortune Brands Home and Security, Inc.	241,492
1,681	Franklin Electric Company, Inc.	45,858
2,050	FTI Consulting, Inc.[l]	69,474
1,317	G & K Services, Inc.	84,788
2,799	Gibraltar Industries, Inc.[l]	59,451
4,310	Granite Construction, Inc.	166,495
683	H&E Equipment Services, Inc.	7,957
490	Hawaiian Holdings, Inc.[l]	17,253
1,359	Healthcare Services Group, Inc.	48,068
1,999	Heico Corporation	111,344
1,430	Herman Miller, Inc.	36,637
2,000	Hexcel Corporation	82,760
2,386	HNI Corporation	81,172
4,189	Honeywell International, Inc.	432,305
1,174	Hub Group, Inc.[l]	35,772
1,300	Huntington Ingalls Industries, Inc.	166,244
2,241	Huron Consulting Group, Inc.[l]	125,742
350	Illinois Tool Works, Inc.	31,524
5,500	Ingersoll-Rand plc	283,085
1,600	Insperity, Inc.	71,888
1,970	JB Hunt Transport Services, Inc.	143,219
212	John Bean Technologies Corporation	9,712
3,500	Joy Global, Inc.	34,895
245	Kaman Corporation	9,761
1,360	KAR Auction Services, Inc.	45,451
2,652	Kforce, Inc.	59,140
5,850	Korn/Ferry International	180,238
589	Landstar System, Inc.	33,814
400	Lincoln Electric Holdings, Inc.	21,296
1,150	Lockheed Martin Corporation	242,650
2,180	Manpower, Inc.	166,443
3,400	Masco Corporation	89,726
2,492	McGrath Rentcorp	60,830
4,970	Meritor, Inc.[l]	33,945
490	Middleby Corporation[l]	44,276
1,188	MSA Safety, Inc.	50,846
4,437	Navigant Consulting, Inc.[l]	70,060
1,580	Nielsen Holdings plc	76,093
694	Nordson Corporation	41,938
1,600	Norfolk Southern Corporation	112,800
710	Northrop Grumman Corporation	131,393
1,080	Old Dominion Freight Line, Inc.[l]	59,216
2,227	On Assignment, Inc.[l]	86,074
2,554	Oshkosh Corporation	84,103
1,465	PGT, Inc.[l]	14,357
2,750	PowerSecure International, Inc.[l]	30,195
5,355	Progressive Waste Solutions, Ltd.	150,850
1,623	Proto Labs, Inc.[l]	89,249
810	Quanex Building Products Corporation	14,993
4,500	Raven Industries, Inc.	67,545
166	RBC Bearings, Inc.[l]	9,849
2,440	Resources Connection, Inc.	36,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule Of Investments As Of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Industrials (1.7%) - continued
810	Rexnord Corporation[l]	$13,260
2,922	Ritchie Brothers Auctioneers, Inc.	66,855
1,400	Rockwell Automation, Inc.	133,798
1,270	Rockwell Collins, Inc.	102,718
930	Roper Industries, Inc.	163,373
320	Ryder System, Inc.	17,014
1,178	Saia, Inc.[l]	25,197
8,690	Southwest Airlines Company	326,918
1,690	Spirit Aerosystems Holdings, Inc.[l]	71,656
460	Stericycle, Inc.[l]	55,361
1,262	Swift Transportation Company[l]	20,583
1,961	Tennant Company	106,110
440	Tetra Tech, Inc.	11,656
1,104	Textron, Inc.	37,779
2,340	Toro Company	174,377
3,280	TransUnion[l]	81,147
858	Triumph Group, Inc.	21,879
350	TrueBlue, Inc.[l]	7,994
1,915	Tyco International plc	65,857
270	UniFirst Corporation	28,431
1,280	United Continental Holdings, Inc.[l]	61,798
4,700	United Parcel Service, Inc.	438,040
1,580	United Rentals, Inc.[l]	75,698
1,402	Universal Forest Products, Inc.	96,584
1,904	Universal Truckload Services, Inc.	24,581
800	WABCO Holdings, Inc.[l]	71,720
1,168	WageWorks, Inc.[l]	52,256
4,200	Waste Connections, Inc.	251,874
255	Watsco, Inc.	29,634
930	Wesco Aircraft Holdings, Inc.[l]	10,500
1,280	West Corporation	23,181
690	Xylem, Inc.	24,805
620	YRC Worldwide, Inc.[l]	6,411

	Total	12,298,857

Information Technology (3.3%)
1,220	A10 Networks, Inc.[l]	7,222
780	Accenture plc	82,321
7,660	ACI Worldwide, Inc.[l]	137,114
988	Advanced Energy Industries, Inc.[l]	27,743
4,470	Agilent Technologies, Inc.	168,295
2,690	Akamai Technologies, Inc.[l]	122,718
6,380	Alibaba Group Holding, Ltd. ADR[l]	427,651
600	Alliance Data Systems Corporation[l]	119,874
947	Alphabet, Inc., Class Al	720,998
1,504	Alphabet, Inc., Class Cl	1,117,397
934	Ambarella, Inc.[l]	37,061
3,610	Amkor Technology, Inc.[l]	22,165
5,670	Amphenol Corporation	281,062
1,330	Analog Devices, Inc.	71,634
1,290	ANSYS, Inc.[l]	113,765
15,689	Apple, Inc.	1,527,167
6,682	Applied Materials, Inc.	117,937
2,290	Arista Networks, Inc.[l]	137,469
2,685	Aspen Technology, Inc.[l]	87,101
1,350	AVG Technologies NVl	25,475
1,980	Avnet, Inc.	79,042
2,090	AVX Corporation	23,993
2,640	Belden, Inc.	112,781
560	Benchmark Electronics, Inc.[l]	11,760
1,080	Black Knight Financial Services, Inc.[l]	32,584
6,430	Booz Allen Hamilton Holding Corporation	181,905
2,790	Broadridge Financial Solutions, Inc.	149,432
26,993	Brocade Communications Systems, Inc.	215,404

Shares	Common Stock (16.3%)	Value

Information Technology (3.3%) - continued
5,666	Brooks Automation, Inc.	$53,997
1,769	Cabot Microelectronics Corporation[l]	71,892
1,645	CACI International, Inc.[l]	136,650
530	Cadence Design Systems, Inc.[l]	10,367
797	Cardtronics, Inc.[l]	24,556
851	Cavium, Inc.[l]	49,162
1,150	CDK Global, Inc.	50,658
2,730	CDW Corporation	104,969
4,640	Ciena Corporation[l]	82,453
700	Cirrus Logic, Inc.[l]	24,304
59,280	Cisco Systems, Inc.	1,410,271
3,262	Cognex Corporation	105,199
2,600	Cognizant Technology Solutions Corporation[l]	164,606
1,310	Coherent, Inc.[l]	101,224
1,100	Comtech Telecommunications Corporation	21,472
2,590	Convergys Corporation	63,300
7,010	CoreLogic, Inc.[l]	250,257
141	Cornerstone OnDemand, Inc.[l]	4,327
3,620	Criteo SA ADR[l]	107,080
790	Cvent, Inc.[l]	20,864
1,687	Demandware, Inc.[l]	71,579
1,120	DSP Group, Inc.[l]	10,718
596	DST Systems, Inc.	62,824
6,250	eBay, Inc.[l]	146,625
3,565	Electro Rent Corporation	31,158
23,520	EMC Corporation	582,590
1,865	Envestnet, Inc.[l]	43,734
1,300	EVERTEC, Inc.	17,862
1,420	ExlService Holdings, Inc.[l]	61,997
1,390	F5 Networks, Inc.[l]	130,354
3,011	Fabrinet[l]	75,004
16,840	Facebook, Inc.[l]	1,889,616
1,431	FEI Company	103,676
470	FleetCor Technologies, Inc.[l]	57,735
5,020	FLIR Systems, Inc.	146,785
4,660	Fortinet, Inc.[l]	131,132
640	Gartner, Inc.[l]	56,250
3,440	Glu Mobile, Inc.[l]	7,602
3,691	Guidewire Software, Inc.[l]	203,153
1,780	Harmonic, Inc.[l]	5,874
720	IAC/InterActiveCorporation	37,397
2,030	Imperva, Inc.[l]	104,667
13,100	Intel Corporation	406,362
5,021	Ixia[l]	48,051
3,004	Juniper Networks, Inc.	70,894
210	Leidos Holdings, Inc.	9,685
787	Liberty Tripadvisor Holdings, Inc.[l]	17,574
739	Littelfuse, Inc.	75,304
160	LogMeIn, Inc.[l]	8,358
577	Manhattan Associates, Inc.[l]	33,264
2,750	Marvell Technology Group, Ltd.	24,338
2,910	MasterCard, Inc.	259,077
2,931	Maxim Integrated Products, Inc.	97,895
5,850	Mentor Graphics Corporation	101,673
1,463	Methode Electronics, Inc.	38,126
6,510	Microsemi Corporation[l]	206,367
40,980	Microsoft Corporation	2,257,588
1,942	Monolithic Power Systems, Inc.	121,511
160	Morningstar, Inc.	12,866
1,600	Nanometrics, Inc.[l]	22,608
4,180	National Instruments Corporation	119,130
380	NetScout Systems, Inc.[l]	8,189
2,596	Newport Corporation[l]	39,537
1,600	Nice Systems, Ltd. ADR	96,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Information Technology (3.3%) - continued
19,982	NVIDIA Corporation	$585,273
1,350	NXP Semiconductors NVl	100,953
2,140	ON Semiconductor Corporation[l]	18,318
13,900	Oracle Corporation	504,709
1,020	Palo Alto Networks, Inc.[l]	152,480
7,040	Pandora Media, Inc.[l]	68,429
1,100	Paylocity Holding Corporation[l]	34,232
13,515	PayPal Holdings, Inc.[l]	488,432
1,684	Plantronics, Inc.	75,494
4,376	Progress Software Corporation[l]	113,295
1,679	Proofpoint, Inc.[l]	84,554
1,850	PTC, Inc.[l]	54,779
2,610	QLIK Technologies, Inc.[l]	65,354
500	Rackspace Hosting, Inc.[l]	10,105
1,630	RealPage, Inc.[l]	31,443
1,550	Red Hat, Inc.[l]	108,578
2,050	Ruckus Wireless, Inc.[l]	17,241
14,940	Salesforce.com, Inc.[l]	1,016,816
330	ScanSource, Inc.[l]	10,355
1,390	ServiceNow, Inc.[l]	86,472
2,750	ShoreTel, Inc.[l]	22,578
2,150	Symantec Corporation	42,656
1,800	Synopsys, Inc.[l]	77,220
320	Tech Data Corporation[l]	19,968
10,221	Teradyne, Inc.	198,594
1,330	Tessera Technologies, Inc.	38,331
9,490	Texas Instruments, Inc.	502,306
267	Tyler Technologies, Inc.[l]	41,935
1,046	Ultimate Software Group, Inc.[l]	183,709
2,110	Ultra Clean Holdings, Inc.[l]	10,888
2,700	Vantiv, Inc.[l]	127,035
5,888	Virtusa Corporation[l]	263,311
12,100	Visa, Inc.	901,329
2,390	Web.com Group, Inc.[l]	45,004
3,460	Xerox Corporation	33,735
4,370	Xilinx, Inc.	219,680

	Total	23,425,846

Materials (0.7%)
2,419	Agnico Eagle Mines, Ltd.	71,215
5,000	Albemarle Corporation	263,200
12,700	Alcoa, Inc.	92,583
830	Allegheny Technologies, Inc.	7,785
1,349	American Vanguard Corporation	15,190
1,450	Avery Dennison Corporation	88,291
2,382	Axalta Coating Systems, Ltd.[l]	56,716
1,176	Balchem Corporation	66,021
2,023	Ball Corporation	135,197
13,518	Barrick Gold Corporation	133,963
1,130	Berry Plastics Group, Inc.[l]	35,143
380	Boise Cascade Company[l]	7,851
290	Carpenter Technology Corporation	8,050
1,070	Celanese Corporation	68,127
1,911	CF Industries Holdings, Inc.	57,330
5,216	Chemtura Corporation[l]	136,868
540	Clearwater Paper Corporation[l]	21,146
7,831	Crown Holdings, Inc.[l]	359,286
5,870	Dow Chemical Company	246,540
488	Eagle Materials, Inc.	26,128
1,650	Eastman Chemical Company	100,997
9,394	Eldorado Gold Corporation	21,043
3,010	FMC Corporation	107,517
10,650	Freeport-McMoRan, Inc.	48,990
9,206	Goldcorp, Inc.	104,396
2,230	Graphic Packaging Holding Company	25,333
410	Innophos Holdings, Inc.	10,951

Shares	Common Stock (16.3%)	Value

Materials (0.7%) - continued
1,365	Innospec, Inc.	$68,045
6,211	International Paper Company	212,478
680	KapStone Paper and Packaging Corporation	10,050
16,207	Kinross Gold Corporation[l]	26,580
480	Koppers Holdings, Inc.[l]	8,126
627	Martin Marietta Materials, Inc.	78,739
727	Minerals Technologies, Inc.	29,800
10,400	Mosaic Company	250,640
3,719	Myers Industries, Inc.	42,360
7,526	Newmont Mining Corporation	150,219
4,160	Nucor Corporation	162,531
3,770	Olin Corporation	63,864
5,596	Owens-Illinois, Inc.[l]	72,412
3,945	Packaging Corporation of America	200,524
5,397	PolyOne Corporation	146,043
130	Quaker Chemical Corporation	9,751
310	Reliance Steel & Aluminum Company	17,651
868	Royal Gold, Inc.	25,858
1,400	RPM International, Inc.	54,950
980	Schnitzer Steel Industries, Inc.	13,181
1,130	Scotts Miracle-Gro Company	77,608
2,680	Sealed Air Corporation	108,620
4,112	Silver Wheaton Corporation	48,357
2,960	Sonoco Products Company	116,950
6,629	Steel Dynamics, Inc.	121,642
7,192	Teck Resources, Ltd.	26,826
1,332	Vulcan Materials Company	117,482
450	Westlake Chemical Corporation	20,466
3,699	Westrock Company	130,501
320	Worthington Industries, Inc.	9,789
13,609	Yamana Gold, Inc.	23,135

	Total	4,761,035

Telecommunications Services (0.1%)
4,880	Cincinnati Bell, Inc.[l]	15,811
880	IDT Corporation	11,176
1,070	Level 3 Communications, Inc.[l]	52,227
870	Lumos Networks Corporation[l]	10,075
2,600	ORBCOMM, Inc.[l]	18,980
2,080	SBA Communications Corporation[l]	206,502
9,663	Verizon Communications, Inc.	482,860
10,120	Vonage Holdings Corporation[l]	51,916

	Total	849,547

Utilities (0.4%)
5,770	AES Corporation	54,815
440	Ameren Corporation	19,765
4,050	American Electric Power Company, Inc.	246,928
1,760	American States Water Company	79,904
5,790	American Water Works Company, Inc.	375,829
1,510	Aqua America, Inc.	47,610
1,010	Artesian Resources Corporation	30,613
5,090	Atlantic Power Corporation	9,518
400	Atmos Energy Corporation	27,688
2,090	California Water Service Group	52,438
180	Chesapeake Utilities Corporation	11,335
2,400	Edison International, Inc.	148,320
1,314	FirstEnergy Corporation	43,441
1,641	Laclede Group, Inc.	104,926
2,970	MDU Resources Group, Inc.	50,134
430	Middlesex Water Company	12,470
640	New Jersey Resources Corporation	22,541
600	NRG Yield, Inc.	7,944
370	OGE Energy Corporation	9,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (16.3%)	Value

Utilities (0.4%) - continued
1,260	Otter Tail Corporation	$35,078
1,480	Pacific Ethanol, Inc.[l]	5,165
14,380	PG&E Corporation	789,606
1,108	PNM Resources, Inc.	34,802
1,850	Public Service Enterprise Group, Inc.	76,405
3,610	Questar Corporation	73,608
1,230	Renewable Energy Group, Inc.[l]	8,524
5,400	Southern Company	264,168
1,646	Southwest Gas Corporation	96,834
7,629	Talen Energy Corporation[l]	54,547
2,060	UGI Corporation	70,040
2,220	Vectren Corporation	92,885
1,130	WEC Energy Group, Inc.	62,410
1,300	Westar Energy, Inc.	56,628

	Total	3,076,624

	Total Common Stock (cost $115,932,376)	116,576,552

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,549,247	Thrivent Cash Management Trust	1,549,247

	Total Collateral Held for Securities Loaned (cost $1,549,247)	1,549,247

Shares or Principal Amount	Short-Term Investments (19.0%)[m]	Value

	Federal Home Loan Bank Discount Notes
8,000,000	0.293%, 2/3/2016	7,999,740
3,000,000	0.290%, 2/9/2016	2,999,758
2,000,000	0.260%, 2/17/2016	1,999,740
6,000,000	0.265%, 2/19/2016	5,999,117
1,500,000	0.300%, 2/24/2016	1,499,687
5,000,000	0.460%, 3/4/2016	4,997,828
9,000,000	0.310%, 3/9/2016	8,996,978
1,500,000	0.381%, 4/22/2016[n]	1,498,682
	Federal Home Loan Mortgage Corporation Discount Notes
800,000	0.300%, 2/11/2016	799,920
900,000	0.280%, 2/12/2016[n]	899,909
3,100,000	0.200%, 2/17/2016[n]	3,099,690
	Federal National Mortgage Association Discount Notes
100,000	0.250%, 2/10/2016[n]	99,992
	Thrivent Cash Management Trust
95,148,248	0.270%	95,148,248

	Total Short-Term Investments (at amortized cost)	136,039,289

	Total Investments (cost $784,158,834) 113.0%	$810,293,609

	Other Assets and Liabilities, Net (13.0%)	(93,223,757)

	Total Net Assets 100.0%	$717,069,852

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	Defaulted security. Interest is not being accrued.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $20,591,617 or 2.9% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of January 29, 2016 was $12,192,519 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Ares CLO, Ltd., 10/12/2023	5/15/2015	550,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	776,343
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	77,476
Digicel, Ltd., 4/15/2021	8/18/2014	318,502
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	201,298
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	$498,750
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	550,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	523,640
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,115,656
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	525,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	165,245
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	496,250
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	639,659
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of January 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$1,487,707

Total lending	$1,487,707
Gross amount payable upon return of collateral for securities loaned	$1,549,247

Net amounts due to counterparty	$61,540

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$45,827,769
Gross unrealized depreciation	(19,692,994)

Net unrealized appreciation (depreciation)	$26,134,775

Cost for federal income tax purposes	$784,158,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,924,336	–	1,924,336	–
Capital Goods	156,026	–	156,026	–
Communications Services	9,531,944	–	9,024,355	507,589
Consumer Cyclical	4,326,337	–	4,326,337	–
Consumer Non-Cyclical	1,301,766	–	1,301,766	–
Energy	1,236,505	–	804,826	431,679
Financials	1,265,329	–	1,265,329	–
Technology	2,621,312	–	2,621,312	–
Transportation	475,458	–	269,790	205,668
Utilities	502,187	–	502,187	–
Long-Term Fixed Income
Asset-Backed Securities	11,636,554	–	11,636,554	–
Basic Materials	1,369,704	–	1,369,704	–
Capital Goods	3,868,392	–	3,868,392	–
Collateralized Mortgage Obligations	15,087,777	–	15,087,777	–
Commercial Mortgage-Backed Securities	13,241,898	–	13,241,898	–
Communications Services	11,421,306	–	11,421,306	–
Consumer Cyclical	5,956,043	–	5,956,043	–
Consumer Non-Cyclical	10,969,938	–	10,969,938	–
Energy	6,535,284	–	6,535,284	–
Financials	24,937,628	–	24,937,628	–
Foreign Government	592,153	–	592,153	–
Mortgage-Backed Securities	95,082,782	–	95,082,782	–
Technology	5,362,122	–	5,362,122	–
Transportation	2,219,282	–	2,219,282	–
U.S. Government and Agencies	77,486,087	–	77,486,087	–
Utilities	6,446,504	–	6,446,504	–
Registered Investment Companies
Affiliated Fixed Income Holdings	114,580,048	114,580,048	–	–
Affiliated Equity Holdings	108,754,844	108,754,844	–	–
Fixed Income Funds/ETFs	13,205,337	13,205,337	–	–
Equity Funds/ETFs	4,033,638	4,033,638	–	–
Common Stock
Consumer Discretionary	15,676,598	15,676,598	–	–
Consumer Staples	5,632,135	5,632,135	–	–
Energy	16,636,540	16,636,540	–	–
Financials	20,158,498	20,158,498	–	–
Health Care	14,060,872	14,060,872	–	–
Industrials	12,298,857	12,298,857	–	–
Information Technology	23,425,846	23,425,846	–	–
Materials	4,761,035	4,761,035	–	–
Telecommunications Services	849,547	849,547	–	–
Utilities	3,076,624	3,076,624	–	–
Collateral Held for Securities Loaned	1,549,247	1,549,247	–	–
Short-Term Investments	136,039,289	95,148,248	40,891,041	–

Total	$810,293,609	$453,847,914	$355,300,759	$1,144,936

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	4,256,585	4,256,585	–	–

Total Asset Derivatives	$4,256,585	$4,256,585	$–	$–

Liability Derivatives
Futures Contracts	2,528,717	2,528,717	–	–

Total Liability Derivatives	$2,528,717	$2,528,717	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $5,498,284 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(345)	March 2016	($75,047,212)	($75,425,625)	($378,413)
5-Yr. U.S. Treasury Bond Futures	384	March 2016	45,508,189	46,338,002	829,813
10-Yr. U.S. Treasury Bond Futures	216	March 2016	27,274,046	27,988,876	714,830
30-Yr. U.S. Treasury Bond Futures	128	March 2016	19,595,397	20,612,000	1,016,603
CME E-mini NASDAQ 100 Index	(160)	March 2016	(14,750,560)	(13,641,600)	1,108,960
CME S&P 500 Index	24	March 2016	11,415,760	11,580,600	164,840
Eurex Euro STOXX 50 Index	493	March 2016	17,062,996	16,315,661	(747,335)
ICE mini MSCI EAFE Index	216	March 2016	17,773,098	17,297,280	(475,818)
NYBOT NYF mini Russell 2000 Index	91	March 2016	10,161,101	9,385,740	(775,361)
S&P 400 Index Mini-Futures	(105)	March 2016	(14,226,939)	(13,805,400)	421,539
Ultra Long Term U.S. Treasury Bond Futures	(18)	March 2016	(2,839,585)	(2,991,375)	(151,790)
Total Futures Contracts					$1,727,868

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Small Cap Stock	$3,944,813	$296,712	$–	202,436	$3,583,112	$9,094
Mid Cap Stock	11,412,961	1,211,117	–	539,082	10,388,119	50,209
Partner Worldwide Allocation	45,583,777	746,536	13,000,000	3,412,488	30,166,396	746,536
Large Cap Growth	22,804,607	1,147,332	–	2,428,665	21,105,103	–
Large Cap Value	46,725,210	3,183,064	–	2,491,385	42,552,861	707,301
Large Cap Stock	1,042,221	50,014	–	41,223	959,253	14,261
High Yield	20,593,574	268,413	1,557,641	4,075,577	17,932,539	268,471
Income	55,117,992	7,359,034	383,360	6,902,343	60,464,521	568,347
Government Bond	10,254,616	–	10,178,261	–	–	2,720
Limited Maturity Bond	36,517,087	149,071	307,420	2,939,317	36,182,988	149,036
Cash Management Trust- Collateral Investment	467,514	13,483,243	12,401,510	1,549,247	1,549,247	3,867
Cash Management Trust- Short Term Investment	7,000,000	105,758,886	17,610,638	95,148,248	95,148,248	25,671
Total Value and Income Earned	$261,464,372				$320,032,387	$2,545,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (16.6%)[a]	Value

Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$398,879	3.500%, 5/22/2020[b]	$139,325
	Fortescue Metals Group, Ltd., Term Loan
885,068	4.250%, 6/30/2019	611,361
	Ineos US Finance, LLC, Term Loan
557,911	3.750%, 12/15/2020	531,410
	NewPage Corporation, Term Loan
877,500	0.000%, 2/11/2021[b]	218,278
	Tronox Pigments BV, Term Loan
661,985	4.500%, 3/19/2020	579,786

	Total	2,080,160

Capital Goods (0.7%)
	Accudyne Industries, LLC, Term Loan
449,486	4.000%, 12/13/2019	373,357
	ADS Waste Holdings, Inc., Term Loan
503,180	3.750%, 10/9/2019	485,317
	Berry Plastics Group, Inc., Term Loan
492,185	3.500%, 2/8/2020	485,058
	Rexnord, LLC, Term Loan
498,525	4.000%, 8/21/2020	474,501

	Total	1,818,233

Communications Services (5.3%)
	Altice Financing SA, Term Loan
572,125	5.250%, 2/4/2022	564,973
	Atlantic Broadband Penn, LLC, Term Loan
556,838	3.250%, 11/30/2019	553,185
	Birch Communication Inc., Term Loan
668,438	7.750%, 7/17/2020	601,594
	Cengage Learning Acquisitions, Term Loan
553,140	7.000%, 3/31/2020	538,277
	Cincinnati Bell, Inc., Term Loan
415,438	4.000%, 9/10/2020	399,165
	CSC Holdings, LLC, Term Loan
300,000	5.000%, 10/9/2022	299,157
	Fairpoint Communications, Term Loan
497,218	7.500%, 2/14/2019	488,517
	Grande Communications Networks, LLC, Term Loan
560,638	4.500%, 5/29/2020	548,024
	Gray Television, Inc., Term Loan
350,000	0.000%, 6/13/2021[c,d]	349,017
333,863	3.750%, 6/13/2021	330,317
	Hargray Communications Group, Inc., Term Loan
590,115	5.250%, 6/26/2019	586,981
	Integra Telecom Holdings, Inc., Term Loan
587,092	5.250%, 8/14/2020	559,939
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	480,745
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	488,897
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
605,000	4.500%, 1/7/2022	579,287

Principal Amount	Bank Loans (16.6%)[a]	Value

Communications Services (5.3%) - continued
	LTS Buyer, LLC, Term Loan
$536,250	4.000%, 4/13/2020	$525,021
	MCC Georgia, LLC, Term Loan
374,300	3.750%, 6/30/2021	370,793
	McGraw-Hill Global Education Holdings, LLC, Term Loan
494,683	4.750%, 3/22/2019	484,171
	NEP/NCP Holdco, Inc., Term Loan
493,370	4.250%, 1/22/2020	468,085
	NTelos, Inc., Term Loan
292,443	5.750%, 11/9/2019	290,981
	Numericable US, LLC, Term Loan
548,625	4.563%, 7/29/2022	521,068
20,000	4.750%, 2/10/2023	19,171
	SBA Senior Finance II, LLC, Term Loan
566,375	3.250%, 3/24/2021	556,401
	TNS, Inc., Term Loan
346,849	5.000%, 2/14/2020	340,238
	Univision Communications, Inc., Term Loan
531,011	4.000%, 3/1/2020	517,449
	Virgin Media Investment Holdings, Ltd., Term Loan
360,227	3.500%, 6/30/2023	352,655
	WideOpenWest Finance, LLC, Term Loan
541,015	4.500%, 4/1/2019	526,137
	WMG Acquisition Corporation, Term Loan
454,537	3.750%, 7/1/2020	435,561
	XO Communications, LLC, Term Loan
442,125	4.250%, 3/20/2021	433,190
	Yankee Cable Acquisition, LLC, Term Loan
515,673	4.250%, 3/1/2020	507,134
	Zayo Group, LLC, Term Loan
584,999	3.750%, 5/6/2021	575,862

	Total	14,291,992

Consumer Cyclical (3.1%)
	Amaya BV, Term Loan
1,046,790	5.000%, 8/1/2021	962,397
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	4.250%, 8/13/2021	432,636
	Ceridian HCM Holding, Inc., Term Loan
244,534	4.500%, 9/15/2020	211,114
	Charter Communications Operating, LLC, Term Loan
487,500	3.000%, 1/3/2021	477,345
	Chrysler Group, LLC, Term Loan
63,181	3.500%, 5/24/2017	62,905
	Golden Nugget, Inc., Delayed Draw
67,680	5.500%, 11/21/2019	67,088
	Golden Nugget, Inc., Term Loan
157,920	5.500%, 11/21/2019	156,538
	Hilton Worldwide Finance, LLC, Term Loan
637,456	3.500%, 10/26/2020	635,984
	IMG Worldwide, Inc., Term Loan
650,919	5.250%, 5/6/2021	635,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (16.6%)[a]	Value

Consumer Cyclical (3.1%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$541,125	6.000%, 5/22/2018	$528,273
	Marina District Finance Company, Inc., Term Loan
271,125	6.500%, 8/15/2018	270,447
	MGM Resorts International, Term Loan
438,693	3.500%, 12/20/2019	434,307
	Michaels Stores, Inc., Term Loan
477,032	4.000%, 1/28/2020	472,710
	Mohegan Tribal Gaming Authority, Term Loan
793,867	5.500%, 6/15/2018	768,352
	Pinnacle Entertainment, Inc., Term Loan
191,328	3.750%, 8/13/2020	190,993
	ROC Finance, LLC, Term Loan
552,288	5.000%, 6/20/2019	489,465
	Scientific Games International, Inc., Term Loan
543,900	6.000%, 10/18/2020	485,958
94,286	6.000%, 10/1/2021	83,708
	Seminole Hard Rock Entertainment, Inc., Term Loan
600,462	3.500%, 5/14/2020	586,952
	Seminole Indian Tribe of Florida, Term Loan
394,563	3.000%, 4/29/2020	392,097

	Total	8,344,325

Consumer Non-Cyclical (2.3%)
	Albertson’s, LLC, Term Loan
758,850	5.500%, 3/21/2019	750,837
195,000	5.500%, 12/21/2022	190,369
	Catalina Marketing Corporation,Term Loan
551,600	4.500%, 4/9/2021	429,696
	CHS/Community Health Systems, Inc., Term Loan
134,036	3.657%, 12/31/2018	131,783
125,792	3.750%, 1/27/2021	120,698
231,455	4.000%, 1/27/2021	222,486
	Endo Luxembourg Finance I Co Sarl, Term Loan
405,000	3.750%, 9/26/2022	399,622
	HCA, Inc., Term Loan
430,100	3.178%, 3/31/2017	429,502
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	435,115
110,000	4.000%, 10/30/2022	105,050
	Libbey Glass, Inc., Term Loan
275,800	3.750%, 4/9/2021	266,147
	LTF Merger Sub, Inc., Term Loan
472,625	4.250%, 6/10/2022	461,991
	Ortho-Clinical Diagnostics, Inc., Term Loan
684,055	4.750%, 6/30/2021	599,574
	Owens-Brockway Glass Container, Inc., Term Loan
548,625	3.500%, 9/1/2022	546,842
	Sterigenics-Nordion Holdings, LLC, Term Loan
321,694	4.250%, 5/16/2022	312,043

Principal Amount	Bank Loans (16.6%)[a]	Value

Consumer Non-Cyclical (2.3%) - continued
	Supervalu, Inc., Term Loan
$535,943	4.500%, 3/21/2019	$514,264
	Valeant Pharmaceuticals International, Inc., Term Loan
472,613	4.000%, 4/1/2022[c,d]	454,247

	Total	6,370,266

Energy (0.9%)
	Arch Coal, Inc., Term Loan
487,400	0.000%, 5/16/2018[b]	143,646
	Aria Energy Operating, LLC, Term Loan
257,083	5.000%, 5/27/2022	236,516
	Energy Solutions, LLC, Term Loan
633,054	6.750%, 5/29/2020	525,434
	Exgen Renewables I, LLC, Term Loan
326,855	5.250%, 2/6/2021	325,221
	McJunkin Red Man Corporation, Term Loan
377,591	4.750%, 11/8/2019	336,056
	MEG Energy Corporation, Term Loan
556,703	0.000%, 3/31/2020[c,d]	429,458
	Offshore Group Investment, Ltd., Term Loan
705,031	0.000%, 3/28/2019[e]	119,559
	Pacific Drilling SA, Term Loan
531,375	4.500%, 6/3/2018	135,942
	Targa Resources Partners, LP, Term Loan
251,163	5.750%, 2/27/2022	210,977

	Total	2,462,809

Financials (1.0%)
	DJO Finance, LLC, Term Loan
213,925	4.250%, 6/7/2020	205,725
	Harland Clarke Holdings Corporation, Term Loan
510,937	7.000%, 5/22/2018	481,983
	MPH Acquisition Holdings, LLC, Term Loan
900,970	3.750%, 3/31/2021	877,545
	TransUnion, LLC, Term Loan
540,375	3.500%, 4/9/2021	521,267
	WaveDivision Holdings, LLC, Term Loan
550,487	4.000%, 10/15/2019	539,934

	Total	2,626,454

Technology (1.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,250,000	0.000%, 2/1/2023[c,d]	1,229,100
	Avago Technologies, Ltd., Term Loan
599,212	3.750%, 5/6/2021	598,277
	BMC Software, Inc., Term Loan
425,375	5.000%, 9/10/2020	339,313
	First Data Corporation, Term Loan
595,000	3.927%, 3/23/2018	586,694
110,000	3.927%, 9/24/2018	108,370
100,000	4.177%, 7/8/2022	98,025
	SS&C European Holdings SARL, Term Loan
246,816	4.007%, 7/8/2022	245,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (16.6%)[a]	Value

Technology (1.2%) - continued
$35,462	4.018%, 7/8/2022	$35,284

	Total	3,240,645

Transportation (0.8%)
	American Airlines, Inc., Term Loan
928,462	3.250%, 6/27/2020	910,395
	Delta Airlines, Inc., Term Loan
548,625	3.250%, 8/24/2022	546,996
	OSG Bulk Ships, Inc., Term Loan
325,050	5.250%, 8/5/2019	282,793
	XPO Logistics, Inc., Term Loan
500,000	5.500%, 11/1/2021	490,835

	Total	2,231,019

Utilities (0.5%)
	Calpine Corporation, Term Loan
397,970	4.000%, 10/31/2020	385,832
535,941	3.500%, 5/27/2022	507,386
	Intergen NV, Term Loan
531,375	5.500%, 6/15/2020	474,252

	Total	1,367,470

	Total Bank Loans (cost $49,178,449)	44,833,373

Shares	Common Stock (45.0%)	Value

Consumer Discretionary (6.6%)
3,700	Aisan Industry Company, Ltd.	35,270
1,100	Aisin Seiki Company, Ltd.	46,709
2,530	Amazon.com, Inc.[f]	1,485,110
2,180	AutoZone, Inc.[f]	1,672,910
600	Bayerische Motoren Werke AG	41,311
5,500	Berkeley Group Holdings plc	278,063
10,780	Best Buy Company, Inc.	301,085
1,200	Brembo SPA	49,235
3,100	Bridgestone Corporation	112,939
6,860	Burlington Stores, Inc.[f]	368,588
6,000	Calsonic Kansei Corporation	52,701
5,580	Cedar Fair, LP	302,045
4,000	Cineworld Group plc	28,865
37,308	Comcast Corporation	2,078,429
2,200	Compass Group plc	37,862
200	Continental AG	41,969
3,750	Core-Mark Holding Company, Inc.	304,838
1,100	Daimler AG	77,015
25,600	Debenhams plc	28,744
4,900	Denso Corporation	211,327
30,190	Discovery Communications, Inc.[f]	832,942
14,900	EDION Corporation	111,811
2,400	Electrolux AB	52,277
5,500	Eutelsat Communications	177,756
13,050	Ford Motor Company	155,817
4,440	General Motors Company	131,602
14,000	Gunze, Ltd.	39,381
8,200	Hakuhodo Dy Holdings, Inc.	87,386
4,050	Harman International Industries, Inc.	301,279
500	Hugo Boss AG	39,821
14,900	Inchcape plc	153,207
2,300	Intertek Group plc	93,222
3,900	Isuzu Motors, Ltd.	39,518
5,900	Jarden Corporation[f]	312,995
800	LVMH Moet Hennessy Louis Vuitton SE	128,677
4,200	Marks and Spencer Group plc	25,502
18,410	MDC Partners, Inc.	359,731

Shares	Common Stock (45.0%)	Value

Consumer Discretionary (6.6%) - continued
26,380	NIKE, Inc.	$1,635,824
7,100	NOK Corporation	147,609
300	Paddy Power plc	44,702
6,000	PanaHome Corporation	43,706
15,000	Persimmon plc	437,692
370	Priceline Group, Inc.[f]	394,039
1,400	ProSiebenSat.1 Media AG	69,949
300	Renault SA	25,456
3,977	Restoration Hardware Holdings, Inc.[f]	245,063
3,600	Sekisui House, Ltd.	56,667
3,800	SHOWA Corporation	33,477
5,500	Sports Direct International plc[f]	32,705
1,700	Stanley Electric Company, Ltd.	37,413
10,200	Star Entertainment Group, Ltd.	39,371
19,130	Starbucks Corporation	1,162,530
11,900	Sumitomo Forestry Company, Ltd.	151,091
5,800	Sumitomo Rubber Industries, Ltd.	73,612
1,300	Tamron Company, Ltd.	18,582
10,820	Target Corporation	783,584
12,100	Tatts Group, Ltd.	35,994
12,180	Toll Brothers, Inc.[f]	336,412
4,400	Toyota Motor Corporation	265,010
13,700	UBM plc	102,487
1,000	Valora Holding AG	205,923
5,000	Wacoal Holdings Corporation	58,458
9,800	WH Smith plc	258,601
6,600	Wolters Kluwer NV	224,752
8,900	WPP plc	193,554
1,700	Yokohama Rubber Company, Ltd.	25,486

	Total	17,737,688

Consumer Staples (2.6%)
2,200	AarhusKarlshamn AB	143,208
8,859	Anheuser-Busch InBev NV ADR	1,114,817
5,600	Axfood AB	97,980
6,500	British American Tobacco plc	362,205
4,800	Britvic plc	49,556
1,500	Carrefour SA	42,691
18,730	Coca-Cola Company	803,892
10,200	Coca-Cola HBC AG	208,873
2,200	Henkel AG & Company KGaA	202,860
1,600	Imperial Tobacco Group plc	86,633
11,900	Japan Tobacco, Inc.	466,049
4,300	Jeronimo Martins SGPS SA	59,969
4,600	Kao Corporation	246,861
30,400	Koninklijke Ahold NV	687,634
700	KOSE Corporation	65,065
6,400	Nestle SA	471,503
5,000	Nippon Meat Packers, Inc.	97,021
6,200	Nisshin OilliO Group, Ltd.	25,916
11,830	Philip Morris International, Inc.	1,064,818
2,500	Suedzucker AG	37,816
1,400	Sugi Holdings Company, Ltd.	72,590
7,100	Swedish Match AB	252,567
7,930	WhiteWave Foods Company[f]	299,357
5,000	Woolworths, Ltd.	86,923

	Total	7,046,804

Energy (3.9%)
183,000	BP plc	988,246
8,640	Continental Resources, Inc.[f]	182,390
3,200	Eni SPA	46,439
16,630	EOG Resources, Inc.	1,181,063
20,460	EQT Corporation	1,263,200
43,500	Kinder Morgan, Inc.	715,575
6,700	OMV AG	172,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (45.0%)	Value

Energy (3.9%) - continued
16,350	Parsley Energy, Inc.[f]	$314,901
1,500	Royal Dutch Shell plc	32,799
26,200	Royal Dutch Shell plc ADR	1,150,966
3,800	Royal Dutch Shell plc, Class B	82,795
50,500	Spectra Energy Corporation	1,386,225
12,353	Statoil ASA	169,032
5,300	Total SA	235,430
30,436	Total SA ADR[g]	1,348,923
188,550	Weatherford International, Ltd.[f]	1,270,827

	Total	10,541,270

Financials (13.3%)
49,500	Aberdeen Asset Management plc	174,482
1,400	Acadia Realty Trust	47,740
1,900	AEON Financial Service Company, Ltd.	43,710
2,590	Affiliated Managers Group, Inc.[f]	347,552
1,800	Agree Realty Corporation	66,456
8,490	Alexandria Real Estate Equities, Inc.	672,238
7,600	Allianz SE	1,229,950
7,375	American Capital Agency Corporation	125,891
1,327	American Farmland Company	7,736
14,300	Annaly Capital Management, Inc.	135,850
3,700	Apartment Investment & Management Company	144,855
48,200	Apollo Investment Corporation	244,374
1,600	Apple Hospitality REIT, Inc.	29,264
22,200	Ares Capital Corporation	308,580
21,200	Australia & New Zealand Banking Group, Ltd.	368,010
2,800	AvalonBay Communities, Inc.	480,172
107,200	Banco Santander SA	459,395
35,200	Bank Hapoalim, Ltd.	163,499
13,728	Bank of Nova Scotia	562,388
9,168	Bank of Queensland, Ltd.	85,879
62,000	Bank of Yokohama, Ltd.	330,691
21,300	BinckBank NV	169,857
1,100	Bluerock Residential Growth REIT, Inc.	11,396
3,200	BNP Paribas SA	151,589
900	Bolsas y Mercados Espanoles SA	27,039
5,710	Boston Properties, Inc.	663,559
6,700	British Land Company plc	70,976
22,091	Brixmor Property Group, Inc.	588,062
8,290	Camden Property Trust	632,527
10,100	Capital Shopping Centres Group plc	43,221
28,600	CapitaMall Trust	40,182
1,650	Care Capital Properties, Inc.	49,401
48,830	Charles Schwab Corporation	1,246,630
1,025	Chesapeake Lodging Trust	25,748
9,000	Chiba Bank, Ltd.	55,672
32,850	Citigroup, Inc.	1,398,753
9,100	CNP Assurances	121,689
600	CoreSite Realty Corporation	38,484
10,200	Credit Agricole SA	101,786
4,460	Crown Castle International Corporation	384,452
6,400	CubeSmart	200,256
950	CyrusOne, Inc.	35,008
3,300	Daiwa House Industry Company, Ltd.	93,169
3,300	DDR Corporation	56,463
500	Derwent London plc	23,190
42,100	DEXUS Property Group	222,048
2,550	Digital Realty Trust, Inc.	204,204
20,066	Direct Line Insurance Group plc	107,785
1,300	Douglas Emmett, Inc.	38,454

Shares	Common Stock (45.0%)	Value

Financials (13.3%) - continued
33,450	Duke Realty Corporation	$673,349
700	DuPont Fabros Technology, Inc.	23,219
1,100	Education Realty Trust, Inc.	42,988
19,500	Encore Capital Group, Inc.[f,g]	446,940
2,000	EPR Properties	119,900
1,829	Equinix, Inc.	568,033
2,700	Equity Lifestyle Properties, Inc.	177,984
1,000	Equity One, Inc.	27,720
8,380	Equity Residential	646,014
3,900	Erste Group Bank AGf	112,657
1,500	Essex Property Trust, Inc.	319,665
1,300	Extra Space Storage, Inc.	117,897
500	Federal Realty Investment Trust	75,415
21,900	FlexiGroup, Ltd.	44,105
26,100	Frasers Centrepoint Trust	34,871
61,000	Fukuoka Financial Group, Inc.	258,882
11,114	General Growth Properties, Inc.	311,637
1,400	GEO Group, Inc.	41,412
2,520	H&R Real Estate Investment Trust	33,908
3,600	Hamborner REIT AG	34,724
5,000	Hammerson plc	41,771
7,700	Hang Seng Bank, Ltd.	128,033
3,500	Hannover Rueckversicherung SE	368,365
7,100	HCP, Inc.	255,174
5,600	Healthcare Trust of America, Inc.	157,024
15,500	Henderson Group plc	61,671
6,400	Henderson Land Development Company, Ltd.	34,861
3,500	Highwoods Properties, Inc.	148,015
10,000	Hokuhoku Financial Group, Inc.	18,549
2,700	Hospitality Properties Trust	63,693
17,211	Host Hotels & Resorts, Inc.	238,372
1,050	Hudson Pacific Properties, Inc.	26,681
8,000	Hufvudstaden AB	110,240
60,000	Hysan Development Company, Ltd.	232,481
11,200	ING Groep NV	127,593
4,330	Intercontinental Exchange, Inc.	1,142,254
9,350	Invesco Mortgage Capital, Inc.	105,842
38,300	Investec plc	243,670
1,400	Iron Mountain, Inc.	38,556
5,100	Japan Post Bank Company, Ltd.[f]	62,010
1,600	Kilroy Realty Corporation	89,392
11,400	Kimco Realty Corporation	309,966
736	Lamar Advertising Company	41,297
2,100	LaSalle Hotel Properties	46,536
800	Liberty Property Trust	23,456
42,000	Link REIT	240,953
24,510	Live Oak Bancshares, Inc.[g]	349,022
3,150	Macerich Company	245,606
500	Macquarie Group, Ltd.	25,791
5,800	Medical Properties Trust, Inc.	63,800
20,190	MetLife, Inc.	901,484
2,000	Mid-America Apartment Communities, Inc.	187,640
53,500	Mitsubishi UFJ Financial Group, Inc.	274,343
600	Muenchener Rueckversicherungs- Gesellschaft AG	115,602
1,400	National Health Investors, Inc.	84,952
4,900	National Retail Properties, Inc.	210,406
132,000	New World Development Company, Ltd.	108,058
39,100	Nordea Bank AB	393,725
2,150	NorthStar Realty Finance Corporation	25,521
9,000	Ogaki Kyoritsu Bank, Ltd.	31,537
10,600	Old Mutual plc	25,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (45.0%)	Value

Financials (13.3%) - continued
2,700	Omega Healthcare Investors, Inc.	$85,617
1,600	Outfront Media, Inc.	34,800
10,730	PacWest Bancorp	393,898
3,100	Parkway Properties, Inc.	41,757
5,900	Physicians Realty Trust	100,713
5,200	Poste Italiane SPA[f,h]	38,446
10,200	Poundland Group plc	20,715
2,259	Power Corporation of Canada	47,908
17,263	Prologis, Inc.	681,371
3,560	Public Storage, Inc.	902,674
623	QTS Realty Trust, Inc.	28,783
6,260	Raymond James Financial, Inc.	274,251
2,600	Realty Income Corporation	145,054
1,900	Regency Centers Corporation	137,541
7,100	Resona Holdings, Inc.	32,651
1,200	Retail Opportunity Investments Corporation	22,188
5,094	RLJ Lodging Trust	93,169
900	Sampo Oyj	43,582
5,200	Schroders plc	203,172
7,810	Simon Property Group, Inc.	1,454,847
1,300	SL Green Realty Corporation	125,593
18,900	Solar Capital, Ltd.	306,558
1,100	Sompo Japan Nipponkoa Holdings, Inc.	32,622
1,369	Sovran Self Storage, Inc.	154,259
13,800	Spirit Realty Captial, Inc.	144,624
137,300	Stockland	402,849
1,570	Store Capital Corporation	38,920
41,000	Sumitomo Mitsui Trust Holdings, Inc.	131,093
4,100	Summit Hotel Properties, Inc.	41,615
400	Sun Communities, Inc.	26,636
1,800	Sunstone Hotel Investors, Inc.	21,384
8,500	Swiss Re AG	791,233
37,070	Synchrony Financial[f]	1,053,529
1,200	Talanx AG	34,673
2,632	Tanger Factory Outlet Centers, Inc.	84,198
700	Taubman Centers, Inc.	49,728
800	Tokio Marine Holdings, Inc.	28,624
15,600	UBS Group AG	257,793
6,200	UDR, Inc.	220,658
23,100	United Overseas Bank, Ltd.	293,665
3,100	Urban Edge Properties	75,330
6,600	Ventas, Inc.	365,112
4,289	VEREIT, Inc.	33,068
6,530	Vornado Realty Trust	577,644
4,500	Wallenstam AB	32,056
1,100	Weingarten Realty Investors	38,379
6,223	Welltower, Inc.	387,195
45,600	Wing Tai Holdings, Ltd.	49,257
1,600	WP Carey, Inc.	93,200
12,140	XL Group plc	440,196
16,005	Zions Bancorporation	362,993

	Total	35,819,256

Health Care (4.8%)
37,070	Abbott Laboratories	1,403,099
600	Actelion, Ltd.	79,068
11,410	Akorn, Inc.[f]	296,546
4,148	Allergan plc[f]	1,179,816
5,250	Amgen, Inc.	801,833
3,900	Astellas Pharmaceutical, Inc.	54,002
200	Bayer AG	22,509
900	CSL, Ltd.	67,040
5,600	Essilor International SA	694,743

Shares	Common Stock (45.0%)	Value

Health Care (4.8%) - continued
500	Fresenius Medical Care AG & Company KGaA	$44,405
500	Gerresheimer AG	35,525
24,300	GlaxoSmithKline plc	500,594
6,400	Hikma Pharmaceuticals plc	184,729
10,260	Hologic, Inc.[f]	348,224
2,910	ICON plc[f]	192,264
900	Lonza Group AG	137,879
23,400	Medtronic plc	1,776,528
29,120	Merck & Company, Inc.	1,475,510
18,660	Mylan NVf	983,195
5,400	Novartis AG	418,357
6,200	Novo Nordisk AS	346,384
16,730	Pfizer, Inc.	510,098
8,600	Sanofi	715,178
2,920	Teleflex, Inc.	396,215
2,900	Waters Corporation[f]	351,509

	Total	13,015,250

Industrials (4.6%)
2,400	Adecco SA	147,336
3,559	ADT Corporation[g]	105,275
3,400	Aida Engineering, Ltd.	30,982
43,400	Air New Zealand, Ltd.	83,261
2,300	Airbus Group NV	144,660
3,800	Amada Holdings Company, Ltd.	35,890
1,100	Andritz AG	51,148
20,000	Asahi Glass Company, Ltd.	121,945
1,200	Atlas Copco Aktiebolag	25,688
24,100	BAE Systems plc	178,241
10,210	Boeing Company	1,226,527
10,500	Central Glass Company, Ltd.	56,364
1,600	Central Japan Railway Company	296,982
2,200	Compagnie de Saint-Gobain	90,671
1,300	Croda International plc	53,092
6,000	Dai Nippon Printing Company, Ltd.	56,135
5,028	Dart Group plc	39,655
3,500	Deutsche Post AG	84,828
400	East Japan Railway Company	36,767
7,568	EMCOR Group, Inc.	345,858
2,539	Equifax, Inc.	268,626
5,300	Ferrovial SA	116,137
100	Flughafen Zuerich AG	73,732
3,439	Galliford Try plc	73,091
100	Georg Fischer AG	66,086
6,000	Hankyu Hanshin Holdings, Inc.	37,431
9,190	HNI Corporation	312,644
700	Hochtief AG	64,293
600	Hoshizaki Electric Company, Ltd.	41,959
16,050	Illinois Tool Works, Inc.	1,445,624
2,400	Inaba Denki Sangyo Company, Ltd.	74,854
25,930	Ingersoll-Rand plc	1,334,617
6,502	Intrum Justitia AB	215,453
30,800	ITOCHU Corporation	361,990
27,410	Jacobs Engineering Group, Inc.[f]	1,075,294
1,500	Jardine Matheson Holdings, Ltd.	78,802
600	Jungheinrich AG	47,881
2,000	Keisei Electric Railway Company, Ltd.	26,588
11,400	KITZ Corporation	51,018
7,700	KONE Oyj	338,445
2,500	Koninklijke Boskalis Westminster NV	98,483
18,500	Macquarie Infrastructure Corporation	1,240,610
14,340	Masco Corporation	378,433
3,210	Middleby Corporation[f]	290,056
4,500	MIRAIT Holdings Corporation	35,055
6,000	Mitsuboshi Belting, Ltd.	44,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (45.0%)	Value

Industrials (4.6%) - continued
4,800	Nikkon Holdings Company, Ltd.	$86,667
8,000	Nippon Express Company, Ltd.	37,474
8,000	Nitto Kogyo Corporation	132,480
4,000	Obayashi Corporation	36,086
500	Randstad Holding NV	27,239
500	Rieter Holding AG	92,682
1,511	Saft Groupe SA	39,496
200	Schindler Holding AG	30,650
16,300	SIG plc	31,287
700	Thales SA	53,280
9,000	Toppan Printing Company, Ltd.	78,317
1,100	Travis Perkins plc	28,782
600	Vestas Wind Systems AS	39,261
3,930	WABCO Holdings, Inc.[f]	352,325
1,400	Yuasa Trading Company, Ltd.	31,520

	Total	12,500,394

Information Technology (6.2%)
11,750	Alibaba Group Holding, Ltd. ADR[f]	787,602
1,390	Alphabet, Inc., Class Af	1,058,276
1,439	Alphabet, Inc., Class Cf	1,069,105
1,000	AMS AG	27,614
10,493	Apple, Inc.	1,021,389
480	AtoS	37,946
6,380	Autodesk, Inc.[f]	298,712
4,300	Canon, Inc.	120,152
6,200	Check Point Software Technologies, Ltd.[f]	488,622
32,300	Cisco Systems, Inc.	768,417
3,500	Dialog Semiconductor plc[f]	107,076
59,880	EMC Corporation	1,483,228
4,980	Facebook, Inc.[f]	558,806
15,500	FUJIFILM Holdings NPV	598,887
3,000	Hitachi Kokusai Electric, Inc.	36,121
2,400	Hoya Corporation	92,645
2,200	IBIDEN Company, Ltd.	30,990
2,000	IT Holdings Corporation	44,134
1,800	ITOCHU Techno-Solutions Corporation	29,229
13,210	Juniper Networks, Inc.	311,756
1,100	Kyocera Corporation	45,869
8,890	MasterCard, Inc.	791,477
20,300	MaxLinear, Inc.[f]	312,214
34,920	Microsoft Corporation	1,923,743
6,300	NEC Networks & System Integration Corporation	104,251
2,400	NS Solutions Corporation	54,412
7,400	Plantronics, Inc.	331,742
18,740	Progress Software Corporation[f]	485,179
12,865	QLIK Technologies, Inc.[f]	322,140
2,300	SAP SE	183,274
9,500	Shinko Electric Industries Company, Ltd.	58,154
500	TDK Corporation	27,465
100	U-Blox AGf	20,171
1,760	Ultimate Software Group, Inc.[f]	309,109
22,580	Visa, Inc.	1,681,984
23,800	Xilinx, Inc.	1,196,426

	Total	16,818,317

Materials (1.2%)
1,350	Ashland, Inc.	127,926
500	Aurubis AG	20,385
12,500	BHP Billiton plc	121,377
34,000	BHP Billiton, Ltd.	373,386
9,800	BillerudKorsnas AB	156,162

Shares	Common Stock (45.0%)	Value

Materials (1.2%) - continued
11,100	Boral, Ltd.	$44,541
2,900	Buzzi Unicem SPA	43,947
3,220	Crown Holdings, Inc.[f]	147,734
16,300	Daicel Corporation	239,791
3,960	Domtar Corporation	127,710
900	Evonik Industries AG	27,785
2,460	FMC Corporation	87,871
100	Givaudan SA	187,268
3,300	Hexpol AB	29,283
1,700	Holmen AB	48,723
2,100	JFE Holdings, Inc.	28,468
500	LafargeHolcim, Ltd.	21,045
200	Linde AG	27,215
5,200	Mitsubishi Chemical Holdings Corporation	29,002
4,700	Nippon Steel & Sumitomo Metal Corporation	84,244
3,200	Novozymes AS	133,566
7,000	Oji Holdings Corporation	28,270
2,710	Packaging Corporation of America	137,749
1,700	PPG Industries, Inc.	161,704
2,300	Rio Tinto plc	56,400
900	Rio Tinto, Ltd.	25,416
8,040	Steel Dynamics, Inc.	147,534
7,000	Sumitomo Seika Chemicals Company, Ltd.	40,550
6,000	Tosoh Corporation	29,035
7,000	UPM-Kymmene Oyj	114,077
7,223	Yara International ASA	273,822

	Total	3,121,986

Telecommunications Services (0.7%)
8,900	Elisa Oyj	322,349
8,100	Freenet AG	251,892
121,419	KCOM Group plc	200,693
2,200	NTT DOCOMO, Inc.	48,792
20,500	Orange SA	363,989
4,000	Proximus SA	138,268
7,500	TeliaSonera AB	35,422
33,500	Telstra Corporation, Ltd.	134,983
14,950	Zayo Group Holdings, Inc.[f]	374,049

	Total	1,870,437

Utilities (1.1%)
75,300	A2A SPA	90,291
34,700	Brookfield Infrastructure Partners, LPg	1,247,465
9,000	CLP Holdings, Ltd.	75,601
65,800	Electricidade de Portugal SA	229,777
22,110	MDU Resources Group, Inc.	373,217
7,770	NorthWestern Corporation	433,877
37,000	Redes Energeticas Nacionais SGPS SA	111,220
1,100	Severn Trent plc	34,519
7,000	Toho Gas Company, Ltd.	46,038
16,400	United Utilities Group plc	224,380

	Total	2,866,385

	Total Common Stock (cost $121,582,421)	121,337,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Asset-Backed Securities (1.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$280,947	0.567%, 7/25/2036[i]	$243,205
	Bayview Opportunity Master Fund Trust
90,468	3.623%, 4/28/2030[h]	89,775
225,633	3.228%, 7/28/2034*,j	225,375
	Conseco Financial Corporation
61,164	6.330%, 11/1/2029	62,291
	GMAC Mortgage Corporation Loan Trust
211,527	0.602%, 8/25/2035[i,k]	197,529
263,684	0.602%, 12/25/2036[i,k]	229,994
	IndyMac INDA Mortgage Loan Trust
262,512	4.684%, 8/25/2036	248,774
	IndyMac INDX Mortgage Loan Trust
393,579	0.637%, 4/25/2046[i]	301,739
	J.P. Morgan Mortgage Acquisition Trust
191,594	6.472%, 3/25/2047[j]	141,887
	Lehman XS Trust
205,741	5.440%, 8/25/2035[j]	182,784
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035[j]	237,645
	Renaissance Home Equity Loan Trust
332,131	5.608%, 5/25/2036[j]	212,281
478,459	5.285%, 1/25/2037[j]	250,373
	Sunset Mortgage Loan Company, LLC
168,852	4.459%, 9/16/2045*,j	168,800
	U.S. Residential Opportunity Fund III Trust
219,495	3.721%, 1/27/2035*	217,813
	Vericrest Opportunity Loan Transferee
145,930	3.375%, 10/25/2058*,j	143,656
164,322	3.500%, 6/26/2045[h]	162,438
	Wachovia Asset Securitization, Inc.
376,600	0.567%, 7/25/2037*,i,k	315,869

	Total	3,632,228

Basic Materials (0.4%)
	Albemarle Corporation
88,000	3.000%, 12/1/2019	87,366
	Anglo American Capital plc
55,000	1.572%, 4/15/2016[h,i]	54,575
	ArcelorMittal SA
260,000	6.500%, 3/1/2021[g]	211,250
	Dow Chemical Company
66,000	8.550%, 5/15/2019	77,224
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[h]	140,275
	Freeport-McMoRan, Inc.
44,000	2.300%, 11/14/2017	30,415
	Glencore Funding, LLC
60,000	1.680%, 4/16/2018[h,i]	48,920
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	65,423
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[h]	275,641

	Total	991,089

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Capital Goods (1.1%)
	Ball Corporation
$200,000	4.375%, 12/15/2020	$207,188
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022[g,h]	158,100
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[h]	290,700
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[g,h]	260,090
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020[g]	294,500
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	257,400
	General Electric Company
96,000	5.000%, 12/29/2049[l]	98,640
	Huntington Ingalls Industries, Inc.
300,000	5.000%, 12/15/2021[h]	309,750
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,395
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	60,477
	Martin Marietta Materials, Inc.
88,000	1.703%, 6/30/2017[i]	87,440
	Nortek, Inc.
187,750	8.500%, 4/15/2021	193,852
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[h]	192,000
	Pentair Finance SA
60,000	3.625%, 9/15/2020	60,915
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	59,960
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	267,750

	Total	2,873,157

Collateralized Mortgage Obligations (4.2%)
	Alternative Loan Trust
172,781	5.500%, 5/25/2035	173,117
	Angel Oak Mortgage Trust
327,659	4.500%, 11/25/2045*,j	327,407
	Banc of America Alternative Loan Trust
552,126	6.000%, 11/25/2035	490,225
	Banc of America Mortgage Securities, Inc.
194,421	2.853%, 9/25/2035	177,763
	Bear Stearns ALT-A Trust
226,339	2.684%, 10/25/2033	223,548
	Countrywide Alternative Loan Trust
466,719	6.500%, 8/25/2036	349,320
	Countrywide Home Loan Mortgage Pass Through Trust
397,034	2.706%, 11/25/2035	337,777
	Credit Suisse First Boston Mortgage Securities Corporation
319,579	5.250%, 10/25/2035	316,661
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
578,300	5.500%, 11/25/2035	551,195
367,580	1.055%, 4/25/2047[i]	312,597
	GMAC Mortgage Corporation Loan Trust
339,559	3.149%, 5/25/2035	319,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Collateralized Mortgage Obligations (4.2%) - continued
	HarborView Mortgage Loan Trust
$178,705	2.683%, 7/19/2035	$157,048
203,149	2.817%, 12/19/2035	178,162
	HomeBanc Mortgage Trust
355,155	2.234%, 4/25/2037	267,428
	J.P. Morgan Alternative Loan Trust
264,830	2.246%, 3/25/2036	220,897
625,186	6.500%, 3/25/2036	537,226
	J.P. Morgan Mortgage Trust
507,490	2.830%, 8/25/2035	502,995
537,847	2.751%, 1/25/2037	471,776
	Lehman Mortgage Trust
51,377	6.000%, 1/25/2036	46,959
	Master Asset Securitization Trust
105,739	0.927%, 6/25/2036[i]	59,436
	MortgageIT Trust
577,913	0.687%, 12/25/2035[i]	521,997
768,964	0.627%, 4/25/2036[i]	577,164
	New York Mortgage Trust
255,868	2.698%, 5/25/2036	230,839
	Residential Accredit Loans, Inc. Trust
376,442	5.750%, 9/25/2035	339,184
332,520	0.607%, 11/25/2036[i]	240,437
	Residential Funding Mortgage Security I Trust
668,536	6.000%, 7/25/2037	605,126
	Structured Adjustable Rate Mortgage Loan Trust
324,937	2.659%, 1/25/2035	270,161
270,643	2.744%, 7/25/2035	230,252
388,694	2.938%, 9/25/2035	325,129
	Structured Asset Mortgage Investments, Inc.
879,585	0.737%, 12/25/2035[i]	630,891
	WaMu Mortgage Pass Through Certificates
173,411	1.973%, 1/25/2037	145,758
304,745	1.025%, 1/25/2047[i]	245,046
	Washington Mutual Mortgage Pass Through Certificates
373,018	1.035%, 2/25/2047[i]	263,488
	Wells Fargo Mortgage Backed Securities Trust
505,878	2.722%, 7/25/2036	494,416
349,815	6.000%, 7/25/2037	346,364

	Total	11,487,006

Communications Services (1.4%)
	21st Century Fox America, Inc.
82,000	6.900%, 3/1/2019	93,347
	AMC Networks, Inc.
37,750	7.750%, 7/15/2021	40,015
90,000	4.750%, 12/15/2022	89,550
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	60,940
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,437
	AT&T, Inc.
60,000	1.533%, 6/30/2020[i]	59,442
55,000	2.800%, 2/17/2021[d]	54,792
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[h]	94,160
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017	58,270

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Communications Services (1.4%) - continued
	CCO Safari II, LLC
$29,000	3.579%, 7/23/2020[h]	$29,163
29,000	4.464%, 7/23/2022[h]	29,052
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[h]	308,255
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	194,876
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	185,250
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[h]	175,437
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*	250,702
	DIRECTV Holdings, LLC
66,000	5.875%, 10/1/2019	73,011
	Frontier Communications Corporation
205,000	8.875%, 9/15/2020[h]	205,769
	Hughes Satellite Systems Corporation
190,000	6.500%, 6/15/2019	208,050
	Numericable-SFR
290,000	6.000%, 5/15/2022[h]	285,650
	SBA Tower Trust
72,000	5.101%, 4/17/2017[h]	73,056
	Sprint Corporation
295,000	7.625%, 2/15/2025	201,522
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	67,144
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	217,087
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[h]	194,000
	UPCB Finance V, Ltd.
220,500	7.250%, 11/15/2021[h]	233,730
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	188,077
88,000	4.500%, 9/15/2020	95,282

	Total	3,825,066

Consumer Cyclical (1.5%)
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	195,463
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	200,430
	Corrections Corporation of America
195,000	5.000%, 10/15/2022	197,681
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[h]	47,855
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[h]	87,312
	Ford Motor Credit Company, LLC
100,000	5.000%, 5/15/2018	104,836
85,000	2.597%, 11/4/2019	83,585
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	188,286
138,000	4.375%, 9/25/2021	140,241
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	267,800
	Home Depot, Inc.
60,000	0.882%, 9/15/2017[i]	60,115
60,000	2.625%, 6/1/2022	60,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Consumer Cyclical (1.5%) - continued
	Hyundai Capital America
$72,000	1.450%, 2/6/2017[h]	$71,827
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[h]	75,562
211,000	5.625%, 2/1/2023[h]	207,835
	KB Home
160,000	4.750%, 5/15/2019	153,600
	L Brands, Inc.
211,000	6.625%, 4/1/2021	234,737
	Lennar Corporation
225,000	4.500%, 11/15/2019	231,188
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	64,545
	MGM Resorts International
310,000	6.000%, 3/15/2023[g]	309,031
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	61,056
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	294,944
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[h]	203,660
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	138,720
	Visa, Inc.
60,000	2.200%, 12/14/2020	60,485
	West Corporation
305,000	5.375%, 7/15/2022[h]	256,963

	Total	3,998,433

Consumer Non-Cyclical (1.8%)
	Actavis Funding SCS
40,000	1.757%, 3/12/2020[i]	39,993
	Amgen, Inc.
60,000	2.125%, 5/1/2020	59,437
	Anheuser-Busch Inbev Finance, Inc.
80,000	1.879%, 2/1/2021[i]	80,511
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	119,700
	BAT International Finance plc
60,000	1.022%, 6/15/2018[h,i]	59,643
	Baxter International, Inc.
55,000	5.375%, 6/1/2018	59,091
	Becton, Dickinson and Company
68,000	1.450%, 5/15/2017	67,925
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	44,625
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	60,933
	Cardinal Health, Inc.
60,000	1.950%, 6/15/2018	59,828
	Celgene Corporation
60,000	3.550%, 8/15/2022	60,865
	Centene Escrow Corporation
300,000	5.625%, 2/15/2021[d,h]	305,250
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	201,505
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	281,300
	CVS Health Corporation
66,000	2.250%, 12/5/2018	66,482
	EMD Finance, LLC
35,000	0.876%, 3/17/2017[h,i]	34,907
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[h]	294,750

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Consumer Non-Cyclical (1.8%) - continued
	Forest Laboratories, Inc.
$91,000	4.375%, 2/1/2019[h]	$95,976
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[h]	201,831
	Gilead Sciences, Inc.
20,000	2.550%, 9/1/2020	20,251
60,000	3.250%, 9/1/2022	61,694
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,020
	HCA, Inc.
187,750	4.750%, 5/1/2023	188,219
	JBS USA, LLC
300,000	5.750%, 6/15/2025[h]	229,500
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,054
	Land O’Lakes, Inc.
240,000	8.000%, 12/31/2049[h,l]	249,300
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	60,902
	Merck & Company, Inc.
35,000	0.716%, 2/10/2020[i]	34,731
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,410
	Mylan NV
30,000	3.750%, 12/15/2020[h]	30,340
	PepsiCo, Inc.
60,000	1.850%, 4/30/2020	60,279
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[h]	207,000
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	183,056
	Reynolds American, Inc.
60,000	3.250%, 6/12/2020	61,555
	SABMiller plc
66,000	6.500%, 7/15/2018[h]	73,117
	Safeway, Inc.
15,000	3.400%, 12/1/2016	14,813
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	222,605
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	260,650
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	199,500
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[h]	183,056
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[h]	44,135
	Zoetis, Inc.
60,000	3.450%, 11/13/2020	60,871

	Total	4,926,610

Energy (0.9%)
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	58,386
	Boardwalk Pipelines, Ltd.
72,000	5.875%, 11/15/2016	72,044
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	77,445
	Chevron Corporation
60,000	0.874%, 11/16/2018[i]	59,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Energy (0.9%) - continued
	Concho Resources, Inc.
$252,750	6.500%, 1/15/2022	$236,321
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[h]	121,500
	Enbridge, Inc.
45,000	0.866%, 6/2/2017[i]	42,895
	EQT Corporation
68,000	8.125%, 6/1/2019	73,456
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	58,071
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[h]	108,011
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[h]	70,000
	Petrobras International Finance Company
385,000	5.750%, 1/20/2020	302,591
	Petroleos Mexicanos
153,000	5.500%, 2/4/2019[d,h]	155,104
124,000	6.875%, 8/4/2026[d,h]	126,170
253,000	5.625%, 1/23/2046[h]	194,810
	Pioneer Natural Resources Company
20,000	3.450%, 1/15/2021	18,745
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	218,477
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	266,600
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[h]	58,687
	Shell International Finance BV
60,000	0.806%, 5/11/2020[i]	58,248
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	55,947
	Transcontinental Gas Pipe Line Company, LLC
55,000	7.850%, 2/1/2026[h]	57,350

	Total	2,490,590

Financials (3.7%)
	Abbey National Treasury Services plc
92,000	1.013%, 9/29/2017[i]	91,421
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	60,785
	Air Lease Corporation
92,000	2.125%, 1/15/2018	90,767
29,000	2.625%, 9/4/2018	28,537
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	247,602
	American Express Credit Corporation
60,000	1.552%, 9/14/2020[i]	59,690
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[h]	44,427
	Bank of America Corporation
100,000	5.700%, 5/2/2017	104,172
88,000	1.700%, 8/25/2017	87,959
176,000	1.656%, 3/22/2018[i]	176,105
155,000	5.650%, 5/1/2018	166,269
89,000	8.000%, 12/29/2049[l]	89,862
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[l]	36,204
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,939

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Financials (3.7%) - continued
	BBVA International Preferred SA Unipersonal
$530,000	5.919%, 12/29/2049[l]	$530,000
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	110,576
	BNP Paribas SA
72,000	2.375%, 9/14/2017	72,841
	Caisse Centrale Desjardins du Quebec
41,000	1.283%, 1/29/2018[h,i]	40,897
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	188,480
	Citigroup, Inc.
132,000	1.850%, 11/24/2017	131,929
	Credit Agricole SA
44,000	1.457%, 6/10/2020[h,i]	43,905
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[h,l]	272,044
	CyrusOne, LP
187,750	6.375%, 11/15/2022	190,566
	DDR Corporation
48,000	9.625%, 3/15/2016	48,472
	Discover Bank
24,000	8.700%, 11/18/2019	28,380
	Discover Financial Services
41,000	6.450%, 6/12/2017	43,288
	Duke Realty, LP
88,000	8.250%, 8/15/2019	104,980
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	132,500
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,320
66,000	7.500%, 2/15/2019	75,197
40,000	1.779%, 4/23/2020[i]	39,758
60,000	2.012%, 11/29/2023[i]	60,285
	Goldman Sachs Group, Inc. Convertible
1,400,000	0.500%, 9/24/2022	1,398,474
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	110,130
	HCP, Inc.
68,000	3.750%, 2/1/2019	70,416
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	70,984
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	54,635
	HSBC Holdings plc
44,000	6.375%, 12/29/2049[l]	42,399
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[h]	90,882
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	234,663
	ILFC E-Capital Trust II
330,000	4.740%, 12/21/2065[h,i]	297,000
	ING Capital Funding Trust III
56,000	4.207%, 12/29/2049[i,l]	55,300
	International Lease Finance Corporation
62,000	2.462%, 6/15/2016[i]	61,535
250,000	5.875%, 8/15/2022	258,750
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,601
102,000	3.875%, 1/15/2019	104,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Financials (3.7%) - continued
	J.P. Morgan Chase & Company
$44,000	6.300%, 4/23/2019	$49,507
25,000	2.250%, 1/23/2020	24,795
88,000	7.900%, 4/29/2049[l]	88,825
275,000	6.750%, 8/29/2049[l]	297,688
	KeyCorp
58,000	2.300%, 12/13/2018	58,229
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[h]	29,174
	Lloyds Bank plc
36,000	1.038%, 3/16/2018[i]	35,845
	Macquarie Bank, Ltd.
55,000	1.802%, 1/15/2019[h,i]	55,064
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,391
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[h]	49,866
	Morgan Stanley
88,000	6.625%, 4/1/2018	96,120
40,000	1.761%, 1/27/2020[i]	39,646
57,000	4.875%, 11/1/2022	60,623
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	197,000
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	148,283
	National City Corporation
48,000	6.875%, 5/15/2019	54,628
	New York Life Global Funding
60,000	1.550%, 11/2/2018[h]	59,831
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,780
	Quicken Loans, Inc.
200,000	5.750%, 5/1/2025[h]	187,750
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,273
	Regions Bank
36,000	7.500%, 5/15/2018	39,828
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	91,609
	Royal Bank of Scotland Group plc
50,000	1.543%, 3/31/2017[i]	49,776
165,000	7.640%, 3/29/2049[l]	169,537
265,000	7.648%, 8/29/2049[l]	327,275
200,000	7.500%, 12/29/2049[l]	203,500
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	60,948
80,000	2.500%, 7/15/2021	80,444
	SLM Corporation
30,000	4.625%, 9/25/2017	29,475
	Societe Generale SA
60,000	5.750%, 4/20/2016[h]	60,468
	State Street Corporation
60,000	1.264%, 8/18/2020[i]	59,993
	Sumitomo Mitsui Banking
	Corporation
132,000	1.300%, 1/10/2017	131,952
50,000	1.200%, 1/16/2018[i]	49,757
	Synchrony Financial
132,000	1.875%, 8/15/2017	131,494
25,000	1.564%, 2/3/2020[i]	24,562
	Synovus Financial Corporation
135,000	5.750%, 12/15/2025	136,350
	Toronto-Dominion Bank
55,000	1.461%, 1/22/2019[i]	55,080
60,000	1.432%, 12/14/2020[i]	59,991

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Financials (3.7%) - continued
	UnitedHealth Group, Inc.
$60,000	3.350%, 7/15/2022	$62,077
	USB Realty Corporation
20,000	1.769%, 12/29/2049[h,i,l]	17,000
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	73,038
	Wells Fargo & Company
41,000	1.298%, 1/30/2020[i]	40,762

	Total	10,123,075

Foreign Government (7.1%)
	Brazil Government International Bond
384,000	5.875%, 1/15/2019[g]	398,400
447,000	4.875%, 1/22/2021	426,885
620,000	2.625%, 1/5/2023	489,800
528,000	5.000%, 1/27/2045	363,000
	Colombia Government International Bond
340,000	2.625%, 3/15/2023	297,500
330,000	4.000%, 2/26/2024	310,200
570,000	5.000%, 6/15/2045	465,975
	Croatia Government International Bond
112,000	6.750%, 11/5/2019[h]	121,979
460,000	6.625%, 7/14/2020[h]	501,860
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,303
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	207,900
524,000	5.750%, 11/22/2023	587,578
538,000	5.375%, 3/25/2024	592,693
	Indonesia Government International Bond
360,000	4.875%, 5/5/2021[h]	377,882
380,000	3.375%, 4/15/2023[h]	359,572
384,000	5.875%, 1/15/2024[h]	420,768
350,000	4.125%, 1/15/2025[g,h]	342,911
264,000	4.750%, 1/8/2026[h]	268,809
705,000	5.125%, 1/15/2045[g,h]	659,171
	Mexico Government International Bond
316,000	3.625%, 3/15/2022	317,580
400,000	4.000%, 10/2/2023	405,000
434,000	3.600%, 1/30/2025	421,523
128,000	6.050%, 1/11/2040	137,760
316,000	4.750%, 3/8/2044	285,980
256,000	5.550%, 1/21/2045	258,240
448,000	4.600%, 1/23/2046	397,600
	Panama Government International Bond
265,000	4.000%, 9/22/2024	266,325
265,000	3.750%, 3/16/2025	261,025
128,000	6.700%, 1/26/2036	152,960
	Peru Government International Bond
740,000	4.125%, 8/25/2027	730,750
	Philippines Government International Bond
245,000	7.750%, 1/14/2031	357,830
320,000	6.375%, 10/23/2034	436,895
	Romania Government International Bond
252,000	4.375%, 8/22/2023[h]	264,955
120,000	4.875%, 1/22/2024[h]	130,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Foreign Government (7.1%) - continued
	Russia Government International Bond
$256,000	3.500%, 1/16/2019[h]	$255,640
1,000,000	5.000%, 4/29/2020[h]	1,037,324
655,000	4.875%, 9/16/2023[h]	666,463
380,800	7.500%, 3/31/2030[h]	456,952
384,000	5.625%, 4/4/2042[h]	367,344
	South Africa Government International Bond
315,000	5.500%, 3/9/2020	326,261
275,000	5.875%, 5/30/2022	290,153
140,000	5.375%, 7/24/2044	127,406
	Turkey Government International Bond
384,000	7.500%, 11/7/2019	432,392
750,000	7.000%, 6/5/2020	837,960
525,000	5.125%, 3/25/2022	544,827
256,000	6.250%, 9/26/2022	281,161
128,000	5.750%, 3/22/2024	136,832
525,000	4.250%, 4/14/2026	500,325
512,000	4.875%, 4/16/2043	456,320
	United Mexican States
372,000	4.125%, 1/21/2026	372,372

	Total	19,147,421

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 2/1/2031[d]	1,042,344
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 2/1/2046[d]	1,067,540
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
550,000	3.500%, 2/1/2031[d]	581,233
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,100,000	3.500%, 2/1/2046[d]	5,341,154
3,150,000	4.000%, 2/1/2046[d]	3,365,297
1,950,000	4.500%, 2/1/2046[d]	2,119,711

	Total	13,517,279

Technology (0.9%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[h]	156,337
	Apple, Inc.
60,000	0.659%, 5/6/2020[i]	59,373
	Automatic Data Processing, Inc.
60,000	2.250%, 9/15/2020	60,879
	Cisco Systems, Inc.
60,000	0.914%, 3/1/2019[i]	59,973
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[h]	373,637
	Equinix, Inc.
200,000	5.750%, 1/1/2025	205,500
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,145
60,000	3.625%, 10/15/2020	61,110
	First Data Corporation
200,000	5.375%, 8/15/2023[h]	204,000

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Technology (0.9%) - continued
	Freescale Semiconductor, Inc.
$200,000	6.000%, 1/15/2022[h]	$209,500
	Hewlett Packard Enterprise Company
60,000	3.600%, 10/15/2020[h]	60,155
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[h]	199,369
	Intel Corporation
60,000	3.100%, 7/29/2022	62,089
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	132,860
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,329
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[h]	284,200
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,742
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	108,875

	Total	2,447,073

Transportation (0.4%)
	Air Canada Pass Through Trust
20,000	3.875%, 3/15/2023[h]	18,850
	American Airlines Pass Through Trust
40,327	4.950%, 1/15/2023	42,646
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[h]	273,876
	Continental Airlines, Inc.
140,178	6.250%, 4/11/2020	147,011
	Delta Air Lines, Inc.
58,234	4.950%, 5/23/2019	61,146
53,192	4.750%, 5/7/2020	55,719
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,668
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[h]	77,967
	United Airlines 2015-1 Class A Pass Through Trust
60,000	3.700%, 12/1/2022	60,600
	US Airways Pass Through Trust
90,462	3.950%, 11/15/2025	91,593
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[h]	179,000

	Total	1,069,076

U.S. Government and Agencies (0.8%)
	U.S. Treasury Notes
1,625,000	1.875%, 6/30/2020	1,666,767
360,000	2.125%, 6/30/2022	371,405

	Total	2,038,172

Utilities (1.0%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	186,164
	AES Corporation
187,750	7.375%, 7/1/2021	193,383
	Ameren Corporation
60,000	2.700%, 11/15/2020	60,575
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,239
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	88,547
	Calpine Corporation
180,000	5.375%, 1/15/2023	163,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value

Utilities (1.0%) - continued
	DTE Energy Company
$88,000	2.400%, 12/1/2019	$88,647
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	141,600
	EDP Finance BV
88,000	4.125%, 1/15/2020[h]	88,433
	El Paso Corporation
46,000	7.000%, 6/15/2017	47,388
	Electricite de France SA
250,000	5.250%, 12/29/2049[h,l]	224,063
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	213,000
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067[g]	264,000
	Eversource Energy
30,000	1.600%, 1/15/2018	29,884
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	46,984
25,000	2.950%, 1/15/2020	24,470
	MPLX LP
305,000	4.875%, 12/1/2024[h]	238,046
	NiSource Finance Corporation
36,000	6.400%, 3/15/2018	39,320
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	155,363
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	60,887
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,261
	Sempra Energy
92,000	6.150%, 6/15/2018	99,589
25,000	2.400%, 3/15/2020	24,407
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,071
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,742

	Total	2,642,863

	Total Long-Term Fixed Income (cost $87,462,231)	85,209,138

Shares	Registered Investment Companies (3.6%)	Value

Equity Funds/ETFs (2.3%)
14,100	BlackRock Resources & Commodities Strategy Trust	90,663
13,600	Cohen & Steers REIT and Preferred Income Fund, Inc.	240,040
6,250	Guggenheim Multi-Asset Income ETF	109,188
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	264,552
5,078	iShares MSCI EAFE Index Fund	281,728
41,870	Materials Select Sector SPDR Fund	1,622,881
12,700	NFJ Dividend Interest & Premium Strategy Fund	146,050
57,500	SPDR S&P Oil & Gas Exploration & Production ETF[g]	1,638,175
37,460	Utilities Select Sector SPDR Fund	1,701,433
600	Vanguard REIT ETF	46,182

	Total	6,140,892

Fixed Income Funds/ETFs (1.3%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	315,648
20,150	Doubleline Income Solutions Fund	316,758

Shares	Registered Investment Companies (3.6%)	Value

Fixed Income Funds/ETFs (1.3%) - continued
11,232	First Trust High Income Long/Short Fund	$154,215
2,363	iShares J.P. Morgan USD Emerging Markets Bond ETF[g]	250,053
66,849	MFS Intermediate Income Trust	304,163
24,364	PIMCO Dynamic Credit Income Fund	425,883
54,598	Templeton Global Income Fund	341,783
10,205	Vanguard Short-Term Corporate Bond ETF	807,726
24,853	Western Asset Emerging Markets Debt Fund, Inc.	328,308
38,627	Western Asset High Income Opportunity Fund, Inc.	172,276

	Total	3,416,813

	Total Registered Investment Companies (cost $10,376,932)	9,557,705

Shares	Preferred Stock (1.7%)	Value

Consumer Staples (0.1%)
10,600	CHS, Inc., 7.100%[l]	282,596

	Total	282,596

Financials (1.6%)
3,975	Agribank FCB, 6.875%[l]	427,809
1,000	Allstate Corporation, 5.100%	25,310
273	Bank of America Corporation, Convertible, 7.250%[l]	299,503
21,465	Citigroup, Inc., 6.875%[l]	589,644
2,200	Cobank ACB, 6.250%[h,l]	227,562
2,600	Discover Financial Services, 6.500%[l]	67,470
5,175	Farm Credit Bank of Texas, 6.750%[h,l]	552,108
11,000	GMAC Capital Trust I, 8.125%	279,950
12,400	Goldman Sachs Group, Inc., 5.500%[l]	309,628
14,700	HSBC USA, Inc., 6.500%[l]	380,730
430	M&T Bank Corporation, 6.375%[l]	439,272
10,600	Morgan Stanley, 7.125%[l]	301,358
7,155	U.S. Bancorp, 6.500%[l]	204,132
265	Wells Fargo & Company, Convertible, 7.500%[l]	310,580

	Total	4,415,056

	Total Preferred Stock (cost $4,499,783)	4,697,652

Shares	Collateral Held for Securities Loaned (2.5%)	Value

6,701,658	Thrivent Cash Management Trust	6,701,658

	Total Collateral Held for Securities Loaned (cost $6,701,658)	6,701,658

Shares or Principal Amount	Short-Term Investments (7.2%)[m]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.200%, 2/17/2016[n]	99,990
600,000	0.250%, 2/19/2016[n]	599,917
	Thrivent Cash Management Trust
18,390,627	0.270%	18,390,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.2%)[m]	Value

	U.S. Treasury Bills
100,000	0.175%, 2/4/2016	$99,997
100,000	0.345%, 6/23/2016[o]	99,861

	Total Short-Term Investments (at amortized cost)	19,290,392

	Total Investments (cost $299,091,866) 108.2%	$291,627,705

	Other Assets and Liabilities, Net (8.2%)	(22,052,470)

	Total Net Assets 100.0%	$269,575,236

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Defaulted security. Interest is not being accrued.
f	Non-income producing security.
g	All or a portion of the security is on loan.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $18,347,554 or 6.8% of total net assets.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of January 29, 2016 was $1,649,622 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost

Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$326,969
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	225,069
Digicel, Ltd., 4/15/2021	8/19/2013	287,250
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	168,852

Security	Acquisition Date	Cost

U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	$219,495
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	143,923
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	370,652

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of January 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$1,923,844
Common Stock	4,755,739

Total lending	$6,679,583
Gross amount payable upon return of collateral for securities loaned	$6,701,658

Net amounts due to counterparty	$22,075

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,518,990
Gross unrealized depreciation	(18,983,151)

Net unrealized appreciation (depreciation)	($7,464,161)

Cost for federal income tax purposes	$299,091,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,080,160	–	2,080,160	–
Capital Goods	1,818,233	–	1,818,233	–
Communications Services	14,291,992	–	13,399,417	892,575
Consumer Cyclical	8,344,325	–	8,344,325	–
Consumer Non-Cyclical	6,370,266	–	5,999,069	371,197
Energy	2,462,809	–	1,164,661	1,298,148
Financials	2,626,454	–	2,626,454	–
Technology	3,240,645	–	3,240,645	–
Transportation	2,231,019	–	1,948,226	282,793
Utilities	1,367,470	–	1,367,470	–
Common Stock
Consumer Discretionary	17,737,688	13,164,823	4,572,865	–
Consumer Staples	7,046,804	3,282,884	3,763,920	–
Energy	10,541,270	8,814,070	1,727,200	–
Financials	35,819,256	25,568,449	10,250,807	–
Health Care	13,015,250	9,714,837	3,300,413	–
Industrials	12,500,394	8,375,889	4,124,505	–
Information Technology	16,818,317	15,199,927	1,618,390	–
Materials	3,121,986	938,228	2,183,758	–
Telecommunications Services	1,870,437	374,049	1,496,388	–
Utilities	2,866,385	2,054,559	811,826	–
Long-Term Fixed Income
Asset-Backed Securities	3,632,228	–	3,632,228	–
Basic Materials	991,089	–	991,089	–
Capital Goods	2,873,157	–	2,873,157	–
Collateralized Mortgage Obligations	11,487,006	–	11,487,006	–
Communications Services	3,825,066	–	3,770,274	54,792
Consumer Cyclical	3,998,433	–	3,998,433	–
Consumer Non-Cyclical	4,926,610	–	4,926,610	–
Energy	2,490,590	–	2,490,590	–
Financials	10,123,075	–	8,669,966	1,453,109
Foreign Government	19,147,421	–	19,147,421	–
Mortgage-Backed Securities	13,517,279	–	13,517,279	–
Technology	2,447,073	–	2,447,073	–
Transportation	1,069,076	–	1,069,076	–
U.S. Government and Agencies	2,038,172	–	2,038,172	–
Utilities	2,642,863	–	2,642,863	–
Registered Investment Companies
Equity Funds/ETFs	6,140,892	6,140,892	–	–
Fixed Income Funds/ETFs	3,416,813	3,416,813	–	–
Preferred Stock
Consumer Staples	282,596	282,596	–	–
Financials	4,415,056	2,768,305	1,646,751	–
Collateral Held for Securities Loaned	6,701,658	6,701,658	–	–
Short-Term Investments	19,290,392	18,390,627	899,765	–

Total	$291,627,705	$125,188,606	$162,086,485	$4,352,614

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	259,269	259,269	–	–
Credit Default Swaps	83,603	–	83,603	–

Total Asset Derivatives	$342,872	$259,269	$83,603	$–

Liability Derivatives
Futures Contracts	193,801	193,801	–	–

Total Liability Derivatives	$193,801	$193,801	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Balanced Income Plus Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $199,976 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(123)	March 2016	($26,755,962)	($26,890,874)	($134,912)
5-Yr. U.S. Treasury Bond Futures	65	March 2016	7,703,209	7,843,672	140,463
10-Yr. U.S. Treasury Bond Futures	(17)	March 2016	(2,143,940)	(2,202,829)	(58,889)
30-Yr. U.S. Treasury Bond Futures	5	March 2016	765,445	805,156	39,711
S&P 500 Mini-Futures	4	March 2016	376,838	386,020	9,182
Ultra Long Term U.S. Treasury Bond Futures	8	March 2016	1,259,587	1,329,500	69,913
Total Futures Contracts					$65,468
The following table presents Balanced Income Plus Fund’s swaps contracts held as of January 29, 2016. Investments totaling $99,861 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 24, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$2,524,500	$83,603	$83,603
Total Credit Default Swaps				$83,603	$83,603

1	As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$8,831,966	$19,571,630	$21,701,938	6,701,658	$6,701,658	$22,216
Cash Management Trust-Short Term Investment	19,990,880	22,235,120	23,835,373	18,390,627	18,390,627	8,477
Total Value and Income Earned	$28,822,846				$25,092,285	$30,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (30.5%)[a]	Value

Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$1,534,691	3.500%, 5/22/2020[b]	$536,052
	Fortescue Metals Group, Ltd., Term Loan
2,685,786	4.250%, 6/30/2019	1,855,207
	Ineos US Finance, LLC, Term Loan
2,217,088	3.750%, 12/15/2020	2,111,776
	NewPage Corporation, Term Loan
2,515,500	0.000%, 2/11/2021[b]	625,731
	Tronox Pigments BV, Term Loan
1,904,695	4.500%, 3/19/2020	1,668,189

	Total	6,796,955

Capital Goods (1.6%)
	Accudyne Industries, LLC, Term Loan
2,022,688	4.000%, 12/13/2019	1,680,106
	ADS Waste Holdings, Inc., Term Loan
2,125,650	3.750%, 10/9/2019	2,050,189
	Berry Plastics Group, Inc., Term Loan
252,850	3.500%, 2/8/2020	249,189
194,738	4.000%, 10/3/2022	193,694
	Rexnord, LLC, Term Loan
2,199,375	4.000%, 8/21/2020	2,093,387

	Total	6,266,565

Communications Services (11.3%)
	Altice Financing SA, Term Loan
302,231	5.250%, 2/4/2022	298,453
	Atlantic Broadband Penn, LLC, Term Loan
523,236	3.250%, 11/30/2019	519,804
	Birch Communication Inc., Term Loan
1,767,969	7.750%, 7/17/2020	1,591,172
	CCO Safari III, LLC, Term Loan
780,000	3.500%, 1/24/2023	778,736
	Cengage Learning Acquisitions, Term Loan
1,707,520	7.000%, 3/31/2020	1,661,639
	Cincinnati Bell, Inc., Term Loan
1,896,709	4.000%, 9/10/2020	1,822,415
	Fairpoint Communications, Term Loan
1,974,248	7.500%, 2/14/2019	1,939,699
	Grande Communications Networks, LLC, Term Loan
2,227,928	4.500%, 5/29/2020	2,177,799
	Hargray Communications Group, Inc., Term Loan
2,205,249	5.250%, 6/26/2019	2,193,539
	Integra Telecom Holdings, Inc., Term Loan
2,679,029	5.250%, 8/14/2020	2,555,124
	Intelsat Jackson Holdings SA, Term Loan
1,090,000	3.750%, 6/30/2019	1,042,999
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,244,938
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.500%, 1/7/2022	2,178,313
	LTS Buyer, LLC, Term Loan
2,193,750	4.000%, 4/13/2020	2,147,813

Principal Amount	Bank Loans (30.5%)[a]	Value

Communications Services (11.3%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$1,965,550	4.750%, 3/22/2019	$1,923,783
	NEP/NCP Holdco, Inc., Term Loan
3,200,518	4.250%, 1/22/2020	3,036,491
	NTelos, Inc., Term Loan
2,409,966	5.750%, 11/9/2019	2,397,916
	Numericable US, LLC, Term Loan
985,000	4.750%, 2/10/2023	944,191
	SBA Senior Finance II, LLC, Term Loan
733,800	3.250%, 3/24/2021	720,878
378,100	3.250%, 6/10/2022	370,432
	TNS, Inc., Term Loan
1,317,230	5.000%, 2/14/2020	1,292,124
	Univision Communications, Inc., Term Loan
2,226,378	4.000%, 3/1/2020	2,169,516
	Virgin Media Investment Holdings, Ltd., Term Loan
1,538,539	3.500%, 6/30/2023	1,506,199
	WideOpenWest Finance, LLC, Term Loan
2,227,442	4.500%, 4/1/2019	2,166,187
	WMG Acquisition Corporation, Term Loan
254,150	3.750%, 7/1/2020	243,539
	XO Communications, LLC, Term Loan
540,375	4.250%, 3/20/2021	529,454
	Yankee Cable Acquisition, LLC, Term Loan
2,123,218	4.250%, 3/1/2020	2,088,058
	Zayo Group, LLC, Term Loan
2,226,537	3.750%, 5/6/2021	2,191,758

	Total	44,732,969

Consumer Cyclical (4.1%)
	Amaya BV, Term Loan
2,113,330	5.000%, 8/1/2021	1,942,953
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,002,028	4.250%, 8/13/2021	1,986,593
	Ceridian HCM Holding, Inc., Term Loan
1,078,827	4.500%, 9/15/2020	931,384
	Chrysler Group, LLC, Term Loan
252,723	3.500%, 5/24/2017	251,618
	Golden Nugget, Inc., Delayed Draw
225,600	5.500%, 11/21/2019	223,626
	Golden Nugget, Inc., Term Loan
526,400	5.500%, 11/21/2019	521,794
	Hilton Worldwide Finance, LLC, Term Loan
426,412	3.500%, 10/26/2020	425,427
	IMG Worldwide, Inc., Term Loan
1,485,254	5.250%, 5/6/2021	1,449,058
	J.C. Penney Corporation, Inc., Term Loan
2,227,875	6.000%, 5/22/2018	2,174,963
	Marina District Finance Company, Inc., Term Loan
1,283,325	6.500%, 8/15/2018	1,280,117
	Mohegan Tribal Gaming Authority, Term Loan
1,860,100	5.500%, 6/15/2018	1,800,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (30.5%)[a]	Value

Consumer Cyclical (4.1%) - continued
	Pinnacle Entertainment, Inc., Term Loan
$179,782	3.750%, 8/13/2020	$179,468
	Scientific Games International, Inc., Term Loan
2,239,300	6.000%, 10/18/2020	2,000,747
	Seminole Hard Rock Entertainment, Inc., Term Loan
929,402	3.500%, 5/14/2020	908,490
	Seminole Indian Tribe of Florida, Term Loan
209,950	3.000%, 4/29/2020	208,638

	Total	16,285,192

Consumer Non-Cyclical (4.1%)
	Albertson’s, LLC, Term Loan
2,471,882	5.500%, 3/21/2019	2,445,779
600,000	5.500%, 12/21/2022	585,750
	Catalina Marketing Corporation, Term Loan
1,116,499	4.500%, 4/9/2021	869,753
	CHS/Community Health Systems, Inc., Term Loan
864,940	3.750%, 1/27/2021	829,910
1,591,466	4.000%, 1/27/2021	1,529,797
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,170,000	3.750%, 9/26/2022	1,154,462
	JBS USA, LLC, Term Loan
1,040,000	4.000%, 10/30/2022	993,200
	LTF Merger Sub, Inc., Term Loan
1,378,075	4.250%, 6/10/2022	1,347,068
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,586,312	4.750%, 6/30/2021	2,266,902
	Supervalu, Inc., Term Loan
2,260,788	4.500%, 3/21/2019	2,169,339
	Valeant Pharmaceuticals International, Inc., Term Loan
1,965,075	4.000%, 4/1/2022[c,d]	1,888,713

	Total	16,080,673

Energy (1.5%)
	Arch Coal, Inc., Term Loan
2,193,300	0.000%, 5/16/2018[b]	646,409
	Aria Energy Operating, LLC, Term Loan
1,204,701	5.000%, 5/27/2022	1,108,325
	Exgen Renewables I, LLC, Term Loan
1,161,197	5.250%, 2/6/2021	1,155,391
	McJunkin Red Man Corporation, Term Loan
894,294	4.750%, 11/8/2019	795,922
	MEG Energy Corporation, Term Loan
1,722,069	3.750%, 3/31/2020	1,328,456
	Offshore Group Investment, Ltd., Term Loan
1,410,294	0.000%, 3/28/2019[e]	239,158
	Pacific Drilling SA, Term Loan
2,227,875	4.500%, 6/3/2018	569,957

	Total	5,843,618

Principal Amount	Bank Loans (30.5%)[a]	Value

Financials (1.4%)
	Harland Clarke Holdings Corporation, Term Loan
$2,142,187	7.000%, 5/22/2018	$2,020,790
	MPH Acquisition Holdings, LLC, Term Loan
1,682,068	3.750%, 3/31/2021	1,638,334
	TransUnion, LLC, Term Loan
1,105,313	3.500%, 4/9/2021	1,066,228
	WaveDivision Holdings, LLC, Term Loan
788,900	4.000%, 10/15/2019	773,777

	Total	5,499,129

Technology (2.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
2,250,000	0.000%, 2/1/2023[c,d]	2,212,380
	BMC Software, Inc., Term Loan
2,126,875	5.000%, 9/10/2020	1,696,566
	First Data Corporation, Term Loan
2,285,000	3.927%, 3/23/2018	2,253,101
380,000	3.927%, 9/24/2018	374,368
	Infor US, Inc., Term Loan
1,495,373	3.750%, 6/3/2020	1,406,025
	SS&C European Holdings SARL, Term Loan
323,946	4.007%, 7/8/2022	322,327
46,544	4.018%, 7/8/2022	46,311

	Total	8,311,078

Transportation (1.8%)
	American Airlines, Inc., Term Loan
4,455,638	3.250%, 6/27/2020	4,368,931
	OSG Bulk Ships, Inc., Term Loan
1,822,250	5.250%, 8/5/2019	1,585,357
	XPO Logistics, Inc., Term Loan
985,000	5.500%, 11/1/2021	966,945

	Total	6,921,233

Utilities (0.9%)
	Calpine Corporation, Term Loan
1,470,000	4.000%, 10/31/2020	1,425,165
252,776	3.500%, 5/27/2022	239,308
	Intergen NV, Term Loan
2,227,875	5.500%, 6/15/2020	1,988,378

	Total	3,652,851

	Total Bank Loans (cost $133,823,652)	120,390,263

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Asset-Backed Securities (4.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
766,220	0.567%, 7/25/2036[f]	663,285
	Bayview Opportunity Master Fund Trust
108,688	3.623%, 7/28/2019*,g	107,941
316,637	3.623%, 4/28/2030[h]	314,214
325,914	3.228%, 7/28/2034*,g	325,541
471,100	3.721%, 2/28/2035*	470,852
870,824	3.721%, 7/28/2035[g,h]	872,807
	CAM Mortgage, LLC
461,135	3.500%, 7/15/2064*,g	460,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Asset-Backed Securities (4.2%) - continued
	Credit Based Asset Servicing and Securitization, LLC
$670,922	3.544%, 12/25/2036[g]	$471,154
	DRB Prime Student Loan Trust
482,753	3.200%, 1/25/2040*	478,364
	First Horizon ABS Trust
486,172	0.587%, 10/25/2034[f,i]	437,406
	GMAC Mortgage Corporation Loan Trust
961,484	0.602%, 8/25/2035[f,i]	897,859
1,054,735	0.602%, 12/25/2036[f,i]	919,975
	IndyMac INDA Mortgage Loan Trust
1,050,049	4.684%, 8/25/2036	995,095
	IndyMac INDX Mortgage Loan Trust
787,158	0.637%, 4/25/2046[f]	603,479
	J.P. Morgan Mortgage Acquisition Trust
478,984	6.472%, 3/25/2047[g]	354,718
	Lehman XS Trust
685,804	5.440%, 8/25/2035[g]	609,279
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035[g]	855,523
	Pretium Mortgage Credit Partners, LLC
729,119	4.125%, 10/27/2030*	724,751
776,845	4.375%, 11/27/2030*	775,685
	Renaissance Home Equity Loan Trust
1,354,355	5.608%, 5/25/2036[g]	865,633
956,918	5.285%, 1/25/2037[g]	500,746
	Sunset Mortgage Loan Company, LLC
759,835	4.459%, 9/16/2045*,g	759,599
	U.S. Residential Opportunity Fund III Trust
658,484	3.721%, 1/27/2035*	653,440
	Vericrest Opportunity Loan Transferee
518,861	3.375%, 10/25/2058*,g	510,778
821,611	3.500%, 6/26/2045[h]	812,192
	Wachovia Asset Securitization, Inc.
1,366,834	0.567%, 7/25/2037*,f,i	1,146,414

	Total	16,586,965

Basic Materials (0.8%)
	Albemarle Corporation
242,000	3.000%, 12/1/2019	240,256
	Anglo American Capital plc
200,000	1.572%, 4/15/2016[f,h]	198,454
	ArcelorMittal SA
675,000	6.500%, 3/1/2021[j]	548,438
	Dow Chemical Company
136,000	8.550%, 5/15/2019	159,129
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[h]	122,731
559,000	7.000%, 2/15/2021[h]	252,948
	Freeport-McMoRan, Inc.
121,000	2.300%, 11/14/2017	83,641
	Glencore Funding, LLC
170,000	1.680%, 4/16/2018[f,h]	138,607
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	36
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	147,728

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Basic Materials (0.8%) - continued
	NOVA Chemicals Corporation
$703,617	5.250%, 8/1/2023[h]	$688,665
	Sappi Papier Holding GmbH
520,000	6.625%, 4/15/2021[h]	527,800

	Total	3,108,433

Capital Goods (2.4%)
	Berry Plastics Corporation
450,000	6.000%, 10/15/2022[h,j]	459,000
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[h]	841,500
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[h,j]	696,370
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020[j]	950,000
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	668,250
	General Electric Company
1,060,000	5.000%, 12/29/2049[k]	1,089,150
	Huntington Ingalls Industries, Inc.
800,000	5.000%, 12/15/2021[h]	826,000
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	199,378
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	161,272
	Martin Marietta Materials, Inc.
238,000	1.703%, 6/30/2017[f]	236,484
	Moog, Inc.
595,000	5.250%, 12/1/2022[h]	600,950
	Nortek, Inc.
469,079	8.500%, 4/15/2021	484,324
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[h]	518,400
	Pentair Finance SA
155,000	3.625%, 9/15/2020	157,364
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	214,857
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[h]	548,744
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	763,088

	Total	9,415,131

Collateralized Mortgage Obligations (8.7%)
	Alternative Loan Trust
399,557	5.500%, 5/25/2035	400,333
	American Home Mortgage Assets Trust
851,750	0.617%, 12/25/2046[f]	539,849
838,031	0.617%, 6/25/2047[f]	570,395
	Angel Oak Mortgage Trust
1,029,785	4.500%, 11/25/2045*,g	1,028,993
	Banc of America Alternative Loan Trust
775,960	6.000%, 11/25/2035	688,965
564,029	1.227%, 5/25/2046[f]	388,681
	Banc of America Mortgage Securities, Inc.
436,474	2.853%, 9/25/2035	399,078
	Banc of America Mortgage Trust
358,247	2.796%, 7/25/2035	330,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Collateralized Mortgage Obligations (8.7%) - continued
	BCAP, LLC Trust
$917,390	0.607%, 3/25/2037[f]	$765,288
	Bear Stearns ALT-A Trust
792,886	2.684%, 10/25/2033	783,108
389,642	2.669%, 6/25/2034	385,126
	CHL Mortgage Pass-Through Trust
266,629	6.250%, 9/25/2036	241,115
463,300	6.000%, 4/25/2037	422,709
	CitiMortgage Alternative Loan Trust
398,398	5.750%, 4/25/2037	340,520
	Countrywide Alternative Loan Trust
466,719	6.500%, 8/25/2036	349,320
977,622	6.000%, 11/25/2036	853,368
720,674	6.000%, 1/25/2037	660,939
514,294	5.500%, 5/25/2037	436,056
364,853	7.000%, 10/25/2037	263,106
	Countrywide Home Loan Mortgage Pass Through Trust
423,503	2.706%, 11/25/2035	360,295
	Countrywide Home Loans, Inc.
331,583	2.626%, 3/20/2036	285,240
	Credit Suisse First Boston Mortgage Securities Corporation
319,579	5.250%, 10/25/2035	316,661
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
578,300	5.500%, 11/25/2035	551,195
367,580	1.055%, 4/25/2047[f]	312,597
685,842	0.647%, 8/25/2047[f]	559,971
	First Horizon Alternative Mortgage Securities Trust
942,488	2.395%, 7/25/2035	857,547
	GMAC Mortgage Corporation Loan Trust
509,339	3.149%, 5/25/2035	478,826
304,876	3.313%, 9/19/2035	286,538
	Greenpoint Mortgage Funding Trust
357,819	0.627%, 10/25/2045[f]	279,950
	HarborView Mortgage Loan Trust
619,510	2.683%, 7/19/2035	544,434
449,637	2.817%, 12/19/2035	394,332
	HomeBanc Mortgage Trust
1,243,041	2.234%, 4/25/2037	935,997
	IndyMac INDX Mortgage Loan Trust
612,359	2.843%, 10/25/2035	506,653
	J.P. Morgan Alternative Loan Trust
1,324,149	2.246%, 3/25/2036	1,104,486
661,932	6.500%, 3/25/2036	568,802
	J.P. Morgan Mortgage Trust
734,688	2.705%, 7/25/2035	716,733
507,490	2.830%, 8/25/2035	502,995
425,730	3.140%, 10/25/2036	381,620
512,236	2.751%, 1/25/2037	449,310
	Lehman Mortgage Trust
205,508	6.000%, 1/25/2036	187,835
	Master Asset Securitization Trust
422,958	0.927%, 6/25/2036[f]	237,743
	Merrill Lynch Mortgage Investors Trust
697,687	6.250%, 8/25/2036	565,154
	Morgan Stanley Mortgage Loan Trust
508,910	2.949%, 11/25/2035	372,867
	MortgageIT Trust
866,870	0.687%, 12/25/2035[f]	782,996

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Collateralized Mortgage Obligations (8.7%) - continued
$768,964	0.627%, 4/25/2036[f]	$577,165
	Residential Accredit Loans, Inc. Trust
152,992	3.472%, 5/25/2035	151,906
347,239	3.639%, 9/25/2035	287,434
768,551	5.750%, 9/25/2035	692,484
423,309	0.647%, 7/25/2036[f]	256,105
895,246	0.607%, 11/25/2036[f]	647,329
854,994	5.750%, 4/25/2037	689,631
	Residential Asset Securitization Trust
586,252	6.248%, 8/25/2022	524,465
	Residential Funding Mortgage Security I Trust
668,536	6.000%, 7/25/2037	605,127
	Sequoia Mortgage Trust
522,006	3.463%, 9/20/2046	417,496
	Structured Adjustable Rate Mortgage Loan Trust
343,505	2.659%, 1/25/2035	285,599
541,287	2.744%, 7/25/2035	460,504
	Structured Asset Mortgage Investments, Inc.
1,119,103	0.737%, 12/25/2035[f]	802,687
931,931	0.637%, 5/25/2046[f]	654,293
	WaMu Mortgage Pass Through Certificates
742,212	4.145%, 8/25/2036	649,433
630,772	1.973%, 1/25/2037	530,186
213,418	2.407%, 8/25/2046	182,316
1,085,838	1.015%, 1/25/2047[f]	977,954
738,775	1.025%, 1/25/2047[f]	594,051
	Washington Mutual Mortgage Pass Through Certificates
679,474	1.035%, 2/25/2047[f]	479,957
	Wells Fargo Mortgage Backed Securities Trust
424,588	2.815%, 3/25/2036	410,779
531,943	2.722%, 7/25/2036	519,890
218,634	6.000%, 7/25/2037	216,477

	Total	34,001,129

Communications Services (3.0%)
	21st Century Fox America, Inc.
225,000	6.900%, 3/1/2019	256,136
	AMC Networks, Inc.
129,079	7.750%, 7/15/2021	136,824
265,000	4.750%, 12/15/2022	263,675
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	145,820
	American Tower Corporation
170,000	2.800%, 6/1/2020	168,406
	AT&T, Inc.
165,000	1.533%, 6/30/2020[f]	163,465
150,000	2.800%, 2/17/2021[d]	149,433
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[h]	240,408
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	160,744
	CCO Safari II, LLC
80,000	3.579%, 7/23/2020[h]	80,451
80,000	4.464%, 7/23/2022[h]	80,143
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[h]	855,158
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	487,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Communications Services (3.0%) - continued
	Clear Channel Worldwide Holdings, Inc.
$550,000	6.500%, 11/15/2022	$509,438
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[h]	802,000
	Crown Castle International Corporation
553,000	5.250%, 1/15/2023	588,945
	Digicel, Ltd.
779,079	6.000%, 4/15/2021*	678,773
	DIRECTV Holdings, LLC
171,000	5.875%, 10/1/2019	189,165
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[h]	607,950
	Frontier Communications Corporation
585,000	8.875%, 9/15/2020[h]	587,194
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	370,110
	Numericable-SFR
800,000	6.000%, 5/15/2022[h]	788,000
	SBA Tower Trust
276,000	5.101%, 4/17/2017[h]	280,047
	Sprint Corporation
825,000	7.625%, 2/15/2025	563,578
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	221,778
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	542,719
	Univision Communications, Inc.
540,000	5.125%, 5/15/2023[h]	523,800
	UPCB Finance V, Ltd.
675,000	7.250%, 11/15/2021[h]	715,500
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	562,218
238,000	4.500%, 9/15/2020	257,694

	Total	11,976,762

Consumer Cyclical (2.8%)
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	460,880
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	387,105
	Corrections Corporation of America
565,000	5.000%, 10/15/2022	572,769
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[h]	134,593
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[h]	236,138
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	212,818
250,000	2.597%, 11/4/2019	245,839
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	470,418
364,000	4.375%, 9/25/2021	369,912
	GLP Capital, LP
800,000	4.875%, 11/1/2020	782,000
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	695,250
	Home Depot, Inc.
160,000	0.882%, 9/15/2017[f]	160,307
160,000	2.625%, 6/1/2022	161,803

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Consumer Cyclical (2.8%) - continued
	Hyundai Capital America
$195,000	1.450%, 2/6/2017[h]	$194,532
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[h]	428,187
376,000	5.625%, 2/1/2023[h,j]	370,360
	KB Home
412,000	4.750%, 5/15/2019	395,520
	L Brands, Inc.
376,000	6.625%, 4/1/2021	418,300
	Lennar Corporation
740,000	4.750%, 11/15/2022	721,500
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	268,936
	MGM Resorts International
825,000	6.000%, 3/15/2023[j]	822,422
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	162,815
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	819,056
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[h]	560,065
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	273,360
	Visa, Inc.
160,000	2.200%, 12/14/2020	161,294
	West Corporation
800,000	5.375%, 7/15/2022[h]	674,000

	Total	11,160,179

Consumer Non-Cyclical (3.2%)
	Actavis Funding SCS
100,000	1.757%, 3/12/2020[f]	99,982
	Amgen, Inc.
170,000	2.125%, 5/1/2020	168,404
	Anheuser-Busch Inbev Finance, Inc.
225,000	1.879%, 2/1/2021[f]	226,438
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	339,150
	BAT International Finance plc
160,000	1.022%, 6/15/2018[f,h]	159,047
	Baxter International, Inc.
155,000	5.375%, 6/1/2018	166,530
	Becton, Dickinson and Company
182,000	1.450%, 5/15/2017	181,800
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	122,718
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	162,488
	Cardinal Health, Inc.
160,000	1.950%, 6/15/2018	159,542
	Celgene Corporation
160,000	3.550%, 8/15/2022	162,306
	Centene Escrow Corporation
500,000	5.625%, 2/15/2021[d,h]	508,750
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020[j]	359,080
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	790,550
	CVS Health Corporation
136,000	2.250%, 12/5/2018	136,994
	EMD Finance, LLC
105,000	0.876%, 3/17/2017[f,h]	104,722
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[h]	786,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Consumer Non-Cyclical (3.2%) - continued
	Forest Laboratories, Inc.
$236,000	4.375%, 2/1/2019[h]	$248,905
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[h]	504,260
	Gilead Sciences, Inc.
155,000	3.250%, 9/1/2022	159,377
	Grifols Worldwide Operations, Ltd.
550,000	5.250%, 4/1/2022	558,305
	HCA, Inc.
469,079	4.750%, 5/1/2023	470,252
	JBS USA, LLC
855,000	5.750%, 6/15/2025[h,j]	654,075
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,139
	Land O’Lakes, Inc.
400,000	8.000%, 12/31/2049[h,k]	415,500
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	162,404
	Merck & Company, Inc.
95,000	0.716%, 2/10/2020[f]	94,269
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	141,195
	Mylan NV
80,000	3.750%, 12/15/2020[h]	80,906
	PepsiCo, Inc.
170,000	1.850%, 4/30/2020	170,791
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[h]	517,500
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	457,352
	Reynolds American, Inc.
160,000	3.250%, 6/12/2020	164,146
	SABMiller plc
182,000	6.500%, 7/15/2018[h]	201,625
	Safeway, Inc.
55,000	3.400%, 12/1/2016	54,312
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	396,680
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	676,687
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022[j]	548,625
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[h]	457,352
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[h]	495,937
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[h]	138,425
	Zoetis, Inc.
160,000	3.450%, 11/13/2020	162,322

	Total	12,655,842

Energy (1.8%)
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	159,236
	Boardwalk Pipelines, Ltd.
192,000	5.875%, 11/15/2016	192,117
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	259,441

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Energy (1.8%) - continued
	Chevron Corporation
$160,000	0.874%, 11/16/2018[f]	$159,285
	Concho Resources, Inc.
719,079	6.500%, 1/15/2022	672,339
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023[h]	334,125
	Enbridge, Inc.
118,000	0.866%, 6/2/2017[f]	112,480
	EQT Corporation
52,000	5.150%, 3/1/2018	52,803
134,000	8.125%, 6/1/2019	144,752
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	154,857
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[h]	192,474
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023[e]	96,250
	Pacific Drilling V, Ltd.
550,000	7.250%, 12/1/2017[h]	192,500
	Petrobras International Finance Company
1,100,000	5.750%, 1/20/2020	864,545
	Petroleos Mexicanos
437,000	5.500%, 2/4/2019[d,h]	443,009
360,000	6.875%, 8/4/2026[d,h]	366,300
755,000	5.625%, 1/23/2046[h]	581,350
	Pioneer Natural Resources Company
56,000	3.450%, 1/15/2021	52,486
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	567,200
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025	692,300
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[h]	156,499
	Shell International Finance BV
170,000	0.806%, 5/11/2020[f]	165,036
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	149,191
	Transcontinental Gas Pipe Line Company, LLC
150,000	7.850%, 2/1/2026[h]	156,408

	Total	6,916,983

Financials (6.1%)
	Abbey National Treasury Services plc
240,000	1.013%, 9/29/2017[f]	238,489
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	162,094
	Air Lease Corporation
244,000	2.125%, 1/15/2018	240,730
80,000	2.625%, 9/4/2018	78,722
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	527,175
	American Express Credit Corporation
160,000	1.552%, 9/14/2020[f]	159,173
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[h]	139,338
	Bank of America Corporation
268,000	5.700%, 5/2/2017	279,181
240,000	1.700%, 8/25/2017	239,889
484,000	1.656%, 3/22/2018[f]	484,290
420,000	5.650%, 5/1/2018	450,537
242,000	8.000%, 12/29/2049[k]	244,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Financials (6.1%) - continued
	Bank of New York Mellon Corporation
$160,000	4.500%, 12/31/2049[k]	$144,816
	BB&T Corporation
202,000	2.050%, 6/19/2018	203,878
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[k]	715,000
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	316,697
	BNP Paribas SA
208,000	2.375%, 9/14/2017	210,429
	Caisse Centrale Desjardins du Quebec
115,000	1.283%, 1/29/2018[f,h]	114,711
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	446,400
	Citigroup, Inc.
363,000	1.850%, 11/24/2017	362,806
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
500,000	11.000%, 12/29/2049[h,k]	608,850
	Credit Agricole SA
250,000	1.457%, 6/10/2020[f,h]	249,462
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[h,k]	367,516
	CyrusOne, LP
469,079	6.375%, 11/15/2022	476,115
	DDR Corporation
140,000	9.625%, 3/15/2016	141,376
	Discover Bank
70,000	8.700%, 11/18/2019	82,774
	Discover Financial Services
138,000	6.450%, 6/12/2017	145,702
	Duke Realty, LP
242,000	8.250%, 8/15/2019	288,696
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	326,075
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	139,003
228,000	7.500%, 2/15/2019	259,771
115,000	1.779%, 4/23/2020[f]	114,303
170,000	2.012%, 11/29/2023[f]	170,806
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	289,641
	HCP, Inc.
139,000	3.750%, 2/1/2019	143,938
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	139,881
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	149,005
	HSBC Holdings plc
121,000	6.375%, 12/29/2049[k]	116,597
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[h]	233,696
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	750,920
	ILFC E-Capital Trust II
865,000	4.740%, 12/21/2065[f,h]	778,500
	ING Bank NV
200,000	4.125%, 11/21/2023	202,886
	ING Capital Funding Trust III
144,000	4.207%, 12/29/2049[f,k]	142,200

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Financials (6.1%) - continued
	International Lease Finance Corporation
$140,000	2.462%, 6/15/2016[f]	$138,950
420,000	5.875%, 4/1/2019	435,225
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	69,703
201,000	3.875%, 1/15/2019	206,744
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	155,272
75,000	2.250%, 1/23/2020	74,385
276,000	7.900%, 4/29/2049[k]	278,587
725,000	6.750%, 8/29/2049[k]	784,812
	KeyCorp
223,000	2.300%, 12/13/2018	223,881
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[h]	58,348
	Lloyds Bank plc
105,000	1.038%, 3/16/2018[f]	104,549
	Macquarie Bank, Ltd.
150,000	1.802%, 1/15/2019[f,h]	150,173
	MetLife, Inc.
244,000	1.903%, 12/15/2017	245,038
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[h]	190,488
	Morgan Stanley
238,000	6.625%, 4/1/2018	259,962
115,000	1.761%, 1/27/2020[f]	113,981
150,000	4.875%, 11/1/2022	159,534
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	541,750
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	397,481
	National City Corporation
140,000	6.875%, 5/15/2019	159,332
	New York Life Global Funding
160,000	1.550%, 11/2/2018[h]	159,548
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	137,193
	Quicken Loans, Inc.
550,000	5.750%, 5/1/2025[h]	516,312
	Realty Income Corporation
191,000	2.000%, 1/31/2018	191,695
	Regions Bank
250,000	7.500%, 5/15/2018	276,583
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	317,508
	Royal Bank of Scotland Group plc
134,000	1.543%, 3/31/2017[f]	133,399
518,000	7.640%, 3/29/2049[k]	532,245
638,000	7.648%, 8/29/2049[k]	787,930
400,000	7.500%, 12/29/2049[k]	407,000
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	162,528
225,000	2.500%, 7/15/2021	226,249
	SLM Corporation
150,000	4.625%, 9/25/2017	147,375
	Societe Generale SA
207,000	5.750%, 4/20/2016[h]	208,615
745,000	8.250%, 9/29/2049[k]	776,475
	State Street Corporation
160,000	1.264%, 8/18/2020[f]	159,982
	Sumitomo Mitsui Banking
	Corporation
360,000	1.300%, 1/10/2017	359,870
135,000	1.200%, 1/16/2018[f]	134,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Financials (6.1%) - continued
	Synchrony Financial
$363,000	1.875%, 8/15/2017	$361,610
75,000	1.564%, 2/3/2020[f]	73,686
	Synovus Financial Corporation
385,000	5.750%, 12/15/2025[j]	388,850
	Toronto-Dominion Bank
150,000	1.461%, 1/22/2019[f]	150,219
160,000	1.432%, 12/14/2020[f]	159,977
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	165,539
	USB Realty Corporation
60,000	1.769%, 12/29/2049[f,h,k]	51,000
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	213,027
	Wells Fargo & Company
115,000	1.298%, 1/30/2020[f]	114,333

	Total	24,137,699

Foreign Government (14.0%)
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[h]	204,500
	Brazil Government International Bond
1,116,000	5.875%, 1/15/2019[j]	1,157,850
1,303,000	4.875%, 1/22/2021	1,244,365
1,800,000	2.625%, 1/5/2023[j]	1,422,000
1,440,000	5.000%, 1/27/2045	990,000
	Colombia Government International Bond
1,010,000	2.625%, 3/15/2023	883,750
910,000	4.000%, 2/26/2024	855,400
1,650,000	5.000%, 6/15/2045	1,348,875
	Croatia Government International Bond
328,000	6.750%, 11/5/2019[h]	357,225
1,275,000	6.625%, 7/14/2020[h]	1,391,025
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	110,833
	Hungary Government International Bond
480,000	4.000%, 3/25/2019	498,960
1,450,000	5.750%, 11/22/2023	1,625,931
1,452,000	5.375%, 3/25/2024	1,599,610
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[h]	1,196,627
1,100,000	3.375%, 4/15/2023[h]	1,040,865
1,116,000	5.875%, 1/15/2024[h]	1,222,856
900,000	4.125%, 1/15/2025[h,j]	881,772
744,000	4.750%, 1/8/2026[h]	757,553
1,900,000	5.125%, 1/15/2045[h,j]	1,776,491
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	50,650
910,000	3.625%, 3/15/2022	914,550
1,124,000	4.000%, 10/2/2023	1,138,050
1,290,000	3.600%, 1/30/2025	1,252,913
372,000	6.050%, 1/11/2040	400,365
910,000	4.750%, 3/8/2044	823,550
744,000	5.550%, 1/21/2045	750,510
1,302,000	4.600%, 1/23/2046	1,155,525
	Panama Government International Bond
725,000	4.000%, 9/22/2024	728,625

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Foreign Government (14.0%) - continued
$750,000	3.750%, 3/16/2025	$738,750
372,000	6.700%, 1/26/2036	444,540
	Peru Government International Bond
2,235,000	4.125%, 8/25/2027	2,207,063
	Philippines Government International Bond
675,000	7.750%, 1/14/2031	985,859
900,000	6.375%, 10/23/2034	1,228,766
	Romania Government International Bond
730,000	4.375%, 8/22/2023[h]	767,529
380,000	4.875%, 1/22/2024[h]	411,920
	Russia Government International Bond
744,000	3.500%, 1/16/2019[h]	742,954
3,000,000	5.000%, 4/29/2020[h]	3,111,972
1,820,000	4.875%, 9/16/2023[h]	1,851,850
1,106,700	7.500%, 3/31/2030[h]	1,328,018
1,116,000	5.625%, 4/4/2042[h]	1,067,592
	South Africa Government International Bond
900,000	5.500%, 3/9/2020	932,175
735,000	5.875%, 5/30/2022	775,499
405,000	5.375%, 7/24/2044	368,566
	Turkey Government International Bond
1,116,000	7.500%, 11/7/2019	1,256,638
2,000,000	7.000%, 6/5/2020	2,234,560
1,450,000	5.125%, 3/25/2022	1,504,761
744,000	6.250%, 9/26/2022	817,125
372,000	5.750%, 3/22/2024	397,668
1,450,000	4.250%, 4/14/2026	1,381,850
1,488,000	4.875%, 4/16/2043	1,326,180
	United Mexican States
1,330,000	4.125%, 1/21/2026	1,331,330

	Total	54,994,391

Mortgage-Backed Securities (7.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,750,000	3.000%, 2/1/2031[d]	1,824,102
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 2/1/2046[d]	3,255,999
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,650,000	3.500%, 2/1/2031[d]	1,743,698
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,750,000	3.500%, 2/1/2046[d]	11,258,316
7,812,500	4.000%, 2/1/2046[d]	8,346,470
4,400,000	4.500%, 2/1/2046[d]	4,782,937

	Total	31,211,522

Technology (1.7%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[h]	416,900
	Amkor Technology, Inc.
470,000	6.625%, 6/1/2021	452,375
	Apple, Inc.
170,000	0.659%, 5/6/2020[f]	168,223

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value

Technology (1.7%) - continued
	Automatic Data Processing, Inc.
$160,000	2.250%, 9/15/2020	$162,344
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,729
	Cisco Systems, Inc.
160,000	0.914%, 3/1/2019[f]	159,929
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[h]	842,000
	Equinix, Inc.
540,000	5.750%, 1/1/2025	554,850
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	233,782
160,000	3.625%, 10/15/2020	162,960
	First Data Corporation
550,000	5.375%, 8/15/2023[h]	561,000
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[h]	523,750
	Hewlett Packard Enterprise Company
165,000	3.600%, 10/15/2020[h]	165,425
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[h]	387,375
	Intel Corporation
160,000	3.100%, 7/29/2022	165,570
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	374,482
	Oracle Corporation
170,000	2.500%, 5/15/2022	168,099
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[h]	749,700
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	169,268
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	217,751

	Total	6,835,512

Transportation (0.7%)
	Air Canada Pass Through Trust
65,000	3.875%, 3/15/2023[h]	61,263
	American Airlines Pass Through Trust
117,622	4.950%, 1/15/2023	124,385
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[h]	755,520
	Continental Airlines, Inc.
350,223	6.250%, 4/11/2020	367,296
	Delta Air Lines, Inc.
118,215	4.950%, 5/23/2019	124,126
104,820	4.750%, 5/7/2020	109,799
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	161,781
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[h]	199,916
	United Airlines 2015-1 Class A Pass
	Through Trust
160,000	3.700%, 12/1/2022	161,600
	US Airways Pass Through Trust
361,847	3.950%, 11/15/2025	366,371
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[h]	447,500

	Total	2,879,557

U.S. Government and Agencies (1.4%)
	U.S. Treasury Notes
4,510,000	1.875%, 6/30/2020	4,625,920

Principal Amount	Long-Term Fixed Income (60.5%)	Value

U.S. Government and Agencies (1.4%) - continued
$900,000	2.125%, 6/30/2022	$928,512

	Total	5,554,432

Utilities (1.8%)
	AES Corporation
469,079	7.375%, 7/1/2021	483,151
	Ameren Corporation
160,000	2.700%, 11/15/2020	161,534
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	95,649
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	241,491
	Calpine Corporation
675,000	5.375%, 1/15/2023	614,250
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	407,690
	DTE Energy Company
242,000	2.400%, 12/1/2019	243,779
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022	685,875
	EDP Finance BV
242,000	4.125%, 1/15/2020[h]	243,192
	El Paso Corporation
122,000	7.000%, 6/15/2017	125,680
	Electricite de France SA
660,000	5.250%, 12/29/2049[h,k]	591,525
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	607,050
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067[j]	360,000
	Eversource Energy
80,000	1.600%, 1/15/2018	79,690
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	147,360
70,000	2.950%, 1/15/2020	68,516
	MPLX LP
845,000	4.875%, 12/1/2024[h]	659,505
	NiSource Finance Corporation
97,000	6.400%, 3/15/2018	105,945
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	388,163
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	143,138
	PG&E Corporation
136,000	2.400%, 3/1/2019	136,726
	Sempra Energy
244,000	6.150%, 6/15/2018	264,126
75,000	2.400%, 3/15/2020	73,221
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,195
	Xcel Energy, Inc.
170,000	1.200%, 6/1/2017	169,269

	Total	7,151,720

	Total Long-Term Fixed Income (cost $245,846,873)	238,586,257

Shares	Registered Investment Companies (2.8%)	Value

Equity Funds/ETFs (0.6%)
38,500	BlackRock Resources & Commodities Strategy Trust	247,555
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	600,100
17,000	Guggenheim Multi-Asset Income ETF	296,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Registered Investment Companies (2.8%)	Value

Equity Funds/ETFs (0.6%) - continued
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	$720,270
34,500	NFJ Dividend Interest & Premium Strategy Fund	396,750

	Total	2,261,665

Fixed Income Funds/ETFs (2.2%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	820,948
57,050	Doubleline Income Solutions Fund	896,826
29,204	First Trust High Income Long/Short Fund	400,971
11,845	iShares J.P. Morgan USD Emerging Markets Bond ETF[j]	1,253,438
171,926	MFS Intermediate Income Trust	782,263
61,304	PIMCO Dynamic Credit Income Fund	1,071,594
141,898	Templeton Global Income Fund	888,281
17,645	Vanguard Short-Term Corporate Bond ETF	1,396,602
64,671	Western Asset Emerging Markets Debt Fund, Inc.	854,304
100,767	Western Asset High Income Opportunity Fund, Inc.	449,421

	Total	8,814,648

	Total Registered Investment Companies (cost $13,444,775)	11,076,313

Shares	Preferred Stock (2.5%)	Value

Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[k]	381,771

	Total	381,771

Financials (2.4%)
5,370	Agribank FCB, 6.875%[k]	577,946
4,400	Allstate Corporation, 5.100%	111,364
707	Bank of America Corporation, Convertible, 7.250%[k]	775,636
14,400	Citigroup, Inc., 6.69190%[f]	368,208
28,995	Citigroup, Inc., 6.875%[k]	796,493
5,700	Cobank ACB, 6.250%[h,k]	589,594
10,000	Discover Financial Services, 6.500%[k]	259,500
6,965	Farm Credit Bank of Texas, 6.750%[h,k]	743,078
31,000	GMAC Capital Trust I, 8.125%	788,950
31,600	Goldman Sachs Group, Inc., 5.500%[k]	789,052
30,675	HSBC USA, Inc., 6.500%[k]	794,483
580	M&T Bank Corporation, 6.375%[k]	592,506
28,300	Morgan Stanley, 7.125%[k]	804,569
19,266	U.S. Bancorp, 6.500%[k]	549,659
679	Wells Fargo & Company, Convertible, 7.500%[k]	795,788

	Total	9,336,826

	Total Preferred Stock (cost $9,453,318)	9,718,597

Shares	Common Stock (0.8%)	Value

Financials (0.8%)
21,000	American Capital Agency Corporation	358,470
40,800	Annaly Capital Management, Inc.	387,600
130,900	Apollo Investment Corporation	663,663
60,250	Ares Capital Corporation	837,475
26,700	Invesco Mortgage Capital, Inc.	302,244

Shares	Common Stock (0.8%)	Value

Financials (0.8%) - continued
51,300	Solar Capital, Ltd.	$832,086

	Total	3,381,538

	Total Common Stock (cost $4,070,479)	3,381,538

Shares	Collateral Held for Securities Loaned (2.8%)	Value

10,986,729	Thrivent Cash Management Trust	10,986,729

	Total Collateral Held for Securities Loaned (cost $10,986,729)	10,986,729

Shares or Principal Amount	Short-Term Investments (10.8%)[l]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.260%, 2/22/2016[m]	199,967
	Thrivent Cash Management Trust
42,026,392	0.270%	42,026,392
	U.S. Treasury Bills
100,000	0.175%, 2/4/2016	99,997
200,000	0.345%, 6/23/2016[n]	199,722

	Total Short-Term Investments (at amortized cost)	42,526,078

	Total Investments (cost $460,151,904) 110.7%	$436,665,775

	Other Assets and Liabilities, Net (10.7%)	(42,044,081)

	Total Net Assets 100.0%	$394,621,694

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Defaulted security. Interest is not being accrued.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $54,148,126 or 13.7% of total net assets.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of January 29, 2016 was $8,121,402 or 2.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$1,027,617
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	325,099
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	470,511
Bayview Opportunity Master Fund Trust, 7/28/2019	7/30/2014	108,688
CAM Mortgage, LLC, 7/15/2064	6/24/2015	461,134
Digicel, Ltd., 4/15/2021	8/19/2013	779,289
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	470,783
Inmet Mining Corporation, 6/1/2020	8/19/2013	83
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	776,109
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	728,481
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	759,835
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	658,484
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	511,727
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,366,834

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of January 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$9,499,843
Common Stock	1,248,676

Total lending	$10,748,519
Gross amount payable upon return of collateral for securities loaned	$10,986,729

Net amounts due to counterparty	$238,210

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,056,899
Gross unrealized depreciation	(26,543,028)

Net unrealized appreciation (depreciation)	($23,486,129)

Cost for federal income tax purposes	$460,151,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,796,955	–	6,796,955	–
Capital Goods	6,266,565	–	6,266,565	–
Communications Services	44,732,969	–	40,743,881	3,989,088
Consumer Cyclical	16,285,192	–	16,285,192	–
Consumer Non-Cyclical	16,080,673	–	15,087,473	993,200
Energy	5,843,618	–	3,579,902	2,263,716
Financials	5,499,129	–	5,499,129	–
Technology	8,311,078	–	8,311,078	–
Transportation	6,921,233	–	5,335,876	1,585,357
Utilities	3,652,851	–	3,652,851	–
Long-Term Fixed Income
Asset-Backed Securities	16,586,965	–	16,586,965	–
Basic Materials	3,108,433	–	3,108,433	–
Capital Goods	9,415,131	–	9,415,131	–
Collateralized Mortgage Obligations	34,001,129	857,547	33,143,582	–
Communications Services	11,976,762	–	11,827,329	149,433
Consumer Cyclical	11,160,179	–	11,160,179	–
Consumer Non-Cyclical	12,655,842	–	12,655,842	–
Energy	6,916,983	–	6,916,983	–
Financials	24,137,699	–	23,988,694	149,005
Foreign Government	54,994,391	–	54,994,391	–
Mortgage-Backed Securities	31,211,522	–	31,211,522	–
Technology	6,835,512	–	6,835,512	–
Transportation	2,879,557	–	2,879,557	–
U.S. Government and Agencies	5,554,432	–	5,554,432	–
Utilities	7,151,720	–	7,151,720	–
Registered Investment Companies
Fixed Income Funds/ETFs	8,814,648	8,814,648	–	–
Equity Funds/ETFs	2,261,665	2,261,665	–	–
Preferred Stock
Consumer Staples	381,771	381,771	–	–
Financials	9,336,826	6,465,494	2,871,332	–
Common Stock
Financials	3,381,538	3,381,538	–	–
Collateral Held for Securities Loaned	10,986,729	10,986,729	–	–
Short-Term Investments	42,526,078	42,226,359	299,719	–

Total	$436,665,775	$75,375,751	$352,160,225	$9,129,799

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	735,185	735,185	–	–

Total Asset Derivatives	$735,185	$735,185	$–	$–

Liability Derivatives
Futures Contracts	500,460	500,460	–	–
Credit Default Swaps	70,406	–	70,406	–

Total Liability Derivatives	$570,866	$500,460	$70,406	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $199,967 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(371)	March 2016	($ 80,702,944)	($ 81,109,875)	($406,931)
5-Yr. U.S. Treasury Bond Futures	202	March 2016	23,939,204	24,375,720	436,516
10-Yr. U.S. Treasury Bond Futures	(27)	March 2016	(3,405,080)	(3,498,609)	(93,529)
30-Yr. U.S. Treasury Bond Futures	20	March 2016	3,061,781	3,220,625	158,844
Ultra Long Term U.S. Treasury Bond Futures	16	March 2016	2,519,175	2,659,000	139,825
Total Futures Contracts					$234,725

The following table presents Opportunity Income Plus Fund’s swaps contracts held as of January 29, 2016. Investments totaling $99,861 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG CDSI S24, 5 Year, at 1.00%; CS First Boston Corporation	Sell	6/20/2020	($4,750,000)	($ 70,406)	($70,406)
Total Credit Default Swaps				($ 70,406)	($70,406)

1	As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$8,644,084	$25,478,321	$23,135,676	10,986,729	$10,986,729	$15,338
Cash Management Trust-Short Term Investment	54,752,388	41,682,048	54,408,044	42,026,392	42,026,392	21,329
Total Value and Income Earned	$63,396,472				$53,013,121	$36,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (93.0%)	Value

Brazil (7.9%)
40,000	Banco Bradesco SA ADR	$182,800
7,000	BRF SA	84,497
22,500	Lojas Renner SA	100,015
6,700	Multiplan Empreendimentos Imobiliarios SA	69,584
12,200	Ultrapar Participacoes SA	181,697
34,000	Vale SA ADR	83,300

	Total	701,893

Chile (1.2%)
6,300	Banco Santander Chile SA ADR	108,927

	Total	108,927

China (1.4%)
198,000	PetroChina Company, Ltd.	122,659

	Total	122,659

Hong Kong (12.1%)
53,000	AIA Group, Ltd.	294,652
27,500	China Mobile, Ltd.	302,065
66,000	Hang Lung Group, Ltd.	182,339
3,700	Hong Kong Exchanges and Clearing, Ltd.	81,994
18,000	Swire Pacific, Ltd.	173,643
18,600	Swire Properties, Ltd.	48,397

	Total	1,083,090

Hungary (1.4%)
6,500	Richter Gedeon Nyrt	126,852

	Total	126,852

India (16.2%)
40,000	Ambuja Cements, Ltd. GDR	115,120
2,500	Grasim Industries, Ltd. GDR	124,519
3,000	HDFC Bank, Ltd. ADR	180,990
31,445	ICICI Bank, Ltd. ADR	209,109
24,000	Infosys, Ltd. ADR	429,840
50,080	ITC, Ltd. GDR	237,186
3,600	Ultra Tech Cement, Ltd. GDR	150,630

	Total	1,447,394

Indonesia (4.9%)
684,500	Astra International Tbk PT	325,444
74,000	Indocement Tunggal Prakarsa Tbk PT	107,066

	Total	432,510

Luxembourg (1.3%)
5,700	Tenaris SA ADR	118,788

	Total	118,788

Malaysia (1.8%)
85,636	CIMB Group Holdings Berhad	85,923
16,000	Public Bank Berhad	71,001

	Total	156,924

Mexico (8.4%)
3,400	Fomento Economico Mexicano SAB de CV ADR	322,388
1,000	Grupo Aeroportuario del Sureste SAB de CV ADR	136,700
55,900	Grupo Financiero Banorte SAB de CV ADR	291,246

	Total	750,334

Philippines (4.1%)
315,000	Ayala Land, Inc.	209,035

Shares	Common Stock (93.0%)	Value

Philippines (4.1%) - continued
83,000	Bank of the Philippine Islands	$153,028

	Total	362,063

Poland (1.6%)
4,321	Bank Pekao SA	145,381

	Total	145,381

Portugal (1.4%)
8,800	Jeronimo Martins SGPS SA	122,727

	Total	122,727

Russia (4.1%)
5,700	Lukoil ADR	193,920
1,100	Magnit PJSC	167,917

	Total	361,837

South Africa (3.3%)
10,900	Massmart Holdings, Ltd.	62,249
8,496	MTN Group, Ltd.	75,079
25,900	Truworths International, Ltd.	160,859

	Total	298,187

South Korea (1.0%)
650	E-Mart Company, Ltd.	89,250

	Total	89,250

Taiwan (4.7%)
31,000	Taiwan Mobile Company, Ltd.	93,272
75,000	Taiwan Semiconductor Manufacturing Company, Ltd.	322,945

	Total	416,217

Thailand (4.3%)
15,000	Siam Cement pcl	181,508
56,000	Siam Commercial Bank pcl	205,625

	Total	387,133

Turkey (5.3%)
72,500	Akbank TAS	177,173
7,800	BIM Birlesik Magazalar AS	132,012
66,200	Turkiye Garanti Bankasi AS	167,293

	Total	476,478

United Kingdom (4.7%)
5,100	BHP Billiton plc	49,427
4,400	SABMiller plc	260,816
16,246	Standard Chartered plc	109,596

	Total	419,839

United States (1.9%)
2,300	Yum! Brands, Inc.	166,451

	Total	166,451

	Total Common Stock (cost $10,649,231)	8,294,934

Shares	Preferred Stock (4.6%)

South Korea (4.6%)
480	Samsung Electronics Company, Ltd.	403,803

	Total	403,803

	Total Preferred Stock (cost $480,537)	403,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.4%)[a]	Value

	Thrivent Cash Management Trust
126,877	0.270%	$126,877

	Total Short-Term Investments (at amortized cost)	126,877

	Total Investments (cost $11,256,645) 99.0%	$8,825,614

	Other Assets and Liabilities, Net 1.0%	91,254

	Total Net Assets 100.0%	$8,916,868

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$87,332
Gross unrealized depreciation	(2,518,363)

Net unrealized appreciation (depreciation)	($2,431,031)
Cost for federal income tax purposes	$11,256,645

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	842,019	166,451	675,568	–
Consumer Staples	1,389,792	322,388	1,067,404	–
Energy	617,064	118,788	498,276	–
Financials	2,974,093	681,826	2,292,267	–
Health Care	126,852	–	126,852	–
Industrials	310,343	136,700	173,643	–
Information Technology	752,785	429,840	322,945	–
Materials	811,570	349,050	462,520	–
Telecommunications Services	470,416	–	470,416	–
Preferred Stock
Information Technology	403,803	–	403,803	–
Short-Term Investments	126,877	126,877	–	–

Total	$8,825,614	$2,331,920	$6,493,694	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Short Term Investment	$210,247	$358,013	$441,383	126,877	$126,877	$57
Total Value and Income Earned	$210,247				$126,877	$57

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

SMALL CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (96.1%)	Value

Consumer Discretionary (10.3%)
77,979	Aaron’s, Inc.	$1,784,159
77,306	Cedar Fair, LP	4,184,574
103,880	Core-Mark Holding Company, Inc.	8,444,405
87,010	G-III Apparel Group, Ltd.[a]	4,294,814
183,110	Houghton Mifflin Harcourt Company[a]	3,266,682
109,847	MDC Partners, Inc.[b]	2,146,410
316,960	Nutrisystem, Inc.	6,278,978
65,030	Oxford Industries, Inc.	4,542,996
65,590	Papa John’s International, Inc.	3,131,922
425,210	Tuesday Morning Corporation[a,b]	2,368,420
35,110	Zoe’s Kitchen, Inc.[a,b]	975,356

	Total	41,418,716

Consumer Staples (2.2%)
44,840	Casey’s General Stores, Inc.	5,413,982
89,740	WhiteWave Foods Company[a]	3,387,685

	Total	8,801,667

Energy (2.3%)
323,911	Callon Petroleum Company[a]	2,218,790
234,970	Parsley Energy, Inc.[a]	4,525,522
187,140	RPC, Inc.[b]	2,333,636

	Total	9,077,948

Financials (25.9%)
38,972	Affiliated Managers Group, Inc.[a]	5,229,653
87,690	Allied World Assurance Company Holdings AG	3,208,577
87,200	American Assets Trust, Inc.	3,260,408
80,225	Ameris Bancorp	2,320,909
82,872	Argo Group International Holdings, Ltd.	4,709,616
241,349	Assured Guaranty, Ltd.	5,739,279
131,754	BBCN Bancorp, Inc.	2,002,661
292,300	CNO Financial Group, Inc.	5,086,020
238,806	CoBiz Financial, Inc.	2,624,478
45,688	East West Bancorp, Inc.	1,481,205
367,230	Hanmi Financial Corporation	7,968,891
145,271	Horace Mann Educators Corporation	4,462,725
133,140	Houlihan Lokey, Inc.	3,215,331
349,723	Janus Capital Group, Inc.	4,403,013
119,950	PacWest Bancorp	4,403,365
136,060	Parkway Properties, Inc.	1,832,728
43,717	Pebblebrook Hotel Trust	1,067,569
120,500	Physicians Realty Trust	2,056,935
156,740	Primerica, Inc.[b]	7,054,867
102,512	Renasant Corporation	3,254,756
18,300	Sovran Self Storage, Inc.	2,062,044
132,395	Stifel Financial Corporation[a]	4,429,937
27,151	SVB Financial Group[a]	2,750,939
359,360	Synovus Financial Corporation	10,971,261
243,370	Talmer Bancorp, Inc.	3,908,522
198,030	Terreno Realty Corporation	4,451,714

	Total	103,957,403

Health Care (12.7%)
92,240	Acorda Therapeutics, Inc.[a]	3,396,277
101,690	Akorn, Inc.[a]	2,642,923
69,110	Align Technology, Inc.[a]	4,570,935
45,430	AMN Healthcare Services, Inc.[a]	1,279,763
47,730	Analogic Corporation	3,535,361
240,340	Depomed, Inc.[a,b]	3,686,816
67,060	ExamWorks Group, Inc.[a]	1,841,468
116,640	Greatbatch, Inc.[a]	4,503,470
50,850	Neurocrine Biosciences, Inc.[a]	2,163,668
129,143	NuVasive, Inc.[a]	5,956,075

Shares	Common Stock (96.1%)	Value

Health Care (12.7%) - continued
36,730	Omnicell, Inc.[a]	$1,028,073
100,360	Teleflex, Inc.	13,617,848
7,334	Wellcare Health Plans, Inc.[a]	557,237
35,814	West Pharmaceutical Services, Inc.	2,049,277

	Total	50,829,191

Industrials (20.1%)
14,447	Astec Industries, Inc.	538,873
102,870	AZZ, Inc.	5,295,748
133,900	BWX Technologies, Inc.	4,008,966
145,570	CLARCOR, Inc.	6,821,410
95,980	Curtiss-Wright Corporation	6,622,620
222,601	EMCOR Group, Inc.	10,172,866
23,115	ESCO Technologies, Inc.	795,849
75,496	FTI Consulting, Inc.[a]	2,558,559
202,147	Granite Construction, Inc.	7,808,939
111,930	HNI Corporation	3,807,858
55,394	Huron Consulting Group, Inc.[a]	3,108,157
65,460	MSA Safety, Inc.	2,801,688
275,451	Progressive Waste Solutions, Ltd.	7,759,455
28,400	Proto Labs, Inc.[a,b]	1,561,716
248,220	Raven Industries, Inc.	3,725,782
114,486	Ritchie Brothers Auctioneers, Inc.[b]	2,619,440
104,660	Tennant Company	5,663,153
179,320	TransUnion[a]	4,436,377
13,271	Waste Connections, Inc.	795,862

	Total	80,903,318

Information Technology (17.5%)
94,370	Arista Networks, Inc.[a,b]	5,665,031
214,140	Booz Allen Hamilton Holding Corporation	6,058,021
151,920	Broadridge Financial Solutions, Inc.	8,136,835
50,450	Brooks Automation, Inc.	480,788
49,753	CACI International, Inc.[a]	4,132,982
57,200	Criteo SA ADR[a]	1,691,976
20,787	DST Systems, Inc.	2,191,158
52,310	Envestnet, Inc.[a]	1,226,669
62,390	FEI Company	4,520,155
77,490	Guidewire Software, Inc.[a]	4,265,050
49,061	Ixia[a]	469,514
7,281	Littelfuse, Inc.	741,934
280,150	Microsemi Corporation[a]	8,880,755
223,090	National Instruments Corporation	6,358,065
89,866	Plantronics, Inc.	4,028,693
19,956	SYNNEX Corporation	1,675,306
223,032	Virtusa Corporation[a]	9,973,991

	Total	70,496,923

Materials (3.5%)
63,974	Balchem Corporation	3,591,500
216,840	Chemtura Corporation[a]	5,689,882
178,850	PolyOne Corporation	4,839,681

	Total	14,121,063

Utilities (1.6%)
90,500	Laclede Group, Inc.	5,786,570
23,382	PNM Resources, Inc.	734,429

	Total	6,520,999

	Total Common Stock (cost $363,259,165)	386,127,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

SMALL CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Registered Investment Companies (2.8%)	Value

Equity Funds/ETFs (2.8%)
27,600	iShares Russell 2000 Growth Index Fund[b]	$3,436,752
38,000	iShares Russell 2000 Index Fund[b]	3,910,580
33,920	Market Vectors Oil Service ETF	823,578
111,050	SPDR S&P Oil & Gas Exploration & Production ETF	3,163,814

	Total	11,334,724

	Total Registered Investment Companies (cost $13,094,644)	11,334,724

Shares	Collateral Held for Securities Loaned (6.2%)	Value

24,771,724	Thrivent Cash Management Trust	24,771,724

	Total Collateral Held for Securities Loaned (cost $24,771,724)	24,771,724

Shares or Principal Amount	Short-Term Investments (1.2%)[c]	Value

	Thrivent Cash Management Trust
4,646,342	0.270%	4,646,342

	Total Short-Term Investments (at amortized cost)	4,646,342

	Total Investments (cost $405,771,875) 106.3%	$426,880,018

	Other Assets and Liabilities, Net (6.3%)	(25,152,461)

	Total Net Assets 100.0%	$401,727,557

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 29, 2016:

Securities Lending Transactions
Common Stock	$24,764,389

Total lending	$24,764,389
Gross amount payable upon return of collateral for securities loaned	$24,771,724

Net amounts due to counterparty	$7,335

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$46,381,540
Gross unrealized depreciation	(25,273,397)

Net unrealized appreciation (depreciation)	$21,108,143

Cost for federal income tax purposes	$405,771,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

SMALL CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,418,716	41,418,716	–	–
Consumer Staples	8,801,667	8,801,667	–	–
Energy	9,077,948	9,077,948	–	–
Financials	103,957,403	103,957,403	–	–
Health Care	50,829,191	50,829,191	–	–
Industrials	80,903,318	80,903,318	–	–
Information Technology	70,496,923	70,496,923	–	–
Materials	14,121,063	14,121,063	–	–
Utilities	6,520,999	6,520,999	–	–
Registered Investment Companies Equity Funds/ETFs	11,334,724	11,334,724	–	–
Collateral Held for Securities Loaned	24,771,724	24,771,724	–	–
Short-Term Investments	4,646,342	4,646,342	–	–

Total	$426,880,018	$426,880,018	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$36,769,900	$97,485,368	$109,483,544	24,771,724	$24,771,724	$85,374
Cash Management Trust-Short Term Investment	2,250,791	41,665,532	39,269,981	4,646,342	4,646,342	3,379
Total Value and Income Earned	$39,020,691				$29,418,066	$88,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

MID CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (93.6%)	Value

Consumer Discretionary (7.2%)
298,750	Cheesecake Factory, Inc.	$14,429,625
480,800	DISH Network Corporation[a]	23,208,216
268,336	Scripps Networks Interactive, Inc.	16,360,446
757,300	Time, Inc.	11,359,500
568,176	Toll Brothers, Inc.[a]	15,693,021

	Total	81,050,808

Consumer Staples (3.5%)
215,300	Ingredion, Inc.	21,685,016
192,249	Molson Coors Brewing Company	17,394,689

	Total	39,079,705

Energy (4.2%)
94,475	Cimarex Energy Company	8,786,175
356,450	Continental Resources, Inc.[a,b]	7,524,660
34,300	Dril-Quip, Inc.[a]	2,011,352
56,550	Ensco plc	553,059
143,150	Helix Energy Solutions Group, Inc.[a]	576,894
68,717	HollyFrontier Corporation	2,403,033
49,900	National Oilwell Varco, Inc.	1,623,746
61,550	Oceaneering International, Inc.	2,083,468
54,900	Oil States International, Inc.[a]	1,549,827
514,223	Parsley Energy, Inc.[a]	9,903,935
118,430	Patterson-UTI Energy, Inc.[b]	1,703,023
89,500	Rowan Companies plc	1,132,175
206,800	Superior Energy Services, Inc.	2,132,108
25,100	Tesoro Corporation	2,189,975
168,119	Weatherford International, Ltd.[a]	1,133,122
52,025	World Fuel Services Corporation	2,026,374

	Total	47,332,926

Financials (25.6%)
843,100	Assured Guaranty, Ltd.	20,048,918
585,456	Brixmor Property Group, Inc.	15,584,839
190,550	Camden Property Trust	14,538,965
208,100	Digital Realty Trust, Inc.	16,664,648
880,400	Duke Realty Corporation	17,722,452
447,975	First Republic Bank	30,462,300
1,072,459	Host Hotels & Resorts, Inc.	14,853,557
3,146,326	Huntington Bancshares, Inc.	26,995,477
1,406,100	KeyCorp	15,692,076
175,800	M&T Bank Corporation	19,369,644
571,175	Nasdaq, Inc.	35,412,850
388,840	Northern Trust Corporation	24,139,187
342,549	Raymond James Financial, Inc.	15,007,072
912,400	Zions Bancorporation	20,693,232

	Total	287,185,217

Health Care (12.6%)
489,600	Acorda Therapeutics, Inc.[a]	18,027,072
160,914	C.R. Bard, Inc.	29,490,709
212,400	Edwards Lifesciences Corporation[a]	16,611,804
808,250	Hologic, Inc.[a]	27,432,005
247,789	Universal Health Services, Inc.	27,910,953
173,850	Waters Corporation[a]	21,072,358

	Total	140,544,901

Industrials (15.1%)
297,450	AGCO Corporation[b]	14,506,637
234,475	Equifax, Inc.	24,807,455
182,250	Huntington Ingalls Industries, Inc.	23,306,130
929,950	Masco Corporation	24,541,380
702,794	Oshkosh Corporation[b]	23,143,006
1,023,440	Southwest Airlines Company	38,501,813

Shares	Common Stock (93.6%)	Value

Industrials (15.1%) - continued
221,950	WABCO Holdings, Inc.[a]	$19,897,818

	Total	168,704,239

Information Technology (20.6%)
172,350	Alliance Data Systems Corporation[a]	34,433,807
1,809,190	Applied Materials, Inc.	31,932,204
819,900	Juniper Networks, Inc.	19,349,640
2,216,012	NVIDIA Corporation	64,906,991
427,453	PayPal Holdings, Inc.[a]	15,448,151
539,900	Progress Software Corporation[a]	13,978,011
428,100	Red Hat, Inc.[a]	29,988,405
1,088,151	Teradyne, Inc.	21,142,774

	Total	231,179,983

Materials (2.9%)
697,900	Owens-Illinois, Inc.[a]	9,030,826
1,300,533	Steel Dynamics, Inc.	23,864,781

	Total	32,895,607

Utilities (1.9%)
504,100	Public Service Enterprise Group, Inc.	20,819,330

	Total	20,819,330

	Total Common Stock (cost $913,362,129)	1,048,792,716

Shares	Collateral Held for Securities Loaned (2.9%)	Value

33,074,400	Thrivent Cash Management Trust	33,074,400

	Total Collateral Held for Securities Loaned (cost $33,074,400)	33,074,400

Shares or Principal Amount	Short-Term Investments (6.0%)[c]	Value

	Thrivent Cash Management Trust
67,083,788	0.270%	67,083,788

	Total Short-Term Investments (at amortized cost)	67,083,788

	Total Investments (cost $1,013,520,317) 102.5%	$1,148,950,904

	Other Assets and Liabilities, Net (2.5%)	(28,013,065)

	Total Net Assets 100.0%	$1,120,937,839

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

MID CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 29, 2016:

Securities Lending Transactions
Common Stock	$29,982,956

Total lending	$29,982,956
Gross amount payable upon return of collateral for securities loaned	$33,074,400

Net amounts due to counterparty	$3,091,444

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$189,448,302
Gross unrealized depreciation	(54,017,715)

Net unrealized appreciation (depreciation)	$135,430,587

Cost for federal income tax purposes	$1,013,520,317

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	81,050,808	81,050,808	–	–
Consumer Staples	39,079,705	39,079,705	–	–
Energy	47,332,926	47,332,926	–	–
Financials	287,185,217	287,185,217	–	–
Health Care	140,544,901	140,544,901	–	–
Industrials	168,704,239	168,704,239	–	–
Information Technology	231,179,983	231,179,983	–	–
Materials	32,895,607	32,895,607	–	–
Utilities	20,819,330	20,819,330	–	–
Collateral Held for Securities Loaned	33,074,400	33,074,400	–	–
Short-Term Investments	67,083,788	67,083,788	–	–

Total	$1,148,950,904	$1,148,950,904	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$71,928,749	$53,733,835	$92,588,184	33,074,400	$33,074,400	$21,836
Cash Management Trust-Short Term Investment	76,906,562	25,577,555	35,400,329	67,083,788	67,083,788	25,507
Total Value and Income Earned	$148,835,311				$100,158,188	$47,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

Australia (3.2%)
141,824	Australian Pharmaceutical Industries, Ltd.	$211,567
116,518	Bellamy’s Australia Limited	1,146,437
53,416	BT Investment Management, Ltd.	408,535
73,315	Caltex Australia, Ltd.	1,960,626
38,165	Commonwealth Bank of Australia	2,157,298
362,283	CSR, Ltd.	661,642
5,201	Domino’s Pizza Enterprises, Ltd.	223,328
192,894	Downer EDI, Ltd.	431,862
177,161	Evolution Mining, Ltd.	182,964
917,458	Incitec Pivot, Ltd.	2,044,994
58,368	Investa Office Fund	163,247
10,283	Japara Healthcare Limited	21,055
38,909	JB Hi-Fi, Ltd.	652,327
20,286	Macquarie Atlas Roads Group	62,109
29,946	Macquarie Group, Ltd.	1,544,661
24,755	Magellan Financial Group, Ltd.	405,782
161,379	Northern Star Resources, Ltd.	340,258
951,893	Orora, Ltd.	1,486,377
64,135	Pact Group Holdings, Ltd.	228,266
52,928	Premier Investments, Ltd.	497,665
311,477	Qantas Airways, Ltd.[a]	866,157
30,425	Ramsay Health Care, Ltd.	1,320,941
47,107	Regis Resources, Ltd.	78,989
95,976	SAI Global, Ltd.	277,848
57,167	Sandfire Resources NL	207,014
11,232	Select Harvests, Ltd.	42,805
429,357	Sigma Pharmaceuticals, Ltd.	252,649
552,387	Star Entertainment Group, Ltd.	2,132,174
52,038	Super Retial Group, Ltd.	380,367
295,075	Treasury Wine Estates, Ltd.	1,920,498

	Total	22,310,442

Austria (0.2%)
10,145	AT&S Austria Technologie & Systemtechnik AG	131,741
29,720	BUWOG AG	610,917
3,236	Flughafen Wien Aktiengesellschaft	284,488
2,554	Lenzing AG	170,403
1,325	Porr AG	35,538
3,538	S IMMO AG	29,411
5,887	Wienerberger AG	90,086

	Total	1,352,584

Belgium (1.1%)
37,708	Agfa-Gevaert NVa	160,928
19,123	Anheuser-Busch InBev NV	2,405,021
13,202	bpost SA	313,189
2,489	Compagnie d’ Entreprises CFE	255,036
19,002	Delhaize Group SA	1,994,440
11,801	Fagron NV	88,042
1,250	KBC Ancora	46,789
26,647	KBC Groep NV	1,527,047
6,034	Melexis NV	303,240
4,847	SA D’Ieteren NV	158,646
961	Tessenderlo Chemie NVa	25,450
3,058	Warehouses De Pauw CVA	248,006

	Total	7,525,834

Bermuda (0.8%)
2,172,000	G-Resources Group, Ltd.	50,056
98,454	Jardine Matheson Holdings, Ltd.	5,172,262

	Total	5,222,318

Brazil (1.0%)
388,078	Banco Bradesco SA ADR	1,773,517

Shares	Common Stock (86.3%)	Value

Brazil (1.0%) - continued
76,000	BRF SA	$917,394
250,000	Lojas Renner SA	1,111,275
77,707	Multiplan Empreendimentos Imobiliarios SA	807,045
129,412	Ultrapar Participacoes SA	1,927,360
153,032	Vale SA ADR[b]	374,928

	Total	6,911,519

Canada (2.6%)
63,612	Alimentation Couche-Tard, Inc.	2,768,977
78,006	Brookfield Asset Management, Inc.	2,354,824
44,048	Canadian National Railway Company	2,388,069
4,600	Constellation Software, Inc.	1,674,638
33,645	Dollarama, Inc.	1,805,336
72,053	Metro, Inc.	2,129,855
37,644	Royal Bank of Canada	1,949,513
37,200	Toronto-Dominion Bank	1,411,364
46,316	Transcanada Corporation	1,608,447

	Total	18,091,023

Chile (0.2%)
64,146	Banco Santander Chile SA ADR	1,109,084

	Total	1,109,084

China (0.8%)
1,383,000	FIH Mobile, Ltd.	494,909
4,322,772	Lenovo Group, Ltd.	3,880,290
2,005,000	PetroChina Company, Ltd.	1,242,078

	Total	5,617,277

Denmark (2.3%)
3,747	Aktieselskabet Schouw & Company	221,374
128,885	Danske Bank AS	3,468,482
7,893	DFDS AS	280,100
96,142	Novo Nordisk AS	5,371,300
16,771	Pandora AS	2,243,718
614	Per Aarsleff AS	188,256
386	Rockwool International AS	58,478
46,953	Royal Unibrew AS	1,968,671
11,212	Spar Nord Bank AS	92,269
1,618	Topdanmark ASa	41,118
27,078	Vestas Wind Systems AS	1,771,831

	Total	15,705,597

Faroe Islands (0.1%)
25,190	Bakkafrost PF	838,995

	Total	838,995

Finland (0.2%)
2,435	Amer Sports Oyj	66,649
1,001	Cramo Oyj	19,252
2,937	Oriola-KD Oyj[a]	13,348
64,134	Sponda Oyj	262,322
7,873	Tieto Oyj	211,963
65,733	UPM-Kymmene Oyj	1,071,234
6,146	YIT Oyj	32,743

	Total	1,677,511

France (7.3%)
5,061	ABC Arbitrage	27,358
5,922	Adocia[a]	379,726
33,144	Air France-KLM[a]	266,138
3,047	Alten SA	171,508
6,158	Assystem	149,429
224,545	AXA SA	5,549,093
3,539	Boiron SA	266,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

France (7.3%) - continued
70,917	Cap Gemini SA	$6,480,416
3,238	Cegid Group	175,385
26,213	Christian Dior SE	4,433,294
126,423	Compagnie de Saint-Gobain	5,210,403
14,384	Derichebourg[a]	45,574
12,145	Elior Participations SCA[c]	243,660
240,366	Engie	3,835,159
1,594	Euler Hermes Group	136,415
667	Eurofins Scientific SE	218,818
23,326	Faurecia	847,290
1,332	Guerbet	109,260
16,546	Havas SA	131,840
28,086	Innate Pharma SAa	374,742
25,456	Ipsen SA	1,467,267
11,033	Ipsos SA	226,250
73,562	Orange SA	1,306,135
15,906	Renault SA	1,349,664
29,684	Safran SA	1,922,993
10,815	Saft Groupe SA	282,691
550	Sartorius Stedim Biotech	200,372
22,343	SCOR SE	778,833
1,012	Societe de la Tour Eiffel - Warrants[a,d]	0
104,148	Societe Generale	3,972,977
6,629	Technicolor SA	47,108
2,789	Teleperformance SA	232,365
20,236	Thales SA	1,540,251
71,723	Total SA	3,185,986
94,557	UbiSoft Entertainment SAa	2,597,255
55,333	Veolia Environnement SA	1,334,022
16,798	Vinci SA	1,138,012

	Total	50,634,137

Germany (5.3%)
19,190	Aareal Bank AG	525,146
19,456	Adidas AG	2,003,425
13,459	ADVA Optical Networking SEa	127,067
352	Amadeus Fire AG	25,301
4,133	Aurelius AG	208,663
15,420	Bayer AG	1,735,455
2,119	Bechtle AG	187,073
4,714	Centrotec Sustainable AG	64,813
1,207	CTS Eventim AG & Company KGaA	44,400
67,017	Daimler AG	4,692,090
11,975	Deutsche Beteiligungs AG	355,186
171,610	Deutsche Telekom AG	2,988,208
58,082	Deutsche Wohnen AG	1,531,272
5,922	DIC Asset AG	57,541
37,865	Evonik Industries AG	1,168,970
117,514	Evotec AGa	439,265
13,420	Freenet AG	417,332
36,886	Fresenius SE & Company KGaA	2,447,663
26,618	FUCHS PETROLUB SE	1,091,673
14,787	Gerresheimer AG	1,050,607
4,125	GFT Technologies SE	123,534
11,744	Hannover Rueckversicherung SE	1,236,021
3,587	Homag Group AG	138,916
3,605	Indus Holding AG	164,644
11,648	Jenoptik AG	157,003
16,109	KUKA AGb	1,238,468
1,089	MTU Aero Engines AG	99,982
8,576	Nemetschek AG	393,636
5,955	Pfeiffer Vacuum Technology AG	548,654
29,253	ProSiebenSat.1 Media AG	1,461,586
16,893	Rheinmetall AG	1,206,996
50,957	SAP SE	4,060,485
349	Sartorius Aktiengesellschaft	89,508

Shares	Common Stock (86.3%)	Value

Germany (5.3%) - continued
25,156	Software AG	$851,057
943	STRATEC Biomedical AG	55,372
9,589	TAG Immobilien AG	112,883
7,902	Takkt AG	146,722
172,077	ThyssenKrupp AG	2,658,792
2,090	XING AG	400,304
2,199	zooplus AGa	278,155

	Total	36,583,868

Hong Kong (2.8%)
536,400	AIA Group, Ltd.	2,982,098
42,000	Brightoil Petroleum Holdings, Ltd.	12,430
277,500	China Mobile, Ltd.	3,048,110
426,159	CK Hutchison Holdings, Ltd.	5,324,728
125,000	Emperor Entertainment Hotel, Ltd.	22,325
220,000	Emperor International Holdings, Ltd.	35,286
228,000	Giordano International, Ltd.	91,150
152,000	Global Brands Group Holding, Ltd.[a]	23,339
150,000	Guotai Junan International Holdings, Ltd.	40,001
562,000	Haitong International Securities Group, Ltd.	280,517
663,000	Hang Lung Group, Ltd.	1,831,683
37,400	Hong Kong Exchanges and Clearing, Ltd.	828,808
86,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	27,119
108,000	NewOcean Energy Holdings, Ltd.	36,601
1,425,000	PCCW, Ltd.	854,790
161,000	Samson Holding, Ltd.	18,662
442,000	Shun Tak Holdings, Ltd.	148,865
724,000	SmarTone Telecommunications Holdings, Ltd.	1,123,090
35,000	Sunlight Real Estate Investment Trust	16,625
150,500	Swire Pacific, Ltd., Class A	1,451,846
270,000	Swire Pacific, Ltd., Class B	479,859
166,950	Swire Properties, Ltd.	434,403
264,000	Texwinca Holdings, Ltd.	255,459
330,000	Truly International Holdings, Ltd.	74,992
622,000	United Laboratories International Holdings[a]	236,537

	Total	19,679,323

Hungary (0.2%)
58,010	Richter Gedeon Nyrt	1,132,104

	Total	1,132,104

India (2.3%)
9,500	Grasim Industries, Ltd.	476,879
48,179	Hero Motocorp, Ltd.	1,830,009
129,000	Hindustan Unilever, Ltd.	1,558,517
189,191	Housing Development Finance Corporation	3,311,837
337,000	ICICI Bank, Ltd.	1,147,795
29,221	ICICI Bank, Ltd. ADR	194,320
154,000	Infosys, Ltd.	2,647,336
544,864	ITC, Ltd.	2,583,613
52,428	Ultra Tech Cement, Ltd.	2,204,982

	Total	15,955,288

Indonesia (0.6%)
6,013,300	Astra International Tbk PT	2,859,007
752,000	Indocement Tunggal Prakarsa Tbk PT	1,088,026

	Total	3,947,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

Ireland (1.1%)
117,504	Beazley plc	$631,808
38,596	CRH plc	1,023,736
36,990	DCC plc	2,855,755
6,361	Grafton Group plc	63,935
67,238	Henderson Group plc	267,523
16,977	Ryanair Holdings plc ADR	1,330,148
54,399	Smurfit Kappa Group plc	1,180,271
36,456	United Drug plc	272,513

	Total	7,625,689

Israel (0.3%)
22,726	Delek Automotive Systems, Ltd.	202,025
9,973	Shufersal, Ltd.[a]	31,602
32,908	Teva Pharmaceutical Industries, Ltd. ADR	2,023,184

	Total	2,256,811

Italy (2.6%)
14,813	Acea SPA	220,172
9,525	Amplifon SPA	79,850
224,298	Assicurazioni Generali SPA	3,367,762
17,654	Astaldi SPA	88,949
21,183	ASTM SPA	230,163
13,746	Banca IFIS SPA	431,161
438,357	Banca Popolare di Milano SCRL	359,889
65,152	Beni Stabili SPA	44,020
7,062	Biesse SPA	95,904
6,759	Cerved Information Solutions SPA[a]	55,861
7,983	De’Longhi	190,977
8,611	DiaSorin SPA	453,215
1,614	Engineering SPA	102,760
127,803	Eni SPA	1,854,684
27,231	ERG SPA	341,670
65,334	Hera SPA	183,384
79,625	Immobiliare Grande Distribuzione SPA	62,910
3,737	Interpump Group SPA	47,284
1,335,669	Intesa Sanpaolo SPA	3,805,527
302,261	Iren SPA	446,504
17,290	La Doria SPA	227,292
1,013	Marr SPA	19,420
58,487	Prysmian SPA	1,203,372
89,858	Recordati SPA	2,227,134
1,433	Reply SPA	187,836
523,365	Saras SPA[a]	1,098,563
29,598	Societa Cattolica di Assicurazioni SCRL	210,778
19,939	Societa Iniziative Autostradali e Servizi SPA	189,165
128,799	Unipol Gruppo Finanziario SPA	527,727

	Total	18,353,933

Japan (17.7%)
24,800	Aderans Company, Ltd.	124,280
509	Advance Residence Investment Corporation	1,102,020
302	AEON REIT Investment Corporation	314,387
4,300	Alpine Electronics, Inc.	49,007
8,300	Amano Corporation	109,504
8,200	AOKI Holdings, Inc.	101,993
14,900	Aoyama Trading Company, Ltd.	593,102
15,100	Arcs Company, Ltd.	305,948
20,400	Asatsu-DK, Inc.	443,626
10,500	Autobacs Seven Company, Ltd.	183,585
56,900	Bridgestone Corporation	2,072,979
1,500	C. Uyemura & Company, Ltd.	59,450
7,200	Canon Electronics, Inc.	104,631

Shares	Common Stock (86.3%)	Value

Japan (17.7%) - continued
33,800	Canon Marketing Japan, Inc.	$610,475
8,000	Cawachi, Ltd.	134,693
16,000	Central Glass Company, Ltd.	85,888
6,900	Century Tokyo Leasing Corporation	255,491
4,700	Chiyoda Integre Company, Ltd.	118,697
13,000	Chugoku Marine Paints, Ltd.	90,540
1,700	Cocokara Fine, Inc.	70,665
1,200	Cosmo Energy Holdings Company, Ltd.[a]	13,231
8,358	Daiichikosho Company, Ltd.	336,921
29,000	Daikyo, Inc.	46,851
154	Daiwa House Residential Investment Corporation	315,811
128	Daiwa Office Investment Corporation	732,423
463,375	Daiwa Securities Group, Inc.	2,895,590
76,500	DCM Holdings Company, Ltd.	552,579
25,100	Doutor Nichires Holdings Company, Ltd.	382,413
55,300	DTS Corporation	1,149,506
12,300	DUSKIN Company, Ltd.	219,151
76,200	EDION Corporation	571,810
2,900	Exedy Corporation	67,743
63,800	Fuji Heavy Industries, Ltd.	2,610,882
42,516	Fuji Machine Manufacturing Company, Ltd.	409,682
8,300	Fuji Soft, Inc.	186,961
80,000	Fujibo Holdings, Inc.	136,534
45,500	FUJIFILM Holdings NPV	1,758,022
1,500	Fujimi Incorporated	19,165
4,500	Fuyo General Lease Company, Ltd.	221,222
1,600	Geo Holdings Corporation	24,727
151	Global One Real Estate Investment Corporation	533,168
77,100	Gree, Inc.	339,968
7,200	Happinet Corporation	63,857
77,600	Haseko Corporation	812,746
39,200	Heiwa Corporation	763,534
1,500	HEIWADO Company, Ltd.	30,734
39,000	Honda Motor Company, Ltd.	1,057,173
11,500	IBJ Leasing Company, Ltd.	220,427
10,200	INES Corporation	98,322
72,600	IT Holdings Corporation	1,602,059
16,240	JAFCO Company, Ltd.	526,823
53,400	Japan Airlines Company, Ltd.	2,004,281
5,000	Japan Digital Laboratory Company, Ltd.	66,542
156,000	Japan Display, Inc.[a]	360,928
226	Japan Logistics Fund, Inc.	449,929
8,100	Japan Securities Finance Company, Ltd.	37,006
4,000	Japan Wool Textile Company, Ltd.	28,024
26,000	J-Oil Mills, Inc.	74,876
78,800	JTEKT Corporation	1,271,402
13,300	Kadokawa Dwango Corporation	196,962
11,400	Kaken Pharmaceutical Company, Ltd.	752,998
43,700	Kao Corporation	2,345,176
2,100	Kasai Kogyo Company, Ltd.	27,463
138,400	KDDI Corporation	3,504,649
41,700	Kenedix, Inc.	169,428
69,600	Kinden Corporation	863,115
17,600	Kissei Pharmaceutical Company, Ltd.	402,222
76,400	KITZ Corporation	341,908
3,874	Koei Tecmo Holdings Company, Ltd.	57,895
23,000	Kohnan Shoji Company, Ltd.	331,003
33,400	Kokuyo Company, Ltd.	358,486
10,800	KOMERI Company, Ltd.	214,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

Japan (17.7%) - continued
15,400	Komori Corporation	$173,688
29,900	K’s Holdings Corporation	1,018,420
44,000	Kureha Corporation	155,451
4,100	Kusuri No Aoki Company, Ltd.	177,077
117,000	KYB Company, Ltd.	337,428
20,600	Kyokuto Securities Company, Ltd.	236,192
16,900	KYORIN Holdings, Inc.	312,898
24,000	Kyowa Exeo Corporation	247,009
812,485	Leopalace21 Corporation[a]	4,500,030
7,300	Macnica Fuji Electronics Holdings, Inc.[a]	90,014
21,000	Maeda Road Construction Company, Ltd.	328,446
85,000	Makino Milling Machine Company, Ltd.	559,220
10,400	Marusan Securities Company, Ltd.	105,441
6,200	Maruwa Company, Ltd.	134,901
79,500	Marvelous, Inc.	575,452
39,100	Matsumotokiyoshi Holdings Company, Ltd.	1,829,817
16,300	Meiko Network Japan Company, Ltd.	152,416
13,400	Melco Holdings, Inc.	234,647
1,500	Mimasu Semiconductor Industry Company, Ltd.	13,053
29,600	MIRAIT Holdings Corporation	230,586
22,900	Mito Securities Company, Ltd.	77,687
126,700	Mitsubishi UFJ Financial Group, Inc.	649,705
1,411,809	Mitsui Chemicals, Inc.	6,180,526
594,200	Mizuho Financial Group, Inc.	1,028,097
4,900	Mochida Pharmaceutical Company, Ltd.	378,954
257	Mori Trust Sogo REIT, Inc.	428,591
170,000	Morinaga and Company, Ltd.	936,398
44,000	Morinaga Milk Industry Company, Ltd.	200,774
183,624	MS and AD Insurance Group Holdings, Inc.	4,987,411
15,200	Murata Manufacturing Company, Ltd.	1,758,152
12,500	NEC Networks & System Integration Corporation	206,848
89,200	Net One Systems Company, Ltd.	501,974
10,000	Nichirei Corporation	74,474
40,000	Nippon Flour Mills Company, Ltd.	291,182
23,300	Nippon Paper Industries Company, Ltd.	374,296
3,198,733	Nippon Sheet Glass Company[a]	2,359,202
15,200	Nippon Signal Company, Ltd.	145,946
233,200	Nippon Suisan Kaisha, Ltd.	1,219,566
33,000	Nippon Synthetic Chemical Industry Company, Ltd.	230,184
22,700	Nippon Telegraph & Telephone Corporation	966,398
34,000	Nippon Thompson Company, Ltd.	136,206
1,473,990	Nippon Yusen Kabushiki Kaisha	3,162,203
139,000	Nishi-Nippon City Bank, Ltd.	311,703
461,198	Nissan Motor Company, Ltd.	4,586,946
75,000	Nisshin OilliO Group, Ltd.	313,499
11,000	Nittetsu Mining Company, Ltd.	42,514
12,700	Nitto Kogyo Corporation	210,312
47,500	North Pacific Bank, Ltd.	145,823
19,800	NSD Company, Ltd.	287,856
5,200	Ohsho Food Service Corporation	180,183
17,300	Okamura Corporation	157,232
15,000	Okasan Securities Group, Inc.	83,568
2,700	Okinawa Electric Power Company, Inc.	65,885
109,000	Okuma Corporation	829,971
31,000	Otsuka Holdings Company, Ltd.	1,042,888

Shares	Common Stock (86.3%)	Value

Japan (17.7%) - continued
23,400	Paltac Corporation	$405,186
7,000	PanaHome Corporation	50,990
1,900	Paramount Bed Holdings Company, Ltd.	65,521
3,400	Parco Company, Ltd.	28,844
12,800	Plenus Company, Ltd.	197,598
2,300	Pola Orbis Holdings, Inc.	158,150
14,000	Riken Corporation	47,602
5,062	Riso Kagaku Corporation	69,929
19,600	Round One Corporation	95,773
5,000	Ryobi, Ltd.	20,599
2,200	Ryosan Company, Ltd.	59,587
9,900	Saint Marc Holdings Company, Ltd.	266,082
6,000	Sakai Chemical Industry Company, Ltd.	18,544
10,300	Sangetsu Company, Ltd.	176,762
30,000	Sanyo Shokai, Ltd.	75,781
28,600	Seino Holdings Company, Ltd.	311,544
90,000	Sekisui House, Ltd.	1,416,687
8,400	Shimachu Company, Ltd.	190,696
39,000	Shindengen Electric Manufacturing Company, Ltd.	140,712
40,100	Shinko Electric Industries Company, Ltd.	245,473
28,000	ShinMaywa Industries, Ltd.	226,168
572,000	Showa Denko KK	626,769
78,500	SKY Perfect JSAT Holdings, Inc.	445,427
87,729	SoftBank Group Corporation	3,863,192
82,800	Sojitz Corporation	178,843
48,500	Sompo Japan Nipponkoa Holdings, Inc.	1,438,354
425,391	Sumitomo Corporation	4,240,359
291,000	Sumitomo Heavy Industries, Ltd.	1,152,063
31,600	Sumitomo Mitsui Financial Group, Inc.	1,060,136
1,217,372	Sumitomo Mitsui Trust Holdings, Inc.	3,892,424
21,000	Sumitomo Osaka Cement Company, Ltd.	85,598
14,900	Sumitomo Riko Company, Ltd.	135,815
15,000	Sumitomo Seika Chemicals Company, Ltd.	86,893
3,500	Taiyo Yuden Company, Ltd.	39,693
9,700	Tamron Company, Ltd.	138,647
21,400	Toagosei Company, Ltd.	178,840
2,300	TOCALO Company, Ltd.	43,989
70,600	Toho Holdings Company, Ltd.	1,639,089
85,900	Tohoku Electric Power Company, Inc.	1,078,760
20,800	Tokai Tokyo Financial Holdings, Inc.	116,783
31,100	Tokio Marine Holdings, Inc.	1,112,747
700	Tokyo Ohka Kogyo Company, Ltd.	21,874
15,900	Tokyo Seimitsu Company, Ltd.	341,087
20,000	Tokyotokeiba Company, Ltd.	44,062
357	Tokyu REIT, Inc.	420,015
74	Top REIT, Inc.	266,764
35,000	Toppan Forms Company, Ltd.	420,495
20,900	Tosei Corporation	128,873
125,000	Tosoh Corporation	604,902
71,400	Toyota Motor Corporation	4,300,391
55,000	Tsubakimoto Chain Company	390,790
25,700	Tsumura & Company	700,058
3,000	TV Asahi Holdings Corporation	54,634
3,900	Unipres Corporation	82,218
102,600	UNY Group Holdings Company, Ltd.	657,328
49,800	Valor Company, Ltd.	1,078,169
9,100	Wakita & Company, Ltd.	68,105
5,200	Warabeya Nichiyo Company, Ltd.	108,881
28,300	West Japan Railway Company	1,833,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

Japan (17.7%) - continued
2,100	Xebio Holdings Company, Ltd.	$36,531
4,600	Yamato Kogyo Co., Ltd.	108,909
8,400	Yorozu Corporation	179,759
2,200	Zenkoku Hosho Company, Ltd.	68,949

	Total	123,194,073

Jersey (0.7%)
220,090	Regus plc	930,393
181,124	WPP plc	3,939,015

	Total	4,869,408

Luxembourg (0.3%)
10,827	APERAM[a]	338,233
12,948	Oriflame Holdings AGa	182,385
44,040	Subsea 7 SAa	263,717
59,000	Tenaris SA ADR	1,229,560

	Total	2,013,895

Malaysia (0.2%)
580,475	CIMB Group Holdings Berhad	582,421
165,500	Public Bank Berhad	734,416

	Total	1,316,837

Mexico (1.1%)
34,500	Fomento Economico Mexicano SAB de CV ADR	3,271,290
9,600	Grupo Aeroportuario del Sureste SAB de CV ADR	1,312,320
491,813	Grupo Financiero Banorte SAB de CV ADR	2,562,409
207,000	Organizacion Soriana SAB de CVa	443,952

	Total	7,589,971

Netherlands (4.9%)
11,863	Aalberts Industries NV	374,689
1,059,328	Aegon NV	5,990,444
101,718	AerCap Holdings NVa	3,123,760
6,401	ASM International NV	254,955
49,958	ASML Holding NV	4,585,229
579,395	BAM Group[a]	3,113,235
20,027	BE Semiconductor Industries NV	405,857
19,653	Corbion NV	436,903
2,184	Eurocommercial Properties NV	95,465
10,571	Euronext NVc	512,442
34,624	Heineken NV	3,006,462
92,300	Koninklijke DSM NV	4,473,943
22,064	Koninklijke Vopak NV	959,677
36,006	NN Group NV	1,219,840
37,456	SBM Offshore NVa	494,457
100,082	Unilever NV	4,433,223
7,881	Vastned Retail NV	345,051
2,685	Wereldhave NV	146,685
10,330	Wessanen	87,701

	Total	34,060,018

New Zealand (0.2%)
295,698	Air New Zealand, Ltd.	567,283
68,018	Fisher & Paykel Healthcare Corporation, Ltd.	382,366
68,621	Nuplex Industries, Ltd.	185,009

	Total	1,134,658

Norway (1.1%)
8,015	Atea ASA	65,240
39,633	Austevoll Seafood ASA	254,306
32,541	Borregaard ASA	165,150

Shares	Common Stock (86.3%)	Value

Norway (1.1%) - continued
10,886	Leroy Seafood Group ASA	$417,498
281,703	Marine Harvest ASA	3,839,406
289,769	Norsk Hydro ASA	963,314
21,867	SalMar ASA	431,156
17,538	SpareBank 1 SMN	95,089
5,390	TGS Nopec Geophysical Company ASA	78,113
29,072	Yara International ASA	1,102,112

	Total	7,411,384

Philippines (0.5%)
3,348,500	Ayala Land, Inc.	2,222,072
834,364	Bank of the Philippine Islands	1,538,325

	Total	3,760,397

Poland (0.2%)
45,898	Bank Pekao SA	1,544,246

	Total	1,544,246

Portugal (0.2%)
81,433	Altri SGPS SA	330,867
2,978,379	Banco Espirito Santo SAa,d	323
9,533	CTT-Correios de Portugal SA	82,809
86,827	Jeronimo Martins SGPS SA	1,210,911
13,964	Portucel SA	46,746
17,665	Redes Energeticas Nacionais SGPS SA	53,100

	Total	1,724,756

Russia (0.5%)
55,500	Lukoil ADR	1,888,169
11,197	Magnit PJSC	1,709,238

	Total	3,597,407

Singapore (0.1%)
73,600	Indofood Agri Resources, Ltd.	22,359
129,500	United Engineers, Ltd.	162,472
81,700	Venture Corporation, Ltd.	447,613

	Total	632,444

South Africa (0.5%)
108,890	Massmart Holdings, Ltd.	621,862
95,659	MTN Group, Ltd.	845,330
319,000	Truworths International, Ltd.	1,981,240

	Total	3,448,432

South Korea (1.0%)
7,003	E-Mart Company, Ltd.	961,572
85,248	KB Financial Group, Inc.	2,180,629
4,211	Samsung Electronics Company, Ltd.	4,073,944

	Total	7,216,145

Spain (2.0%)
35,315	Almirall SA	681,812
3,844	Axiare Patrimonio SOCIMI SA	46,555
911,334	Banco Popular Espanol SA	2,462,362
617,754	Banco Santander SA	2,647,326
42,188	Ebro Foods SA	826,833
89,773	Ence Energia y Celulosa SA	286,282
57,694	Endesa SA	1,116,908
6,668	Faes Farma SA	19,545
28,906	Gamesa Corporacion Tecnologia SA	540,210
513,856	Iberdrola SA	3,612,008
166,103	International Consolidated Airlines Group SA	1,281,947
4,443	Let’s GOWEX SAa,d	0
22,659	Melia Hotels International SA	247,442

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

Spain (2.0%) - continued
23,723	NH Hotel Group SAa	$98,561
5,734	Viscofan SA	343,683

	Total	14,211,474

Sweden (2.3%)
22,236	Bilia AB	417,044
2,615	BillerudKorsnas AB	41,670
3,813	BioGaia AB	114,396
79,464	Boliden AB	1,105,553
33,808	Byggmax Group AB	281,224
45,357	Castellum AB	676,210
3,048	Dios Fastigheter AB	20,040
11,682	Fabege AB	181,112
39,725	Fastighets AB Balder[a]	887,611
14,990	Hemfosa Fastigheter AB	148,124
30,470	Intrum Justitia AB	1,009,667
52,107	Investor AB	1,745,451
28,904	Inwido AB	320,364
2,244	JM AB	61,564
41,544	Loomis AB	1,237,227
140,051	Micronic Mydata AB	1,256,022
2,133	NetEnt ABa	106,675
36,547	Nobia AB	408,279
11,595	Nolato AB	306,244
4,436	Peab AB	33,685
13,177	SAS ABa	37,914
53,617	Svenska Cellulosa AB SCA	1,589,082
418,314	Volvo AB	3,799,484
12,281	Wihlborgs Fastigheter AB	235,943

	Total	16,020,585

Switzerland (7.0%)
72,796	Adecco SA	4,468,958
6,921	Ascom Holding AG	110,477
1,671	Autoneum Holding AG	364,560
185	Banque Cantonale Vaudoise	111,691
2,310	Cembra Money Bank AGa	138,987
201,021	Credit Suisse Group AG	3,561,162
798	Daetwyler Holding AG	101,873
1,755	dorma+kaba Holding AG	1,084,147
206	Emmi AGa	95,035
1,279	Flughafen Zuerich AG	943,034
612	Forbo Holding AG	649,522
8,551	Georg Fischer AG	5,651,024
77,475	LafargeHolcim, Ltd.	3,260,840
12,164	Lonza Group AG	1,863,517
1,929	Mobimo Holding AG	407,261
70,202	Nestle SA	5,171,952
105,777	Novartis AG	8,194,909
43,079	Roche Holding AG	11,158,508
128	Schweiter Technologies AG	105,227
3,309	Tecan Group AG	477,830
4,386	Temenos Group AG	213,188
36,150	UBS Group AG	597,385
2,014	Valiant Holding AG	219,774
3,554	Zehnder Group AG	125,076

	Total	49,075,937

Taiwan (0.6%)
321,100	Taiwan Mobile Company, Ltd.	966,123
811,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,493,668

	Total	4,459,791

Thailand (1.2%)
8,858,158	Krung Thai Bank pcl	4,345,110

Shares	Common Stock (86.3%)	Value

Thailand (1.2%) - continued
158,100	Siam Cement pcl	$1,913,091
590,700	Siam Commercial Bank pcl	2,168,983

	Total	8,427,184

Turkey (0.7%)
681,258	Akbank TAS	1,664,832
72,796	BIM Birlesik Magazalar AS	1,232,039
656,000	Turkiye Garanti Bankasi AS	1,657,773

	Total	4,554,644

United Kingdom (8.1%)
209,585	3i Group plc	1,328,829
86,303	Ashtead Group plc	1,113,339
164,889	Auto Trader Group plc[c]	925,634
657,340	BAE Systems plc	4,861,616
77,540	Bellway plc	3,078,952
24,982	Berendsen plc	389,553
28,254	Berkeley Group Holdings plc	1,428,434
30,741	Betfair Group plc	1,924,789
51,000	BHP Billiton plc	494,274
22,630	Big Yellow Group plc	249,224
15,905	Bodycote plc	124,397
336,233	Booker Group plc	800,166
30,664	Bovis Homes Group plc	410,898
69,283	Britvic plc	715,286
43,244	Dart Group plc	341,059
14,147	Diploma plc	135,517
277,059	Direct Line Insurance Group plc	1,488,229
75,070	Domino’s Pizza Group plc	1,056,057
125,334	DS Smith plc	655,781
31,630	Galliford Try plc	672,250
69,340	Globo plc[a,d]	10
64,023	Great Portland Estates plc	702,175
35,142	Greggs plc	523,773
101,069	Hansteen Holdings plc	160,144
57,035	Hiscox, Ltd.	810,080
5,679	HomeServe plc	32,829
262,512	Howden Joinery Group plc	1,880,311
12,148	Hunting plc	53,531
63,285	IG Group Holdings plc	663,912
37,576	Imperial Tobacco Group plc	2,034,587
200,866	Inchcape plc	2,065,375
68,041	Indivior plc	147,298
220,546	Intermediate Capital Group plc	1,838,517
677,821	ITV plc	2,591,238
123,585	John Wood Group plc	1,142,347
7,100	Keller Group plc	82,908
64,222	Lancashire Holdings, Ltd.	574,096
116,956	LondonMetric Property plc	270,552
15,777	Lookers plc	35,599
187,487	Man Group plc	438,471
21,626	Micro Focus International plc	428,352
63,741	Mitie Group plc	257,515
70,431	Mondi plc	1,148,244
113,645	Moneysupermarket.com Group plc	549,887
16,074	OneSavings Bank plc	70,132
66,804	Paragon Group of Companies plc	301,096
34,347	Persimmon plc	1,002,226
248,814	QinetiQ Group plc	825,373
31,079	Redde plc	79,971
103,879	Rentokil Initial plc	232,581
122,282	Rexam plc	1,048,472
4,190	Rightmove plc	239,077
81,079	Royal Dutch Shell plc	1,766,554
44,331	SABMiller plc	2,627,775
40,022	Safestore Holdings plc	195,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (86.3%)	Value

United Kingdom (8.1%) - continued
23,767	Savills plc	$256,448
200,332	Standard Chartered plc	1,351,447
8,484	SVG Capital plc[a]	59,463
46,588	Synthomer plc	195,828
638,966	Taylor Wimpey plc	1,761,858
40,791	Travis Perkins plc	1,067,304
49,288	Tullett Prebon plc	237,336
37,396	Unilever plc	1,644,116
3,986	UNITE Group plc	36,657
12,980	WH Smith plc	342,515
4,050	Workspace Group plc	46,722
25,181	WS Atkins plc	520,075

	Total	56,534,934

United States (0.2%)
23,100	Yum! Brands, Inc.	1,671,747

	Total	1,671,747

	Total Common Stock (cost $632,303,891)	601,000,737

Principal Amount	Long-Term Fixed Income (11.3%)

Argentina (0.3%)
	Argentina Government International Bond
$20,000	Zero Coupon, 6/2/2017[e]	22,600
288,982	7.820%, 12/31/2033[e,f]	321,348
336,489	8.280%, 12/31/2033[e]	370,138
602,876	8.280%, 12/31/2033[e]	678,236
180,000	0.000%, 12/15/2035[g]	19,026
5,364,000	0.000%, 12/15/2035[f,g]	594,444
430,000	0.000%, 12/15/2035[g]	46,440
300,000	2.500%, 12/31/2038[e,h]	183,000

	Total	2,235,232

Armenia (<0.1%)
	Armenia Government International Bond
210,000	7.150%, 3/26/2025	200,844

	Total	200,844

Azerbaijan (0.1%)
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	406,032
210,000	4.750%, 3/13/2023	172,360

	Total	578,392

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,h	89,694

	Total	89,694

Bermuda (0.1%)
	Digicel Group, Ltd.
200,000	8.250%, 9/30/2020*	161,775
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	174,250
330,000	6.750%, 3/1/2023[c]	283,800

	Total	619,825

Brazil (0.4%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	360,000

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Brazil (0.4%) - continued
	Brazil Government International Bond
$305,000	6.000%, 8/15/2050[j]	$183,980
230,000	4.250%, 1/7/2025	192,855
200,000	5.000%, 1/27/2045	137,500
	Brazil Letras do Tesouro Nacional
364,000	Zero Coupon, 4/1/2016[j]	89,013
	Brazil Loan Trust 1
160,878	5.477%, 7/24/2023	137,350
572,013	5.477%, 7/24/2023*	488,356
	Brazil Minas SPE via State of Minas Gerais
515,000	5.333%, 2/15/2028	393,975
990,000	5.333%, 2/15/2028*	757,350
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,d,e	0
	Tupy SA
200,000	6.625%, 7/17/2024[c]	162,250

	Total	2,902,629

Bulgaria (<0.1%)
	Bulgaria Government International Bond
100,000	4.250%, 7/9/2017[f]	114,721

	Total	114,721

Chile (0.6%)
	AES Gener SA
70,000	5.250%, 8/15/2021[c]	70,630
280,000	5.250%, 8/15/2021	282,521
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	302,336
100,000	4.125%, 10/7/2020[c]	104,254
	Chile Government International Bond
350,000	2.250%, 10/30/2022	341,250
364,000	3.125%, 1/21/2026	358,540
	Corpbanca SA
286,000	3.875%, 9/22/2019[c]	284,600
	E.CL SA
120,000	5.625%, 1/15/2021[c]	129,833
	Empresa Electrica Angamos SA
830,000	4.875%, 5/25/2029[c]	718,561
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	674,571
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	174,750
200,000	4.375%, 1/28/2025*	173,500

	Total	3,615,346

Colombia (0.5%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	405,000
	Colombia Government International Bond
30,000	8.700%, 2/15/2016	30,082
300,000	7.375%, 1/27/2017	314,700
240,000	7.375%, 3/18/2019	267,000
30,000	8.125%, 5/21/2024	35,325
320,000	4.500%, 1/28/2026	302,800
687,000	6.125%, 1/18/2041	638,910
1,010,000	5.625%, 2/26/2044	881,225
1,060,000	5.000%, 6/15/2045	866,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Colombia (0.5%) - continued
	Ecopetrol SA
$50,000	7.375%, 9/18/2043	$38,437

	Total	3,780,029

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	198,300
220,000	5.250%, 8/12/2018[c]	218,130
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	216,700
480,000	6.250%, 11/1/2023[c]	463,200
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,400
210,000	5.625%, 4/30/2043[c]	150,675
240,000	7.000%, 4/4/2044	201,600
1,100,000	7.158%, 3/12/2045[c]	924,000

	Total	2,408,005

Croatia (0.2%)
	Croatia Government International Bond
830,000	3.875%, 5/30/2022[f]	915,319
670,000	3.000%, 3/11/2025[f]	674,516

	Total	1,589,835

Czech Republic (<0.1%)
	Czech Republic Government Bond
3,540,000	0.370%, 10/27/2016[g,k]	142,195

	Total	142,195

Dominican Republic (0.8%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	419,500
	Dominican Republic Government International Bond
32,179	9.040%, 1/23/2018	33,949
4,000,000	15.000%, 4/5/2019[l]	99,522
900,000	16.000%, 7/10/2020[l]	23,855
400,000	7.500%, 5/6/2021	423,000
200,000	10.375%, 3/4/2022[l]	4,397
2,900,000	11.500%, 5/10/2024[l]	66,606
290,000	6.875%, 1/29/2026[c]	293,625
290,000	8.625%, 4/20/2027	323,350
1,600,000	18.500%, 2/4/2028[c,l]	49,627
8,000,000	11.375%, 7/6/2029[l]	179,643
730,000	7.450%, 4/30/2044[c]	704,450
592,000	7.450%, 4/30/2044	571,280
860,000	6.850%, 1/27/2045[c]	784,750
990,000	6.850%, 1/27/2045	903,375

	Total	4,880,929

Ecuador (<0.1%)
	Ecuador Government International Bond
200,000	10.500%, 3/24/2020	148,000
200,000	7.950%, 6/20/2024	138,500
	EP PetroEcuador
307,895	6.224%, 9/24/2019[g]	237,849

	Total	524,349

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	96,375

Principal Amount	Long-Term Fixed Income (11.3%)	Value

El Salvador (0.2%) - continued
$110,000	7.750%, 1/24/2023	$102,438
372,000	5.875%, 1/30/2025	295,740
329,000	6.375%, 1/18/2027	261,555
250,000	8.250%, 4/10/2032	218,125
264,000	7.650%, 6/15/2035	207,900
150,000	7.625%, 2/1/2041	116,437

	Total	1,298,570

Ethiopia (0.1%)
	Ethiopia Government International Bond
600,000	6.625%, 12/11/2024	516,120

	Total	516,120

Gabon (0.1%)
	Gabon Government International Bond
600,000	6.375%, 12/12/2024	461,748

	Total	461,748

Ghana (0.1%)
	Ghana Government International Bond
100,000	8.500%, 10/4/2017	91,940
280,000	8.125%, 1/18/2026	200,514
350,000	10.750%, 10/14/2030[c]	331,303

	Total	623,757

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	169,745
	Guatemala Government International Bond
400,000	5.750%, 6/6/2022	412,000
490,000	4.875%, 2/13/2028	463,050

	Total	1,044,795

Honduras (0.2%)
	Honduras Government International Bond
400,000	8.750%, 12/16/2020	432,000
780,000	8.750%, 12/16/2020*	842,400

	Total	1,274,400

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,157

	Total	200,157

Hungary (0.6%)
	Hungary Government International Bond
255,000	3.500%, 7/18/2016[f]	279,999
390,000	4.375%, 7/4/2017[f]	445,863
940,000	5.750%, 6/11/2018[f]	1,134,994
360,000	6.000%, 1/11/2019[f]	446,287
690,000	6.250%, 1/29/2020	767,625
180,000	5.375%, 2/21/2023	196,776
540,000	5.750%, 11/22/2023	605,519
300,000	7.625%, 3/29/2041	409,125

	Total	4,286,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (11.3%)	Value

India (<0.1%)
	Greenko Dutch BV
$250,000	8.000%, 8/1/2019[c]	$261,807

	Total	261,807

Indonesia (0.6%)
	Indonesia Government International Bond
160,000	6.875%, 1/17/2018	174,082
280,000	11.625%, 3/4/2019	352,019
200,000	4.125%, 1/15/2025	195,949
1,300,000	4.750%, 1/8/2026[c]	1,323,682
280,000	8.500%, 10/12/2035	353,972
180,000	6.625%, 2/17/2037	193,097
600,000	5.250%, 1/17/2042	567,450
600,000	6.750%, 1/15/2044	654,139
330,000	5.125%, 1/15/2045[c]	308,548
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[c]	288,299
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	204,155

	Total	4,615,392

Iraq (<0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	315,950

	Total	315,950

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[c]	59,783
160,000	3.839%, 12/30/2018[c]	160,400

	Total	220,183

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
720,000	5.750%, 12/31/2032	624,197

	Total	624,197

Japan (<0.1%)
	SoftBank Group Corporation
200,000	4.500%, 4/15/2020	199,124

	Total	199,124

Kazakhstan (0.2%)
	Kazakhstan Government International Bond
510,000	5.125%, 7/21/2025[c]	507,552
770,000	6.500%, 7/21/2045[c]	747,054
	KazMunayGas National Company JSC
190,000	9.125%, 7/2/2018	202,635

	Total	1,457,241

Kenya (0.1%)
	Kenya Government International Bond
230,000	6.875%, 6/24/2024[c]	204,709
830,000	6.875%, 6/24/2024	738,733

	Total	943,442

Luxembourg (0.3%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	196,500

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Luxembourg (0.3%) - continued
	Gazprom Neft OAO Via GPN Capital SA
$690,000	6.000%, 11/27/2023[c]	$644,280
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	180,000
	Tupy Overseas SA
200,000	6.625%, 7/17/2024	162,250
	Wind Acquisition Finance SA
190,000	7.000%, 4/23/2021[f]	199,137
440,000	7.375%, 4/23/2021[c]	418,273

	Total	1,800,440

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia International Government Bond
340,000	4.875%, 12/1/2020[c,f]	365,005

	Total	365,005

Mexico (0.9%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[m]	111,506
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[c,f]	89,778
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	207,250
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	163,400
	Mexican Bonos
4,979,400	7.750%, 11/23/2034[m]	303,486
	Mexican Cetes
24,349,100	Zero Coupon, 2/4/2016[m]	134,176
74,146,400	Zero Coupon, 2/25/2016[m]	407,835
94,908,400	Zero Coupon, 3/10/2016[m]	521,396
	Mexican Udibonos
2,557,382	5.000%, 6/16/2016[m]	143,563
	Mexico Government International Bond
150,000	4.000%, 3/15/2115[f]	134,870
1,787,900	10.000%, 12/5/2024[m]	125,994
652,000	4.750%, 3/8/2044	590,060
297,000	5.550%, 1/21/2045	299,599
600,000	4.600%, 1/23/2046	532,500
338,000	5.750%, 10/12/2110	310,960
	Pemex Project Funding Master Trust
20,000	6.625%, 6/15/2035	17,704
	Petroleos Mexicanos
130,000	5.500%, 2/4/2019[c,n]	131,787
310,000	6.375%, 2/4/2021[c,n]	314,185
10,000	3.500%, 1/30/2023	8,525
40,000	4.875%, 1/18/2024	36,178
660,000	6.875%, 8/4/2026[c,n]	671,550
110,000	6.500%, 6/2/2041	93,720
122,000	5.500%, 6/27/2044	91,964
	Trust F/1401
200,000	6.950%, 1/30/2044*	195,250
	United Mexican States
610,000	4.125%, 1/21/2026	610,610

	Total	6,247,846

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
182,000	6.305%, 9/11/2020	143,816

	Total	143,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Namibia (<0.1%)
	Namibia Government International Bond
$240,000	5.250%, 10/29/2025[c]	$222,000

	Total	222,000

Netherlands (<0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	203,000

	Total	203,000

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.375%, 7/12/2023	176,880

	Total	176,880

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	102,309
360,000	8.250%, 4/15/2024[c]	363,222

	Total	465,531

Panama (0.1%)
	Panama Government International Bond
237,000	8.875%, 9/30/2027	329,430
188,000	9.375%, 4/1/2029	271,190
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	52,882

	Total	653,502

Paraguay (0.2%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017	151,181
150,000	8.875%, 10/15/2017*	151,182
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	151,500
330,000	8.125%, 1/24/2019[c]	333,300
	Paraguay Government International Bond
600,000	6.100%, 8/11/2044	579,000

	Total	1,366,163

Peru (0.1%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043*	320,800
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	203,440
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[c]	98,325
260,000	6.750%, 11/23/2021	284,050
22,000	4.625%, 4/12/2023	21,862
80,000	4.625%, 4/12/2023[c]	79,500

	Total	1,007,977

Philippines (0.1%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	219,240
	Philippines Government International Bond
210,000	9.875%, 1/15/2019	259,372

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Philippines (0.1%) - continued
$174,000	7.750%, 1/14/2031	$254,133

	Total	732,745

Romania (<0.1%)
	Romania Government International Bond
274,000	5.250%, 6/17/2016[f]	302,406

	Total	302,406

Russia (0.2%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018*,o	70,298
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	367,500
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	204,500
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	185,008
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	199,040

	Total	1,026,346

Serbia (0.1%)
	Serbia Government International Bond
610,000	4.875%, 2/25/2020	621,218

	Total	621,218

South Africa (0.5%)
	South Africa Government International Bond
100,000	5.875%, 5/30/2022	105,510
270,000	4.665%, 1/17/2024	262,912
2,010,000	5.875%, 9/16/2025	2,096,165
300,000	6.250%, 3/8/2041	307,050
620,000	5.375%, 7/24/2044	564,225

	Total	3,335,862

South Korea (0.1%)
	Export-Import Bank of Korea
200,000	0.987%, 8/14/2017*,g	199,753
	Korea Development Bank
170,000	3.250%, 3/9/2016	170,369

	Total	370,122

Sri Lanka (0.5%)
	Sri Lanka Government International Bond
220,000	6.000%, 1/14/2019	214,728
310,000	6.000%, 1/14/2019[c]	302,571
138,000	6.250%, 10/4/2020	132,267
850,000	6.250%, 7/27/2021	800,079
1,081,000	5.875%, 7/25/2022	976,816
200,000	6.125%, 6/3/2025[c]	174,439
200,000	6.125%, 6/3/2025	174,439
1,020,000	6.850%, 11/3/2025[c]	928,097

	Total	3,703,436

Supranational (<0.1%)
	Corporacion Andina de Fomento
350,000	1.500%, 8/8/2017	350,767

	Total	350,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Turkey (0.6%)
	Export Credit Bank of Turkey
$200,000	5.875%, 4/24/2019	$206,836
	Turkey Government International Bond
413,000	7.500%, 7/14/2017	441,947
140,000	6.750%, 4/3/2018	150,394
820,000	7.000%, 6/5/2020	916,170
541,000	7.375%, 2/5/2025	637,265
699,000	4.250%, 4/14/2026	666,147
50,000	8.000%, 2/14/2034	63,044
580,000	6.000%, 1/14/2041	599,213
230,000	4.875%, 4/16/2043	204,987

	Total	3,886,003

Ukraine (0.2%)
	Ukraine Government International Bond
5,641	7.750%, 9/1/2019[c]	5,314
486,408	7.750%, 9/1/2020*	456,980
240,000	7.750%, 9/1/2021*	223,080
240,000	7.750%, 9/1/2022*	223,680
240,000	7.750%, 9/1/2023*	220,680
298,000	Zero Coupon, 5/31/2040*	111,899

	Total	1,241,633

United Arab Emirates (0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	368,928

	Total	368,928

United States (0.5%)
	Comcel Trust
200,000	6.875%, 2/6/2024	160,000
	Commonwealth of Puerto Rico G.O.
630,000	8.000%, 7/1/2035, Ser. A	451,244
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. A	18,903
10,000	5.500%, 7/1/2039	6,301
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[p]	219,433
600,000	6.000%, 8/15/2040[q]	366,750
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. A	36,576
55,000	0.000%, 8/1/2032, Ser. Ah	20,420
5,000	5.500%, 8/1/2037	1,912
10,000	5.375%, 8/1/2038, Ser. C	3,812
35,000	5.375%, 8/1/2039, Ser. A	13,344
100,000	6.000%, 8/1/2039	38,749
350,000	5.250%, 8/1/2041, Ser. C	133,003
550,000	5.500%, 8/1/2042, Ser. A	210,369
80,000	6.000%, 8/1/2042, Ser. A	30,999
60,000	5.000%, 8/1/2043, Ser. A-1	22,651
5,000	5.250%, 8/1/2043, Ser. A-1	1,900
	U.S. Treasury Notes
1,100,000	1.750%, 1/31/2023	1,105,286

	Total	2,841,652

Venezuela (0.5%)
	Petroleos de Venezuela SA
40,000	5.250%, 4/12/2017	15,600
290,000	9.000%, 11/17/2021	96,715
1,580,000	6.000%, 5/16/2024	466,100
2,147,000	6.000%, 11/15/2026	631,003

Principal Amount	Long-Term Fixed Income (11.3%)	Value

Venezuela (0.5%) - continued
$40,000	5.375%, 4/12/2027	$11,600
	Venezuela Government International Bond
570,000	7.750%, 10/13/2019	192,375
537,000	6.000%, 12/9/2020	173,182
100,000	12.750%, 8/23/2022	38,250
1,190,000	9.000%, 5/7/2023	404,600
1,139,000	8.250%, 10/13/2024	381,565
670,000	7.650%, 4/21/2025	221,100
327,000	11.750%, 10/21/2026	120,173
713,000	9.250%, 9/15/2027	262,027
733,000	9.250%, 5/7/2028	252,885
20,000	11.950%, 8/5/2031	7,400
300,000	9.375%, 1/13/2034	103,800
70,000	7.000%, 3/31/2038	22,575

	Total	3,400,950

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	96,295
	Vietnam Government International Bond
840,000	6.750%, 1/29/2020[c]	914,907
315,000	4.800%, 11/19/2024*	300,784

	Total	1,311,986

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	20,275
150,000	6.750%, 2/9/2022[c]	152,063

	Total	172,338

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	265,756
380,000	8.970%, 7/30/2027[c]	269,838

	Total	535,594

	Total Long-Term Fixed Income (cost $86,875,233)	78,879,242

Shares	Preferred Stock (0.6%)

Brazil (0.1%)
261,282	Vale SA ADR	483,372

	Total	483,372

South Korea (0.5%)
4,560	Samsung Electronics Company, Ltd.	3,836,130

	Total	3,836,130

	Total Preferred Stock (cost $5,639,710)	4,319,502

Shares	Collateral Held for Securities Loaned (0.2%)

1,576,632	Thrivent Cash Management Trust	1,576,632

	Total Collateral Held for Securities Loaned (cost $1,576,632)	1,576,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.5%)[r]	Value

	Federal National Mortgage Association Discount Notes
100,000	0.250%, 2/10/2016[s]	$99,992
	Thrivent Cash Management Trust
9,977,667	0.270%	9,977,667

	Total Short-Term Investments (at amortized cost)	10,077,659

	Total Investments (cost $736,473,125) 99.9%	$695,853,772

	Other Assets and Liabilities, Net 0.1%	931,793

	Total Net Assets 100.0%	$696,785,565

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $19,896,226 or 2.9% of total net assets.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Czeck Republic Korun.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Denotes investments purchased on a when-issued or delayed delivery basis.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of January 29, 2016 was $5,360,751 or 0.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043 4/8/2014		$319,984
AHML Finance, Ltd., 2/13/2018	1/31/2013	189,924
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,583
Brazil Loan Trust 1, 7/24/2023	7/25/2013	588,558
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,024,863
Digicel Group, Ltd., 9/30/2020	6/26/2015	202,013
Digicel, Ltd., 4/15/2021	1/20/2016	166,616
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,176
Honduras Government International Bond, 12/16/2020	12/11/2013	780,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 9/1/2022	11/12/2015	225,353
Ukraine Government International Bond, 5/31/2040	11/12/2015	135,045
Ukraine Government International Bond, 9/1/2023	11/12/2015	223,528
Ukraine Government International Bond, 9/1/2021	11/12/2015	225,432
Ukraine Government International Bond, 9/1/2020	11/12/2015	462,978
Vietnam Government International Bond, 11/19/2024	11/7/2014	317,703

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of January 29, 2016:

Securities Lending Transactions
Common Stock	$1,549,584

Total lending	$1,549,584
Gross amount payable upon return of collateral for securities loaned	$1,576,632

Net amounts due to counterparty	$27,048

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$58,281,304
Gross unrealized depreciation	(98,900,657)

Net unrealized appreciation (depreciation)	($40,619,353)

Cost for federal income tax purposes	$736,473,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	87,048,140	1,671,747	85,376,393	–
Consumer Staples	68,679,285	3,271,290	65,407,995	–
Energy	21,157,801	1,229,560	19,928,241	–
Financials^	146,463,826	3,076,921	143,386,582	323
Health Care	51,033,679	2,023,184	49,010,495	–
Industrials	97,974,698	5,766,228	92,208,470	–
Information Technology	52,808,041	–	52,808,031	10
Materials	43,978,889	374,928	43,603,961	–
Telecommunications Services^	19,910,476	–	19,910,476	–
Utilities	11,945,902	–	11,945,902	–
Long-Term Fixed Income
Basic Materials	709,540	–	709,540	–
Capital Goods	289,935	–	289,935	–
Communications Services	2,269,373	–	2,269,373	–
Consumer Cyclical	325,650	–	325,650	–
Consumer Non-Cyclical^	863,325	–	863,325	0
Energy	5,550,372	–	5,550,372	–
Financials	5,250,132	–	5,250,132	–
Foreign Government	57,833,566	–	57,409,916	423,650
Transportation	1,094,071	–	1,094,071	–
U.S. Government and Agencies	1,197,250	–	1,197,250	–
U.S. Municipal	990,183	–	990,183	–
Utilities	2,505,845	–	2,505,845	–
Preferred Stock
Information Technology	3,836,130	–	3,836,130	–
Materials	483,372	483,372	–	–
Collateral Held for Securities Loaned	1,576,632	1,576,632	–	–
Short-Term Investments	10,077,659	9,977,667	99,992	–

Total	$695,853,772	$29,451,529	$665,978,260	$423,983

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	439,790	439,790	–	–
Foreign Currency Forward Contracts	711,144	–	711,144	–

Total Asset Derivatives	$1,150,934	$439,790	$711,144	$–

Liability Derivatives
Futures Contracts	500,778	500,778	–	–
Foreign Currency Forward Contracts	586,478	–	586,478	–

Total Liability Derivatives	$1,087,256	$500,778	$586,478	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $511,374 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	31	March 2016	$6,761,803	$6,777,375	$15,572
5-Yr. U.S. Treasury Bond Futures	40	March 2016	4,763,284	4,826,875	63,591
10-Yr. U.S. Treasury Bond Futures	49	March 2016	6,280,231	6,349,328	69,097
30-Yr. U.S. Treasury Bond Futures	37	March 2016	5,707,900	5,958,156	250,256
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,933,850)	(97,699)
Eurex 10-yr. Euro Bund Futures	(6)	March 2016	(1,022,470)	(1,062,062)	(39,592)
Eurex 2-Yr. Euro Schatz Futures	(16)	March 2016	(1,936,692)	(1,938,143)	(1,451)
Eurex 30-Yr. Euro Buxl Futures	(1)	March 2016	(167,146)	(176,599)	(9,453)
Eurex 5-Yr. Euro Bobl Futures	(8)	March 2016	(1,131,620)	(1,147,599)	(15,979)
Eurex Euro STOXX 50 Index	27	March 2016	950,920	893,555	(57,365)
FTSE 100 Index	5	March 2016	428,444	427,971	(473)
ICE mini MSCI EAFE Index	20	March 2016	1,562,205	1,601,600	39,395
SFE S&P ASX Share Price Index 200	3	March 2016	262,829	263,548	719
SGX MSCI Singapore Index	2	February 2016	40,241	41,401	1,160
TSE Tokyo Price Index	5	March 2016	645,861	594,308	(51,553)
Ultra Long Term U.S. Treasury Bond Futures	(29)	March 2016	(4,592,225)	(4,819,438)	(227,213)
Total Futures Contracts					($60,988)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of January 29, 2016.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	UBS	1,100,126	2/2/2016	$270,000	$274,745	$4,745
Brazilian Real	RBC	557,358	2/2/2016	135,000	139,194	4,194
Brazilian Real	MSC	6,352,679	2/2/2016	1,559,891	1,586,517	26,626
Chinese Yuan	CITI	10,649,594	3/16/2016 - 9/1/2016	1,599,594	1,608,949	9,355
Chinese Yuan	BNP	3,392,805	9/1/2016	498,063	511,019	12,956
Chinese Yuan	DB	3,009,446	7/26/2016 - 9/1/2016	444,400	453,286	8,886
Chinese Yuan	WBC	941,482	9/1/2016	137,000	141,804	4,804
Chinese Yuan	UBS	918,109	3/16/2016	139,000	139,133	133
Chinese Yuan	MSC	525,045	9/1/2016	76,994	79,081	2,087
Chinese Yuan	SB	6,941,240	3/16/2016 - 9/1/2016	1,029,681	1,047,285	17,604
Chinese Yuan	BB	1,389,916	3/16/2016 - 9/1/2016	204,467	209,761	5,294
Chinese Yuan	JPM	6,452,522	3/16/2016 - 9/1/2016	949,958	973,216	23,258
Chinese Yuan	HSBC	12,475,711	3/16/2016 - 9/1/2016	1,859,309	1,883,917	24,608
Colombian Peso	SB	580,018,968	2/22/2016	175,870	176,510	640
Colombian Peso	CSFB	654,594,828	2/8/2016	200,873	199,330	(1,543)
Colombian Peso	RBS	159,805,200	2/16/2016	49,020	48,645	(375)
Euro	BOA	395,873	2/10/2016 - 3/16/2016	432,512	429,193	(3,319)
Euro	JPM	127,000	3/16/2016	136,443	137,734	1,291
Euro	RBS	125,000	3/16/2016	135,456	135,565	109
Euro	CITI	222,632	2/10/2016	242,978	241,233	(1,745)
Euro	UBS	127,000	3/16/2016	137,230	137,734	504
Euro	BNP	499,607	2/10/2016 - 3/16/2016	541,580	541,532	(48)
Hungarian Forint	BNP	64,890,500	3/16/2016	220,911	225,975	5,064
Hungarian Forint	CITI	64,993,706	3/16/2016	225,782	226,334	552
Hungarian Forint	RBS	66,959,243	3/16/2016	227,366	233,179	5,813
Hungarian Forint	MSC	39,221,750	3/16/2016	136,828	136,586	(242)
Indian Rupee	SB	18,448,290	2/29/2016	270,000	270,463	463
Israel Shekel	DB	1,067,572	3/16/2016	269,000	269,980	980
Mexican Peso	UBS	12,165,674	3/16/2016	732,673	668,764	(63,909)
Mexican Peso	RBC	11,578,692	3/16/2016	679,087	636,496	(42,591)
Mexican Peso	JPM	16,031,719	3/16/2016	937,687	881,285	(56,402)
Mexican Peso	HSBC	2,369,570	3/16/2016	137,000	130,259	(6,741)
Mexican Peso	MSC	19,901,450	2/5/2016	1,092,085	1,096,803	4,718
Mexican Peso	RBS	15,954,752	3/16/2016	933,080	877,054	(56,026)
Mexican Peso	CITI	4,101,000	2/5/2016	225,614	226,013	399
New Taiwan Dollar	BOA	4,592,911	2/16/2016	137,000	137,843	843
New Taiwan Dollar	BB	4,491,948	3/1/2016	134,000	134,863	863
New Taiwan Dollar	HSBC	11,014,866	2/4/2016	330,777	330,463	(314)
Philippines Peso	SB	6,514,583	2/9/2016	137,000	136,649	(351)
Polish Zloty	UBS	558,633	3/16/2016	136,910	136,915	5
Polish Zloty	HSBC	553,241	3/16/2016	135,542	135,593	51
Polish Zloty	BOA	336,566	3/16/2016	81,896	82,489	593
Polish Zloty	CITI	5,219,338	3/16/2016	1,294,077	1,279,201	(14,876)
Polish Zloty	RBS	567,147	3/16/2016	140,395	139,001	(1,394)
Russian Ruble	JPM	37,219,843	2/16/2016 - 3/11/2016	469,135	489,227	20,092
Russian Ruble	CSI	10,206,000	3/1/2016	135,000	134,342	(658)
Russian Ruble	MSC	36,473,409	2/3/2016 - 3/18/2016	475,126	480,803	5,677
Russian Ruble	CITI	9,629,537	3/1/2016	123,757	126,754	2,997
Russian Ruble	HSBC	4,876,289	2/11/2016	69,317	64,434	(4,883)
Russian Ruble	CSFB	52,011,170	2/16/2016 - 2/26/2016	679,329	685,820	6,491
Singapore Dollar	HSBC	392,370	3/16/2016	275,000	275,249	249
South African Rand	SB	2,125,174	3/16/2016	139,000	132,668	(6,332)
South Korean Won	STNF	163,433,700	3/2/2016	135,000	136,261	1,261
South Korean Won	HSBC	160,789,280	2/24/2016	134,000	134,065	65
Turkish Lira	HSBC	414,825	3/16/2016	135,000	138,611	3,611
Turkish Lira	RBS	1,263,424	3/16/2016	411,000	422,164	11,164
Turkish Lira	MSC	1,243,188	3/16/2016	406,873	415,402	8,529
Turkish Lira	JPM	408,074	3/16/2016	135,000	136,355	1,355
Total Purchases				$23,292,566	$23,259,746	($32,820)

Sales
Brazilian Real	UBS	1,657,490	2/2/2016 - 3/2/2016	$405,000	$412,846	($7,846)
Brazilian Real	BOA	1,109,685	2/2/2016 - 3/2/2016	272,000	276,017	(4,017)
Brazilian Real	MSC	6,347,251	2/2/2016 - 3/2/2016	1,553,407	1,575,678	(22,271)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Brazilian Real	DB	3,857,487	2/2/2016	$1,003,822	$963,368	$40,454
Brazilian Real	JPM	545,016	3/2/2016	134,000	135,010	(1,010)
Brazilian Real	RBC	822,586	2/2/2016	204,263	205,432	(1,169)
Chinese Yuan	WBC	2,887,989	9/1/2016	434,000	434,983	(983)
Chinese Yuan	DB	7,932,281	3/16/2016 - 9/1/2016	1,186,471	1,195,594	(9,123)
Chinese Yuan	BOA	2,708,839	3/16/2016	408,000	410,506	(2,506)
Chinese Yuan	SB	8,591,889	3/16/2016 - 9/1/2016	1,297,597	1,294,348	3,249
Chinese Yuan	JPM	10,182,507	3/16/2016 - 9/1/2016	1,521,300	1,536,634	(15,334)
Chinese Yuan	HSBC	13,040,554	3/16/2016 - 9/1/2016	1,937,212	1,965,865	(28,653)
Chinese Yuan	CITI	7,111,625	3/16/2016 - 9/1/2016	1,070,932	1,076,812	(5,880)
Chinese Yuan	BB	7,348,952	3/16/2016 - 9/1/2016	1,098,819	1,108,958	(10,139)
Chinese Yuan	BNP	3,392,805	3/16/2016	506,994	514,157	(7,163)
Colombian Peso	CSFB	560,089,528	2/22/2016 - 2/29/2016	167,000	170,399	(3,399)
Colombian Peso	DB	718,416,778	2/8/2016 - 2/22/2016	218,365	218,718	(353)
Colombian Peso	JPM	219,077,097	2/8/2016	68,226	66,711	1,515
Czech Republic Korun	ML	2,957,362	3/16/2016	118,484	118,776	(292)
Euro	UBS	125,000	3/16/2016	136,910	135,565	1,345
Euro	CITI	8,429,568	2/10/2016 - 3/16/2016	9,207,392	9,136,860	70,532
Euro	HSBC	123,000	3/16/2016	135,542	133,396	2,146
Euro	RBS	132,000	3/16/2016	140,395	143,157	(2,762)
Euro	BOA	75,000	3/16/2016	81,896	81,339	557
Euro	MSC	125,000	3/16/2016	136,828	135,565	1,263
Hungarian Forint	BNP	69,362,186	3/16/2016	237,784	241,547	(3,763)
Indian Rupee	DB	18,411,285	2/22/2016	269,000	270,225	(1,225)
Indian Rupee	SB	8,887,684	2/22/2016	131,475	130,446	1,029
Indian Rupee	WBC	18,391,686	2/22/2016	271,000	269,937	1,063
Indonesian Rupiah	BB	1,921,814,000	2/17/2016	133,274	139,061	(5,787)
Indonesian Rupiah	MSC	3,692,903,593	2/23/2016	263,685	266,942	(3,257)
Indonesian Rupiah	WBC	1,054,497,869	3/4/2016	75,182	76,091	(909)
Indonesian Rupiah	DB	5,042,771,178	2/9/2016 - 3/4/2016	357,515	364,742	(7,227)
Indonesian Rupiah	JPM	2,881,558,863	2/19/2016	200,456	208,438	(7,982)
Indonesian Rupiah	HSBC	2,114,057,175	2/24/2016	150,574	152,789	(2,215)
Israel Shekel	BB	997,699	3/16/2016	255,824	252,311	3,513
Malaysian Ringgit	WBC	595,197	2/19/2016	137,054	143,162	(6,108)
Malaysian Ringgit	HSBC	597,903	2/19/2016	135,000	143,812	(8,812)
Mexican Peso	RBC	2,388,705	3/16/2016	137,000	131,310	5,690
Mexican Peso	CITI	14,227,888	2/5/2016	832,288	784,123	48,165
Mexican Peso	BOA	9,411,854	3/10/2016	551,811	517,609	34,202
Mexican Peso	MSC	8,472,693	2/4/2016 - 3/16/2016	488,024	466,095	21,929
Mexican Peso	UBS	2,471,380	3/16/2016	135,000	135,855	(855)
Mexican Peso	BB	17,803,348	2/25/2016	1,068,378	980,058	88,320
Mexican Peso	RBS	7,222,106	3/16/2016	408,000	397,009	10,991
Mexican Peso	JPM	16,432,891	2/5/2016 - 3/16/2016	942,055	904,125	37,930
New Taiwan Dollar	SB	9,019,693	3/1/2016	271,000	270,800	200
New Taiwan Dollar	HSBC	11,014,866	2/26/2016	330,926	330,678	248
New Taiwan Dollar	UBS	9,776,496	3/1/2016	291,010	293,522	(2,512)
New Taiwan Dollar	BNP	14,352,509	2/5/2016 - 3/11/2016	428,323	430,772	(2,449)
New Taiwan Dollar	JPM	22,128,631	2/4/2016 - 2/16/2016	666,235	664,011	2,224
New Taiwan Dollar	CITI	4,553,361	2/22/2016	135,000	136,681	(1,681)
New Taiwan Dollar	RBS	9,121,741	3/1/2016	271,000	273,864	(2,864)
Philippines Peso	SB	6,478,812	2/9/2016	137,000	135,899	1,101
Polish Zloty	JPM	549,987	3/16/2016	136,442	134,796	1,646
Polish Zloty	UBS	548,256	3/16/2016	137,230	134,371	2,859
Polish Zloty	BOA	1,104,648	3/16/2016	276,509	270,737	5,772
Polish Zloty	BNP	549,315	3/16/2016	134,267	134,639	(372)
Polish Zloty	RBS	548,110	3/16/2016	135,456	134,336	1,120
Russian Ruble	HSBC	4,840,327	2/29/2016	62,235	63,731	(1,496)
Russian Ruble	MSC	20,114,372	2/16/2016 - 2/24/2016	254,922	265,336	(10,414)
Singapore Dollar	BOA	628,396	3/16/2016	444,866	440,823	4,043
Singapore Dollar	HSBC	628,418	3/16/2016	443,845	440,838	3,007
South African Rand	BB	2,154,130	3/16/2016	139,000	134,475	4,525
South Korean Won	DB	162,810,000	2/29/2016	135,000	135,742	(742)
South Korean Won	UBS	525,902,464	2/19/2016 - 3/4/2016	437,572	438,485	(913)
South Korean Won	SSB	493,583,600	2/19/2016 - 2/22/2016	406,000	411,571	(5,571)
South Korean Won	JPM	384,232,324	2/24/2016 - 2/29/2016	318,646	320,363	(1,717)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
South Korean Won	CITI	49,190,546	2/19/2016	$40,488	$41,018	($530)
Thai Baht	DB	11,899,846	2/19/2016 - 2/29/2016	328,014	332,846	(4,832)
Turkish Lira	UBS	420,172	3/16/2016	137,000	140,398	(3,398)
Turkish Lira	BB	1,439,157	3/16/2016	480,199	480,885	(686)
Turkish Lira	HSBC	824,180	3/16/2016	270,000	275,394	(5,394)
Turkish Lira	RBS	2,385,773	3/16/2016	781,000	797,190	(16,190)
United Arab Emirates	BNP	8,188,967	12/7/2016	2,218,000	2,228,351	(10,351)
Total Sales				$40,872,419	$40,714,933	$157,486

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$124,666

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
CSI	-	CSI US Institutional Desk
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
STNF	-	Stanford Group Company
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$3,226,844	$5,388,925	$7,039,137	1,576,632	$1,576,632	$22,964
Cash Management Trust-Short Term Investment	15,002,977	142,080,320	147,105,630	9,977,667	9,977,667	4,581
Total Value and Income Earned	$18,229,821				$11,554,299	$27,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

LARGE CAP GROWTH FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (85.2%)	Value

Consumer Discretionary (22.6%)
66,701	Amazon.com, Inc.[a]	$39,153,487
23,440	AutoZone, Inc.[a]	17,987,622
223,770	Comcast Corporation	12,466,227
185,360	Home Depot, Inc.	23,310,873
185,090	Las Vegas Sands Corporation	8,347,559
401,230	NIKE, Inc.	24,880,272
385,340	Starbucks Corporation	23,417,112

	Total	149,563,152

Energy (2.1%)
75,700	EOG Resources, Inc.	5,376,214
74,380	EQT Corporation	4,592,221
570,320	Weatherford International, Ltd.[a]	3,843,957

	Total	13,812,392

Financials (3.2%)
43,680	Intercontinental Exchange, Inc.	11,522,784
156,029	J.P. Morgan Chase & Company	9,283,726

	Total	20,806,510

Health Care (15.0%)
315,737	Abbott Laboratories	11,950,645
70,215	Allergan plc[a]	19,971,252
303,452	Cerner Corporation[a]	17,603,251
222,838	Gilead Sciences, Inc.	18,495,554
357,901	Mylan NVa	18,857,804
136,147	Vertex Pharmaceuticals, Inc.[a]	12,355,340

	Total	99,233,846

Industrials (4.3%)
98,080	3M Company	14,810,080
304,610	Delta Air Lines, Inc.	13,491,177

	Total	28,301,257

Information Technology (38.0%)
222,600	Alibaba Group Holding, Ltd. ADR[a,b]	14,920,878
33,213	Alphabet, Inc., Class Aa	25,286,717
31,818	Alphabet, Inc., Class Ca	23,639,183
372,454	Apple, Inc.	36,254,672
400,880	EMC Corporation	9,929,798
372,240	Facebook, Inc.[a]	41,769,050
104,720	MasterCard, Inc.	9,323,222
423,440	Microsoft Corporation	23,327,310
415,520	PayPal Holdings, Inc.[a]	15,016,893
293,030	Salesforce.com, Inc.[a]	19,943,622
427,870	Visa, Inc.	31,872,036

	Total	251,283,381

	Total Common Stock (cost $444,713,956)	563,000,538

Shares	Collateral Held for Securities Loaned (0.7%)	Value

4,123,700	Thrivent Cash Management Trust	4,123,700

	Total Collateral Held for Securities Loaned (cost $4,123,700)	4,123,700

Shares or Principal Amount	Short-Term Investments (15.0%)[c]	Value

	Federal Home Loan Bank Discount Notes
10,000,000	0.365%, 4/8/2016	9,993,004
9,000,000	0.365%, 4/11/2016	8,993,430

Shares or Principal Amount	Short-Term Investments (15.0%)[c]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.250%, 2/19/2016[d]	$499,931
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 2/2/2016[d]	99,998
100,000	0.230%, 2/3/2016[d]	99,997
1,500,000	0.180%, 2/8/2016[d]	1,499,933
	Thrivent Cash Management Trust
77,994,802	0.270%	77,994,802

	Total Short-Term Investments (at amortized cost)	99,181,095

	Total Investments (cost $548,018,751) 100.9%	$666,305,333

	Other Assets and Liabilities, Net (0.9%)	(5,661,083)

	Total Net Assets 100.0%	$660,644,250

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of January 29, 2016:

Securities Lending Transactions

Common Stock	$4,035,206

Total lending	$4,035,206
Gross amount payable upon return of collateral for securities loaned	$4,123,700

Net amounts due to counterparty	$88,494

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$132,578,220
Gross unrealized depreciation	(14,291,638)

Net unrealized appreciation (depreciation)	$118,286,582

Cost for federal income tax purposes	$548,018,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

LARGE CAP GROWTH FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	149,563,152	149,563,152	–	–
Energy	13,812,392	13,812,392	–	–
Financials	20,806,510	20,806,510	–	–
Health Care	99,233,846	99,233,846	–	–
Industrials	28,301,257	28,301,257	–	–
Information Technology	251,283,381	251,283,381	–	–
Collateral Held for Securities Loaned	4,123,700	4,123,700	–	–
Short-Term Investments	99,181,095	77,994,802	21,186,293	–
Total	$666,305,333	$645,119,040	$21,186,293	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Futures Contracts	1,037,076	1,037,076	–	–
Total Liability Derivatives	$1,037,076	$1,037,076	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Growth Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $2,199,859 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	625	March 2016	$21,721,230	$20,684,154	($1,037,076)
Total Futures Contracts					($1,037,076)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust- Collateral Investment	$20,126,400	$49,946,925	$65,949,625	4,123,700	$4,123,700	$4,018
Cash Management Trust- Short Term Investment	51,267,870	94,487,936	67,761,004	77,994,802	77,994,802	24,270
Total Value and Income Earned	$71,394,270				$82,118,502	$28,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

LARGE CAP VALUE FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value

Consumer Discretionary (9.9%)
387,500	Comcast Corporation	$21,587,625
110,764	Delphi Automotive plc	7,193,014
262,750	Discovery Communications, Inc.[a,b]	7,249,273
364,389	Harley-Davidson, Inc.[a]	14,575,560
284,831	Lowe’s Companies, Inc.	20,410,989

	Total	71,016,461

Consumer Staples (6.1%)
268,440	CVS Health Corporation	25,928,619
56,750	Kimberly-Clark Corporation	7,287,835
119,487	Philip Morris International, Inc.	10,755,025

	Total	43,971,479

Energy (10.4%)
182,750	Cameron International Corporation[b]	11,999,365
257,209	Chevron Corporation	22,240,862
144,640	Columbia Pipeline Group, Inc.	2,683,072
169,400	Devon Energy Corporation	4,726,260
138,444	EOG Resources, Inc.	9,832,293
151,232	EQT Corporation	9,337,064
442,561	Marathon Oil Corporation	4,306,118
266,100	Southwestern Energy Company[a,b]	2,365,629
1,129,600	Weatherford International, Ltd.[b]	7,613,504

	Total	75,104,167

Financials (21.3%)
134,550	American International Group, Inc.	7,599,384
1,335,860	Bank of America Corporation	18,889,060
333,950	Blackstone Group, LP	8,772,867
129,350	Capital One Financial Corporation	8,487,947
271,400	Charles Schwab Corporation	6,928,842
73,967	Chubb, Ltd.	8,363,449
552,290	Citigroup, Inc.	23,516,508
219,800	Comerica, Inc.	7,539,140
37,450	Intercontinental Exchange, Inc.	9,879,310
363,910	Invesco, Ltd.	10,891,826
383,670	MetLife, Inc.	17,130,866
411,530	Morgan Stanley	10,650,396
253,400	Synchrony Financial[b]	7,201,628
321,200	Zions Bancorporation	7,284,816

	Total	153,136,039

Health Care (13.7%)
82,150	Amgen, Inc.	12,546,770
111,000	Express Scripts Holding Company[b]	7,977,570
222,383	Medtronic plc	16,883,317
522,660	Merck & Company, Inc.	26,483,182
70,950	Mylan NVb	3,738,356
432,350	Pfizer, Inc.	13,182,352
222,950	Roche Holding AG ADR	7,228,039
94,453	UnitedHealth Group, Inc.	10,877,207

	Total	98,916,793

Industrials (9.4%)
101,900	Boeing Company	12,241,247
464,600	CSX Corporation	10,695,092
130,976	Honeywell International, Inc.	13,516,723
169,150	Ingersoll-Rand plc	8,706,151
51,400	Norfolk Southern Corporation	3,623,700
44,600	Rockwell Automation, Inc.	4,262,422
154,450	United Parcel Service, Inc.	14,394,740

	Total	67,440,075

Information Technology (16.8%)
17,300	Alphabet, Inc.[b]	12,853,035
1,261,530	Cisco Systems, Inc.	30,011,799

Shares	Common Stock (97.1%)	Value

Information Technology (16.8%) - continued
392,300	EMC Corporation	$9,717,271
218,200	Intel Corporation	6,768,564
536,831	Microsoft Corporation	29,574,020
435,250	Oracle Corporation	15,803,927
304,700	Texas Instruments, Inc.	16,127,771

	Total	120,856,387

Materials (3.9%)
159,470	Albemarle Corporation	8,394,501
181,900	Dow Chemical Company	7,639,800
299,100	Mosaic Company	7,208,310
127,000	Nucor Corporation	4,961,890

	Total	28,204,501

Telecommunications Services (2.1%)
301,399	Verizon Communications, Inc.	15,060,908

	Total	15,060,908

Utilities (3.5%)
464,540	PG&E Corporation	25,507,891

	Total	25,507,891

	Total Common Stock (cost $614,247,477)	699,214,701

Shares	Collateral Held for Securities Loaned (0.9%)	Value

6,270,225	Thrivent Cash Management Trust	6,270,225

	Total Collateral Held for Securities Loaned (cost $6,270,225)	6,270,225

Shares or Principal Amount	Short-Term Investments (2.8%)[c]	Value

20,559,994	Thrivent Cash Management Trust 0.270%	20,559,994

	Total Short-Term Investments (at amortized cost)	20,559,994

	Total Investments (cost $641,077,696) 100.8%	$726,044,920

	Other Assets and Liabilities, Net (0.8%)	(5,689,080)

	Total Net Assets 100.0%	$720,355,840

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

LARGE CAP VALUE FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 29, 2016:

Securities Lending Transactions

Common Stock	$6,320,598

Total lending	$6,320,598
Gross amount payable upon return of collateral for securities loaned	$6,270,225

Net amounts due to counterparty	$(50,373)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$127,252,439
Gross unrealized depreciation	(42,285,215)

Net unrealized appreciation (depreciation)	$84,967,224

Cost for federal income tax purposes	$641,077,696

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,016,461	71,016,461	–	–
Consumer Staples	43,971,479	43,971,479	–	–
Energy	75,104,167	75,104,167	–	–
Financials	153,136,039	153,136,039	–	–
Health Care	98,916,793	98,916,793	–	–
Industrials	67,440,075	67,440,075	–	–
Information Technology	120,856,387	120,856,387	–	–
Materials	28,204,501	28,204,501	–	–
Telecommunications Services	15,060,908	15,060,908	–	–
Utilities	25,507,891	25,507,891	–	–
Collateral Held for Securities Loaned	6,270,225	6,270,225	–	–
Short-Term Investments	20,559,994	20,559,994	–	–

Total	$726,044,920	$726,044,920	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust- Collateral Investment	$1,205,820	$14,753,200	$9,688,795	6,270,225	$6,270,225	$9,650
Cash Management Trust- Short Term Investment	14,270,955	33,608,076	27,319,037	20,559,994	20,559,994	7,841
Total Value and Income Earned	$15,476,775				$26,830,219	$17,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

LARGE CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (84.1%)	Value

Consumer Discretionary (13.4%)
45,800	Aisan Industry Company, Ltd.	$436,582
12,800	Aisin Seiki Company, Ltd.	543,522
66,560	Amazon.com, Inc.[a]	39,070,720
47,670	AutoZone, Inc.[a]	36,581,481
6,700	Bayerische Motoren Werke AG	461,310
68,100	Berkeley Group Holdings plc	3,442,924
13,300	Brembo SPA	545,691
39,100	Bridgestone Corporation	1,424,490
67,000	Calsonic Kansei Corporation	588,495
49,100	Cineworld Group plc	354,314
452,940	Comcast Corporation	25,233,287
27,300	Compass Group plc	469,832
1,900	Continental AG	398,708
13,900	Daimler AG	973,187
316,900	Debenhams plc	355,813
61,900	Denso Corporation	2,669,623
186,600	EDION Corporation[b]	1,400,258
28,900	Electrolux AB	629,506
69,300	Eutelsat Communications	2,239,729
165,000	Gunze, Ltd.	464,133
93,400	Hakuhodo Dy Holdings, Inc.	995,342
4,700	Hugo Boss AG	374,319
184,400	Inchcape plc	1,896,066
29,000	Intertek Group plc	1,175,405
49,200	Isuzu Motors, Ltd.	498,541
215,820	Las Vegas Sands Corporation	9,733,482
10,800	LVMH Moet Hennessy Louis Vuitton SE	1,737,133
52,400	Marks and Spencer Group plc	318,170
86,900	NOK Corporation	1,806,654
4,600	Paddy Power plc	685,433
76,000	PanaHome Corporation	553,603
186,700	Persimmon plc	5,447,801
17,800	ProSiebenSat.1 Media AG	889,353
4,000	Renault SA	339,410
45,900	Sekisui House, Ltd.	722,510
44,000	SHOWA Corporation	387,626
68,400	Sports Direct International plc[a]	406,733
21,800	Stanley Electric Company, Ltd.	479,773
117,300	Star Entertainment Group, Ltd.	452,770
723,240	Starbucks Corporation	43,951,295
147,300	Sumitomo Forestry Company, Ltd.	1,870,228
85,400	Sumitomo Rubber Industries, Ltd.	1,083,879
15,100	Tamron Company, Ltd.	215,831
149,800	Tatts Group, Ltd.	445,613
56,200	Toyota Motor Corporation	3,384,901
158,200	UBM plc	1,183,468
11,645	Valora Holding AG	2,397,975
80,000	Wacoal Holdings Corporation	935,325
121,700	WH Smith plc	3,211,405
82,600	Wolters Kluwer NV	2,812,800
112,100	WPP plc	2,437,908
21,800	Yokohama Rubber Company, Ltd.	326,820

	Total	211,441,177

Consumer Staples (7.4%)
24,400	AarhusKarlshamn AB	1,588,312
65,400	Axfood AB	1,144,272
82,200	British American Tobacco plc	4,580,495
54,170	Britvic plc	559,258
18,900	Carrefour SA	537,906
127,500	Coca-Cola HBC AG	2,610,915
169,640	CVS Health Corporation	16,385,528
27,700	Henkel AG & Company KGaA	2,554,191
20,000	Imperial Tobacco Group plc	1,082,919
148,700	Japan Tobacco, Inc.	5,823,650

Shares	Common Stock (84.1%)	Value

Consumer Staples (7.4%) - continued
53,800	Jeronimo Martins SGPS SA	$750,308
56,700	Kao Corporation	3,042,826
202,200	Kimberly-Clark Corporation	25,966,524
377,400	Koninklijke Ahold NV	8,536,614
8,600	KOSE Corporation	799,368
79,000	Nestle SA	5,820,122
52,000	Nippon Meat Packers, Inc.	1,009,023
98,500	Nisshin OilliO Group, Ltd.	411,729
306,400	Philip Morris International, Inc.	27,579,064
30,100	Suedzucker AG	455,303
18,400	Sugi Holdings Company, Ltd.	954,034
87,800	Swedish Match AB	3,123,290
63,400	Woolworths, Ltd.	1,102,187

	Total	116,417,838

Energy (8.4%)
2,296,600	BP plc	12,402,216
408,098	Cameron International Corporation[a]	26,795,715
273,214	Chevron Corporation	23,624,814
550,720	Columbia Pipeline Group, Inc.	10,215,856
41,300	Eni SPA	599,348
209,412	EOG Resources, Inc.	14,872,440
121,197	EQT Corporation	7,482,703
84,700	OMV AG	2,180,194
19,600	Royal Dutch Shell plc	428,578
46,347	Royal Dutch Shell plc, Class B	1,009,811
27,424	Schlumberger, Ltd.	1,981,932
154,248	Statoil ASA	2,110,649
159,845	Suncor Energy, Inc. ADR	3,764,350
66,800	Total SA	2,967,303
3,382,239	Weatherford International, Ltd.[a]	22,796,291

	Total	133,232,200

Financials (16.7%)
619,000	Aberdeen Asset Management plc	2,181,900
24,700	AEON Financial Service Company, Ltd.	568,225
95,900	Allianz SE	15,520,033
262,100	Australia & New Zealand Banking Group, Ltd.	4,549,788
1,346,000	Banco Santander SA	5,768,155
434,900	Bank Hapoalim, Ltd.	2,020,049
434,967	Bank of America Corporation	6,150,433
172,296	Bank of Nova Scotia	7,058,368
113,049	Bank of Queensland, Ltd.	1,058,963
775,000	Bank of Yokohama, Ltd.	4,133,632
271,600	BinckBank NV	2,165,872
334,780	Blackstone Group, LP	8,794,671
41,100	BNP Paribas SA	1,946,971
10,500	Bolsas y Mercados Espanoles SAb	315,453
84,000	British Land Company plc	889,851
109,856	Capital Shopping Centres Group plc	470,111
328,000	CapitaMall Trust	460,833
103,000	Chiba Bank, Ltd.	637,139
166,600	Chubb, Ltd.	18,837,462
461,250	Citigroup, Inc.	19,640,025
114,200	CNP Assurances	1,527,132
128,600	Credit Agricole SA	1,283,302
41,500	Daiwa House Industry Company, Ltd.	1,171,675
7,100	Derwent London plc	329,304
520,400	DEXUS Property Group	2,744,750
247,633	Direct Line Insurance Group plc	1,330,167
49,200	Erste Group Bank AGa	1,421,214
252,900	FlexiGroup, Ltd.	509,318
302,000	Frasers Centrepoint Trust	403,488
763,000	Fukuoka Financial Group, Inc.	3,238,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

LARGE CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (84.1%)	Value

Financials (16.7%) - continued
31,639	H&R Real Estate Investment Trust	$425,723
41,796	Hamborner REIT AG	403,150
62,500	Hammerson plc	522,134
94,800	Hang Seng Bank, Ltd.	1,576,297
45,000	Hannover Rueckversicherung SE	4,736,117
193,600	Henderson Group plc	770,284
66,800	Henderson Land Development Company, Ltd.	363,864
181,000	Hokuhoku Financial Group, Inc.	335,737
92,300	Hufvudstaden AB	1,271,898
748,000	Hysan Development Company, Ltd.	2,898,268
140,200	ING Groep NV	1,597,191
79,410	Intercontinental Exchange, Inc.	20,948,358
475,170	Invesco, Ltd.	14,221,838
484,400	Investec plc	3,081,818
641,534	J.P. Morgan Chase & Company	38,171,273
64,700	Japan Post Bank Company, Ltd.[a]	786,672
520,000	Link REIT	2,983,232
7,300	Macquarie Group, Ltd.	376,545
668,000	Mitsubishi UFJ Financial Group, Inc.	3,425,436
8,500	Muenchener Rueckversicherungs- Gesellschaft AG	1,637,699
1,631,000	New World Development Company, Ltd.	1,335,167
491,200	Nordea Bank AB	4,946,238
120,000	Ogaki Kyoritsu Bank, Ltd.	420,497
130,700	Old Mutual plc	318,866
66,500	Poste Italiane SPA[a,c]	491,667
127,500	Poundland Group plc	258,933
28,359	Power Corporation of Canada	601,432
88,000	Resona Holdings, Inc.	404,691
9,700	Sampo Oyj	469,713
65,300	Schroders plc	2,551,368
13,800	Sompo Japan Nipponkoa Holdings, Inc.	409,263
1,723,866	Stockland	5,057,954
514,000	Sumitomo Mitsui Trust Holdings, Inc.	1,643,463
107,100	Swiss Re AG	9,969,541
257,760	Synchrony Financial[a]	7,325,539
13,900	Talanx AG	401,623
10,800	Tokio Marine Holdings, Inc.	386,420
192,600	UBS Group AG	3,182,748
294,040	United Overseas Bank, Ltd.	3,738,068
51,900	Wallenstam AB	369,709
563,800	Wing Tai Holdings, Ltd.[b]	609,019

	Total	262,551,888

Health Care (10.1%)
5,700	Actelion, Ltd.	751,144
56,839	Allergan plc[a]	16,166,717
51,850	Amgen, Inc.	7,919,051
49,900	Astellas Pharmaceutical, Inc.	690,944
3,200	Bayer AG	360,146
234,610	Cerner Corporation[a]	13,609,726
10,700	CSL, Ltd.	797,032
70,000	Essilor International SA	8,684,282
4,800	Fresenius Medical Care AG & Company KGaA	426,289
4,300	Gerresheimer AG	305,512
123,260	Gilead Sciences, Inc.	10,230,580
305,700	GlaxoSmithKline plc	6,297,599
73,800	Hikma Pharmaceuticals plc	2,130,156
36,504	ICON plc[a]	2,411,819
9,900	Lonza Group AG	1,516,673
684,950	Merck & Company, Inc.	34,706,417
69,200	Novartis AG	5,361,163

Shares	Common Stock (84.1%)	Value

Health Care (10.1%) - continued
77,200	Novo Nordisk AS	$4,313,041
717,260	Pfizer, Inc.	21,869,257
107,900	Sanofi	8,972,991
133,736	Vertex Pharmaceuticals, Inc.[a]	12,136,542

	Total	159,657,081

Industrials (7.5%)
29,700	Adecco SA	1,823,288
39,400	Aida Engineering, Ltd.	359,024
501,699	Air New Zealand, Ltd.	962,487
27,200	Airbus Group NV	1,710,764
48,000	Amada Holdings Company, Ltd.	453,345
13,900	Andritz AG	646,324
228,000	Asahi Glass Company, Ltd.	1,390,175
16,000	Atlas Copco Aktiebolag	342,508
298,600	BAE Systems plc	2,208,413
234,960	Boeing Company	28,225,745
121,000	Central Glass Company, Ltd.	649,526
20,000	Central Japan Railway Company	3,712,273
28,300	Compagnie de Saint-Gobain	1,166,358
16,200	Croda International plc	661,606
58,000	Dai Nippon Printing Company, Ltd.	542,636
62,405	Dart Group plc	492,180
483,850	Delta Air Lines, Inc.	21,429,716
40,100	Deutsche Post AG	971,891
6,100	East Japan Railway Company	560,699
66,800	Ferrovial SA	1,463,770
1,500	Flughafen Zuerich AG	1,105,982
42,576	Galliford Try plc	904,891
700	Georg Fischer AG	462,603
67,000	Hankyu Hanshin Holdings, Inc.	417,983
9,100	Hochtief AG	835,807
6,300	Hoshizaki Electric Company, Ltd.	440,567
28,000	Inaba Denki Sangyo Company, Ltd.	873,298
80,800	Intrum Justitia AB	2,677,425
385,300	ITOCHU Corporation	4,528,404
19,564	Jardine Matheson Holdings, Ltd.	1,027,791
6,800	Jungheinrich AG	542,649
35,000	Keisei Electric Railway Company, Ltd.	465,295
131,300	KITZ Corporation	587,599
97,000	KONE Oyj[b]	4,263,529
29,100	Koninklijke Boskalis Westminster NV	1,146,338
51,600	MIRAIT Holdings Corporation	401,967
60,000	Mitsuboshi Belting, Ltd.	443,414
62,400	Nikkon Holdings Company, Ltd.	1,126,677
100,000	Nippon Express Company, Ltd.	468,426
100,500	Nitto Kogyo Corporation	1,664,277
254,610	Norfolk Southern Corporation	17,950,005
56,700	Obayashi Corporation	511,516
6,700	Randstad Holding NV	365,006
5,688	Rieter Holding AG	1,054,354
19,291	Saft Groupe SA	504,242
2,700	Schindler Holding AG	413,773
204,300	SIG plc	392,144
9,600	Thales SA	730,698
91,000	Toppan Printing Company, Ltd.	791,872
14,000	Travis Perkins plc	366,313
8,000	Vestas Wind Systems AS	523,475
18,700	Yuasa Trading Company, Ltd.	421,019

	Total	118,182,067

Information Technology (13.8%)
45,352	Alphabet, Inc., Class Aa	34,528,745
45,478	Alphabet, Inc., Class Ca	33,787,880
13,000	AMS AG	358,985
582,696	Apple, Inc.	56,719,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

LARGE CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Common Stock (84.1%)	Value

Information Technology (13.8%) - continued
6,760	AtoS	$534,399
53,100	Canon, Inc.	1,483,743
76,340	Check Point Software Technologies, Ltd.[a]	6,016,355
362,700	Cisco Systems, Inc.	8,628,633
43,409	Dialog Semiconductor plc[a]	1,328,013
888,840	EMC Corporation	22,016,567
162,570	Facebook, Inc.[a]	18,241,980
191,400	FUJIFILM Holdings NPV	7,395,283
45,000	Hitachi Kokusai Electric, Inc.	541,822
30,100	Hoya Corporation	1,161,929
27,900	IBIDEN Company, Ltd.[b]	393,015
33,500	IT Holdings Corporation	739,242
27,500	ITOCHU Techno-Solutions Corporation	446,554
14,200	Kyocera Corporation	592,131
73,400	NEC Networks & System Integration Corporation	1,214,612
28,200	NS Solutions Corporation	639,343
242,520	Salesforce.com, Inc.[a]	16,505,911
27,500	SAP SE	2,191,325
118,800	Shinko Electric Industries Company, Ltd.	727,236
6,700	TDK Corporation	368,027
2,100	U-Blox AGa	423,588

	Total	216,984,947

Materials (3.0%)
162,900	Albemarle Corporation	8,575,056
6,200	Aurubis AG	252,775
156,100	BHP Billiton plc	1,515,760
427,100	BHP Billiton, Ltd.	4,690,388
122,100	BillerudKorsnas AB	1,945,657
137,100	Boral, Ltd.	550,140
34,700	Buzzi Unicem SPA	525,843
205,600	Daicel Corporation	3,024,598
282,530	Dow Chemical Company	11,866,260
12,300	Evonik Industries AG	379,726
1,000	Givaudan SA	1,872,684
42,000	Hexpol AB	372,699
20,200	Holmen AB	578,940
26,400	JFE Holdings, Inc.	357,879
7,400	LafargeHolcim, Ltd.	311,458
2,300	Linde AG	312,971
65,800	Mitsubishi Chemical Holdings Corporation	366,983
58,900	Nippon Steel & Sumitomo Metal Corporation	1,055,741
40,800	Novozymes AS	1,702,960
72,000	Oji Holdings Corporation	290,778
28,700	Rio Tinto plc	703,778
12,400	Rio Tinto, Ltd.	350,173
73,000	Sumitomo Seika Chemicals Company, Ltd.	422,878
82,000	Tosoh Corporation	396,816
86,000	UPM-Kymmene Oyj	1,401,519
89,471	Yara International ASA	3,391,823

	Total	47,216,283

Telecommunications Services (1.2%)
111,300	Elisa Oyj	4,031,172
100,300	Freenet AG	3,119,103
1,479,571	KCOM Group plc	2,445,572
27,700	NTT DOCOMO, Inc.	614,337
253,600	Orange SA	4,502,810
48,800	Proximus SA	1,686,874

Shares	Common Stock (84.1%)	Value

Telecommunications Services (1.2%) - continued
94,400	TeliaSonera AB	$445,850
419,600	Telstra Corporation, Ltd.	1,690,714

	Total	18,536,432

Utilities (2.6%)
939,400	A2A SPA	1,126,423
109,500	CLP Holdings, Ltd.	919,813
814,100	Electricidade de Portugal SA	2,842,875
565,710	PG&E Corporation	31,063,136
427,800	Redes Energeticas Nacionais SGPS SA	1,285,943
14,100	Severn Trent plc	442,475
73,000	Toho Gas Company, Ltd.	480,105
202,400	United Utilities Group plc	2,769,179

	Total	40,929,949

	Total Common Stock (cost $1,078,260,540)	1,325,149,862

Shares	Registered Investment Companies (0.5%)	Value

Equity Funds/ETFs (0.5%)
152,783	iShares MSCI EAFE Index Fund	8,476,401

	Total	8,476,401

	Total Registered Investment Companies (cost $8,584,002)	8,476,401

Shares	Collateral Held for Securities Loaned (0.4%)	Value

6,111,030	Thrivent Cash Management Trust	6,111,030

	Total Collateral Held for Securities Loaned (cost $6,111,030)	6,111,030

Shares or Principal Amount	Short-Term Investments (15.3%)[d]	Value

	Federal Home Loan Bank Discount Notes
15,000,000	0.310%, 2/16/2016[e]	14,997,804
8,500,000	0.305%, 3/9/2016	8,497,191
14,550,000	0.368%, 4/8/2016	14,539,729
9,500,000	0.365%, 4/11/2016	9,493,065
	Federal Home Loan Mortgage Corporation Discount Notes
6,700,000	0.245%, 2/11/2016[e]	6,699,453
12,000,000	0.200%, 2/17/2016[e]	11,998,800
300,000	0.300%, 4/4/2016[e]	299,838
	Federal National Mortgage Association Discount Notes
2,300,000	0.200%, 2/2/2016[e]	2,299,962
171,525,963	Thrivent Cash Management Trust 0.270%	171,525,963

	Total Short-Term Investments (at amortized cost)	240,351,805

	Total Investments (cost $1,333,307,377) 100.3%	$1,580,089,098

	Other Assets and Liabilities, Net (0.3%)	(4,477,762)

	Total Net Assets 100.0%	$1,575,611,336

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

LARGE CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers.
As of January 29, 2016, the value of these investments was $491,667 or 0.0% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of January 29, 2016:

Securities Lending Transactions

Common Stock	$5,940,156

Total lending	$5,940,156
Gross amount payable upon return of collateral for securities loaned	$6,111,030

Net amounts due to counterparty	$170,874

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$303,801,116
Gross unrealized depreciation	(57,019,395)

Net unrealized appreciation (depreciation)	$246,781,721

Cost for federal income tax purposes	$1,333,307,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

LARGE CAP STOCK FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	211,441,177	154,570,265	56,870,912	–
Consumer Staples	116,417,838	69,931,116	46,486,722	–
Energy	133,232,200	111,534,101	21,698,099	–
Financials	262,551,888	134,089,599	128,462,289	–
Health Care	159,657,081	119,050,109	40,606,972	–
Industrials	118,182,067	67,605,466	50,576,601	–
Information Technology	216,984,947	196,445,700	20,539,247	–
Materials	47,216,283	20,441,316	26,774,967	–
Telecommunications Services	18,536,432	–	18,536,432	–
Utilities	40,929,949	31,063,136	9,866,813	–
Registered Investment Companies Equity Funds/ETFs	8,476,401	8,476,401	–	–
Collateral Held for Securities Loaned	6,111,030	6,111,030	–	–
Short-Term Investments	240,351,805	171,525,963	68,825,842	–
Total	$1,580,089,098	$1,090,844,202	$489,244,896	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	1,325,435	1,325,435	–	–

Total Asset Derivatives	$1,325,435	$1,325,435	$–	$–

Liability Derivatives Futures Contracts	10,210,538	10,210,538	–	–

Total Liability Derivatives	$10,210,538	$10,210,538	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $21,398,037 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	4,046	March 2016	$140,047,928	$133,900,943	($6,146,985)
ICE mini MSCI EAFE Index	1,275	March 2016	106,165,553	102,102,000	(4,063,553)
S&P 500 Mini-Futures	(256)	March 2016	(26,030,715)	(24,705,280)	1,325,435
Total Futures Contracts					($8,885,103)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust- Collateral Investment	$12,071,792	$27,741,780	$33,702,542	6,111,030	$6,111,030	$18,358
Cash Management Trust- Short Term Investment	257,091,734	185,921,100	271,486,871	171,525,963	171,525,963	89,167
Total Value and Income Earned	$269,163,526				$177,636,993	$107,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$2,790,725	4.250%, 6/30/2019	$1,927,693

	Total	1,927,693

Communications Services (1.8%)
	Birch Communication Inc., Term Loan
3,555,313	7.750%, 7/17/2020	3,199,781
	Cengage Learning Acquisitions, Term Loan
4,405,883	7.000%, 3/31/2020	4,287,497
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,385,625
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,956,102	4.750%, 3/22/2019	1,914,535

	Total	11,787,438

Consumer Cyclical (1.0%)
	Amaya BV, Term Loan
605,063	8.000%, 8/1/2022	596,894
	Mohegan Tribal Gaming Authority, Term Loan
2,181,018	5.500%, 6/15/2018	2,110,921
	Scientific Games International, Inc., Term Loan
4,405,500	6.000%, 10/1/2021	3,911,247

	Total	6,619,062

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
2,947,818	5.500%, 3/21/2019	2,916,689

	Total	2,916,689

Technology (0.9%)
	First Data Corporation, Term Loan
5,549,215	3.927%, 3/23/2018	5,471,748

	Total	5,471,748

	Total Bank Loans (cost $30,538,732)	28,722,630

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,533,005	5.746%, 5/25/2036[b]	1,024,596
1,594,732	6.011%, 5/25/2036[b]	1,081,830

	Total	2,106,426

Basic Materials (3.0%)
	ArcelorMittal SA
1,935,000	6.500%, 3/1/2021[c]	1,572,187
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[d]	896,988
1,901,000	7.000%, 2/15/2021[d]	860,203
	Graphic Packaging International, Inc.
710,000	4.750%, 4/15/2021	717,100
470,000	4.875%, 11/15/2022	470,000
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[c,d]	2,751,556
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,e	138,150

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Basic Materials (3.0%) - continued
	Novelis, Inc.
$3,550,000	8.750%, 12/15/2020	$3,226,595
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023[c]	2,134,400
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	1,434,500
	Sappi Papier Holding GmbH
2,715,000	6.625%, 4/15/2021[d]	2,755,725
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[d]	763,600
	Tembec Industries, Inc.
2,340,000	9.000%, 12/15/2019[d]	1,480,050

	Total	19,201,054

Capital Goods (9.2%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[d,f]	460,625
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019[d,f]	456,000
	AECOM
2,340,000	5.750%, 10/15/2022	2,366,325
935,000	5.875%, 10/15/2024	931,494
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	2,968,875
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,489,250
	Bombardier, Inc.
1,870,000	7.500%, 3/15/2025[d]	1,285,625
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[d]	3,784,200
	Case New Holland, Inc.
1,260,000	7.875%, 12/1/2017	1,348,830
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2017[d]	2,327,359
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[c,d]	2,097,500
	CNH Capital, LLC
1,440,000	3.625%, 4/15/2018[c]	1,396,800
	CNH Industrial Capital, LLC
1,650,000	4.375%, 11/6/2020[c]	1,567,500
	GCP Applied Technologies, Inc.
1,310,000	9.500%, 2/1/2023[d]	1,385,325
	Huntington Ingalls Industries, Inc.
820,000	5.000%, 12/15/2021[d]	846,650
2,350,000	5.000%, 11/15/2025[d]	2,420,500
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[d]	2,088,600
	Moog, Inc.
1,525,000	5.250%, 12/1/2022[d]	1,540,250
	Nortek, Inc.
3,360,000	8.500%, 4/15/2021	3,469,200
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[c,d]	2,629,750
	Reynolds Group Issuer, Inc.
1,900,000	5.750%, 10/15/2020	1,902,375
2,370,000	8.250%, 2/15/2021	2,210,025
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[d]	2,768,500
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,596,187
	United Rentals North America, Inc.
1,375,000	6.125%, 6/15/2023[c]	1,323,437
2,340,000	5.500%, 7/15/2025	2,088,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Capital Goods (9.2%) - continued
	UR Financing Escrow Corporation
$3,750,000	7.625%, 4/15/2022	$3,857,813

	Total	58,607,445

Communications Services (15.5%)
	Activision Blizzard, Inc.
2,810,000	6.125%, 9/15/2023[d]	3,006,700
	Altice Financing SA
920,000	6.500%, 1/15/2022[d]	915,400
710,000	6.625%, 2/15/2023[d]	697,575
	Altice Finco SA
950,000	9.875%, 12/15/2020[d]	1,016,500
460,000	8.125%, 1/15/2024[d]	441,600
200,000	7.625%, 2/15/2025[d]	184,000
	AMC Networks, Inc.
920,000	7.750%, 7/15/2021	975,200
3,340,000	4.750%, 12/15/2022	3,323,300
	CCO Holdings, LLC
700,000	7.375%, 6/1/2020	728,000
1,835,000	5.250%, 3/15/2021	1,899,225
1,835,000	5.250%, 9/30/2022	1,857,938
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[d]	2,734,518
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	2,783,381
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[d]	4,446,088
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,292,130
2,780,000	6.000%, 4/15/2021*	2,422,075
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020*	3,957,406
	Frontier Communications Corporation
1,020,000	10.500%, 9/15/2022[d]	991,950
6,070,000	11.000%, 9/15/2025[d]	5,849,963
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,361,562
	Hughes Satellite Systems Corporation
3,960,000	6.500%, 6/15/2019	4,336,200
	Lamar Media Corporation
715,000	5.750%, 2/1/2026[d]	736,450
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,045,000
	Level 3 Financing, Inc.
1,380,000	6.125%, 1/15/2021	1,445,550
	McGraw-Hill Global Education Holdings, LLC
3,895,000	9.750%, 4/1/2021	4,138,437
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[d]	3,241,387
	Numericable-SFR
3,910,000	6.000%, 5/15/2022[d]	3,851,350
2,290,000	6.250%, 5/15/2024[d]	2,232,750
	Sprint Communications, Inc.
9,975,000	9.000%, 11/15/2018[d]	10,174,500
2,530,000	7.000%, 3/1/2020[d]	2,428,800
	Sprint Corporation
6,785,000	7.625%, 2/15/2025	4,635,003
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,306,300

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Communications Services (15.5%) - continued
	Unitymedia Hessen GmbH & Company KG
$4,650,000	5.500%, 1/15/2023[d]	$4,861,947
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[d]	2,794,390
2,590,000	5.125%, 2/15/2025[d]	2,454,025
	UPCB Finance V, Ltd.
1,260,000	7.250%, 11/15/2021[d]	1,335,600
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[d]	1,019,700
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[d]	1,082,650

	Total	99,004,550

Consumer Cyclical (13.8%)
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022	2,355,838
	Beazer Homes USA, Inc.
2,290,000	5.750%, 6/15/2019[c]	2,015,200
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[d]	2,144,850
1,760,000	6.125%, 7/1/2022[d]	1,544,400
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,192,430
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,125,550
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,131,413
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,885,275
	CVS Health Corporation
1,410,000	4.750%, 12/1/2022[d]	1,539,617
2,244,000	5.000%, 12/1/2024[d]	2,473,000
	Eldorado Resorts, Inc.
2,340,000	7.000%, 8/1/2023[d]	2,304,900
	Family Tree Escrow, LLC
1,410,000	5.250%, 3/1/2020[d]	1,480,500
1,880,000	5.750%, 3/1/2023[d]	1,981,050
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[d]	2,125,825
585,000	4.250%, 11/15/2019[d]	587,925
950,000	5.625%, 2/1/2023[c,d]	935,750
	KB Home
930,000	7.250%, 6/15/2018	975,337
1,750,000	8.000%, 3/15/2020	1,789,375
1,420,000	7.500%, 9/15/2022	1,344,740
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,590,875
1,640,000	5.625%, 2/15/2022	1,762,590
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,363,400
	Lennar Corporation
940,000	4.500%, 11/15/2019	965,850
2,810,000	4.750%, 5/30/2025	2,683,550
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[d]	3,521,375
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,294,037
	Masonite International Corporation
1,800,000	5.625%, 3/15/2023[d]	1,845,000
	New Cotai, LLC
3,635,947	10.625%, 5/1/2019*,c	2,545,163
	RHP Hotel Properties, LP
840,000	5.000%, 4/15/2023	836,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Consumer Cyclical (13.8%) - continued
	Rite Aid Corporation
$2,835,000	6.750%, 6/15/2021	$2,998,013
2,840,000	6.125%, 4/1/2023[d]	2,996,200
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021[c]	978,500
	Seminole Indian Tribe of Florida
2,885,000	7.804%, 10/1/2020*	2,913,850
	Six Flags Entertainment Corporation
3,750,000	5.250%, 1/15/2021[d]	3,818,625
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[c,d]	2,224,087
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,267,750
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,293,200
	Tunica-Biloxi Gaming Authority
4,180,000	9.000%, 11/15/2015*,e	2,090,000
	West Corporation
3,210,000	5.375%, 7/15/2022[d]	2,704,425
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[d]	1,807,031
1,875,000	4.750%, 4/29/2025[d]	1,757,813

	Total	88,191,159

Consumer Non-Cyclical (12.7%)
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,291,750
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024[d,g]	4,171,650
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,798,450
	Endo Finance, LLC
2,350,000	5.875%, 1/15/2023[d]	2,332,375
1,410,000	6.000%, 7/15/2023[d]	1,417,050
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[d]	3,496,800
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[d]	3,148,913
	Grifols Worldwide Operations, Ltd.
3,855,000	5.250%, 4/1/2022	3,913,211
	HCA, Inc.
550,000	3.750%, 3/15/2019	554,125
2,355,000	6.500%, 2/15/2020	2,596,387
4,190,000	5.875%, 3/15/2022	4,493,775
1,640,000	4.750%, 5/1/2023	1,644,100
3,295,000	5.375%, 2/1/2025	3,332,069
3,140,000	5.875%, 2/15/2026	3,202,800
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[d]	2,200,000
4,795,000	5.750%, 6/15/2025[c,d]	3,668,175
	MPH Acquisition Holdings, LLC
4,105,000	6.625%, 4/1/2022[d]	4,110,131
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,134,000
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,036,150
1,820,000	6.625%, 11/15/2022	1,938,300
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025[d]	1,927,000
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,225,000
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,908,125

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Consumer Non-Cyclical (12.7%) - continued
$1,775,000	8.125%, 4/1/2022	$1,779,437
	TreeHouse Foods, Inc.
3,635,000	4.875%, 3/15/2022[c]	3,625,912
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[d]	2,340,000
2,355,000	5.500%, 3/1/2023[d]	2,078,288
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[d]	2,807,006
	VRX Escrow Corporation
3,000,000	6.125%, 4/15/2025[d]	2,696,250

	Total	80,867,229

Energy (7.7%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,192,138
2,360,000	5.625%, 6/1/2023[d]	1,958,800
	California Resources Corporation
2,306,000	8.000%, 12/15/2022[d]	916,635
861,000	6.000%, 11/15/2024[c]	163,590
	Chaparral Energy, Inc.
2,835,000	7.625%, 11/15/2022	538,650
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	3,983,100
	Continental Resources, Inc.
2,390,000	5.000%, 9/15/2022	1,678,975
2,390,000	4.500%, 4/15/2023	1,640,212
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	1,244,162
2,365,000	6.250%, 4/1/2023[d]	1,436,738
	EP Energy, LLC
3,285,000	6.375%, 6/15/2023[c]	1,149,750
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	2,771,400
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,131,000
1,410,000	5.000%, 3/1/2021	796,650
	Laredo Petroleum, Inc.
1,435,000	5.625%, 1/15/2022[c]	1,018,850
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[d]	536,287
2,840,000	6.375%, 1/30/2023[d]	1,453,796
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023[e]	725,725
	Pacific Drilling V, Ltd.
4,320,000	7.250%, 12/1/2017[d]	1,512,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	1,518,000
940,000	6.500%, 12/15/2021	611,000
1,150,000	5.250%, 11/15/2024	665,562
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[c]	2,979,600
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022	2,950,462
940,000	7.250%, 5/1/2023[d]	721,450
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,154,825
1,915,000	5.625%, 3/1/2025	1,646,900
	Sunoco, LP
2,335,000	5.500%, 8/1/2020[d]	2,189,063
1,170,000	6.375%, 4/1/2023[d]	1,079,325
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019[d]	1,950,375
1,870,000	6.250%, 10/15/2022[d]	1,701,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Energy (7.7%) - continued
	WPX Energy, Inc.
$1,910,000	7.500%, 8/1/2020	$1,199,671
2,330,000	8.250%, 8/1/2023[c]	1,491,200

	Total	48,707,591

Financials (9.2%)
	AerCap Ireland Capital, Ltd.
1,405,000	4.625%, 10/30/2020	1,383,925
2,810,000	5.000%, 10/1/2021	2,810,000
	Ally Financial, Inc.
1,290,000	3.250%, 2/13/2018	1,266,619
5,630,000	4.125%, 3/30/2020	5,545,550
2,120,000	4.125%, 2/13/2022	2,067,000
	Argos Merger Sub, Inc.
3,295,000	7.125%, 3/15/2023[c,d]	3,319,712
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[d,h]	603,125
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[h]	1,415,000
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,179,360
	Corrections Corporation of America
3,215,000	4.625%, 5/1/2023	3,166,775
	Credit Agricole SA
935,000	6.625%, 9/29/2049[c,d,h]	879,755
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,511,900
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[d]	3,086,400
	HSBC Holdings plc
935,000	6.375%, 12/29/2049[h]	897,600
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,220,000
6,965,000	6.000%, 8/1/2020	6,537,697
	ILFC E-Capital Trust II
1,605,000	4.740%, 12/21/2065[d,i]	1,444,500
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,498,000
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	1,962,250
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[d,h]	1,025,800
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,067,780
2,640,000	5.500%, 5/1/2024	2,600,400
	Quicken Loans, Inc.
3,745,000	5.750%, 5/1/2025[d]	3,515,619
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	718,875
	Royal Bank of Scotland Group plc
1,635,000	7.500%, 12/29/2049[h]	1,663,612

	Total	58,387,254

Technology (6.4%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[d]	5,798,700
	Amkor Technology, Inc.
2,670,000	6.625%, 6/1/2021	2,569,875
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,239,500

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Technology (6.4%) - continued
	CommScope Technologies Finance, LLC
$4,225,000	6.000%, 6/15/2025[d]	$4,108,812
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[d]	5,146,725
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,892,413
970,000	5.875%, 1/15/2026	1,003,950
	First Data Corporation
3,000,000	5.375%, 8/15/2023[d]	3,060,000
1,690,000	7.000%, 12/1/2023[d]	1,702,675
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[d]	3,352,737
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[d]	2,125,825
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[d]	4,047,400
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023[d]	1,459,350

	Total	40,507,962

Transportation (4.0%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[c,d]	2,472,800
	American Airlines Pass Through Trust
3,152,006	5.600%, 7/15/2020[d]	3,191,406
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[d]	2,927,640
3,150,000	5.500%, 4/1/2023[c]	2,992,500
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,504,800
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,290,300
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,555,500
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[c]	609,000
1,605,000	8.125%, 11/15/2021[d]	1,275,975
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[d]	824,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	1,821,675
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021[e]	557,600
	United Airlines Pass Through Trust
1,309,879	5.375%, 8/15/2021	1,329,527
	XPO Logistics, Inc.
2,110,000	7.875%, 9/1/2019[d]	2,104,725
1,400,000	6.500%, 6/15/2022[d]	1,253,000

	Total	25,710,448

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
4,000,000	0.375%, 5/31/2016[j]	3,998,868

	Total	3,998,868

Utilities (4.5%)
	Access Midstream Partners, LP
2,335,000	4.875%, 5/15/2023	1,774,262
	AES Corporation
2,350,000	4.875%, 5/15/2023	2,079,750
	Calpine Corporation
3,280,000	5.375%, 1/15/2023	2,984,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.9%)	Value

Utilities (4.5%) - continued
	Chesapeake Midstream Partners, LP
$810,000	6.125%, 7/15/2022	$660,457
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,428,500
1,650,000	6.375%, 10/1/2022	1,555,125
	Dynegy, Inc.
2,420,000	7.625%, 11/1/2024[c]	2,129,600
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[d,h]	2,240,625
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	2,666,050
	Holly Energy Partners, LP
2,400,000	6.500%, 3/1/2020	2,280,000
	MPLX LP
3,165,000	4.875%, 12/1/2024[d]	2,470,216
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	3,318,000
	Targa Resources Partners, LP
3,035,000	5.250%, 5/1/2023	2,352,125

	Total	28,939,510

	Total Long-Term Fixed Income (cost $619,228,531)	554,229,496

Shares	Preferred Stock (1.3%)	Value

Consumer Staples (0.2%)
36,650	CHS, Inc., 7.100%[h]	977,089

	Total	977,089

Financials (1.1%)
52,669	Citigroup, Inc., 6.875%[h]	1,446,818
48,000	Discover Financial Services, 6.500%[h]	1,245,600
74,979	Goldman Sachs Group, Inc., 5.500%[h]	1,872,226
16,984	Morgan Stanley, 6.875%[h]	476,231
17,280	PNC Financial Services Group, Inc., 6.125%[h]	481,766
1,440	Wells Fargo & Company, Convertible, 7.500%[h]	1,687,680

	Total	7,210,321

	Total Preferred Stock (cost $8,214,056)	8,187,410

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	4

	Total	4

Financials (<0.1%)
10	New Cotai, LLC*,k,l	33,473

	Total	33,473

	Total Common Stock (cost $2,553,750)	33,477

Shares	Collateral Held for Securities Loaned (7.2%)	Value

45,492,642	Thrivent Cash Management Trust	45,492,642

	Total Collateral Held for Securities Loaned (cost $45,492,642)	45,492,642

Shares or Principal Amount	Short-Term Investments (5.8%)[m]	Value

37,035,125	Thrivent Cash Management Trust 0.270%	$37,035,125

	Total Short-Term Investments (at amortized cost)	37,035,125

	Total Investments (cost $743,062,836) 105.7%	$673,700,780

	Other Assets and Liabilities, Net (5.7%)	(36,213,831)

	Total Net Assets 100.0%	$637,486,949

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
c	All or a portion of the security is on loan.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $243,176,551 or 38.1% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	In bankruptcy. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
j	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of January 29, 2016 was $18,909,997 or 3.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Digicel, Ltd., 2/15/2020	2/7/2012	$1,470,000
Digicel, Ltd., 4/15/2021	3/19/2013	2,780,000
Eileme 2 AB, 1/31/2020	1/19/2012	3,668,940
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC, 5/1/2019	4/12/2013	3,617,326
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,736,951
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,182,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$43,836,056

Total lending	$43,836,056
Gross amount payable upon return of collateral for securities loaned	$45,492,642

Net amounts due to counterparty	$1,656,586

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,709,723
Gross unrealized depreciation	(75,071,779)

Net unrealized appreciation (depreciation)	($69,362,056)

Cost for federal income tax purposes	$743,062,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,927,693	–	1,927,693	–
Communications Services	11,787,438	–	8,587,657	3,199,781
Consumer Cyclical	6,619,062	–	6,619,062	–
Consumer Non-Cyclical	2,916,689	–	2,916,689	–
Technology	5,471,748	–	5,471,748	–
Long-Term Fixed Income
Asset-Backed Securities	2,106,426	–	2,106,426	–
Basic Materials	19,201,054	–	19,201,054	–
Capital Goods	58,607,445	–	58,607,445	–
Communications Services	99,004,550	–	99,004,550	–
Consumer Cyclical	88,191,159	–	88,191,159	–
Consumer Non-Cyclical	80,867,229	–	80,867,229	–
Energy	48,707,591	–	48,707,591	–
Financials	58,387,254	–	58,387,254	–
Technology	40,507,962	–	40,507,962	–
Transportation	25,710,448	–	25,710,448	–
U.S. Government and Agencies	3,998,868	–	3,998,868	–
Utilities	28,939,510	–	28,939,510	–
Preferred Stock
Consumer Staples	977,089	977,089	–	–
Financials	7,210,321	7,210,321	–	–
Common Stock
Consumer Discretionary	4	–	–	4
Financials	33,473	–	–	33,473
Collateral Held for Securities Loaned	45,492,642	45,492,642	–	–
Short-Term Investments	37,035,125	37,035,125	–	–
Total	$673,700,780	$90,715,177	$579,752,345	$3,233,258

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	112,899	–	112,899	–
Total Asset Derivatives	$112,899	$–	$112,899	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents High Yield Fund’s swaps contracts held as of January 29, 2016. Investments totaling $999,717 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 25, 5 Year, at 5.00%; CS First Boston Corporation	Sell	12/20/2020	($13,000,000)	$112,899	$112,899
Total Credit Default Swaps				$112,899	$112,899

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

HIGH YIELD FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$54,627,809	$37,202,635	$46,337,802	45,492,642	$45,492,642	$45,408
Cash Management Trust-Short Term Investment	26,658,341	64,247,958	53,871,174	37,035,125	37,035,125	13,092
Total Value and Income Earned	$81,286,150				$82,527,767	$58,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,306,429	4.250%, 6/30/2019	$902,415
	Ineos US Finance, LLC, Term Loan
858,388	3.750%, 12/15/2020	817,615

	Total	1,720,030

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	812,832

	Total	812,832

Communications Services (1.5%)
	CSC Holdings, LLC, Term Loan
475,000	5.000%, 10/9/2022	473,665
	Hargray Communications Group, Inc., Term Loan
887,890	5.250%, 6/26/2019	883,175
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,005,778
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	897,750
	LTS Buyer, LLC, Term Loan
935,204	4.000%, 4/13/2020	915,621
	McGraw-Hill Global Education Holdings, LLC, Term Loan
943,141	4.750%, 3/22/2019	923,099
	NEP/NCP Holdco, Inc., Term Loan
875,441	4.250%, 1/22/2020	830,575
	Numericable US, LLC, Term Loan
950,000	4.750%, 2/10/2023	910,642
	TNS, Inc., Term Loan
516,046	5.000%, 2/14/2020	506,210
	Univision Communications, Inc., Term Loan
909,583	4.000%, 3/1/2020	886,353
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.500%, 6/30/2023	593,251
	WideOpenWest Finance, LLC, Term Loan
875,385	4.500%, 4/1/2019	851,312
	Yankee Cable Acquisition, LLC, Term Loan
822,473	4.250%, 3/1/2020	808,852
	Zayo Group, LLC, Term Loan
873,065	3.750%, 5/6/2021	859,428

	Total	11,345,711

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
935,300	5.000%, 8/1/2021	859,896
	Burlington Coat Factory Warehouse Corporation, Term Loan
723,862	4.250%, 8/13/2021	718,281
	Chrysler Group, LLC, Term Loan
495,294	3.500%, 5/24/2017	493,130
	IMG Worldwide, Inc., Term Loan
746,212	5.250%, 5/6/2021	728,027
	MGM Resorts International, Term Loan
523,800	3.500%, 12/20/2019	518,562

Principal Amount	Bank Loans (3.9%)[a]	Value

Consumer Cyclical (0.5%) - continued
	ROC Finance, LLC, Term Loan
$684,425	5.000%, 6/20/2019	$606,571

	Total	3,924,467

Consumer Non-Cyclical (0.6%)
	Albertson’s, LLC, Term Loan
1,002,554	5.500%, 3/21/2019	991,967
	CHS/Community Health Systems, Inc., Term Loan
416,618	4.000%, 1/27/2021	400,474
	JBS USA, LLC, Term Loan
1,550,000	4.000%, 10/30/2022	1,480,250
	Sterigenics-Nordion Holdings, LLC, Term Loan
448,875	4.250%, 5/16/2022	435,409
	Valeant Pharmaceuticals International, Inc., Term Loan
1,422,814	4.000%, 4/1/2022[b,c]	1,367,523

	Total	4,675,623

Energy (0.1%)
	Arch Coal, Inc., Term Loan
863,724	0.000%, 5/16/2018[d]	254,557
	McJunkin Red Man Corporation, Term Loan
238,478	4.750%, 11/8/2019	212,246
	Offshore Group Investment, Ltd., Term Loan
438,750	0.000%, 3/28/2019[e]	74,403

	Total	541,206

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
873,000	4.000%, 10/15/2019	856,265

	Total	856,265

Technology (0.5%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,705,000	0.000%, 2/1/2023[b,c]	1,676,492
	BMC Software, Inc., Term Loan
860,203	5.000%, 9/10/2020	686,167
	First Data Corporation, Term Loan
900,000	3.927%, 3/23/2018	887,436
	Infor US, Inc., Term Loan
400,025	3.750%, 6/3/2020	376,123
	Syniverse Holdings, Inc., Term Loan
345,537	4.000%, 4/23/2019	234,966

	Total	3,861,184

Transportation (0.1%)
	XPO Logistics, Inc., Term Loan
950,000	5.500%, 11/1/2021	932,586

	Total	932,586

Utilities (0.2%)
	Calpine Corporation, Term Loan
677,250	4.000%, 10/9/2019	658,531
689,408	3.500%, 5/27/2022	652,676

	Total	1,311,207

	Total Bank Loans (cost $32,298,994)	29,981,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Asset-Backed Securities (1.4%)
	Bayview Opportunity Master Fund Trust
$2,351,225	3.721%, 7/28/2035[f,g]	$2,356,578
	CAM Mortgage, LLC
1,296,941	3.500%, 7/15/2064*,g	1,294,411
	First Horizon ABS Trust
364,629	0.587%, 10/25/2034[h,i]	328,055
	GMAC Mortgage Corporation Loan Trust
1,153,781	0.602%, 8/25/2035[h,i]	1,077,431
1,713,945	0.602%, 12/25/2036[h,i]	1,494,960
	IndyMac Seconds Asset-Backed Trust
996,680	0.767%, 10/25/2036[h,i]	608,140
	Renaissance Home Equity Loan Trust
1,341,379	5.746%, 5/25/2036[g]	896,521
1,395,391	6.011%, 5/25/2036[g]	946,601
	Vericrest Opportunity Loan Transferee
1,848,625	3.500%, 6/26/2045[f]	1,827,432

	Total	10,830,129

Basic Materials (2.8%)
	Albemarle Corporation
1,850,000	4.150%, 12/1/2024	1,808,075
	Alcoa, Inc.
740,000	5.125%, 10/1/2024	606,800
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[f]	681,250
	Barrick Gold Corporation
342,000	4.100%, 5/1/2023	293,990
	BHP Billiton Finance USA, Ltd.
750,000	6.250%, 10/19/2075[f,j]	714,375
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,506,529
1,130,000	3.500%, 10/1/2024	1,097,096
	Freeport-McMoRan, Inc.
1,060,000	3.550%, 3/1/2022	453,150
1,325,000	3.875%, 3/15/2023	543,250
	Georgia-Pacific, LLC
2,220,000	3.163%, 11/15/2021[f]	2,252,479
	Glencore Funding, LLC
1,810,000	3.125%, 4/29/2019[f,j]	1,379,039
1,820,000	4.125%, 5/30/2023[f]	1,237,600
	International Paper Company
1,000,000	3.800%, 1/15/2026	972,376
1,810,000	4.800%, 6/15/2044	1,555,478
	LyondellBasell Industries NV
1,330,000	6.000%, 11/15/2021	1,483,930
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[f]	1,106,350
	Teck Resources, Ltd.
1,130,000	2.500%, 2/1/2018[j]	928,012
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	777,679
1,430,000	7.375%, 3/15/2032	1,694,346

	Total	21,091,804

Capital Goods (1.8%)
	AECOM
1,130,000	5.875%, 10/15/2024	1,125,762
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[f]	2,313,448
	General Electric Capital Corporation
1,800,000	1.512%, 3/15/2023[i]	1,775,468

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Capital Goods (1.8%) - continued
	Huntington Ingalls Industries, Inc.
$370,000	5.000%, 12/15/2021[f]	$382,025
	Republic Services, Inc.
1,300,000	5.250%, 11/15/2021	1,457,179
1,830,000	3.550%, 6/1/2022	1,907,116
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,393,041
720,000	4.300%, 3/1/2024	738,735
370,000	3.875%, 3/1/2025	369,607
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	669,375
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,305,576

	Total	13,437,332

Collateralized Mortgage Obligations (0.8%)
	CitiMortgage Alternative Loan Trust
1,007,947	5.750%, 4/25/2037	861,515
	Countrywide Alternative Loan Trust
1,353,802	6.000%, 1/25/2037	1,241,588
	HomeBanc Mortgage Trust
1,243,041	2.234%, 4/25/2037	935,997
	Wachovia Mortgage Loan Trust, LLC
1,173,519	2.913%, 5/20/2036	1,026,976
	WaMu Mortgage Pass Through Certificates
847,838	0.717%, 10/25/2045[i]	778,917
	Washington Mutual Mortgage Pass Through Certificates
2,072,324	1.035%, 2/25/2047[i]	1,463,820

	Total	6,308,813

Commercial Mortgage-Backed Securities (0.7%)
	Bear Stearns Commercial Mortgage
	Securities, Inc.
2,086,066	5.331%, 2/11/2044	2,139,127
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,006,683	5.322%, 12/11/2049	1,025,538
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,840,387

	Total	5,005,052

Communications Services (9.1%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,391,520
1,120,000	6.150%, 2/15/2041	1,206,373
	American Tower Corporation
1,600,000	3.300%, 2/15/2021	1,606,469
3,000,000	3.450%, 9/15/2021	3,006,849
	AT&T, Inc.
1,900,000	2.450%, 6/30/2020	1,878,895
1,460,000	3.600%, 2/17/2023[c]	1,455,343
760,000	3.400%, 5/15/2025	728,101
1,810,000	4.300%, 12/15/2042	1,493,478
	British Telecommunications plc
1,130,000	9.625%, 12/15/2030	1,627,147
	CCO Safari II, LLC
2,630,000	4.464%, 7/23/2022[f]	2,634,713
1,880,000	6.484%, 10/23/2045[f]	1,892,667
	CenturyLink, Inc.
900,000	5.800%, 3/15/2022	832,500
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[f]	1,092,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Communications Services (9.1%) - continued
	Comcast Corporation
$2,260,000	3.375%, 8/15/2025	$2,307,736
1,300,000	6.400%, 5/15/2038	1,609,819
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[f]	1,290,622
1,500,000	3.850%, 2/1/2025[f]	1,405,092
	Crown Castle International Corporation
1,550,000	4.450%, 2/15/2026[c]	1,559,560
	DIRECTV Holdings, LLC
1,815,000	3.800%, 3/15/2022	1,833,743
1,810,000	4.450%, 4/1/2024	1,851,324
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	890,400
	Hughes Satellite Systems Corporation
778,000	6.500%, 6/15/2019	851,910
	Numericable-SFR
1,080,000	6.000%, 5/15/2022[f]	1,063,800
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,561,130
560,000	3.650%, 11/1/2024	559,089
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,852,381
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[f]	1,812,447
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[f]	681,600
	Sprint Corporation
720,000	7.125%, 6/15/2024	486,000
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,266,200
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	2,908,053
	Time Warner, Inc.
1,510,000	4.750%, 3/29/2021	1,628,411
1,760,000	3.600%, 7/15/2025	1,708,524
1,400,000	7.700%, 5/1/2032	1,708,045
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[f]	1,112,400
	UPCB Finance VI, Ltd.
1,260,000	6.875%, 1/15/2022[f]	1,329,300
	Verizon Communications, Inc.
1,624,000	2.625%, 2/21/2020	1,633,349
2,170,000	3.450%, 3/15/2021	2,241,931
1,970,000	3.500%, 11/1/2024	1,953,462
3,392,000	4.272%, 1/15/2036	3,027,608
1,800,000	6.550%, 9/15/2043	2,101,421
2,747,000	4.522%, 9/15/2048	2,406,696

	Total	69,488,833

Consumer Cyclical (5.0%)
	American Honda Finance Corporation
1,600,000	3.875%, 9/21/2020[f]	1,725,230
	CVS Health Corporation
1,310,000	2.750%, 12/1/2022	1,293,426
1,130,000	4.750%, 12/1/2022[f]	1,233,878
1,090,000	6.125%, 9/15/2039	1,299,656
1,880,000	5.125%, 7/20/2045	2,020,017
	Family Tree Escrow, LLC
1,130,000	5.750%, 3/1/2023[f]	1,190,738

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Cyclical (5.0%) - continued
	Ford Motor Credit Company, LLC
$1,440,000	1.594%, 5/9/2016[i]	$1,441,561
800,000	2.597%, 11/4/2019	786,684
1,425,000	4.250%, 9/20/2022	1,466,321
1,490,000	3.664%, 9/8/2024	1,440,432
2,000,000	4.134%, 8/4/2025	1,984,690
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,667,277
	General Motors Financial Company, Inc.
1,630,000	3.200%, 7/13/2020	1,598,570
1,110,000	4.375%, 9/25/2021	1,128,028
1,900,000	3.450%, 4/10/2022	1,824,779
1,490,000	4.000%, 1/15/2025	1,392,553
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,122,700
	Hyundai Capital America
685,000	2.875%, 8/9/2018[f]	696,824
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[f]	1,098,175
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,795,584
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,182,225
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,150,800
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	1,900,687
1,060,000	3.625%, 6/1/2024	983,612
	MGM Resorts International
1,120,000	6.000%, 3/15/2023[j]	1,116,500
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,256,176
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,100,000
540,000	4.375%, 4/15/2023	519,750
	ZF North America Capital, Inc.
1,130,000	4.500%, 4/29/2022[f]	1,089,037

	Total	38,505,910

Consumer Non-Cyclical (10.4%)
	Actavis Funding SCS
1,520,000	3.450%, 3/15/2022	1,542,422
1,445,000	3.850%, 6/15/2024	1,471,666
	Altria Group, Inc.
1,325,000	4.000%, 1/31/2024	1,402,691
483,000	9.950%, 11/10/2038	780,192
	Amgen, Inc.
1,130,000	3.625%, 5/22/2024	1,143,750
1,750,000	3.125%, 5/1/2025	1,699,434
1,130,000	4.400%, 5/1/2045	1,050,690
	Anheuser-Busch Inbev Finance, Inc.
1,430,000	3.300%, 2/1/2023	1,451,389
1,790,000	4.700%, 2/1/2036	1,813,478
	Baxter International, Inc.
1,790,000	4.250%, 3/15/2020	1,902,056
	Becton Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,914,007
	Biogen, Inc.
2,260,000	3.625%, 9/15/2022	2,321,158
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,019,263
2,140,000	3.375%, 5/15/2022	2,134,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Non-Cyclical (10.4%) - continued
	BRF SA
$2,170,000	4.750%, 5/22/2024[f]	$1,977,413
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,711,215
1,080,000	3.500%, 11/24/2020	1,096,797
	Celgene Corporation
1,730,000	3.950%, 10/15/2020	1,817,031
2,250,000	3.550%, 8/15/2022	2,282,434
	Centene Escrow Corporation
730,000	5.625%, 2/15/2021[c,f]	742,775
	ConAgra Foods, Inc.
1,440,000	3.200%, 1/25/2023	1,398,247
	Diageo Capital plc
1,880,000	2.625%, 4/29/2023	1,870,136
	Endo Finance, LLC
740,000	6.000%, 2/1/2025[f]	730,839
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[f]	1,589,444
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022[f]	1,913,682
1,140,000	5.200%, 7/15/2045[f]	1,198,930
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,443,600
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[f]	1,330,585
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[f]	987,813
	Kraft Foods Group, Inc.
2,110,000	3.500%, 6/6/2022	2,157,625
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	741,689
750,000	4.700%, 2/1/2045	701,757
	McKesson Corporation
1,490,000	3.796%, 3/15/2024	1,509,696
1,450,000	4.883%, 3/15/2044	1,457,005
	Mondelez International, Inc.
1,440,000	4.000%, 2/1/2024	1,486,770
	Mylan NV
1,810,000	3.750%, 12/15/2020[f]	1,830,487
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[f]	2,644,986
1,090,000	4.450%, 1/15/2022[f]	1,153,055
	Pfizer, Inc.
1,130,000	5.600%, 9/15/2040	1,335,290
	Reynolds American, Inc.
1,880,000	4.000%, 6/12/2022	1,989,108
940,000	5.850%, 8/15/2045	1,042,565
	SABMiller Holdings, Inc.
1,960,000	3.750%, 1/15/2022[f]	2,031,579
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	886,200
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,092,725
	Teva Pharmaceutical Finance Company BV
1,510,000	2.950%, 12/18/2022	1,471,181
	Tyson Foods, Inc.
1,810,000	4.500%, 6/15/2022	1,941,954
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[f]	1,382,400
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,814,400

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Non-Cyclical (10.4%) - continued
	Whirlpool Corporation
$1,873,000	3.700%, 3/1/2023	$1,924,936
1,510,000	3.700%, 5/1/2025	1,537,314
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,728,630
730,000	4.500%, 11/13/2025	752,811

	Total	79,351,794

Energy (7.2%)
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023[f]	929,600
	BP Capital Markets plc
1,510,000	3.814%, 2/10/2024	1,495,806
	Buckeye Partners, LP
1,820,000	5.850%, 11/15/2043	1,360,756
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,476,345
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[f]	1,284,003
	Chaparral Energy, Inc.
1,080,000	7.625%, 11/15/2022	205,200
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,000,450
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024	1,402,085
	Devon Energy Corporation
1,440,000	5.850%, 12/15/2025[j]	1,344,951
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,559,120
2,200,000	4.300%, 5/1/2024	1,872,229
720,000	4.700%, 11/1/2042	503,340
	Encana Corporation
1,450,000	6.500%, 8/15/2034	880,476
	Energy Transfer Partners, LP
3,155,000	4.650%, 6/1/2021	2,792,399
800,000	4.050%, 3/15/2025	655,486
1,500,000	6.125%, 12/15/2045	1,182,453
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	908,424
885,000	7.034%, 1/15/2068	885,000
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,330,492
	Halliburton Company
1,120,000	3.800%, 11/15/2025	1,049,898
740,000	5.000%, 11/15/2045	659,851
	Hess Corporation
1,480,000	5.600%, 2/15/2041	1,053,843
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	531,100
	Magellan Midstream Partners, LP
1,500,000	4.200%, 3/15/2045	1,119,594
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,183,984
1,880,000	3.850%, 6/1/2025[j]	1,346,106
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	991,289
	MPLX, LP
2,610,000	4.000%, 2/15/2025	1,929,876
	NiSource Finance Corporation
750,000	6.800%, 1/15/2019	839,898
	Noble Holding International, Ltd.
1,865,000	5.950%, 4/1/2025[j]	939,123
800,000	6.950%, 4/1/2045	354,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Energy (7.2%) - continued
	Petroleos Mexicanos
$1,460,000	6.375%, 2/4/2021[c,f]	$1,479,710
	Pioneer Natural Resources Company
1,260,000	3.450%, 1/15/2021	1,180,926
1,850,000	3.950%, 7/15/2022	1,721,042
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	956,475
	Schlumberger Holdings Corporation
1,800,000	3.625%, 12/21/2022[f]	1,761,215
	Spectra Energy Partners, LP
940,000	3.500%, 3/15/2025	826,350
	Sunoco Logistics Partners Operations, LP
1,300,000	4.400%, 4/1/2021	1,212,180
1,800,000	3.450%, 1/15/2023	1,458,590
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019[f]	1,040,200
	Transcontinental Gas Pipe Line Company, LLC
1,075,000	7.850%, 2/1/2026[f]	1,120,924
	Transocean, Inc.
1,450,000	4.300%, 10/15/2022	699,625
	Valero Energy Corporation
1,700,000	4.900%, 3/15/2045	1,381,223
	Weatherford International, Ltd.
1,800,000	6.000%, 3/15/2018	1,476,000
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	940,385
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	792,116
900,000	3.900%, 1/15/2025	640,996
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[f]	1,595,473

	Total	55,350,607

Financials (28.4%)
	ABN AMRO Bank NV
1,520,000	4.750%, 7/28/2025[f]	1,511,611
	Aegon NV
1,400,000	2.074%, 7/29/2049[i,k]	1,008,000
	Air Lease Corporation
740,000	2.125%, 1/15/2018	730,084
1,490,000	3.750%, 2/1/2022	1,471,402
740,000	4.250%, 9/15/2024	715,950
	Ally Financial, Inc.
1,010,000	3.600%, 5/21/2018	997,375
1,140,000	4.125%, 3/30/2020	1,122,900
	American Express Company
1,120,000	4.900%, 12/29/2049[k]	1,044,400
	American International Group, Inc.
630,000	3.750%, 7/10/2025	604,282
1,120,000	3.875%, 1/15/2035	923,097
1,370,000	4.500%, 7/16/2044	1,197,929
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,772,789
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,866,099
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,890,265
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[j]	1,895,382
	AXA SA
1,420,000	8.600%, 12/15/2030	1,899,747
	Axis Specialty Finance, LLC
510,000	5.875%, 6/1/2020	566,580

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (28.4%) - continued
	Banco de Brasil SA
$778,000	9.000%, 12/31/2049[f,k]	$466,800
	Bank of America Corporation
2,160,000	1.656%, 3/22/2018[i]	2,161,294
1,720,000	7.625%, 6/1/2019	1,995,463
2,170,000	4.125%, 1/22/2024	2,230,183
1,670,000	4.200%, 8/26/2024	1,657,784
1,050,000	5.875%, 2/7/2042	1,212,079
1,890,000	4.750%, 4/21/2045	1,804,971
1,870,000	6.500%, 10/23/2049[k]	1,953,552
	Bank of Nova Scotia
1,440,000	4.500%, 12/16/2025	1,423,368
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[f]	1,450,246
2,240,000	0.875%, 11/29/2049[i,k]	1,332,800
	Barclays plc
1,110,000	4.375%, 9/11/2024	1,081,873
800,000	4.375%, 1/12/2026	807,494
1,880,000	5.250%, 8/17/2045	1,921,937
	BBVA Bancomer SA/Texas
1,215,000	6.750%, 9/30/2022[f]	1,307,947
	BPCE SA
1,465,000	5.700%, 10/22/2023[f]	1,523,977
810,000	5.150%, 7/21/2024[f]	811,392
	Branch Banking and Trust Company
1,370,000	3.625%, 9/16/2025	1,400,459
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,857,028
	Capital One Bank USA NA
2,575,000	2.250%, 2/13/2019	2,565,488
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,838,954
	Citigroup, Inc.
2,630,000	4.400%, 6/10/2025	2,626,526
1,695,000	5.500%, 9/13/2025	1,818,611
1,510,000	4.450%, 9/29/2027	1,490,307
	CNA Financial Corporation
1,005,000	7.350%, 11/15/2019	1,157,287
1,130,000	7.250%, 11/15/2023	1,352,724
	Compass Bank
925,000	2.750%, 9/29/2019	920,980
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,880,000	4.375%, 8/4/2025	1,913,477
1,090,000	5.750%, 12/1/2043	1,216,376
710,000	11.000%, 12/29/2049[f,k]	864,567
	Credit Agricole SA
1,430,000	8.125%, 12/29/2049[f,k]	1,429,142
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020[f]	1,815,473
2,600,000	3.750%, 3/26/2025	2,527,569
	DDR Corporation
990,000	3.625%, 2/1/2025	945,632
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	860,063
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	881,241
900,000	4.250%, 3/13/2026	904,934
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,817,725
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	2,012,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (28.4%) - continued
	Fairfax Financial Holdings, Ltd.
$1,085,000	5.800%, 5/15/2021[f]	$1,159,802
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[f]	1,131,124
	GE Capital International Funding Company
1,473,000	4.418%, 11/15/2035[f]	1,512,076
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,689,062
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,754,376
1,750,000	5.250%, 7/27/2021	1,941,252
810,000	4.000%, 3/3/2024	830,312
2,550,000	3.850%, 7/8/2024	2,586,075
1,510,000	4.250%, 10/21/2025	1,505,044
2,240,000	5.150%, 5/22/2045	2,183,332
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,946,504
	HCP, Inc.
800,000	4.250%, 11/15/2023	809,457
1,445,000	4.200%, 3/1/2024	1,454,562
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	738,118
	HSBC Finance Corporation
1,290,000	6.676%, 1/15/2021	1,455,034
	HSBC Holdings plc
1,130,000	5.250%, 3/14/2044	1,155,642
1,130,000	6.375%, 12/29/2049[j,k]	1,088,879
1,120,000	6.375%, 12/29/2049[k]	1,075,200
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,954,301
	Hutchison Whampoa International 14, Ltd.
1,490,000	3.625%, 10/31/2024[f]	1,503,911
	Icahn Enterprises, LP
960,000	6.000%, 8/1/2020	901,104
	ILFC E-Capital Trust II
1,270,000	4.740%, 12/21/2065[f,i]	1,143,000
	ING Bank NV
1,835,000	5.800%, 9/25/2023[f]	1,974,126
	J.P. Morgan Chase & Company
2,000,000	1.519%, 1/25/2018[i]	2,000,918
1,300,000	3.375%, 5/1/2023	1,264,903
1,670,000	3.875%, 9/10/2024	1,660,058
1,850,000	5.500%, 10/15/2040	2,078,451
1,450,000	6.750%, 8/29/2049[k]	1,569,625
1,440,000	6.000%, 12/29/2049[k]	1,437,300
	Kilroy Realty, LP
1,810,000	4.250%, 8/15/2029	1,815,443
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[f]	2,125,035
1,810,000	4.850%, 8/1/2044[f]	1,717,134
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,206,479
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,883,555
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[f]	1,785,791
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[f]	360,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[f]	1,005,000
	MetLife, Inc.
1,500,000	3.600%, 4/10/2024	1,523,733

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (28.4%) - continued
	Mizuho Bank, Ltd.
$1,600,000	3.600%, 9/25/2024[f]	$1,652,480
	Morgan Stanley
770,000	6.625%, 4/1/2018	841,053
1,820,000	5.625%, 9/23/2019	2,004,623
1,600,000	5.500%, 1/26/2020	1,757,632
1,795,000	4.875%, 11/1/2022	1,909,088
1,130,000	4.000%, 7/23/2025	1,152,442
1,450,000	5.000%, 11/24/2025	1,529,038
1,490,000	4.350%, 9/8/2026	1,496,042
930,000	4.300%, 1/27/2045	873,475
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,810,570
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[f]	1,585,488
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[f]	1,979,687
1,110,000	5.500%, 9/29/2049[f,k]	1,065,600
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,656,400
1,130,000	5.250%, 1/15/2026	1,174,686
	Peachtree Corners Funding Trust
1,100,000	3.976%, 2/15/2025[f]	1,103,725
	PNC Capital Trust C
1,880,000	0.984%, 6/1/2028[i]	1,654,400
	Preferred Term Securities XXIII, Ltd.
1,480,703	0.712%, 12/22/2036*,i	1,153,823
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,575,566
2,260,000	3.750%, 11/1/2025	2,279,018
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,075,193
825,000	6.200%, 11/15/2040	965,433
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,166,048
	Regions Bank
250,000	7.500%, 5/15/2018	276,583
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,195,746
2,185,000	4.700%, 9/15/2023	2,305,184
	Royal Bank of Canada
1,790,000	4.650%, 1/27/2026	1,792,891
	Royal Bank of Scotland Group plc
1,480,000	6.000%, 12/19/2023	1,569,248
1,510,000	7.500%, 12/29/2049[k]	1,536,425
	Santander Holdings USA, Inc.
1,510,000	2.650%, 4/17/2020	1,486,320
1,500,000	4.500%, 7/17/2025	1,550,177
	Santander Issuances SA
1,250,000	5.179%, 11/19/2025	1,182,676
	Santander UK Group Holdings plc
940,000	2.875%, 10/16/2020	938,225
1,500,000	4.750%, 9/15/2025[f]	1,488,414
	Santander UK plc
800,000	3.125%, 1/8/2021	809,883
540,000	5.000%, 11/7/2023[f]	563,118
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,805,132
	SLM Corporation
576,000	4.625%, 9/25/2017	565,920
	Societe Generale SA
1,510,000	8.000%, 12/31/2049[f,j,k]	1,491,125
	Standard Chartered plc
1,130,000	6.500%, 12/29/2049[f,j,k]	1,066,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (28.4%) - continued
	Synchrony Financial
$1,490,000	2.700%, 2/3/2020	$1,466,150
650,000	3.750%, 8/15/2021	651,177
740,000	4.250%, 8/15/2024	736,996
	Synovus Financial Corporation
1,080,000	5.750%, 12/15/2025	1,090,800
	UBS Group Funding Jersey, Ltd.
1,510,000	4.125%, 9/24/2025[f]	1,512,573
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,475,932
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,572,624
760,000	4.750%, 7/15/2045	814,087
	Voya Financial, Inc.
1,785,000	5.500%, 7/15/2022	1,996,658
	Wells Fargo & Company
1,215,000	3.450%, 2/13/2023	1,226,680
1,780,000	7.980%, 2/28/2049[k]	1,860,100
750,000	5.875%, 12/31/2049[k]	790,575
	Welltower, Inc.
720,000	6.125%, 4/15/2020	814,606
1,350,000	4.950%, 1/15/2021	1,467,104
950,000	4.000%, 6/1/2025	946,132
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,115,654
1,160,000	5.250%, 12/15/2043	1,243,014

	Total	216,369,590

Foreign Government (0.6%)
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	1,570,500
	Mexico Government International Bond
2,020,000	4.000%, 10/2/2023	2,045,250
1,249,000	3.600%, 1/30/2025	1,213,091

	Total	4,828,841

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 2/1/2031[c]	2,527,684
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	4.000%, 2/1/2046[c]	4,190,096
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
20,100,000	3.500%, 2/1/2046[c]	21,050,433
9,450,000	4.000%, 2/1/2046[c]	10,095,890
3,875,000	4.500%, 2/1/2046[c]	4,212,246

	Total	42,076,349

Technology (2.0%)
	Amkor Technology, Inc.
310,000	6.375%, 10/1/2022[j]	293,725
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,154,400
	Fidelity National Information Services, Inc.
940,000	2.850%, 10/15/2018	949,913
1,810,000	3.875%, 6/5/2024	1,766,388

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Technology (2.0%) - continued
	First Data Corporation
$750,000	5.375%, 8/15/2023[f]	$765,000
	Fiserv, Inc.
1,760,000	3.850%, 6/1/2025	1,787,023
	Hewlett Packard Enterprise Company
1,510,000	2.850%, 10/5/2018[f]	1,509,357
1,500,000	3.600%, 10/15/2020[f]	1,503,867
	Oracle Corporation
2,100,000	2.800%, 7/8/2021	2,149,879
	Qualcomm, Inc.
1,510,000	3.450%, 5/20/2025	1,469,568
	Seagate HDD Cayman
1,130,000	4.875%, 6/1/2027[f]	851,171
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[f]	1,087,800

	Total	15,288,091

Transportation (3.3%)
	American Airlines Pass Through Trust
1,210,704	5.600%, 7/15/2020[f]	1,225,838
1,260,645	4.000%, 7/15/2025	1,277,979
	British Airways plc
2,358,363	4.625%, 6/20/2024[f]	2,464,490
	Burlington Northern Santa Fe, LLC
1,380,000	3.000%, 4/1/2025	1,334,438
1,500,000	4.700%, 9/1/2045	1,525,420
	Canadian Pacific Railway Company
560,000	3.700%, 2/1/2026	563,288
1,440,000	7.125%, 10/15/2031	1,841,689
	Continental Airlines, Inc.
486,351	7.250%, 11/10/2019	550,063
704,122	4.000%, 10/29/2024	720,754
	Delta Air Lines, Inc.
815,277	4.950%, 5/23/2019	856,041
559,300	4.750%, 5/7/2020	585,866
1,130,000	4.250%, 7/30/2023	1,124,350
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[f]	2,272,694
1,085,000	4.500%, 8/16/2021[f]	1,162,518
1,000,000	3.800%, 11/1/2025[f]	998,015
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[f]	90,125
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[f]	1,461,970
	United Airlines Pass Through Trust
910,000	3.750%, 9/3/2026	920,237
	United Airlines, Inc.
1,222,552	4.000%, 4/11/2026	1,250,060
	US Airways Pass Through Trust
1,628,314	3.950%, 11/15/2025	1,648,668
	Virgin Australia Holdings, Ltd.
1,152,655	5.000%, 10/23/2023[f]	1,187,234

	Total	25,061,737

U.S. Government and Agencies (7.2%)
	U.S. Treasury Bonds
2,980,000	3.125%, 2/15/2042	3,230,272
5,000,000	3.000%, 11/15/2045	5,247,460
	U.S. Treasury Bonds, TIPS
1,403,971	0.625%, 1/15/2024	1,415,707
	U.S. Treasury Notes
7,000,000	1.000%, 6/30/2019	6,981,135
5,000,000	1.375%, 5/31/2020	5,022,850
1,870,000	1.625%, 7/31/2020	1,897,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

U.S. Government and Agencies (7.2%) - continued
$4,010,000	1.750%, 12/31/2020	$4,089,105
4,000,000	2.000%, 5/31/2021	4,118,592
2,620,000	2.000%, 7/31/2022	2,681,510
5,500,000	1.875%, 8/31/2022	5,585,294
3,590,000	2.000%, 11/30/2022	3,669,511
2,250,000	2.125%, 12/31/2022	2,318,292
6,250,000	2.250%, 11/15/2025	6,428,469
2,620,000	2.500%, 2/15/2045	2,479,379

	Total	55,165,407

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,725,602

	Total	1,725,602

Utilities (5.5%)
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,436,917
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	1,928,821
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	982,800
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	573,797
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,072,623
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	967,991
1,450,000	5.600%, 4/1/2044	865,496
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[f]	570,000
	DPL, Inc.
311,000	6.500%, 10/15/2016	317,220
	Dynegy Finance I, Inc.
750,000	7.375%, 11/1/2022	663,750
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[f,k]	1,613,250
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	802,300
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,152,845
	Exelon Corporation
1,880,000	3.950%, 6/15/2025[f]	1,882,920
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	640,695
1,500,000	4.000%, 10/1/2020[j]	1,500,967
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[f]	2,226,693
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,040,094
	Kinder Morgan Energy Partners, LP
1,080,000	3.500%, 3/1/2021	955,201
1,450,000	5.800%, 3/1/2021	1,435,045
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,631,110
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,226,009
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	1,986,813
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,733,192

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Utilities (5.5%) - continued
	Oncor Electric Delivery Company, LLC
$1,510,000	3.750%, 4/1/2045	$1,317,274
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,443,412
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,834,596
1,810,000	3.950%, 3/15/2024	1,876,966
	Xcel Energy, Inc.
1,510,000	3.300%, 6/1/2025	1,518,922

	Total	42,197,719

	Total Long-Term Fixed Income (cost $713,904,974)	702,083,610

Shares	Preferred Stock (2.1%)	Value

Consumer Staples (0.1%)
43,424	CHS, Inc., 7.100%[k]	1,157,684

	Total	1,157,684

Financials (1.9%)
44,925	Allstate Corporation, 5.100%	1,137,052
57,878	Citigroup, Inc., 6.69190%[i]	1,479,940
12,500	Cobank ACB, 6.250%[f,k]	1,292,969
18,075	Countrywide Capital V, 7.000%	459,105
72,000	Discover Financial Services, 6.500%[k]	1,868,400
46,410	GMAC Capital Trust I, 8.125%	1,181,135
54,060	Goldman Sachs Group, Inc., 5.500%[k]	1,349,878
57,878	HSBC USA, Inc., 6.500%[k]	1,499,040
51,800	Morgan Stanley, 7.125%[k]	1,472,674
37,082	RBS Capital Funding Trust V, 5.900%[k]	912,959
58,500	Wells Fargo & Company, 5.850%[k]	1,512,225

	Total	14,165,377

Utilities (0.1%)
30,000	Southern California Edison Company Trust IV, 5.375%[k]	802,800

	Total	802,800

	Total Preferred Stock (cost $15,790,766)	16,125,861

Shares	Collateral Held for Securities Loaned (1.8%)	Value

13,513,940	Thrivent Cash Management Trust	13,513,940

	Total Collateral Held for Securities Loaned (cost $13,513,940)	13,513,940

Shares or Principal Amount	Short-Term Investments (7.2%)[l]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.300%, 2/11/2016[m]	99,990
700,000	0.250%, 2/22/2016[m]	699,888
	Thrivent Cash Management Trust
54,259,130	0.270%	54,259,130

	Total Short-Term Investments (at amortized cost)	55,059,008

	Total Investments (cost $830,567,682) 106.9%	$816,763,530

	Other Assets and Liabilities, Net (6.9%)	(52,699,291)

	Total Net Assets 100.0%	$764,064,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Defaulted security. Interest is not being accrued.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $128,597,220 or 16.8% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
h	All or a portion of the security is insured or guaranteed.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of January 29, 2016 was $4,221,023 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,800,215
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,296,941
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,480,703

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of January 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$13,146,651

Total lending	$13,146,651
Gross amount payable upon return of collateral for securities loaned	$13,513,940

Net amounts due to counterparty	$367,289

Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$16,650,205
Gross unrealized depreciation	(30,454,357)

Net unrealized appreciation (depreciation)	($13,804,152)

Cost for federal income tax purposes	$830,567,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,720,030	–	1,720,030	–
Capital Goods	812,832	–	812,832	–
Communications Services	11,345,711	–	11,345,711	–
Consumer Cyclical	3,924,467	–	3,924,467	–
Consumer Non-Cyclical	4,675,623	–	3,195,373	1,480,250
Energy	541,206	–	541,206	–
Financials	856,265	–	856,265	–
Technology	3,861,184	–	3,861,184	–
Transportation	932,586	–	932,586	–
Utilities	1,311,207	–	1,311,207	–
Long-Term Fixed Income
Asset-Backed Securities	10,830,129	–	10,830,129	–
Basic Materials	21,091,804	–	21,091,804	–
Capital Goods	13,437,332	–	13,437,332	–
Collateralized Mortgage Obligations	6,308,813	–	6,308,813	–
Commercial Mortgage-Backed Securities	5,005,052	–	5,005,052	–
Communications Services	69,488,833	–	68,033,490	1,455,343
Consumer Cyclical	38,505,910	–	38,505,910	–
Consumer Non-Cyclical	79,351,794	–	79,351,794	–
Energy	55,350,607	–	55,350,607	–
Financials	216,369,590	–	216,369,590	–
Foreign Government	4,828,841	–	4,828,841	–
Mortgage-Backed Securities	42,076,349	–	42,076,349	–
Technology	15,288,091	–	15,288,091	–
Transportation	25,061,737	–	25,061,737	–
U.S. Government and Agencies	55,165,407	–	55,165,407	–
U.S. Municipals	1,725,602	–	1,725,602	–
Utilities	42,197,719	–	42,197,719	–
Preferred Stock
Consumer Staples	1,157,684	1,157,684	–	–
Financials	14,165,377	12,872,408	1,292,969	–
Utilities	802,800	802,800	–	–
Collateral Held for Securities Loaned	13,513,940	13,513,940	–	–
Short-Term Investments	55,059,008	54,259,130	799,878	–

Total	$816,763,530	$82,605,962	$731,221,975	$2,935,593

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,414,432	2,414,432	–	–

Total Asset Derivatives	$2,414,432	$2,414,432	$–	$–

Liability Derivatives
Futures Contracts	2,350,005	2,350,005	–	–

Total Liability Derivatives	$2,350,005	$2,350,005	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Income Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $799,878 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(247)	March 2016	($29,291,891)	($29,805,955)	($514,064)
10-Yr. U.S. Treasury Bond Futures	(530)	March 2016	(66,840,468)	(68,676,409)	(1,835,941)
30-Yr. U.S. Treasury Bond Futures	304	March 2016	46,539,068	48,953,500	2,414,432
Total Futures Contracts					$64,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

INCOME FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust- Collateral Investment	$12,776,357	$24,248,160	$23,510,577	13,513,940	$13,513,940	$12,618
Cash Management Trust- Short Term Investment	19,111,151	93,011,785	57,863,806	54,259,130	54,259,130	18,856
Total Value and Income Earned	$31,887,508				$67,773,070	$31,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,694,790
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,204,270
1,250,000	5.000%, 6/1/2033, Ser. A	1,499,575

	Total	4,398,635

Alaska (0.5%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
2,905,000	0.010%, 12/1/2029[b]	2,905,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
4,650,000	0.010%, 10/1/2025[b]	4,650,000

	Total	7,555,000

Arizona (0.7%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,734,720
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,836,819
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	861,698
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,196,810
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,448,467
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,594,217

	Total	11,672,731

Arkansas (0.4%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,242,185
170,000	4.125%, 11/1/2031, Ser. 2011	182,172
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	785,772
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,319,040
825,000	5.000%, 11/1/2041, Ser. A	954,624

	Total	6,483,793

California (11.9%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,975,854
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,458,000

Principal Amount	Long-Term Fixed Income (98.1%)	Value

California (11.9%) - continued
	California Educational Fac. Auth. Rev. (Stanford University)
$6,000,000	5.250%, 4/1/2040	$8,308,860
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Ab	3,876,134
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,456,150
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,622,835
1,250,000	5.000%, 10/1/2042	1,361,975
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,327,688
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,081,497
10,000	5.250%, 4/1/2029	10,043
10,000,000	5.250%, 3/1/2038	10,837,200
5,000,000	6.000%, 4/1/2038	5,771,800
5,000,000	6.000%, 11/1/2039	5,902,900
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,916
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,324,867
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,603,400
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,798,800
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	511,938
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	11,835,081
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,076,080
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,125,390
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,642,400
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	3,720,650
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,470,000	7.600%, 5/1/2023, Ser. Aa,c	3,067,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

California (11.9%) - continued
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
$875,000	7.500%, 5/1/2023, Ser. Aa,c	$1,082,839
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,718,600
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	9,841,300
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,873,640
7,030,000	6.000%, 5/1/2039, Ser. E	8,133,569
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,773,077
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,770,626
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,047,800
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,262,620
	University of California Rev. Bonds
4,190,000	5.250%, 5/15/2039, Ser. O	4,732,647
810,000	5.250%, 5/15/2039, Ser. Oa	925,182
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,678,800

	Total	189,846,379

Colorado (3.3%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	553,555
200,000	5.000%, 6/1/2021	230,744
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	486,756
1,000,000	5.375%, 6/15/2038, Ser. A	1,024,560
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,036,260
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School Proj.)
3,000,000	5.125%, 12/1/2039	3,181,320
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,385,228
500,000	5.625%, 6/1/2043	582,635
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,265,800

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Colorado (3.3%) - continued
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
$405,000	5.500%, 11/1/2027[a]	$456,054
1,180,000	5.500%, 11/1/2027[a]	1,328,751
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,575,600
2,000,000	5.250%, 12/1/2031, Ser. A	2,056,100
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020, Ser. A	1,161,210
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
775,000	7.000%, 12/15/2016[c]	791,810
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,080,040
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,450,251
1,000,000	5.000%, 12/1/2024	1,204,460
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,085,150
500,000	5.000%, 12/1/2022	545,240
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,433,350
3,250,000	5.000%, 6/1/2033, Ser. A	3,868,833
9,790,000	5.000%, 6/1/2033	11,284,737
3,000,000	5.000%, 6/1/2034, Ser. A	3,556,320

	Total	52,624,764

District of Columbia (1.0%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,512,000
5,225,000	5.000%, 12/1/2028, Ser. C	5,997,359
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
1,030,000	6.250%, 5/15/2024	1,030,278
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg. 5.000%, 10/1/2038, Ser. A,
6,000,000	AMT	6,772,860

	Total	16,312,497

Florida (6.4%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. Aa	3,485,996
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,238,300
1,500,000	5.000%, 10/1/2031, Ser. B	1,846,455
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,943,400
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	520,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Florida (6.4%) - continued
$2,000,000	5.000%, 5/1/2026	$2,317,620
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,347,920
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	717,518
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	815,990
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,203,330
810,000	5.000%, 10/1/2031, Ser. B	969,149
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,680,870
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,289,367
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	856,004
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,326,352
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, AMT	2,618,962
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,287,415
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,569,795
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,583,750
8,000,000	5.500%, 10/1/2041, Ser. A	9,017,440
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,786,950
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[c]	2,257,880
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,584,146
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	2,982,663
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	4,090,860
4,095,000	5.000%, 7/1/2035, Ser. C	4,607,817
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,356,790
	South FL Water Management District C.O.P. Refg.
3,000,000	5.000%, 10/1/2036[e]	3,541,470

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Florida (6.4%) - continued
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
$6,490,000	5.875%, 8/1/2040, Ser. A	$7,250,563
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,834,219

	Total	102,929,966

Georgia (1.2%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,114,070
500,000	5.000%, 1/1/2034, Ser. C, AMT	554,740
500,000	5.000%, 1/1/2037, Ser. C, AMT	550,175
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,657,318
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	3,024,975
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,285,000	6.100%, 10/1/2019[a,c]	1,421,236
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,467,100
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
3,305,000	5.500%, 8/1/2018[c]	3,537,176
	Georgia Refg. Electric Auth. Rev.
375,000	5.000%, 1/1/2035, Ser. A	437,471

	Total	18,764,261

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,506,275
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,100,630
5,395,000	5.250%, 11/15/2037	5,947,502
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,154,520
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,843,180
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Aa,c	5,099,700

	Total	23,651,807

Illinois (7.0%)
	Chicago IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,153,840
	Chicago IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,421,700
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,788,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Illinois (7.0%) - continued
	Chicago, IL Midway International Airport Rev.
$1,120,000	5.000%, 1/1/2026, Ser. A, AMT	$1,309,560
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	1,927,966
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,885,884
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,204,900
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,870,550
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	4,004,185
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,261,915
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,720,000	6.000%, 4/1/2018, Ser. Cc	1,824,662
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,842,281
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
3,700,000	0.010%, 10/1/2024[b]	3,700,000
	McHenry and Lake Counties G.O. School (AGM Insured)
60,000	9.000%, 12/1/2017[c]	63,834
1,475,000	9.000%, 12/1/2017[a,c]	1,623,149
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
1,305,000	5.500%, 6/15/2020[a,c]	1,406,099
5,695,000	5.500%, 6/15/2020[c]	6,112,842
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,700,843
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,347,382
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,485,600
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,676,908
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,025,000	6.700%, 11/1/2021, Ser. Ac	2,365,078
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,413,700
1,500,000	5.500%, 7/1/2033	1,683,105
1,750,000	5.500%, 7/1/2038	1,939,595
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,501,030

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Illinois (7.0%) - continued
	University of Illinois Auxiliary Fac. System Rev.
$2,500,000	5.750%, 4/1/2038, Ser. Aa	$2,874,500

	Total	111,389,369

Indiana (2.2%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,951,580
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,766,220
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,036,850
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	477,572
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	2,053,415
4,155,000	5.000%, 1/1/2042, Ser. A	4,556,996
	Indiana Transportation Finance Auth. Highway Rev.
45,000	6.800%, 12/1/2016, Ser. A	47,115
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,676,050
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
2,850,000	5.000%, 4/1/2037, Ser. A	3,047,761
6,965,000	5.000%, 4/1/2042, Ser. A	7,397,039
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,841,280

	Total	35,851,878

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,542,553
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,360,758
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,933,302

	Total	8,836,613

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,863,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Kansas (0.2%) - continued
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
$35,000	6.700%, 6/1/2029, Ser. A-2[c]	$35,342

	Total	3,899,274

Kentucky (1.6%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,782,345
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,254,700
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	6,003,200
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ac	2,754,575
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,116,949

	Total	24,911,769

Louisiana (3.1%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,551,050
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	918,240
850,000	5.000%, 12/1/2027	1,033,124
350,000	5.000%, 12/1/2029	415,587
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	456,851
1,520,000	5.000%, 11/1/2031	1,775,375
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,558,070
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,707,700
7,000,000	5.000%, 5/1/2045, Ser. B	7,901,320
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,590,553
800,000	5.000%, 9/1/2031[c]	934,184
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	4,881,988
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,320,980
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,775,075

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Louisiana (3.1%) - continued
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
$1,365,000	5.000%, 4/1/2030, Ser. B, AMT	$1,528,486
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,672,770
525,000	5.000%, 4/1/2033, Ser. B, AMT	581,564
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,628,543

	Total	49,231,460

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,144,290

	Total	1,144,290

Massachusetts (4.0%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,627,300
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	880,523
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,471,300
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	21,258,673
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,124,544
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,293,842
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,333,199
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,351,400

	Total	63,340,781

Michigan (1.9%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,182,200
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,122,250
	Grand Valley, MI State University General Rev.
1,045,000	5.750%, 12/1/2034[a]	1,091,210
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	776,048
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,189,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Michigan (1.9%) - continued
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
$4,000,000	5.250%, 5/15/2036[c]	$4,359,920
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,527,875
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,231,737
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
4,000,000	5.000%, 11/1/2044[e]	4,491,440
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,003,004

	Total	29,974,715

Minnesota (2.7%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,032,010
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	292,258
500,000	5.000%, 2/1/2034	572,230
750,000	5.000%, 2/1/2039	842,422
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,699,567
1,800,000	6.300%, 12/1/2040, Ser. 7J	2,017,944
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	239,622
150,000	5.000%, 10/1/2030	178,843
200,000	5.000%, 10/1/2032	236,024
175,000	5.000%, 10/1/2033	206,077
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,081,920
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,148,340
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,161,360
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,545,612
	St Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,999,940
	St. Cloud, MN Health Care Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,318,419

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Minnesota (2.7%) - continued
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
$1,000,000	5.750%, 7/1/2030, Ser. Ca	$1,118,760
5,745,000	5.750%, 7/1/2039[a]	6,671,324
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,258,240
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019[a]	238,880
1,500,000	5.250%, 5/15/2036[a]	1,557,915
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,917,533
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,177,860
1,000,000	5.000%, 1/1/2034, Ser. A	1,173,160
300,000	5.000%, 1/1/2035, Ser. A	350,541
1,000,000	5.000%, 1/1/2040, Ser. A	1,148,430
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	541,355

	Total	43,726,586

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,929,200
	Mississippi Development Bank S.O. (Desoto County Highway Construction Proj.)
3,180,000	5.000%, 1/1/2030	3,708,770

	Total	5,637,970

Missouri (0.9%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	7,788,000
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,742
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	892,337
925,000	5.000%, 2/15/2022	1,060,549
1,680,000	5.000%, 2/15/2034	1,840,138
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	915,930
1,000,000	5.000%, 7/1/2032, AMT	1,084,980

	Total	13,757,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
$2,830,000	5.000%, 10/1/2024	$2,917,475

	Total	2,917,475

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,265,720
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,935,050
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,548,355
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,545,769
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,606,472
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,154,060
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,544,924
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,905,221

	Total	24,505,571

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,045,020
2,000,000	5.000%, 10/1/2019	2,284,580

	Total	3,329,600

New Jersey (1.4%)
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,128,750
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,093,230
	New Jersey Transportation Trust Fund Auth. Rev.
5,350,000	5.250%, 6/15/2032, Ser. AA	5,908,059
1,000,000	5.250%, 6/15/2033, Ser. AA	1,101,010
1,600,000	5.250%, 6/15/2034, Ser. AA	1,756,352
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,626,420
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,211,800
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,077,491

	Total	21,903,112

New York (6.9%)
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,171
1,920,000	5.000%, 8/1/2032, Ser. A	2,302,003

Principal Amount	Long-Term Fixed Income (98.1%)	Value

New York (6.9%) - continued
	Metropolitan Transportation Auth. State Service Contract Refg.
$5,000,000	5.500%, 7/1/2017, Ser. A	$5,348,650
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,416,184
3,250,000	5.375%, 6/15/2043, Ser. EE	3,812,835
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,175,818
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,716,200
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,136,128
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	16,892
5,110,000	5.000%, 2/15/2029, Ser. A	5,716,353
5,000,000	5.000%, 3/15/2039, Ser. C	5,810,300
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,193,350
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,624,900
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
1,015,000	5.250%, 4/1/2016, Ser. Ec	1,023,891
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,304,137
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,362,420
2,500,000	5.000%, 9/1/2035	2,957,025
2,500,000	5.000%, 9/1/2036	2,946,500
5,000,000	5.000%, 9/1/2039	5,855,300
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B	3,051,713
1,000,000	5.250%, 11/15/2045, Ser. A	1,193,810

	Total	110,004,580

North Carolina (2.0%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,151,840
1,000,000	5.000%, 4/1/2033	1,149,020
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,807,693
2,580,000	5.000%, 1/1/2021, Ser. Aa	3,064,885
2,000,000	5.000%, 1/1/2026, Ser. Ba	2,241,520
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,881,466
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. Da	2,605,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

North Carolina (2.0%) - continued
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
$1,250,000	5.000%, 1/1/2030, Ser. A	$1,378,388
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	1,027,610
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,549,729
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,525,280
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,087,927

	Total	32,470,383

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,738,461
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,045,000	6.250%, 7/1/2021, Ser. B	2,054,489
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,938,280

	Total	6,731,230

Ohio (5.1%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,402,090
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	15,459,296
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,890,850
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,854,545
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,994,355
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,194,500
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	368,823
1,500,000	5.000%, 5/1/2037, Ser. A	1,699,140
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,387,875
1,750,000	5.500%, 8/15/2030	1,932,385
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,854,432
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,975,503
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,379,189

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Ohio (5.1%) - continued
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
$5,000,000	5.000%, 1/1/2034	$5,776,300
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,655,000	6.500%, 10/1/2020, Ser. B	1,860,865
2,745,000	5.000%, 12/1/2028	3,309,043
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[d]	7,311,600
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,563,340
10,000,000	5.500%, 2/15/2026, Ser. Ac	13,087,000
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,793,523

	Total	81,094,654

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,985,140
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,389,790
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. Aa	1,782,324
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	583,250

	Total	14,740,504

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	334,194
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,214,328
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,562,150

	Total	5,110,672

Pennsylvania (3.9%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,286,170
2,100,000	5.625%, 8/15/2039	2,355,381
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	3,009,390
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,021,650
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,999,120
1,520,000	Zero Coupon, 3/15/2017[c]	1,504,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Pennsylvania (3.9%) - continued
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
$2,750,000	5.000%, 1/1/2027[a]	$2,859,807
1,860,000	6.125%, 1/1/2029[a]	2,135,578
205,000	6.125%, 1/1/2029	231,943
2,455,000	5.000%, 1/1/2036[a]	2,553,028
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,686,351
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,422,850
	Pennsylvania State Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,436,230
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,185,454
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
9,860,000	Zero Coupon, 6/1/2033, Ser. Cc,d	12,412,458

	Total	63,100,393

South Carolina (2.3%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
330,000	5.000%, 3/1/2024, Ser. Be	387,453
425,000	5.000%, 3/1/2025, Ser. Be	503,357
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,300,574
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,181,288
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,301,440
2,890,000	5.000%, 10/1/2031, Ser. B	3,251,481
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,484,698
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,923,320
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	346,227
3,550,000	5.500%, 1/1/2038, Ser. Aa	4,024,315

	Total	36,704,153

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,176,740
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,152,230
820,000	5.000%, 9/1/2025	932,996

Principal Amount	Long-Term Fixed Income (98.1%)	Value

South Dakota (0.3%) - continued
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
$1,250,000	5.500%, 11/1/2040	$1,393,087

	Total	4,655,053

Tennessee (0.6%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	599,023
1,505,000	5.625%, 4/1/2038[a]	1,663,130
2,520,000	5.750%, 4/1/2041[a]	2,791,530
930,000	5.750%, 4/1/2041	1,004,986
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	615,400
450,000	5.000%, 11/1/2032	551,439
1,275,000	5.000%, 11/1/2034	1,546,549
250,000	5.000%, 11/1/2036	300,608

	Total	9,072,665

Texas (11.6%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,480,878
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,092,080
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,066,010
2,000,000	6.000%, 8/15/2043	2,387,480
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
2,605,000	5.000%, 8/15/2039[c]	2,988,743
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,591,000
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,749,280
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,147,800
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
6,900,000	0.010%, 10/1/2024[b]	6,900,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,376,551
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
3,300,000	0.010%, 3/1/2024[b]	3,300,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Texas (11.6%) - continued
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
$7,000,000	Zero Coupon, 8/15/2024[c]	$5,967,080
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,103,525
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	14,652,600
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,114,624
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,093,860
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,561,650
2,000,000	5.250%, 2/1/2029[c]	2,638,340
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,765,230
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,584,500
	North Texas Tollway Auth. System Rev. Refg.
545,000	5.625%, 1/1/2033, Ser. A	587,646
455,000	5.625%, 1/1/2033, Ser. Aa	497,343
5,000,000	5.000%, 1/1/2042, Ser. B	5,587,650
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,392,500
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,710,000	1.350%, 6/1/2033[b,c]	4,742,122
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,688,542
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,788,175
2,000,000	6.500%, 8/15/2039, Ser. A	2,245,860
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,326,000
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,204,799
1,000,000	5.125%, 6/1/2027	1,034,000

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Texas (11.6%) - continued
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
$2,000,000	5.000%, 8/15/2034[c]	$2,289,020
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,468,999
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,932,662
	State of Texas G.O. Refg.
7,500,000	5.000%, 10/1/2044, Ser. A	8,705,925
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,600,000	5.000%, 9/1/2030	3,016,702
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,400,438
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,237,000
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,119,000
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,093,200
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,026,331

	Total	184,945,145

Utah (1.0%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,295,830
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,766,740
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,539,522
1,610,000	5.000%, 5/15/2045, Ser. A	1,844,818
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,099,650

	Total	16,546,560

Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
1,000,000	5.000%, 12/1/2035, Ser. Ae	1,165,820
1,000,000	5.000%, 12/1/2036, Ser. Ae	1,161,980

	Total	2,327,800

Virginia (2.0%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,123,890
1,950,000	5.000%, 5/15/2044, Ser. A	2,239,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Virginia (2.0%) - continued
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
$2,510,000	5.250%, 8/15/2019	$2,713,009
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,641,200
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,222,760
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
10,365,000	6.000%, 1/1/2037, AMT	11,978,934

	Total	31,918,841

Washington (4.0%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,101,580
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,880,788
	Pierce County School District No. 10, Tacoma, WA G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,571,841
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	748,785
1,000,000	5.000%, 6/1/2020, AMT	1,146,010
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,179,670
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,493,926
12,095,000	5.000%, 8/1/2030, Ser. A	14,563,952
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	5,100,150
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,141,259
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,636,550
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,994,315
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,861,121
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,414,227
1,000,000	5.625%, 10/1/2040	1,076,870

	Total	63,911,044

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Wisconsin (1.2%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
$3,000,000	5.000%, 12/15/2035, Ser. Ac	$3,420,270
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,869,395
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	1,299,577
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,916,568
1,195,000	5.000%, 12/15/2039	1,352,155
2,500,000	5.000%, 12/15/2044	2,804,225

	Total	18,662,190

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,513,059
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
3,760,000	5.750%, 10/1/2020	4,089,414

	Total	7,602,473

	Total Long-Term Fixed Income (cost $1,430,599,267)	1,568,196,312

Principal Amount	Short-Term Investments (1.3%)[f]	Value

	Federal Home Loan Bank Discount Notes
8,000,000	0.255%, 2/16/2016	7,999,037
	U.S. Treasury Bills
12,000,000	0.200%, 2/11/2016	11,999,200

	Total Short-Term Investments (at amortized cost)	19,998,237

	Total Investments (cost $1,450,597,504) 99.4%	$1,588,194,549

	Other Assets and Liabilities, Net 0.7%	10,763,078

	Total Net Assets 100.0%	$1,598,957,627

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MUNICIPAL BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Definitions:
AGC	-	Assured Guaranty, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$137,926,142
Gross unrealized depreciation	(329,097)

Net unrealized appreciation (depreciation)	$137,597,045
Cost for federal income tax purposes	$1,450,597,504

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	214,430,699	–	214,430,699	–
Electric Revenue	52,220,011	–	52,220,011	–
Escrowed/Pre-refunded	206,297,990	–	206,297,990	–
General Obligation	204,951,095	–	204,951,095	–
Health Care	176,784,817	–	176,784,817	–
Housing Finance	10,211,062	–	10,211,062	–
Industrial Development Revenue	47,100,466	–	47,100,466	–
Other Revenue	264,746,613	–	264,746,613	–
Tax Revenue	47,275,843	–	47,275,843	–
Transportation	277,995,158	–	277,995,158	–
Water & Sewer	66,182,558	–	66,182,558	–
Short-Term Investments	19,998,237	–	19,998,237	–

Total	$1,588,194,549	$–	$1,588,194,549	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

GOVERNMENT BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value

Asset-Backed Securities (2.6%)
	Northstar Education Finance, Inc.
$586,348	1.127%, 12/26/2031[a,b]	$567,570
	U.S. Small Business Administration
922,210	3.191%, 3/10/2024	965,601

	Total	1,533,171

Collateralized Mortgage Obligations (0.7%)
	NCUA Guaranteed Notes
393,373	0.879%, 10/7/2020[b]	393,126

	Total	393,126

Energy (0.8%)
	Petroleos Mexicanos
475,000	2.378%, 4/15/2025	483,676

	Total	483,676

Financials (1.8%)
	Finnvera Oyj
100,000	2.375%, 6/4/2025[a]	99,928
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	990,085

	Total	1,090,013

Foreign Government (7.9%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	1,001,680
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	522,576
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	540,624
600,000	4.375%, 1/24/2044	736,607
	KFW
500,000	0.682%, 12/29/2017[b]	499,817
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	339,993
	Kommuninvest I Sverige AB
500,000	1.500%, 1/22/2019[a]	503,378
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	504,649

	Total	4,649,324

Mortgage-Backed Securities (7.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 2/1/2031[c]	416,938
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,700,000	3.500%, 2/1/2046[c]	1,780,385
1,500,000	4.000%, 2/1/2046[c]	1,602,522
450,000	4.500%, 2/1/2046[c]	489,164

	Total	4,289,009

U.S. Government and Agencies (74.5%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	506,492
	Federal Home Loan Mortgage Corporation
3,000,000	2.375%, 1/13/2022	3,119,802
	Federal National Mortgage Association
310,000	1.750%, 11/26/2019	315,706
1,000,000	1.875%, 12/28/2020	1,021,080

Principal Amount	Long-Term Fixed Income (97.4%)	Value

U.S. Government and Agencies (74.5%) - continued
$5,700,000	2.625%, 9/6/2024	$5,939,822
1,250,000	6.250%, 5/15/2029	1,764,384
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,525,799
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,221,610
500,000	5.375%, 2/15/2031	702,480
1,450,000	3.625%, 2/15/2044	1,714,286
	U.S. Treasury Bonds, TIPS
346,324	2.375%, 1/15/2025	401,095
356,944	2.125%, 2/15/2040	430,778
1,575,840	0.750%, 2/15/2042	1,426,833
	U.S. Treasury Notes
3,000,000	0.875%, 11/15/2017	3,004,452
500,000	1.250%, 12/15/2018	504,082
5,170,000	1.875%, 6/30/2020	5,302,885
1,500,000	2.000%, 7/31/2020	1,545,645
1,000,000	2.250%, 7/31/2021	1,041,953
1,500,000	2.125%, 9/30/2021	1,552,032
1,750,000	2.125%, 6/30/2022	1,805,440
5,200,000	2.250%, 11/15/2024	5,355,797
	U.S. Treasury Notes, TIPS
3,851,471	0.125%, 1/15/2023	3,764,912

	Total	43,967,365

Utilities (1.8%)
	John Sevier Combined Cycle Generation, LLC
945,431	4.626%, 1/15/2042	1,060,838

	Total	1,060,838

	Total Long-Term Fixed Income (cost $55,376,474)	57,466,522

Shares or Principal Amount	Short-Term Investments (9.1%)[d]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.020%, 2/17/2016[e]	99,990
	Federal National Mortgage Association Discount Notes
100,000	0.020%, 2/10/2016[e]	99,994
	Thrivent Cash Management Trust
5,192,834	0.270%	5,192,834

	Total Short-Term Investments (at amortized cost)	5,392,818

	Total Investments (cost $60,769,292) 106.5%	$62,859,340

	Other Assets and Liabilities, Net (6.5%)	(3,839,549)

	Total Net Assets 100.0%	$59,019,791

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $2,015,518 or 3.4% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

GOVERNMENT BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,519,591
Gross unrealized depreciation	(429,543)

Net unrealized appreciation (depreciation)	$2,090,048

Cost for federal income tax purposes	$60,769,292

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,533,171	–	1,533,171	–
Collateralized Mortgage Obligations	393,126	–	393,126	–
Energy	483,676	–	483,676	–
Financials	1,090,013	–	1,090,013	–
Foreign Government	4,649,324	–	4,649,324	–
Mortgage-Backed Securities	4,289,009	–	4,289,009	–
U.S. Government and Agencies	43,967,365	–	43,967,365	–
Utilities	1,060,838	–	1,060,838	–
Short-Term Investments	5,392,818	5,192,834	199,984	–

Total	$62,859,340	$5,192,834	$57,666,506	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	74,248	74,248	–	–

Total Asset Derivatives	$74,248	$74,248	$–	$–

Liability Derivatives
Futures Contracts	273,065	273,065	–	–

Total Liability Derivatives	$273,065	$273,065	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $199,984 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(11)	March 2016	($2,392,810)	($2,404,875)	($12,065)
5-Yr. U.S. Treasury Bond Futures	46	March 2016	5,476,658	5,550,906	74,248
10-Yr. U.S. Treasury Bond Futures	(36)	March 2016	(4,572,451)	(4,664,813)	(92,362)
30-Yr. U.S. Treasury Bond Futures	(15)	March 2016	(2,305,860)	(2,415,469)	(109,609)
Ultra Long Term U.S. Treasury Bond Futures	(7)	March 2016	(1,104,283)	(1,163,312)	(59,029)
Total Futures Contracts					($198,817)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

GOVERNMENT BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust- Collateral Investment	$818,750	$500	$819,250	–	$–	$23
Cash Management Trust- Short Term Investment	6,610,141	10,923,411	12,340,718	5,192,834	5,192,834	2,687
Total Value and Income Earned	$7,428,891				$5,192,834	$2,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value

Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$858,033	4.250%, 6/30/2019	$592,686

	Total	592,686

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
503,425	4.000%, 12/13/2019	418,159
	ADS Waste Holdings, Inc., Term Loan
876,582	3.750%, 10/9/2019	845,464
	Berry Plastics Group, Inc., Term Loan
690,475	3.500%, 2/8/2020	680,477

	Total	1,944,100

Communications Services (0.6%)
	Grande Communications Networks, LLC, Term Loan
692,266	4.500%, 5/29/2020	676,690
	Integra Telecom Holdings, Inc., Term Loan
885,599	5.250%, 8/14/2020	844,640
	LTS Buyer, LLC, Term Loan
546,000	4.000%, 4/13/2020	534,567
	NEP/NCP Holdco, Inc., Term Loan
690,626	4.250%, 1/22/2020	655,231
	NTelos, Inc., Term Loan
545,894	5.750%, 11/9/2019	543,165
	TNS, Inc., Term Loan
530,956	5.000%, 2/14/2020	520,836
	Univision Communications, Inc., Term Loan
885,176	4.000%, 3/1/2020	862,568

	Total	4,637,697

Consumer Cyclical (0.8%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,283	4.250%, 8/13/2021	494,441
	Ceridian HCM Holding, Inc., Term Loan
539,413	4.500%, 9/15/2020	465,692
	Chrysler Group, LLC, Term Loan
690,127	3.500%, 5/24/2017	687,111
	J.C. Penney Corporation, Inc., Term Loan
911,625	6.000%, 5/22/2018	889,974
	MGM Resorts International, Term Loan
767,665	3.500%, 12/20/2019	759,988
	Mohegan Tribal Gaming Authority, Term Loan
1,082,943	5.500%, 6/15/2018	1,048,137
	ROC Finance, LLC, Term Loan
694,025	5.000%, 6/20/2019	615,080
	Scientific Games International, Inc., Term Loan
916,300	6.000%, 10/18/2020	818,687
	Seminole Hard Rock Entertainment, Inc., Term Loan
346,125	3.500%, 5/14/2020	338,337

	Total	6,117,447

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
464,627	5.500%, 3/21/2019	459,720

Principal Amount	Bank Loans (2.8%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
	JBS USA, LLC, Term Loan
$492,252	3.750%, 5/25/2018	$487,330
	Supervalu, Inc., Term Loan
1,380,541	4.500%, 3/21/2019	1,324,698

	Total	2,271,748

Energy (0.1%)
	Arch Coal, Inc., Term Loan
545,888	0.000%, 5/16/2018[b]	160,884
	Offshore Group Investment, Ltd., Term Loan
346,125	0.000%, 3/28/2019[c]	58,696
	Pacific Drilling SA, Term Loan
887,250	4.500%, 6/3/2018	226,985

	Total	446,565

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
439,143	7.000%, 5/22/2018	414,257
	WaveDivision Holdings, LLC, Term Loan
688,700	4.000%, 10/15/2019	675,498

	Total	1,089,755

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,063,437	5.000%, 9/10/2020	848,283
	First Data Corporation, Term Loan
935,000	3.927%, 3/23/2018	921,947

	Total	1,770,230

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.250%, 6/27/2020	1,011,550

	Total	1,011,550

Utilities (0.1%)
	Calpine Corporation, Term Loan
156,800	4.000%, 10/31/2020	152,017
	Intergen NV, Term Loan
887,250	5.500%, 6/15/2020	791,871

	Total	943,888

	Total Bank Loans (cost $23,424,736)	20,825,666

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (11.4%)
	American Homes 4 Rent
2,623,683	1.676%, 6/17/2031[d,e]	2,575,199
	BA Credit Card Trust
3,850,000	0.806%, 6/15/2021[e]	3,843,788
	Bayview Opportunity Master Fund Trust
1,729,851	3.228%, 7/28/2034*,f	1,727,872
	Betony CLO, Ltd.
2,750,000	2.132%, 4/15/2027*,[e]	2,721,965
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,256,945
	Chase Issuance Trust
2,975,000	1.590%, 2/18/2020	2,997,948
2,225,000	1.620%, 7/15/2020	2,241,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (11.4%) - continued
	Chesapeake Funding, LLC
$308,401	0.872%, 5/7/2024[d,e]	$308,288
939,977	0.872%, 1/7/2025[d,e]	939,603
	Citibank Credit Card Issuance Trust
4,275,000	1.020%, 2/22/2019	4,277,845
	Commonbond Student Loan Trust
1,067,054	3.200%, 6/25/2032*	1,062,168
	Credit Based Asset Servicing and Securitization, LLC
704,468	3.544%, 12/25/2036[f]	494,711
	Edlinc Student Loan Funding Trust
1,520,916	3.360%, 10/1/2025*,e	1,521,106
	First Franklin Mortgage Loan Asset- Backed Certificates
86,027	5.500%, 3/25/2036*,c	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[d]	2,913,361
	FRS, LLC
2,039,639	1.800%, 4/15/2043*	2,003,950
	GMAC Mortgage Corporation Loan Trust
288,446	0.602%, 8/25/2035[e,g]	269,358
412,371	5.750%, 10/25/2036[g]	399,327
791,051	0.602%, 12/25/2036[e,g]	689,982
	Golden Credit Card Trust
4,800,000	0.676%, 2/15/2018[d,e]	4,799,544
1,500,000	0.856%, 9/15/2018[d,e]	1,499,700
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	2.128%, 10/29/2026*,e	2,968,956
	J.P. Morgan Mortgage Trust
709,273	2.824%, 2/25/2036	623,169
	Mortgage Equity Conversion Asset Trust
1,877,817	0.930%, 1/25/2042*,e	1,596,144
1,899,943	0.780%, 2/25/2042*,e	1,614,952
	Motor plc
896,167	0.907%, 8/25/2021[d,e]	895,390
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019*	1,991,089
	Northstar Education Finance, Inc.
2,345,393	1.127%, 12/26/2031[d,e]	2,270,279
	OZLM VIII, Ltd.
3,050,000	2.060%, 10/17/2026*,e	3,013,558
	Race Point IX CLO, Ltd.
1,200,000	2.132%, 4/15/2027*,e	1,193,623
	Renaissance Home Equity Loan Trust
1,476,136	5.608%, 5/25/2036[f]	943,469
717,688	5.285%, 1/25/2037[f]	375,560
	Selene Non-Performing Loans, LLC
948,122	2.981%, 5/25/2054*,f	938,791
	SLM Student Loan Trust
1,713,540	1.026%, 8/15/2022[d,e]	1,709,813
910,651	1.176%, 10/16/2023[d,e]	910,383
1,105,493	0.827%, 3/25/2025[e]	1,066,813
2,701,951	0.947%, 3/25/2026[e]	2,669,800
1,800,000	1.476%, 5/17/2027[d,e]	1,783,973
	SoFi Professional Loan Program, LLC
2,593,351	2.420%, 3/25/2030[d]	2,581,852
1,780,350	2.510%, 8/25/2033[d]	1,769,059
	U.S. Residential Opportunity Fund III Trust
1,682,792	3.721%, 1/27/2035*	1,669,903

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Asset-Backed Securities (11.4%) - continued
	Vericrest Opportunity Loan Transferee
$2,070,381	3.500%, 6/26/2045[d,f]	$2,041,718
781,292	3.375%, 10/26/2054[d]	770,315
	Wachovia Asset Securitization, Inc.
512,563	0.567%, 7/25/2037*,e,g	429,905
	World Financial Network Credit Card Master Trust
1,800,000	0.806%, 12/15/2019[e]	1,800,101
4,000,000	0.910%, 3/16/2020	3,998,774
	World Omni Master Owner Trust
3,600,000	0.776%, 2/15/2018[d,e]	3,599,765

	Total	84,771,262

Basic Materials (0.5%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	853,803
	Freeport-McMoRan, Inc.
830,000	3.550%, 3/1/2022	354,825
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[d]	1,994,547
	Glencore Funding, LLC
825,000	1.680%, 4/16/2018[d,e]	672,652

	Total	3,875,827

Capital Goods (0.6%)
	Lockheed Martin Corporation
1,355,000	2.500%, 11/23/2020	1,365,772
	Pentair Finance SA
1,250,000	3.625%, 9/15/2020	1,269,066
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,595,691
	Textron, Inc.
350,000	3.875%, 3/1/2025	349,629

	Total	4,580,158

Collateralized Mortgage Obligations (10.0%)
	Alm Loan Funding CLO
3,050,000	2.051%, 10/17/2026*,e	3,018,351
	American Home Mortgage Assets Trust
1,170,408	1.205%, 11/25/2046[e]	563,995
	Apidos CLO XVIII
3,000,000	2.033%, 7/22/2026*,e	2,978,227
	Babson CLO, Ltd.
3,050,000	2.010%, 10/17/2026*,e	3,006,711
	BCAP, LLC Trust
1,834,779	0.607%, 3/25/2037[e]	1,530,576
	Bear Stearns Adjustable Rate Mortgage Trust
421,460	2.660%, 10/25/2035[e]	413,397
	Birchwood Park CLO, Ltd.
3,050,000	2.062%, 7/15/2026*,e	3,019,184
	BlueMountain CLO, Ltd.
3,050,000	2.102%, 10/15/2026*,e	3,024,449
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.920%, 7/20/2023*,e	2,989,452
3,000,000	2.122%, 10/15/2026*,e	2,979,383
	Cent CLO 16, LP
3,050,000	1.579%, 8/1/2024*,e	3,040,072
	Cent CLO 22, Ltd.
3,000,000	1.824%, 11/7/2026*,e	2,964,549
	Countrywide Alternative Loan Trust
375,708	5.500%, 11/25/2035	370,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (10.0%) - continued
$305,998	5.500%, 2/25/2036	$289,515
451,267	6.000%, 1/25/2037	413,863
	Countrywide Home Loans, Inc.
682,269	2.626%, 3/20/2036	586,913
662,213	2.569%, 9/20/2036	566,404
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,225,267	1.055%, 4/25/2047[e]	1,041,990
	Dryden 34 Senior Loan Fund CLO
3,050,000	2.052%, 10/15/2026*,e	3,018,397
	HarborView Mortgage Loan Trust
1,136,256	2.202%, 6/19/2034	1,109,313
	HomeBanc Mortgage Trust
710,309	2.234%, 4/25/2037	534,856
	Impac CMB Trust
1,312,508	0.947%, 4/25/2035[e]	1,202,832
501,767	1.067%, 8/25/2035[e]	441,561
	J.P. Morgan Alternative Loan Trust
991,788	2.246%, 3/25/2036	827,260
	J.P. Morgan Mortgage Trust
412,873	3.140%, 10/25/2036	370,095
	Madison Park Funding XIV CLO, Ltd.
3,350,000	2.074%, 7/20/2026*,e	3,319,776
	Master Asset Securitization Trust
803,620	0.927%, 6/25/2036[e]	451,712
	MLCC Mortgage Investors, Inc.
1,373,390	1.087%, 8/25/2029[e]	1,364,584
	MortgageIT Trust
1,291,925	0.687%, 12/25/2035[e]	1,166,925
	NCUA Guaranteed Notes
2,391,706	0.879%, 10/7/2020[e]	2,390,211
1,464,670	0.774%, 12/7/2020[e]	1,461,199
	Neuberger Berman CLO, Ltd.
2,400,000	1.804%, 8/4/2025*,e	2,372,527
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	1.796%, 8/12/2026*,e	3,010,951
	Residential Accredit Loans, Inc. Trust
603,894	3.639%, 9/25/2035	499,885
	Sequoia Mortgage Trust
2,418,073	1.269%, 9/20/2034[e]	2,322,699
	Symphony CLO VIII, Ltd.
2,964,692	1.717%, 1/9/2023*,e	2,954,704
	Voya CLO 3, Ltd.
3,050,000	2.039%, 7/25/2026*,e	3,018,645
	Wachovia Mortgage Loan Trust, LLC
447,055	2.913%, 5/20/2036	391,229
	WaMu Mortgage Pass Through Certificates
385,381	0.717%, 10/25/2045[e]	354,053
1,032,026	1.165%, 10/25/2046[e]	811,213
1,276,180	1.076%, 12/25/2046[e]	981,951
1,200,510	1.025%, 1/25/2047[e]	965,333
	Washington Mutual Mortgage Pass Through Certificates
789,049	1.205%, 9/25/2046[e]	523,855
1,367,734	1.035%, 2/25/2047[e]	966,121
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,992,041
	Wells Fargo Mortgage Backed Securities Trust
720,837	2.781%, 3/25/2036	713,962

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Collateralized Mortgage Obligations (10.0%) - continued
$615,652	2.815%, 3/25/2036	$595,629

	Total	73,930,744

Commercial Mortgage-Backed Securities (5.3%)
	Bear Stearns Commercial Mortgage Securities Trust
2,700,000	5.568%, 10/12/2041	2,747,222
	Bear Stearns Commercial Mortgage Securities, Inc.
1,418,525	5.331%, 2/11/2044	1,454,606
	Citigroup Commercial Mortgage Trust
750,000	5.898%, 12/10/2049	773,998
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,593,436	5.322%, 12/11/2049	2,642,013
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.474%, 6/8/2030[d,e]	3,992,832
922,964	5.306%, 12/10/2046	938,896
	Credit Suisse First Boston Mortgage Securities
3,674,000	5.542%, 1/15/2049	3,756,434
	Credit Suisse Mortgage Capital Certificates
1,278,751	5.467%, 9/15/2039	1,289,248
	Federal National Mortgage Association
1,463,549	1.272%, 1/25/2017	1,463,593
	GS Mortgage Securities Trust
5,577,997	2.999%, 8/10/2044	5,594,336
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,600,000	1.376%, 12/15/2028[d,e]	3,599,518
2,924,272	5.429%, 12/12/2043	2,965,178
	Morgan Stanley Capital I
1,774,289	3.224%, 7/15/2049	1,787,447
	Morgan Stanley Capital, Inc.
2,386,356	5.406%, 3/15/2044	2,445,403
	SCG Trust
2,575,000	1.826%, 11/15/2026[d,e]	2,579,047
	Wachovia Bank Commercial Mortgage Trust
807,063	5.765%, 7/15/2045	806,363

	Total	38,836,134

Communications Services (3.0%)
	America Movil SAB de CV
2,400,000	1.502%, 9/12/2016[e]	2,400,190
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,804,109
	AT&T, Inc.
1,400,000	1.533%, 6/30/2020[e]	1,386,972
1,600,000	2.800%, 2/17/2021[h]	1,593,952
	CCO Safari II, LLC
1,142,000	3.579%, 7/23/2020[d]	1,148,440
1,142,000	4.464%, 7/23/2022[d]	1,144,046
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021[h]	251,455
	Crown Castle Towers, LLC
850,000	4.174%, 8/15/2017[d]	866,939
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,500,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Communications Services (3.0%) - continued
	Moody’s Corporation
$1,250,000	2.750%, 7/15/2019	$1,275,561
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[d]	1,755,537
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[d]	1,120,331
	Verizon Communications, Inc.
1,350,000	2.042%, 9/15/2016[e]	1,357,947
1,000,000	0.877%, 6/9/2017[e]	996,270
2,080,000	1.296%, 6/17/2019[e]	2,061,353
1,425,000	3.000%, 11/1/2021	1,433,939

	Total	22,097,806

Consumer Cyclical (1.0%)
	CVS Health Corporation
870,000	2.250%, 8/12/2019	876,248
	Daimler Finance North America, LLC
2,250,000	1.044%, 8/3/2017[d,e]	2,248,002
	Home Depot, Inc.
675,000	0.882%, 9/15/2017[e]	676,294
1,600,000	4.400%, 4/1/2021	1,779,912
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	228,959
	Yale University
1,250,000	2.086%, 4/15/2019	1,278,296

	Total	7,087,711

Consumer Non-Cyclical (6.4%)
	Actavis Funding SCS
1,995,000	1.757%, 3/12/2020[e]	1,994,633
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	501,600
	Amgen, Inc.
1,325,000	2.125%, 5/1/2020	1,312,557
	Anheuser-Busch Inbev Finance, Inc.
2,000,000	1.879%, 2/1/2021[e]	2,012,786
	BAT International Finance plc
1,905,000	1.022%, 6/15/2018[d,e]	1,893,656
	Baxter International, Inc.
1,375,000	5.375%, 6/1/2018	1,477,281
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[d]	1,013,807
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,857,499
	Bunge Limited Finance Corporation
1,100,000	3.500%, 11/24/2020	1,117,108
	Cardinal Health, Inc.
1,035,000	1.950%, 6/15/2018	1,032,039
	Celgene Corporation
1,050,000	3.550%, 8/15/2022	1,065,136
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,164,738
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,115,167
	EMD Finance, LLC
1,980,000	0.876%, 3/17/2017[d,e]	1,974,749
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[d]	2,373,032
	Gilead Sciences, Inc.
1,000,000	2.550%, 9/1/2020	1,012,563
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,593,136
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[d]	1,523,571

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Consumer Non-Cyclical (6.4%) - continued
	Japan Tobacco, Inc.
$2,500,000	2.100%, 7/23/2018[d]	$2,517,240
	JM Smucker Company
1,235,000	2.500%, 3/15/2020	1,241,400
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,392,154
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,167,280
	Merck & Company, Inc.
1,490,000	0.716%, 2/10/2020[e]	1,478,527
	Mondelez International, Inc.
1,484,000	0.849%, 2/1/2019[e]	1,458,952
	Mylan NV
1,450,000	3.750%, 12/15/2020[d]	1,466,413
	PepsiCo, Inc.
1,000,000	1.850%, 4/30/2020	1,004,653
	Reynolds American, Inc.
830,000	3.250%, 6/12/2020	851,505
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,016,356
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,051,656
3,000,000	2.100%, 7/30/2020[i]	3,047,289
	Zoetis, Inc.
1,100,000	3.450%, 11/13/2020	1,115,965

	Total	46,844,448

Energy (2.6%)
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,258,773
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,993,538
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,083,501
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	975,351
	Enbridge, Inc.
1,375,000	0.866%, 6/2/2017[e]	1,310,673
	Exxon Mobil Corporation
1,465,000	0.822%, 3/6/2022[e]	1,432,064
	Marathon Petroleum Corporation
1,400,000	3.400%, 12/15/2020	1,354,997
	Petroleos Mexicanos
850,000	5.500%, 2/4/2019[d,h]	861,688
1,615,000	2.378%, 4/15/2025	1,644,500
	Pioneer Natural Resources Company
1,005,000	3.450%, 1/15/2021	941,929
	Schlumberger Holdings Corporation
1,400,000	3.000%, 12/21/2020[d]	1,369,369
	Shell International Finance BV
1,400,000	0.806%, 5/11/2020[e]	1,359,123
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,561,847
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026[d]	677,768

	Total	18,825,121

Financials (18.4%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020[d]	1,661,092
	ACE INA Holdings, Inc.
150,000	2.875%, 11/3/2022	151,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (18.4%) - continued
	Aflac, Inc.
$1,650,000	2.400%, 3/16/2020	$1,674,946
	American Express Credit Corporation
2,080,000	1.083%, 3/18/2019[e]	2,055,604
650,000	1.552%, 9/14/2020[e]	646,642
	American International Group, Inc.
1,150,000	2.300%, 7/16/2019	1,153,984
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	984,883
	Ares Capital Corporation
1,100,000	3.875%, 1/15/2020	1,120,518
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[d]	1,110,663
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,449,329
1,000,000	1.656%, 3/22/2018[e]	1,000,599
1,775,000	1.482%, 4/1/2019[e]	1,753,279
900,000	4.000%, 1/22/2025	879,552
900,000	6.100%, 12/29/2049[j]	915,030
	Bank of America NA
1,000,000	5.300%, 3/15/2017	1,036,490
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[j]	452,550
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[d]	1,147,864
	BB&T Corporation
1,220,000	1.337%, 1/15/2020[e]	1,210,002
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,610,323
	Caisse Centrale Desjardins du Quebec
1,760,000	1.283%, 1/29/2018[d,e]	1,755,582
	Citigroup, Inc.
1,475,000	1.390%, 4/8/2019[e]	1,461,688
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,235,206
	CoBank ACB
1,560,000	1.112%, 6/15/2022*,e	1,477,793
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,400,000	2.500%, 1/19/2021	1,405,880
650,000	4.625%, 12/1/2023	673,449
	Credit Agricole SA
1,350,000	1.422%, 4/15/2019[d,e]	1,346,450
1,450,000	1.457%, 6/10/2020[d,e]	1,446,877
950,000	8.125%, 12/29/2049[d,j]	949,430
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,593,750
810,000	7.500%, 12/11/2049[d,j]	831,530
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,951,100
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,253,193
	DRB Prime Student Loan Trust
2,086,632	2.327%, 10/27/2031*,e	2,059,706
	European Investment Bank
1,500,000	1.250%, 5/15/2018	1,503,480
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,159,931
	Goldman Sachs Group, Inc.
1,525,000	1.462%, 11/15/2018[e]	1,523,173
1,755,000	1.779%, 4/23/2020[e]	1,744,370
1,125,000	2.012%, 11/29/2023[e]	1,130,337
1,550,000	5.375%, 12/29/2049[j]	1,513,188

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (18.4%) - continued
	HCP, Inc.
$1,210,000	4.000%, 12/1/2022	$1,222,543
	Hospitality Properties Trust
1,600,000	4.250%, 2/15/2021	1,589,386
	HSBC Holdings plc
1,125,000	6.375%, 12/29/2049[i,j]	1,084,061
	HSBC USA, Inc.
1,530,000	0.893%, 6/23/2017[e]	1,522,009
	ING Bank NV
2,250,000	1.334%, 8/17/2020[d,e]	2,257,630
500,000	2.625%, 12/5/2022[d]	505,682
	ING Capital Funding Trust III
715,000	4.207%, 12/29/2049[e,j]	706,062
	ING Groep NV
1,350,000	6.000%, 12/31/2045[i,j]	1,308,656
	Inter-American Development Bank
2,500,000	0.464%, 2/11/2016[e]	2,499,882
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[d]	1,438,656
	J.P. Morgan Chase & Company
3,100,000	1.519%, 1/25/2018[e]	3,101,423
1,400,000	2.250%, 1/23/2020	1,388,520
1,250,000	3.875%, 9/10/2024	1,242,559
1,075,000	7.900%, 4/29/2049[j]	1,085,078
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,014,973
	KeyBank NA
2,250,000	0.934%, 6/1/2018[e]	2,242,229
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	704,301
	Lloyds Bank plc
1,985,000	1.038%, 3/16/2018[e]	1,976,478
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[d]	353,606
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[d]	2,345,884
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[d]	703,530
	Morgan Stanley
1,755,000	1.761%, 1/27/2020[e]	1,739,451
1,425,000	5.000%, 11/24/2025	1,502,675
1,000,000	5.450%, 12/29/2049[j]	965,000
900,000	5.550%, 12/29/2049[j]	890,438
	New York Life Global Funding
550,000	1.550%, 11/2/2018[d]	548,446
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[d]	1,128,809
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,159,736
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,003,638
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[d]	1,408,742
	Royal Bank of Scotland Group plc
1,765,000	1.543%, 3/31/2017[e]	1,757,082
	Santander UK plc
850,000	3.125%, 1/8/2021	860,501
500,000	5.000%, 11/7/2023[d]	521,406
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,371,329
1,400,000	2.500%, 7/15/2021	1,407,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Financials (18.4%) - continued
	Skandinaviska Enskilda Banken AB
$2,500,000	1.375%, 5/29/2018[d]	$2,489,400
	SLM Corporation
500,000	4.625%, 9/25/2017	491,250
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,997,394
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	945,687
	State Street Corporation
2,062,000	1.264%, 8/18/2020[e]	2,061,763
	Sumitomo Mitsui Banking Corporation
2,075,000	1.200%, 1/16/2018[e]	2,064,932
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[d]	1,501,463
	Svensk Exportkredit AB
2,500,000	0.919%, 1/23/2017[e]	2,504,068
	Svenska Handelsbanken AB
500,000	1.016%, 6/17/2019[e]	495,006
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,750,551
	Synchrony Financial
1,175,000	1.564%, 2/3/2020[e]	1,154,416
1,230,000	3.750%, 8/15/2021	1,232,226
	Toronto-Dominion Bank
1,400,000	1.432%, 12/14/2020[e]	1,399,798
	UBS AG
2,000,000	1.303%, 3/26/2018[e]	1,994,366
	USB Group Funding Jersey, Ltd.
1,750,000	2.034%, 9/24/2020[d,e]	1,747,499
	USB Realty Corporation
1,200,000	1.769%, 12/29/2049[d,e,j]	1,020,000
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,521,618
500,000	5.650%, 5/15/2053	485,000
	Wells Fargo & Company
1,760,000	1.298%, 1/30/2020[e]	1,749,785
925,000	3.450%, 2/13/2023	933,892
900,000	4.100%, 6/3/2026	912,787
900,000	5.875%, 12/31/2049[j]	948,690
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,490,637
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	888,574

	Total	135,370,399

Foreign Government (1.0%)
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[d]	230,063
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[d]	1,004,918
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[d]	1,191,375
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,733,017
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[d]	2,759,939
	Mexico Government International Bond
275,000	3.500%, 1/21/2021	278,575

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Foreign Government (1.0%) - continued
	Poland Government International Bond
$125,000	4.000%, 1/22/2024	$130,741

	Total	7,328,628

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,670,000	3.000%, 2/1/2031[h]	6,952,433
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
277,202	6.500%, 9/1/2037	315,775
3,670,000	4.000%, 2/1/2046[h]	3,917,874
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,961,095	2.250%, 6/25/2025	2,000,432
14,900,000	3.500%, 2/1/2031[h]	15,746,122
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
551,152	6.000%, 8/1/2024	623,436
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
385,046	5.559%, 9/1/2037[e]	409,877
189,494	5.196%, 10/1/2037[e]	193,352
2,714,758	2.075%, 1/1/2043[e]	2,777,671
4,687,025	1.730%, 7/1/2043[e]	4,792,095

	Total	37,729,067

Technology (1.8%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,128,957
	Apple, Inc.
2,450,000	0.637%, 5/6/2019[e]	2,436,643
1,400,000	0.659%, 5/6/2020[e]	1,385,369
	Automatic Data Processing, Inc.
850,000	2.250%, 9/15/2020	862,451
	Cisco Systems, Inc.
1,905,000	0.914%, 3/1/2019[e]	1,904,150
	Hewlett Packard Enterprise Company
2,200,000	2.543%, 10/5/2018[d,e]	2,206,200
	Intel Corporation
745,000	3.100%, 7/29/2022	770,935
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,310,182
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	995,696

	Total	13,000,583

Transportation (1.9%)
	Air Canada Pass Through Trust
1,200,000	3.875%, 3/15/2023[d]	1,131,000
	American Airlines Pass Through Trust
1,043,711	5.600%, 7/15/2020[d]	1,056,757
1,260,235	4.950%, 1/15/2023	1,332,699
863,169	3.700%, 5/1/2023	834,495
	British Airways plc
1,403,788	4.625%, 6/20/2024[d]	1,466,958
	Continental Airlines, Inc.
1,753,906	4.150%, 4/11/2024	1,806,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Transportation (1.9%) - continued
	CSX Corporation
$400,000	3.700%, 11/1/2023	$414,826
	Delta Air Lines, Inc.
586,678	4.750%, 5/7/2020	614,545
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,213,358
	TTX Company
1,750,000	2.250%, 2/1/2019[d]	1,756,055
650,000	4.125%, 10/1/2023*	689,485
	US Airways Pass Through Trust
904,619	3.950%, 11/15/2025	915,927
	Virgin Australia Holdings, Ltd.
1,036,686	5.000%, 10/23/2023[d]	1,067,787

	Total	14,300,591

U.S. Government and Agencies (23.1%)
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	752,595
3,050,000	1.250%, 10/2/2019	3,052,653
	Federal National Mortgage Association
5,000,000	1.750%, 11/26/2019	5,092,040
4,000,000	1.625%, 1/21/2020	4,051,836
6,000,000	1.875%, 12/28/2020[i]	6,126,480
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	16,859,532
690,000	3.000%, 5/15/2042	729,863
9,500,000	3.625%, 2/15/2044	11,231,527
	U.S. Treasury Bonds, TIPS
17,222,360	0.125%, 4/15/2019	17,313,174
	U.S. Treasury Notes
23,500,000	0.625%, 10/15/2016	23,508,272
34,000,000	0.875%, 11/15/2017	34,050,456
3,350,000	1.500%, 10/31/2019	3,392,006
18,225,000	1.875%, 6/30/2020	18,693,437
11,050,000	2.125%, 6/30/2022	11,400,064
2,570,000	1.625%, 8/15/2022	2,572,411
	U.S. Treasury Notes, TIPS
6,817,330	0.125%, 1/15/2022	6,736,729
5,142,150	0.125%, 1/15/2023	5,026,585

	Total	170,589,660

Utilities (2.4%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,110,548
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	497,352
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,257,765
	DTE Energy Company
570,000	2.400%, 12/1/2019	574,191
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[d,j]	896,250
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,260,099
1,250,000	1.450%, 5/1/2018	1,245,301
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,351,473
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,101,152
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	174,101

Principal Amount	Long-Term Fixed Income (94.6%)	Value

Utilities (2.4%) - continued
	National Rural Utilities Cooperative Finance Corporation
$850,000	4.750%, 4/30/2043	$818,125
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,508,003
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,072,987
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,763,314
1,420,000	2.400%, 3/15/2020	1,386,312
	Southern California Edison Company
845,000	2.400%, 2/1/2022	847,992

	Total	17,864,965

	Total Long-Term Fixed Income (cost $700,267,983)	697,033,104

Shares	Preferred Stock (0.5%)	Value

Financials (0.4%)
54,000	Citigroup, Inc., 6.69190%[e]	1,380,780
26,000	Discover Financial Services, 6.500%[j]	674,700
7,350	Farm Credit Bank of Texas, 6.750%[d,j]	784,153

	Total	2,839,633

Utilities (0.1%)
44,000	Southern California Edison Company Trust IV, 5.375%[j]	1,177,440

	Total	1,177,440

	Total Preferred Stock (cost $3,974,360)	4,017,073

Shares	Collateral Held for Securities Loaned (1.3%)	Value

9,784,847	Thrivent Cash Management Trust	9,784,847

	Total Collateral Held for Securities Loaned (cost $9,784,847)	9,784,847

Shares or Principal Amount	Short-Term Investments (5.4%)[k]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.260%, 2/22/2016[l]	299,950
	Federal National Mortgage Association Discount Notes
800,000	0.250%, 2/10/2016[l]	799,939
	Thrivent Cash Management Trust
38,321,981	0.270%	38,321,981

	Total Short-Term Investments (at amortized cost)	39,421,870

	Total Investments (cost $776,873,796) 104.6%	$771,082,560

	Other Assets and Liabilities, Net (4.6%)	(34,148,416)

	Total Net Assets 100.0%	$736,934,144

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	Defaulted security. Interest is not being accrued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2016, the value of these investments was $122,727,497 or 16.7% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 29, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of January 29, 2016 was $74,381,228 or 10.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	1,728,033
Betony CLO, Ltd., 4/15/2027	2/25/2015	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,510,784
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,066,783
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,086,632
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,532,200
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	2,039,384

Security	Acquisition Date	Cost
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	$2,997,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,899,943
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,877,817
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	1,999,644
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	948,122
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,964,692
TTX Company, 10/1/2023	9/19/2013	649,993
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,682,792
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	512,563

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of January 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$9,686,968

Total lending	$9,686,968
Gross amount payable upon return of collateral for securities loaned	$9,784,847

Net amounts due to counterparty	$97,879

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,574,076
Gross unrealized depreciation	(12,365,312)

Net unrealized appreciation (depreciation)	($5,791,236)

Cost for federal income tax purposes	$776,873,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	592,686	–	592,686	–
Capital Goods	1,944,100	–	1,944,100	–
Communications Services	4,637,697	–	4,094,532	543,165
Consumer Cyclical	6,117,447	–	6,117,447	–
Consumer Non-Cyclical	2,271,748	–	2,271,748	–
Energy	446,565	–	446,565	–
Financials	1,089,755	–	1,089,755	–
Technology	1,770,230	–	1,770,230	–
Transportation	1,011,550	–	1,011,550	–
Utilities	943,888	–	943,888	–
Long-Term Fixed Income
Asset-Backed Securities	84,771,262	–	81,560,166	3,211,096
Basic Materials	3,875,827	–	3,875,827	–
Capital Goods	4,580,158	–	4,580,158	–
Collateralized Mortgage Obligations	73,930,744	–	73,930,744	–
Commercial Mortgage-Backed Securities	38,836,134	–	38,836,134	–
Communications Services	22,097,806	–	20,503,854	1,593,952
Consumer Cyclical	7,087,711	–	7,087,711	–
Consumer Non-Cyclical	46,844,448	–	46,844,448	–
Energy	17,180,621	–	17,180,621	–
Financials	135,370,399	–	133,781,013	1,589,386
Foreign Government	7,328,628	–	7,328,628	–
Mortgage-Backed Securities	37,729,067	–	37,729,067	–
Technology	13,000,583	–	13,000,583	–
Transportation	14,300,591	–	14,300,591	–
U.S. Government and Agencies	172,234,160	–	172,234,160	–
Utilities	17,864,965	–	17,864,965	–
Preferred Stock
Financials	2,839,633	2,055,480	784,153	–
Utilities	1,177,440	1,177,440	–	–
Collateral Held for Securities Loaned	9,784,847	9,784,847	–	–
Short-Term Investments	39,421,870	38,321,981	1,099,889	–

Total	$771,082,560	$51,339,748	$712,805,213	$6,937,599

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,986,564	1,986,564	–	–

Total Liability Derivatives	$1,986,564	$1,986,564	$–	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Limited Maturity Bond Fund’s futures contracts held as of January 29, 2016. Investments and/or cash totaling $1,099,889 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(120)	March 2016	($14,230,878)	($14,480,626)	($249,748)
10-Yr. U.S. Treasury Bond Futures	(260)	March 2016	(32,789,663)	(33,690,313)	(900,650)
30-Yr. U.S. Treasury Bond Futures	(85)	March 2016	(13,053,878)	(13,687,657)	(633,779)
Ultra Long Term U.S. Treasury Bond Futures	(24)	March 2016	(3,786,113)	(3,988,500)	(202,387)
Total Futures Contracts					($1,986,564)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at January 29, 2016	Value January 29, 2016	Income Earned November 1, 2015 - January 29, 2016
Cash Management Trust-Collateral Investment	$4,701,470	$9,948,197	$4,864,820	9,784,847	$9,784,847	$3,373
Cash Management Trust-Short Term Investment	35,527,966	51,560,297	48,766,282	38,321,981	38,321,981	19,586
Total Value and Income Earned	$40,229,436				$48,106,828	$22,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MONEY MARKET FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Government Agency Debt (89.3%)[a]	Value

	Federal Agricultural Mortgage Corporation
$11,590,000	0.210%, 2/1/2016	$11,589,865
2,710,000	0.320%, 3/15/2016	2,708,916
4,245,000	0.343%, 4/29/2016	4,241,363
3,700,000	0.410%, 5/11/2016	3,695,702
4,250,000	0.619%, 1/25/2017[b]	4,250,000
	Federal Farm Credit Bank
6,280,000	0.490%, 2/16/2016[b]	6,280,324
4,230,000	0.492%, 3/31/2016[b]	4,229,978
2,300,000	0.483%, 6/30/2016[b]	2,299,969
	Federal Home Loan Bank
3,800,000	0.361%, 2/4/2016	3,799,810
500,000	0.280%, 2/5/2016	499,977
3,450,000	0.252%, 2/8/2016	3,449,783
1,000,000	0.384%, 2/9/2016[b]	1,000,018
21,310,000	0.322%, 2/12/2016	21,307,523
1,000,000	0.270%, 2/16/2016	999,873
4,015,000	0.289%, 2/17/2016	4,014,419
3,000,000	0.280%, 2/19/2016	2,999,533
1,000,000	0.330%, 2/22/2016	999,789
6,399,000	0.387%, 2/24/2016	6,397,279
2,000,000	0.270%, 2/25/2016	1,999,610
2,250,000	0.290%, 2/26/2016	2,249,511
2,140,000	0.300%, 3/1/2016	2,139,447
2,140,000	0.309%, 3/2/2016	2,139,412
4,190,000	0.393%, 3/3/2016[b]	4,189,990
8,390,000	0.340%, 3/4/2016	8,387,306
3,000,000	0.320%, 3/9/2016	2,998,960
1,000,000	1.000%, 3/11/2016	1,000,848
4,230,000	0.500%, 3/17/2016	4,227,239
4,260,000	0.320%, 3/18/2016	4,258,182
2,210,000	0.380%, 3/21/2016	2,208,810
13,250,000	0.363%, 3/30/2016	13,241,985
5,700,000	0.380%, 4/1/2016	5,696,270
4,190,000	0.250%, 4/6/2016	4,188,051
4,230,000	0.375%, 4/8/2016	4,226,959
1,500,000	0.370%, 4/11/2016	1,498,890
4,600,000	0.380%, 4/15/2016	4,596,310
7,450,000	0.410%, 4/20/2016	7,443,127
4,270,000	0.400%, 4/29/2016	4,265,730
7,500,000	0.390%, 5/4/2016	7,492,281
4,230,000	0.241%, 5/12/2016[b]	4,229,992
1,500,000	0.500%, 5/13/2016	1,497,833
4,160,000	0.224%, 5/17/2016[b]	4,159,697
4,220,000	0.285%, 5/20/2016[b]	4,220,000
4,140,000	0.387%, 5/24/2016[b]	4,140,000
4,100,000	0.366%, 5/26/2016[b]	4,099,929
3,500,000	0.490%, 6/1/2016	3,494,140
4,250,000	0.405%, 6/22/2016[b]	4,249,989
4,160,000	0.377%, 6/23/2016[b]	4,160,000
2,500,000	0.535%, 7/15/2016	2,493,795
4,100,000	0.370%, 7/22/2016[b]	4,100,000
8,500,000	0.446%, 7/26/2016[b]	8,499,968
8,300,000	0.224%, 8/17/2016[b]	8,299,136
4,110,000	0.371%, 8/17/2016[b]	4,110,000
4,150,000	0.387%, 8/25/2016[b]	4,150,000
2,130,000	0.456%, 9/1/2016[b]	2,130,000
11,250,000	0.499%, 10/13/2016[b]	11,249,169
4,220,000	0.561%, 1/19/2017[b]	4,219,550
3,720,000	0.516%, 1/26/2017[b]	3,720,000
	Federal Home Loan Bank of Chicago
4,180,000	5.625%, 6/13/2016	4,259,735
	Federal Home Loan Mortgage Corporation
1,295,000	0.280%, 2/19/2016	1,294,819

Principal Amount	Government Agency Debt (89.3%)[a]	Value

$ 975,000	0.280%, 3/4/2016	$974,742
4,200,000	0.430%, 3/8/2016	4,198,094
3,190,000	0.260%, 4/19/2016	3,188,157
4,120,000	0.382%, 8/24/2016[b]	4,120,000
4,130,000	0.393%, 9/2/2016[b]	4,130,000
3,750,000	0.555%, 7/21/2017[b]	3,749,431
	Federal National Mortgage Association
9,340,000	0.200%, 2/1/2016	9,339,896
2,588,000	0.300%, 2/16/2016	2,587,633
2,000,000	0.446%, 8/16/2016[b]	2,000,173
4,130,000	0.446%, 8/26/2016[b]	4,131,941
	Overseas Private Investment Corporation
3,230,400	0.380%, 2/3/2016[b]	3,230,400
2,982,463	0.380%, 2/3/2016[b]	2,982,463
6,426,316	0.380%, 2/3/2016[b]	6,426,316
4,510,000	0.330%, 2/5/2016[b]	4,510,000
6,000,000	0.380%, 2/5/2016[b]	6,000,000
7,526,316	0.380%, 2/5/2016[b]	7,526,316
4,855,000	0.400%, 2/5/2016[b]	4,855,000
7,700,000	0.400%, 2/5/2016[b]	7,700,000
7,231,200	0.330%, 2/12/2016[b]	7,231,200
4,200,000	0.610%, 3/17/2016	4,222,354
3,000,000	0.500%, 4/30/2016	3,142,667
4,040,000	0.510%, 4/30/2016	4,055,472
4,200,000	0.520%, 5/2/2016	4,216,224
4,140,000	0.550%, 7/7/2016	4,152,882
7,450,000	0.870%, 11/18/2016	7,462,912
2,100,000	0.990%, 11/21/2016	2,102,201

	Total	384,227,265

Principal Amount	Treasury Debt (11.0%)[a]	Value

	U.S. Treasury Bills
4,250,000	0.255%, 2/18/2016	4,249,428
	U.S. Treasury Notes
8,300,000	2.375%, 3/31/2016	8,328,442
23,740,000	2.000%, 4/30/2016	23,834,820
4,250,000	5.125%, 5/15/2016	4,308,867
6,330,000	3.250%, 5/31/2016	6,390,108

	Total	47,111,665

	Total Investments (at amortized cost) 100.3%	$431,338,930

	Other Assets and Liabilities, Net (0.3)%	(1,146,266)

	Total Net Assets 100.0%	$430,192,664

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.

Cost for federal income tax purposes	$431,338,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MONEY MARKET FUND

Schedule of Investments as of January 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Government Agency Debt	384,227,265	–	384,227,265	–
Treasury Debt	47,111,665	–	47,111,665	–

Total	$431,338,930	$–	$431,338,930	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

NOTES TO SCHEDULE OF INVESTMENTS

as of January 29, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with, U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

189

NOTES TO SCHEDULE OF INVESTMENTS

as of January 29, 2016

(unaudited)

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All funds, with the exception of the Money

190

NOTES TO SCHEDULE OF INVESTMENTS

as of January 29, 2016

(unaudited)

Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – All funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events

191

NOTES TO SCHEDULE OF INVESTMENTS

as of January 29, 2016

(unaudited)

could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

192

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 24, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 24, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: March 24, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer